UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:        July 31, 2005

Date of reporting period:       July 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                             [LOGO]
                                                             WELLS   ADVANTAGE
                                                             FARGO   FUNDS

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                                  JULY 31, 2005
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                                  ANNUAL REPORT
[PHOTO OMITTED]
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                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                 WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND

                 WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND(SM)

                 WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM)

                 WELLS FARGO ADVANTAGE EQUITY INDEX FUND

                 WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

                 WELLS FARGO ADVANTAGE U.S. VALUE FUND

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
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TABLE OF CONTENTS

Letter to Shareholders ......................................................  1
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Performance Highlights
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   C&B Tax-Managed Value Fund ...............................................  2
   Endeavor Large Cap Fund ..................................................  4
   Endeavor Select Fund .....................................................  6
   Equity Index Fund ........................................................  8
   Large Company Core Fund .................................................. 10
   U.S. Value Fund .......................................................... 12
Fund Expenses ............................................................... 14
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Portfolio of Investments
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   C&B Tax-Managed Value Fund ............................................... 17
   Endeavor Large Cap Fund .................................................. 20
   Endeavor Select Fund ..................................................... 23
   Equity Index Fund ........................................................ 25
   Large Company Core Fund .................................................. 38
   U.S. Value Fund .......................................................... 40
Financial Statements
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   Statements of Assets and Liabilities ..................................... 46
   Statements of Operations ................................................. 48
   Statements of Changes in Net Assets ...................................... 52
   Financial Highlights ..................................................... 60
   Notes to Financial Highlights ............................................ 66
Notes to Financial Statements ............................................... 67
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Report of Independent Registered Public Accounting Firm ..................... 78
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Other Information ........................................................... 79
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List of Abbreviations ....................................................... 84
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                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the annual report for several of the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS. Many of our shareholders recently received a semi-annual report for these funds. The reason for this is that a number of the funds involved in the merger of the WELLS FARGO FUNDS(R) and the Strong Funds in April of 2005 had different fiscal year-end dates. We are in the process of aligning the fiscal year-end dates of our funds in such a manner that, going forward, shareholder reports will be paced every six months and twelve months. Although the timing of this annual report follows the semi-annual report closely, the commentary and financials reflect a longer period through July 31, 2005.

ECONOMY HOLDS UP TO "TRIPLE THREAT"
--------------------------------------------------------------------------------

      The annual period started with the economy regaining momentum in the third quarter of 2004, with growth estimated at a 4% rate, up from the previous quarter's 3.3% rate. More jobs, healthier wage gains, and a slowing of inflation kept the economy on a course for growth. Consumer spending continued to hold up well through the third quarter and to the end of 2004. This was likely aided by continued low mortgage rates that seemed to defy successive rate hikes by the Federal Reserve (the Fed), which raised short-term rates to 3.25% during the period. Low mortgage rates translate into more refinancing, which can lead to more spending money in consumers' pockets.

      Rising interest rates and oil prices were the biggest concerns for investors, and sentiment caught up with the markets at the end of the first quarter of 2005, when growth slowed to an estimated 3.8% rate and then further declined in the second quarter of 2005 to an estimated 3% rate. Despite this slowdown, by the end of the reporting period in July 2005, the economy continued to hold up well against the "triple threat" of rising oil prices, a stronger U.S. dollar (which affects exports), and higher interest rates.

STOCKS ARE A MIXED BAG
--------------------------------------------------------------------------------

      The annual period began with back-to-back gains in the S&P 500 Index from August through September of 2004, but these weren't enough to reverse July 2004's steep decline of 1.9%. Small cap stocks were the hardest hit by the sell-off from July into early August, followed by the mid- and large cap sectors of the market. The final three months of 2004 were very positive for the S&P 500 Index, which ended with a 9.2% gain for the fourth quarter of 2004. A temporary fall in oil prices and the value of the U.S. dollar, along with steady long-term interest rates and post-election optimism, all contributed to the fourth quarter's broad-based rally.

      Stocks had a disappointing start in 2005, with an up and down first quarter leaving the S&P 500 Index with its worst quarterly loss in two years. This seesaw pattern continued through the second quarter of 2005, with the S&P 500 Index gaining moderately, but not able to counter first quarter losses. Weighing on performance were investors' worries over the economic outlook and earnings growth amid rising oil prices. During the second quarter of 2005, small cap stocks finally rebounded past large cap stocks and the overseas markets continued to outperform the U.S. Stocks ended the reporting period in July 2005 on a high note with the S&P 500 Index posting its best gain since November 2004 on the strength of better-than-expected earnings reports.

LOOKING AHEAD: ENERGY--THE NEW REALITY
--------------------------------------------------------------------------------

      Though stocks experienced swings during the reporting period, they are coming out slightly ahead as measured by the S&P 500 Index, which had a year-to-date return of about 2.9%. Energy may not have shaped the economy's performance thus far this year, but its impact accounted for 3.5% of the 11.5% growth for S&P 500 earnings in the second quarter of 2005.

      Uncertainty still remains with regard to how future increases in short-term interest rates and oil prices may affect spending by consumers and businesses--key drivers of our economic growth. You can help prepare for what the markets may have in store by managing your investment risk through a broadly diversified portfolio with stocks, bonds, and cash that can help you weather unexpected market shifts. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us and we are committed to helping you meet your financial needs.

  Sincerely,

  /s/ Karla M. Rabusch

  Karla M. Rabusch
  President
  WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
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WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND (the Fund) seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Cooke & Bieler, L.P.

FUND MANAGERS                           INCEPTION DATE
   Kermit S. Eck, CFA                      2/12/1997
   James R. Norris
   R. James O'Neil, CFA

   Michael M. Meyer, CFA
   Edward W. O'Connor, CFA
   Mehul Trivedi, CFA

HOW DID THE FUND PERFORM OVER THE NINE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 9.00%(1) (excluding sales charge) for the nine-month period ending July 31, 2005, underperforming its benchmark, the Russell 1000(R) Value Index(2), which returned 13.69%, and underperforming its other benchmark, the S&P 500 Index(3), which returned 10.68%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS D AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 1.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN ONE YEAR AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      To put the market environment in perspective during the nine-month period, we note that only two groups turned in positive performance: energy and utilities. The vast majority of the portfolio's underperformance relative to the Russell 1000 Value Index is attributable to our underweighting in these two groups. Together, these sectors comprise approximately 20% of the index. In contrast, as has been the case for the past year or so, the portfolio currently has modest exposure to the energy sector and limited exposure to utilities.

      The Fund benefited from owning many individual stocks with strong or improving company fundamentals. Representing a diverse group of sectors, major contributors to the Fund's performance included HCA Incorporated, Wendy's International, Baxter International, Hasbro and Exxon Mobil Corporation. Of course, not all stock picks turned in strong performance. Fund holdings that were disappointing during the period included Leggett & Platt Incorporated, Jones Apparel Group Incorporated, Anheuser-Busch Companies Incorporated, Gannett Company Incorporated and Merck & Company.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The precariousness of trying to forecast short-term trends is the primary reason we stay focused on the long-term picture. We remain committed to evaluating variables which we believe are more straightforward to analyze and predict, such as fundamentals and valuations.

      We sold stocks that reached their price targets as well as those that triggered our concerns about the companies' future business strategies. Some of these names included Bank of New York, Viacom, Wendy's International, Boeing, Snap-On, Computer Sciences and Steelcase. We also reduced a few positions based on valuation concerns, including HCA, Zale Corporation, Big Lots Incorporated, Bristol-Myers Squibb Company, Hubbell Incorporated and Merck & Company.

      Holdings were replaced by companies that we believe to be of high quality and financially strong, and whose stocks are currently undervalued by our measures. These names include All state Corporation, State Street Corporation, Gannett Company, Nokia Oyj, Boston Scientific Corporation, Flextronics International Limited, Applied Materials Incorporated and Avon Products Incorporated. We also added to existing holdings in American Express Company, General Dynamics Corporation, Molex Incorporated, Engelhard Corporation, ARAMARK Corporation and McDonald's Corporation.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We see a decent underlying economic environment. Inflation remains generally moderate and the Federal Reserve appears intent on containing whatever inflationary forces are brewing in the U.S economy. The recent decline in long-term interest rates and the flattening yield curve is a concern. Both have historically been leading indicators of economic weakness. Indeed, economic growth is slowing, as we are now well into the expansion phase of the current cycle. However, we do not see signs of significant overheating, excessive investment, or inventory build-up that would ultimately lead to a major economic pullback or recession.

      We continue to believe that stock selection will be an increasingly important factor in determining investment performance, and the success of a stock pick will ultimately be determined by a company's ability to generate expected cash flows. Because the dependability and growth of cash flows are a direct function of a company's competitive advantages and financial discipline, we believe that it is more important than ever to focus on high-quality stocks.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.
--------------------------------------------------------------------------------

  The views expressed are as of July 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND.

(1) The Fund's Adviser has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

  Prior to April 11, 2005, the WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND was named the Wells Fargo C&B Tax-Managed Value Fund. Performance shown for Class A, Class B, Class C, Class D and Administrator Class (formerly named Institutional Class) shares of the WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND for

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)


                                               Including Sales Charge                           Excluding Sales Charge
                                  ------------------------------------------------  -----------------------------------------------
                                  6-Month*  9-Month*  1-Year  5-Year  Life of Fund  6-Month*  9-Month*  1-Year  5-Year  Life of Fund
   C&B Tax-Managed Value
     Fund - Class A
     (Incept. Date 7/26/2004)      (1.92)     2.74     5.37    7.78      9.35         4.07      9.00     11.77   9.06     10.11
-----------------------------------------------------------------------------------------------------------------------------------
   C&B Tax-Managed Value
     Fund - Class B
     (Incept. Date 7/26/2004)      (1.29)     3.37     5.69    7.94      9.31         3.71      8.37     10.69   8.23      9.31
-----------------------------------------------------------------------------------------------------------------------------------
   C&B Tax-Managed Value
     Fund - Class C
     (Incept. Date 7/26/2004)       2.76      7.41     9.79    8.25      9.32         3.76      8.41     10.79   8.25      9.32
-----------------------------------------------------------------------------------------------------------------------------------
   C&B Tax-Managed Value
     Fund - Class D
     (Incept. Date 2/12/1997)                                                         4.09      8.95     11.53   9.01     10.09
-----------------------------------------------------------------------------------------------------------------------------------
   C&B Tax-Managed Value
     Fund - Administrator Class
     (Incept. Date 7/26/2004)                                                         4.20      9.12     11.77   9.06     10.11
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
     Russell 1000 (R)
       Value Index(2)                                                                 6.60     13.69     19.04   6.90      9.44
-----------------------------------------------------------------------------------------------------------------------------------
     S&P 500 Index(3)                                                                 5.45     10.68     14.04  (1.35)     7.08

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------
    Beta**                                                               1.02
--------------------------------------------------------------------------------
    Price to Earnings (trailing 12 months)                              16.48x
--------------------------------------------------------------------------------
    Price to Book Ratio                                                  3.90x
--------------------------------------------------------------------------------
    Median Market Cap. ($B)                                           $ 21.35
--------------------------------------------------------------------------------
    Portfolio Turnover                                                     32%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                  24%
Consumer Staples                                         9%
Energy                                                   5%
Financials                                              22%
Health Care                                             11%
Industrials                                             16%
Information Technology                                   8%
Materials                                                2%
Telecommunication Services                               3%

TEN LARGEST EQUITY HOLDINGS(4,5)(AS OF JULY 31, 2005)
--------------------------------------------------------------------------------
   McDonald's Corporation                                                3.38%
--------------------------------------------------------------------------------
   American Express Company                                              3.13%
--------------------------------------------------------------------------------
   Molex Incorporated Class A                                            3.00%
--------------------------------------------------------------------------------
   General Dynamics Corporation                                          2.93%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                               2.91%
--------------------------------------------------------------------------------
   Vodafone Group plc ADR                                                2.87%
--------------------------------------------------------------------------------
   Manpower Incorporated                                                 2.86%
--------------------------------------------------------------------------------
   Omnicom Group Incorporated                                            2.78%
--------------------------------------------------------------------------------
   MBIA Incorporated                                                     2.66%
--------------------------------------------------------------------------------
   Hasbro Incorporated                                                   2.58%
--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT(6) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


             WELLS FARGO ADVANTAGE C&B TAX-   WELLS FARGO ADVANTAGE C&B TAX-   RUSSELL 1000(R)   S&P 500
             MANAGED VALUE FUND - CLASS A     MANAGED VALUE FUND - CLASS D       VALUE INDEX      INDEX
 2/12/1997                9,425                           10,000                    10,000        10,000
 2/28/1997                9,312                            9,880                    10,050         9,860
 3/31/1997                9,237                            9,800                     9,688         9,456
 4/30/1997                9,388                            9,961                    10,095        10,020
 5/31/1997               10,192                           10,813                    10,659        10,629
 6/30/1997               10,702                           11,355                    11,117        11,105
 7/31/1997               11,489                           12,189                    11,953        11,988
 8/31/1997               10,986                           11,656                    11,527        11,316
 9/30/1997               11,451                           12,149                    12,223        11,935
10/31/1997               10,889                           11,554                    11,882        11,537
11/30/1997               11,222                           11,907                    12,408        12,071
12/31/1997               11,308                           11,998                    12,770        12,279
 1/31/1998               11,232                           11,917                    12,589        12,414
 2/28/1998               12,129                           12,868                    13,436        13,309
 3/31/1998               12,625                           13,395                    14,258        13,990
 4/30/1998               12,510                           13,273                    14,354        14,133
 5/31/1998               12,232                           12,978                    14,141        13,890
 6/30/1998               12,098                           12,836                    14,322        14,454
 7/31/1998               11,619                           12,327                    14,070        14,300
 8/31/1998                9,845                           10,446                    11,976        12,234
 9/30/1998               10,545                           11,188                    12,664        13,018
10/31/1998               11,778                           12,496                    13,645        14,077
11/30/1998               12,211                           12,956                    14,281        14,930
12/31/1998               12,369                           13,123                    14,767        15,789
 1/31/1999               11,751                           12,468                    14,885        16,449
 2/28/1999               11,867                           12,591                    14,675        15,938
 3/31/1999               12,234                           12,980                    14,979        16,575
 4/30/1999               13,210                           14,016                    16,378        17,217
 5/31/1999               13,268                           14,077                    16,198        16,811
 6/30/1999               13,645                           14,478                    16,667        17,744
 7/31/1999               13,374                           14,189                    16,179        17,190
 8/31/1999               12,908                           13,696                    15,579        17,105
 9/30/1999               12,473                           13,234                    15,035        16,636
10/31/1999               12,512                           13,275                    15,901        17,689
11/30/1999               12,589                           13,357                    15,777        18,048
12/31/1999               13,055                           13,852                    15,853        19,111
 1/31/2000               12,870                           13,655                    15,336        18,151
 2/29/2000               11,828                           12,549                    14,197        17,808
 3/31/2000               13,394                           14,211                    15,929        19,550
 4/30/2000               13,570                           14,398                    15,744        18,962
 5/31/2000               14,234                           15,102                    15,909        18,573
 6/30/2000               13,795                           14,637                    15,182        19,032
 7/31/2000               13,805                           14,647                    15,372        18,735
 8/31/2000               14,422                           15,301                    16,226        19,898
 9/30/2000               14,582                           15,472                    16,376        18,848
10/31/2000               15,054                           15,972                    16,779        18,768
11/30/2000               15,034                           15,951                    16,156        17,289
12/31/2000               15,900                           16,869                    16,966        17,374
 1/31/2001               15,685                           16,641                    17,030        17,991
 2/28/2001               15,330                           16,265                    16,557        16,352
 3/31/2001               14,865                           15,772                    15,972        15,317
 4/30/2001               15,059                           15,978                    16,755        16,505
 5/31/2001               15,717                           16,676                    17,132        16,616
 6/30/2001               15,216                           16,144                    16,751        16,212
 7/31/2001               15,583                           16,534                    16,716        16,053
 8/31/2001               15,529                           16,476                    16,046        15,050
 9/30/2001               14,780                           15,681                    14,916        13,836
10/31/2001               14,758                           15,658                    14,788        14,100
11/30/2001               15,397                           16,336                    15,647        15,181
12/31/2001               15,745                           16,705                    16,016        15,315
 1/31/2002               15,897                           16,866                    15,893        15,091
 2/28/2002               16,244                           17,235                    15,919        14,800
 3/31/2002               16,751                           17,773                    16,672        15,356
 4/30/2002               16,414                           17,416                    16,100        14,426
 5/31/2002               16,414                           17,416                    16,180        14,321
 6/30/2002               15,504                           16,450                    15,251        13,301
 7/31/2002               14,471                           15,354                    13,833        12,265
 8/31/2002               14,591                           15,481                    13,938        12,345
 9/30/2002               13,197                           14,002                    12,388        11,004
10/31/2002               14,101                           14,961                    13,306        11,971
11/30/2002               15,300                           16,233                    14,145        12,675
12/31/2002               14,599                           15,490                    13,531        11,931
 1/31/2003               14,063                           14,921                    13,203        11,620
 2/28/2003               13,374                           14,190                    12,851        11,445
 3/31/2003               13,462                           14,283                    12,873        11,555
 4/30/2003               14,842                           15,748                    14,005        12,507
 5/31/2003               15,883                           16,852                    14,910        13,165
 6/30/2003               16,101                           17,083                    15,096        13,334
 7/31/2003               16,343                           17,340                    15,323        13,568
 8/31/2003               17,023                           18,062                    15,562        13,833
 9/30/2003               16,524                           17,532                    15,409        13,686
10/31/2003               17,545                           18,616                    16,352        14,460
11/30/2003               17,820                           18,907                    16,574        14,587
12/31/2003               18,701                           19,842                    17,596        15,351
 1/31/2004               18,932                           20,087                    17,905        15,634
 2/29/2004               19,472                           20,659                    18,289        15,851
 3/31/2004               19,269                           20,445                    18,129        15,612
 4/30/2004               19,049                           20,211                    17,687        15,367
 5/31/2004               19,214                           20,386                    17,867        15,577
 6/30/2004               19,662                           20,862                    18,289        15,879
 7/31/2004               19,056                           20,219                    18,031        15,354
 8/31/2004               19,200                           20,347                    18,287        15,415
 9/30/2004               19,453                           20,616                    18,570        15,582
10/31/2004               19,541                           20,698                    18,879        15,820
11/30/2004               20,103                           21,271                    19,833        16,460
12/31/2004               20,973                           22,192                    20,497        17,020
 1/31/2005               20,465                           21,665                    20,133        16,605
 2/28/2005               20,815                           22,048                    20,801        16,954
 3/31/2005               20,589                           21,797                    20,515        16,654
 4/30/2005               20,172                           21,366                    20,148        16,338
 5/31/2005               20,668                           21,881                    20,633        16,858
 6/30/2005               20,691                           21,904                    20,859        16,882
 7/31/2005               21,299                           22,550                    21,461        17,510

--------------------------------------------------------------------------------
periods prior to July 26, 2004, reflects the performance of the unnamed share class of the C&B Tax-Managed Value Portfolio, the predecessor fund, adjusted to reflect the sales charges and expenses applicable to each share class. Effective at the close of business on July 23, 2004, the WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND was organized as the successor fund to the C&B Tax-Managed Value Fund.

(2) The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND Class A shares and Class D shares for the life of the Fund with the Russell 1000(R) Value Index and the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Class D shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND(SM)(the Fund) seeks long-term capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Thomas J. Pence, CFA                    9/28/2001
   Erik J. Voss, CFA

HOW DID THE FUND PERFORM OVER THE SEVEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.42%1 (excluding sales charge) for the seven-month period ending July 31, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 2.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME
PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's strong performance, as compared to its benchmark, was due primarily to favorable stock selection within the energy, health care, and financials sectors. Our commitment to energy stocks was predicated on our belief that increased capital investment is necessary in light of growing energy demand. As such, the Fund benefited from strong performance by its holdings in Transocean Incorporated, a provider of offshore contract drilling services, and Valero Energy Corporation, an oil refiner.

      Within the health care sector, managed care companies such as UnitedHealth Group Incorporated and WellPoint Incorporated delivered stable returns, as both companies enjoyed strong pricing trends and enrollment growth. During the period, UnitedHealth Group announced an acquisition of PacifiCare Health Systems Incorporated. We view this as a positive acquisition, because the newly combined firm will increase its exposure to adult senior business and therefore increase exposure to Medicare spending. Also, our position in Alcon Incorporated, a dominant player in eye-care products, provided particularly strong performance. The firm posted solid growth in its pharmaceutical and surgical divisions, resulting from its increased presence in emerging markets.

      Financial holdings also aided portfolio returns, as we shied away from companies whose future earnings were heavily dependent on consumer lending. Allstate Corporation and Marshall & Ilsley Corporation produced solid performance during the reporting period.

      In general, our information technology holdings detracted from the Fund's returns during the period, as corporations were slow to spend money on technology initiatives. As a result, software and telecommunications holdings such as Check Point Software Technologies Limited and Motorola Incorporated performed poorly during the period. These lackluster results were marginally offset by strength in specific technology positions, including Marvell Technology Group Limited and Texas Instruments Incorporated.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased our weighting in health care equipment companies, such as Medtronic Incorporated and Alcon. In addition, we established a position in UnitedHealth Group to increase our exposure to health care service providers. We also added to our existing energy exposure by introducing Valero Energy to the portfolio and increasing our position in Canadian Natural Resources Limited, an exploration and production company. However, due to the rapid stock appreciation in Valero Energy, we eliminated our position as the firm reached its price target.

      Our technology holdings decreased as we eliminated specific communications equipment and semi-conductor holdings. Moreover, we significantly lowered our exposure to materials companies, specifically in metals and mining, chemicals, and packaging.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While strong U.S. consumer spending has supported the majority of the economic recovery thus far, we expect investors to focus on companies that will benefit from corporate capital spending in the second half of 2005. Therefore, within the consumer discretionary sector, we are focusing on companies with unique niches that can generate growth even if consumer spending stagnates.

      We expect corporate-profit growth to continue into the second half of 2005. Corporations continue to generate record levels of free cash flow but thus far have been reluctant to spend this money on capital projects. We believe that much of the capital spending cycle and inventory build-up is yet to come, but that capital spending projects will be very selective. In light of these market conditions, we remain focused on firms that are well positioned to meet earnings expectations and deliver cash flow growth.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.
--------------------------------------------------------------------------------
      The views expressed are as of July 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------


                                                Including Sales Charge                           Excluding Sales Charge
                                        -------------------------------------------   -------------------------------------------
                                        6-Month*   7-Month*   1-Year   Life of Fund   6-Month*   7-Month*   1-Year   Life of Fund
---------------------------------------------------------------------------------------------------------------------------------
   Endeavor Large Cap Fund - Class A
      (Incept. Date 9/28/2001)            3.63      (0.65)     14.15     4.48           9.96       5.42     21.15        6.11
---------------------------------------------------------------------------------------------------------------------------------
   Endeavor Large Cap Fund - Class B
      (Incept. Date 9/28/2001)            4.51       0.00      15.28     4.79           9.51       5.00     20.28        5.47
---------------------------------------------------------------------------------------------------------------------------------
   Endeavor Large Cap Fund - Class C
      (Incept. Date 9/28/2001)            8.61       4.00      19.28     5.47           9.61       5.00     20.28        5.47
---------------------------------------------------------------------------------------------------------------------------------
   Benchmark
---------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index(2)                                                                  5.45       2.88     14.04        6.34
---------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Beta**                                                                1.07
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               27.87x
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   3.41x
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                          $   25.14
--------------------------------------------------------------------------------
   Portfolio Turnover                                                      61%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA
   IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                            12%
Consumer Staples                                   6%
Energy                                             9%
Financials                                         7%
Health Care                                       25%
Industrials                                        6%
Information technology                            29%
Materials                                          1%
Telecommunication Services                         5%

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   WellPoint Incorporated                                                4.69%
--------------------------------------------------------------------------------
   Sprint Nextel Corporation                                             4.63%
--------------------------------------------------------------------------------
   General Electric Company                                              4.42%
--------------------------------------------------------------------------------
   Dell Incorporated                                                     4.11%
--------------------------------------------------------------------------------
   UnitedHealthcare Group Incorporated                                   3.77%
--------------------------------------------------------------------------------
   CVS Corporation                                                       3.60%
--------------------------------------------------------------------------------
   Williams Companies Incorporated                                       3.03%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                3.01%
--------------------------------------------------------------------------------
   Marvell Technology Group Limited                                      2.90%
--------------------------------------------------------------------------------
   EMC Corporation                                                       2.90%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE
              ENDEAVOR LARGE CAP
                FUND - CLASS A       S&P 500 INDEX
 9/28/2001           9,425              10,000
 9/30/2001           9,425              10,000
10/31/2001           9,727              10,191
11/30/2001          10,358              10,972
12/31/2001          10,222              11,068
 1/31/2002           9,961              10,907
 2/28/2002           9,218              10,697
 3/31/2002           9,710              11,099
 4/30/2002           9,092              10,426
 5/31/2002           8,967              10,350
 6/30/2002           8,330               9,613
 7/31/2002           7,519               8,864
 8/31/2002           7,509               8,922
 9/30/2002           7,133               7,953
10/31/2002           7,558               8,652
11/30/2002           7,818               9,161
12/31/2002           7,287               8,623
 1/31/2003           7,094               8,398
 2/28/2003           7,104               8,272
 3/31/2003           7,239               8,351
 4/30/2003           7,770               9,039
 5/31/2003           8,224               9,515
 6/30/2003           8,310               9,637
 7/31/2003           8,716               9,807
 8/31/2003           9,063               9,997
 9/30/2003           8,909               9,892
10/31/2003           9,420              10,451
11/30/2003           9,401              10,543
12/31/2003           9,729              11,095
 1/31/2004          10,125              11,299
 2/29/2004          10,212              11,456
 3/31/2004          10,029              11,283
 4/30/2004           9,556              11,106
 5/31/2004           9,990              11,258
 6/30/2004          10,270              11,477
 7/31/2004           9,768              11,097
 8/31/2004           9,575              11,142
 9/30/2004          10,125              11,262
10/31/2004          10,376              11,435
11/30/2004          10,897              11,897
12/31/2004          11,225              12,302
 1/31/2005          10,762              12,002
 2/28/2005          10,801              12,254
 3/31/2005          10,714              12,037
 4/30/2005          10,463              11,809
 5/31/2005          11,158              12,185
 6/30/2005          11,322              12,202
 7/31/2005          11,833              12,656

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B and Class C shares of the WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND for periods prior to April 11, 2005, reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Endeavor Large Cap Fund, its predecessor fund, adjusted to reflect each Class' applicable sales charge. Effective at the close of business on April 8, 2005, certain of the Strong Funds were reorganized into certain of the WELLS FARGO ADVANTAGE FUNDS.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM)(the Fund) seeks long-term capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Thomas J. Pence, CFA                    12/29/2000
   Erik J. Voss, CFA

HOW DID THE FUND PERFORM OVER THE SEVEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.93%(1) (excluding sales charge) for the seven-month period ending July 31, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 2.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's strong performance was due primarily to superior stock selection within the health care, energy, and telecommunications services sectors. During the period, our health care holdings performed well due to our continued focus on core growth firms. Managed care provider WellPoint Incorporated produced consistent results, while Alcon Incorporated, a dominant player in the eye-care industry, was a solid contributor to the Fund.

      In the energy sector, we maintained our belief that the growing energy demands of emerging markets will be met by increased spending within the oil industry. As a result, we continued to select solid growth companies such as Canadian Natural Resources Limited, Valero Energy Corporation, and Grant Prideco Incorporated. Additionally, the Fund's returns were bolstered by several telecommunications stocks, including NII Holdings Incorporated and Sprint Nextel Corporation.

      Conversely, the Fund's performance was negatively affected by specific technology firms and by mixed results in the consumer discretionary sector. For example, security software provider Check Point Software Technologies Limited experienced slow sales in Western Europe during the first quarter, which hindered its stock price. Among consumer discretionary holdings, positive results from Marriott International Incorporated were offset by poor performance in Harman International Industries Incorporated, a high-quality audio systems manufacturer. We took advantage of its low stock price to increase our exposure to Harman International Industries, because we see several factors in place that should promote future growth.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We added to our existing holdings in health care services, including managed care provider WellPoint, a Blue Cross Blue Shield provider, and we initiated a position in UnitedHealth Group Incorporated. In health care equipment, we increased our exposure to Medtronic Incorporated, Fisher Scientific International Incorporated, and Alcon, while establishing a new biotechnology position in Gilead Sciences Incorporated. We also added to our sizable weighting in the energy sector by building a position in Valero Energy, a leading energy refiner. However, due to the rapid stock appreciation in Valero Energy, we eliminated our position as the firm reached its price target. In addition, we increased our holdings in Grant Prideco, an energy equipment maker, and in Williams Companies Incorporated, which is engaged primarily in exploring, producing, and transporting natural gas.

      Our information technology weighting decreased as we became more vigilant about investing in those companies that are well positioned to capture increasing capital spending. Finally, we eliminated a number of industrial holdings based on deteriorating fundamentals.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect corporate-profit growth to continue into the second half of 2005. Although consumer spending has proven resilient, we expect to become very selective about identifying companies that can generate growth even if broad consumer spending slows.

      In addition, we are diligently reviewing our current holdings and potential investments to ensure that these companies can produce sustainable growth potential despite high-energy prices and rising short-term interest rates. While growth stocks may be challenged by current market conditions, we remain focused on firms that are well positioned to produce respectable earnings and cash flow growth with reasonable valuations. In building the portfolio, we remain committed to selecting from among these types of firms so the Fund can serve its investors well in both robust and weak economic periods.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK, AND NON-DIVERSIFIED PORTFOLIO RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
      The views expressed are as of July 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

                                                          Including Sales Charge                    Excluding Sales Charge
                                                 ----------------------------------------  ----------------------------------------
                                                 6-Month*  7-Month*  1-Year  Life of Fund  6-Month*  7-Month*  1-Year  Life of Fund
-----------------------------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Class A (Incept. Date
      12/29/2000)                                  3.34     (0.17)    14.81     (0.51)       9.65      5.93     21.84      0.78
-----------------------------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Class B (Incept. Date
      12/29/2000)                                  4.13      0.44     15.79     (0.42)       9.13      5.44     20.79      0.02
-----------------------------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Class C (Incept. Date
      12/29/2000)                                  8.01      4.33     19.66     (0.01)       9.01      5.33     20.66     (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Administrator Class
      (Incept. Date 4/11/2005)                                                               9.64      5.93     21.84      0.78
-----------------------------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Institutional Class
      (Incept. Date 4/11/2005)                                                               9.64      5.93     21.84      0.78
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index(2)                                                                       5.45      2.88     14.04      0.17
-----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Beta**                                                                   1.12
--------------------------------------------------------------------------------
Price to Earnings (trailing 12 months)                                  28.14x
--------------------------------------------------------------------------------
Price to Book Ratio                                                      3.57x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                $18.77
--------------------------------------------------------------------------------
Portfolio Turnover                                                         54%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                            14%
Consumer Staples                                   6%
Energy                                             9%
Financials                                         2%
Health Care                                       27%
Industrials                                        5%
Information technology                            27%
Materials                                          2%
Telecommunication Services                         8%

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   WellPoint Incorporated                                                5.61%
--------------------------------------------------------------------------------
   Sprint Nextel Corporation                                             4.99%
--------------------------------------------------------------------------------
   General Electric Company                                              4.64%
--------------------------------------------------------------------------------
   UnitedHealth Group Incorporated                                       3.80%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                3.78%
--------------------------------------------------------------------------------
   Marvel Enterprises Incorporated                                       3.63%
--------------------------------------------------------------------------------
   CVS Corporation                                                       3.61%
--------------------------------------------------------------------------------
   Dell Incorporated                                                     3.32%
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                             3.31%
--------------------------------------------------------------------------------
   Oracle Corporation                                                    3.28%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE      WELLS FARGO ADVANTAGE
               ENDEAVOR SELECT            ENDEAVOR SELECT
               FUND - CLASS A        FUND - ADMINISTRATOR CLASS   S&P 500 INDEX
12/29/2000         9,425                      10,000                  10,000
12/31/2000         9,425                      10,000                  10,000
 1/31/2001        10,104                      10,720                  10,355
 2/28/2001         8,445                       8,960                   9,411
 3/31/2001         7,549                       8,010                   8,815
 4/30/2001         8,228                       8,730                   9,500
 5/31/2001         8,341                       8,850                   9,563
 6/30/2001         8,454                       8,970                   9,331
 7/31/2001         8,002                       8,490                   9,239
 8/31/2001         7,418                       7,870                   8,661
 9/30/2001         6,635                       7,040                   7,962
10/31/2001         6,975                       7,400                   8,114
11/30/2001         7,493                       7,950                   8,736
12/31/2001         7,531                       7,990                   8,812
 1/31/2002         7,088                       7,520                   8,684
 2/28/2002         6,607                       7,010                   8,516
 3/31/2002         7,191                       7,630                   8,837
 4/30/2002         6,777                       7,190                   8,301
 5/31/2002         6,654                       7,060                   8,240
 6/30/2002         6,277                       6,660                   7,653
 7/31/2002         5,740                       6,090                   7,057
 8/31/2002         5,787                       6,140                   7,103
 9/30/2002         5,683                       6,030                   6,332
10/31/2002         6,070                       6,440                   6,889
11/30/2002         6,202                       6,580                   7,294
12/31/2002         5,760                       6,111                   6,866
 1/31/2003         5,599                       5,941                   6,686
 2/28/2003         5,580                       5,921                   6,586
 3/31/2003         5,694                       6,041                   6,649
 4/30/2003         6,005                       6,371                   7,197
 5/31/2003         6,354                       6,742                   7,576
 6/30/2003         6,458                       6,852                   7,672
 7/31/2003         6,864                       7,283                   7,808
 8/31/2003         7,223                       7,664                   7,960
 9/30/2003         7,091                       7,524                   7,875
10/31/2003         7,629                       8,095                   8,321
11/30/2003         7,639                       8,105                   8,394
12/31/2003         7,894                       8,375                   8,834
 1/31/2004         8,318                       8,826                   8,996
 2/29/2004         8,337                       8,846                   9,121
 3/31/2004         8,252                       8,756                   8,983
 4/30/2004         7,875                       8,355                   8,842
 5/31/2004         8,300                       8,806                   8,964
 6/30/2004         8,639                       9,166                   9,138
 7/31/2004         8,016                       8,505                   8,835
 8/31/2004         7,790                       8,265                   8,871
 9/30/2004         8,271                       8,776                   8,967
10/31/2004         8,507                       9,026                   9,104
11/30/2004         8,970                       9,517                   9,472
12/31/2004         9,220                       9,782                   9,794
 1/31/2005         8,908                       9,451                   9,556
 2/28/2005         8,888                       9,430                   9,756
 3/31/2005         8,849                       9,389                   9,584
 4/30/2005         8,571                       9,094                   9,402
 5/31/2005         9,210                       9,772                   9,701
 6/30/2005         9,303                       9,881                   9,715
 7/31/2005         9,767                      10,363                  10,076

--------------------------------------------------------------------------------
      Performance shown for the Class A, Class B and Class C shares of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND for periods prior to April 11, 2005, reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Select Fund, its predecessor fund, adjusted to reflect each Class' applicable sales charge. Performance shown for the Administrator Class and Institutional Class shares of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND for periods prior to April 11, 2005, reflects the performance  of the  Class A shares  of the  Strong  Advisor  Select  Fund,  its predecessor fund, which is lower than expected to be achieved by the Administrator Class and Institutional Class shares. This is because the Class A shares, though invested in the same portfolio of securities, generally have different fees and expenses than the Administrator and Institutional Class shares. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND Class A and Administrator Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EQUITY INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE EQUITY INDEX FUND (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks composing the S&P 500 Index(2) (Index) before fees and expenses.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Gregory T. Genung, CFA                  1/25/1984

HOW DID THE FUND PERFORM OVER THE TEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.76%(1) (excluding sales charge) for the ten-month period ending July 31, 2005, underperforming its benchmark, the S&P 500 Index(2), which returned 12.37% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME
PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      There have been two main drivers of performance over the past 10 months: economic growth and corporate earnings. While the actions in the Middle East continue, they have taken a backseat to more fundamental factors from a market standpoint. Economic growth has rebounded, unemployment has dropped and inflation has remained in check, even in the face of rising oil prices. Company earnings continue to exceed analyst expectations. All of this has had a positive effect on the S&P 500 performance of the Index.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We made changes to the Fund's holdings according to the corresponding S&P 500 Index additions, deletions and reweightings of companies. For example, J.C. Penney (JCP) shares were adjusted downward on April 12, 2005, to reflect the company's ongoing share repurchase program. This reduced the number of JCP shares outstanding in the marketplace, thus reducing the number of shares included in the Index. Subsequently, the Fund sold shares to stay in line with the Index. Reasons a stock may be added or deleted from the index range from merger and acquisition activity to lack of representation, meaning the stock may no longer meet the requirements for inclusion in the index (i.e. too small, lack of trading etc.).

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Looking ahead, we expect positive performance for the Index. The economy is performing well, improving company financial statements have led to stock buybacks and dividend increases, and even Federal Open Market Committee (FOMC) Chairman Greenspan is on record saying that inflation is contained and that the current growth rate is sustainable going forward. We will continue to trade the shares of the Fund's holdings only in response to changes set forth by Standard and Poor's, which we believe will continue its positive performance in the future.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of July 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE EQUITY INDEX FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE EQUITY INDEX FUND was named the Wells Fargo Equity Index Fund. Performance shown for the Class A and Class B shares of the Fund for periods prior to November 8,1999, reflects the performance of the applicable share class of the Stagecoach Equity Index Fund, its predecessor fund. Performance shown for the Class A shares for periods prior to December 15, 1997, reflects the performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class B shares for periods prior to February 17,1998, reflects the performance of the Class A shares adjusted to reflect Class B sales charges and expenses.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

                                              Including Sales Charge                             Excluding Sales Charge
                                 ------------------------------------------------   ------------------------------------------------
                                 6-Month*   10-Month*   1-Year   5-Year   10-Year   6-Month*   10-Month*   1-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------------------
   Equity Index Fund - Class A    (0.92)      5.33       6.80    (3.12)    8.50       5.12       11.76     13.32    (1.97)    9.14
------------------------------------------------------------------------------------------------------------------------------------
   Equity Index Fund - Class B    (0.27)      6.08       7.48    (3.15)    8.36       4.73       11.08     12.48    (2.70)    8.36
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                                                 5.45       12.37     14.04    (1.35)    9.98
------------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------
   Beta**                                                                1.00
--------------------------------------------------------------------------------
   Price to Earnings Ratio (trailing 12 months)                         22.35x
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   4.14x
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                           $  11.26
--------------------------------------------------------------------------------
   Portfolio Turnover                                                       3%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary        12%
Consumer Staples              10%
Energy                         9%
Financials                    20%
Health Care                   13%
Industrials                   11%
Information Technology        16%
Materials                      3%
Telecommunication Services     3%
Utilities                      3%

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                               3.31%
--------------------------------------------------------------------------------
   General Electric Company                                              3.24%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                 2.28%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                2.00%
--------------------------------------------------------------------------------
   Pfizer Incorporated                                                   1.74%
--------------------------------------------------------------------------------
   Johnson & Johnson                                                     1.68%
--------------------------------------------------------------------------------
   Bank of America Corporation                                           1.55%
--------------------------------------------------------------------------------
   Intel Corporation                                                     1.48%
--------------------------------------------------------------------------------
   Wal-Mart Stores Incorporated                                          1.46%
--------------------------------------------------------------------------------
   American International Group Incorporated                             1.38%

GROWTH OF $10,000 INVESTMENT(5) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE EQUITY
                  INDEX FUND - CLASS A        S&P 500 Index
 7/31/1995                9,426                  10,000
 8/31/1995                9,443                  10,025
 9/30/1995                9,829                  10,448
10/31/1995                9,790                  10,410
11/30/1995               10,206                  10,867
12/31/1995               10,393                  11,076
 1/31/1996               10,736                  11,453
 2/29/1996               10,829                  11,559
 3/31/1996               10,925                  11,671
 4/30/1996               11,075                  11,843
 5/31/1996               11,347                  12,147
 6/30/1996               11,382                  12,194
 7/31/1996               10,872                  11,655
 8/31/1996               11,089                  11,902
 9/30/1996               11,703                  12,571
10/31/1996               12,014                  12,917
11/30/1996               12,905                  13,893
12/31/1996               12,644                  13,618
 1/31/1997               13,414                  14,468
 2/28/1997               13,508                  14,582
 3/31/1997               12,946                  13,984
 4/30/1997               13,706                  14,818
 5/31/1997               14,525                  15,719
 6/30/1997               15,170                  16,423
 7/31/1997               16,347                  17,729
 8/31/1997               15,424                  16,737
 9/30/1997               16,252                  17,653
10/31/1997               15,699                  17,064
11/30/1997               16,407                  17,853
12/31/1997               16,675                  18,159
 1/31/1998               16,850                  18,360
 2/28/1998               18,054                  19,683
 3/31/1998               18,964                  20,691
 4/30/1998               19,144                  20,899
 5/31/1998               18,802                  20,540
 6/30/1998               19,565                  21,374
 7/31/1998               19,346                  21,147
 8/31/1998               16,545                  18,092
 9/30/1998               17,595                  19,252
10/31/1998               18,999                  20,816
11/30/1998               20,140                  22,077
12/31/1998               21,290                  23,349
 1/31/1999               22,162                  24,325
 2/28/1999               21,463                  23,569
 3/31/1999               22,306                  24,511
 4/30/1999               23,157                  25,461
 5/31/1999               22,597                  24,860
 6/30/1999               23,830                  26,239
 7/31/1999               23,078                  25,421
 8/31/1999               22,952                  25,295
 9/30/1999               22,313                  24,602
10/31/1999               23,715                  26,158
11/30/1999               24,172                  26,690
12/31/1999               25,573                  28,261
 1/31/2000               24,273                  26,841
 2/29/2000               23,801                  26,334
 3/31/2000               26,098                  28,908
 4/30/2000               25,297                  28,039
 5/31/2000               24,763                  27,465
 6/30/2000               25,353                  28,142
 7/31/2000               24,964                  27,703
 8/31/2000               26,496                  29,423
 9/30/2000               25,086                  27,870
10/31/2000               24,964                  27,751
11/30/2000               22,985                  25,565
12/31/2000               23,089                  25,691
 1/31/2001               23,892                  26,601
 2/28/2001               21,724                  24,177
 3/31/2001               20,336                  22,647
 4/30/2001               21,910                  24,405
 5/31/2001               22,045                  24,569
 6/30/2001               21,494                  23,971
 7/31/2001               21,271                  23,735
 8/31/2001               19,927                  22,251
 9/30/2001               18,306                  20,454
10/31/2001               18,647                  20,844
11/30/2001               20,066                  22,443
12/31/2001               20,231                  22,639
 1/31/2002               19,924                  22,309
 2/28/2002               19,533                  21,879
 3/31/2002               20,254                  22,702
 4/30/2002               19,012                  21,326
 5/31/2002               18,864                  21,170
 6/30/2002               17,505                  19,662
 7/31/2002               16,142                  18,130
 8/31/2002               16,237                  18,249
 9/30/2002               14,463                  16,267
10/31/2002               15,732                  17,698
11/30/2002               16,643                  18,738
12/31/2002               15,660                  17,638
 1/31/2003               15,243                  17,177
 2/28/2003               15,006                  16,919
 3/31/2003               15,143                  17,081
 4/30/2003               16,383                  18,489
 5/31/2003               17,233                  19,462
 6/30/2003               17,446                  19,711
 7/31/2003               17,743                  20,058
 8/31/2003               18,076                  20,449
 9/30/2003               17,875                  20,232
10/31/2003               18,874                  21,376
11/30/2003               19,031                  21,564
12/31/2003               20,014                  22,694
 1/31/2004               20,373                  23,111
 2/29/2004               20,644                  23,432
 3/31/2004               20,323                  23,078
 4/30/2004               19,994                  22,717
 5/31/2004               20,256                  23,028
 6/30/2004               20,640                  23,475
 7/31/2004               19,944                  22,698
 8/31/2004               20,014                  22,790
 9/30/2004               20,223                  23,036
10/31/2004               20,519                  23,388
11/30/2004               21,336                  24,334
12/31/2004               22,048                  25,162
 1/31/2005               21,500                  24,549
 2/28/2005               21,943                  25,065
 3/31/2005               21,539                  24,621
 4/30/2005               21,119                  24,155
 5/31/2005               21,781                  24,923
 6/30/2005               21,798                  24,958
 7/31/2005               22,600                  25,886

--------------------------------------------------------------------------------

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE EQUITY INDEX FUND Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Matrix Asset Advisors, Inc.

FUND MANAGER                            INCEPTION DATE
   David A. Katz, CFA                      11/03/1997

HOW DID THE FUND PERFORM OVER THE SEVEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned (1.56)%(1) (excluding sales charge) for the seven-month period ending July 31, 2005, underperforming its benchmark, the S&P 500 Index(2), which returned 2.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Compared with the benchmark, the Fund's performance lagged primarily because of our emphasis on certain market sectors and industries that were out of favor throughout the period. While the individual companies that the Fund owned generally exhibited strong operating performance and were leaders in their respective industries, many of our stocks underperformed market indices.

      During much of the period, investors were concerned that the economy would slow because of high energy prices and rising interest rates. These concerns had a substantial negative impact on many of our holdings, particularly in the financials and information technology sectors. For example, Citigroup Incorporated and JP Morgan Chase & Company derive a significant proportion of revenue from activities not directly impacted by the near-term movement of interest rates, but were adversely affected by investor concerns about the impact of rising interest rates on overall financial performance.

      With the exception of companies such as Morgan Stanley and Symbol Technologies Incorporated that experienced short-term operating issues and therefore declined substantially during the period, most of our underperformance can be attributed to a focus on sectors that were out of favor and under representation in sectors that were in favor. On the positive side, we had attractive performance from such stocks as technology bellwethers Intel Corporation and Nokia Oyj, and pharmacy retailer CVS Corporation.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our strategy is not to mirror benchmark sector weightings. Rather, we seek to include our best investment ideas. This might result in our being over, under or not represented in a particular sector at any given time. After taking over the Fund on January 1, 2005, we repositioned it with an eye toward upgrading the quality of its holdings which we felt would enable the Fund to participate more meaningfully in the next leg of the economic recovery. We increased exposure to sectors where we continued to find what we believed were attractive growth opportunities at reasonable valuations, including financials, health care, and information technology.

      Our focus on these sectors was based on several factors, including the cyclical prospects for the sector and the industry and the attractive price at which many of these companies could be purchased. Our strategy continues to lead us to companies we believe are strong, but are experiencing short-term problems which have negatively impacted stock prices, we believe this opportunistic focus should bear positive results as the year unfolds.

      We also scaled back weightings in sectors we perceived to be trading above reasonable valuation levels. Again, we are concerned that many companies with strong year-to-date performing sectors have reached and surpassed fair value based on fundamentals, and are increasingly vulnerable to a price correction. We seek to take profits while stocks are still strong, before they have a chance to give back some or all of their gains.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We have an optimistic outlook for the balance of the year. We base this optimism on the growing evidence that the U.S. economy is more resilient and capable of sustained growth than many investors have recently assumed. We do not believe that energy prices will continue to move much higher; rather, we believe that most of the upside has already been captured and there is more likelihood of downward movement over the next twelve months. We also do not believe that interest rates will be raised to a level that will stifle economic growth.

      Finally, near the end of the period, the share prices of many of our holdings began to strengthen. We will continue to diligently apply the same methodology of picking quality stocks with attractive growth prospects relative to their valuations.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of July 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B and Class C shares of the WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND for periods prior to April 11, 2005, reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Large Company Core Fund, its predecessor fund, adjusted to reflect each Class' applicable sales charge. Performance shown for the Class A shares for periods prior to September 16, 2002, reflects the performance of the Class A shares of the Rockhaven Fund. Performance shown for the Class B shares for periods prior to September 30, 2002, reflects the performance of the Class A shares of the Strong Advisor Large Company Core Fund, adjusted to reflect Class B sales charges and expenses, and for periods prior to September 16, 2002, reflects the performance of the Class A shares of the Rockhaven Fund. Performance shown for the Class C shares for periods prior to September 30, 2002, reflects the performance of the Class A shares of the Strong Advisor Large Company Core Fund, adjusted to reflect Class C sales charges and expenses, and for periods prior to September 16, 2002, reflects the performance of the Class A shares of the Rockhaven Fund. Performance shown for the Class Z shares of the WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND for periods prior to April 11, 2005, reflects the performance of the Class A shares of the Strong Advisor Large Company Core Fund, its predecessor fund, and for periods prior to September 16, 2002, reflects the performance of the Class A shares of the Rockhaven Fund and includes fees and expenses that are not applicable to and are higher than those of the Class Z shares. The Class A shares returns are substantially similar to what the Class Z shares returns would be because the shares are invested in the same portfolio of securities and the returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

                                                Including Sales Charge                         Excluding Sales Charge
                                     --------------------------------------------- --------------------------------------------
                                     6-Month* 7-Month* 1-Year  5-Year Life of Fund 6-Month* 7-Month* 1-Year 5-Year Life of Fund
-------------------------------------------------------------------------------------------------------------------------------
   Large Company Core Fund - Class A
     (Incept. Date 11/03/1997)        (4.43)   (7.22)   4.30  (1.45)      4.12       1.40    (1.56)  10.68  (0.28)    4.92
-------------------------------------------------------------------------------------------------------------------------------
   Large Company Core Fund - Class B
     (Incept. Date 9/30/2002)         (4.09)   (7.00)   4.70  (1.59)      3.95       0.91    (2.00)   9.70  (1.17)    3.95
-------------------------------------------------------------------------------------------------------------------------------
   Large Company Core Fund - Class C
     (Incept. Date 9/30/2002)         (0.09)   (3.01)   8.60  (1.18)      3.94       0.91    (2.01)   9.60  (1.18)    3.94
-------------------------------------------------------------------------------------------------------------------------------
   Large Company Core Fund - Class Z
     (Incept. Date 4/11/2005)                                                        1.29    (1.66)  10.56  (0.30)    4.91
-------------------------------------------------------------------------------------------------------------------------------
   Large Company Core Fund -
     Administrator Class
     (Incept. Date 9/30/2002)                                                        1.52    (1.41)  11.04   0.06     5.15
-------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                                                5.45     2.88   14.04  (1.35)    5.52
-------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3)(AS OF JULY 31, 2005)
--------------------------------------------------------------------------------
   Beta**                                                                0.87
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               29.88x
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   3.01x
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                           $  54.82
--------------------------------------------------------------------------------
   Portfolio Turnover                                                      75%
--------------------------------------------------------------------------------

** A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

SECTOR DISTRIBUTION(3)(AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                  14%
Consumer Staples                         4%
Energy                                   6%
Financials                              30%
Health Care                             15%
Industrials                              8%
Information Technology                  23%

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------
   MedImmune Incorporated                                                4.50%
--------------------------------------------------------------------------------
   Intel Corporation                                                     3.98%
--------------------------------------------------------------------------------
   Novellus Systems Incorporated                                         3.96%
--------------------------------------------------------------------------------
   American International Group Incorporated                             3.86%
--------------------------------------------------------------------------------
   General Electric Company                                              3.80%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                3.78%
--------------------------------------------------------------------------------
   Morgan Stanley                                                        3.77%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                 3.74%
--------------------------------------------------------------------------------
   Pfizer Incorporated                                                   3.71%
--------------------------------------------------------------------------------
   American Power Conversion Corporation                                 3.67%

GROWTH OF $10,000 INVESTMENT(5) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                           WELLS FARGO ADVANTAGE LARGE
             WELLS FARGO ADVANTAGE LARGE       COMPANY CORE FUND -
             COMPANY CORE FUND - CLASS A       ADMINISTRATOR CLASS       S&P 500 INDEX
 11/3/1997              9,425                        10,000                 10,000
11/30/1997              9,482                        10,060                 10,463
12/31/1997              9,707                        10,299                 10,642
 1/31/1998              9,802                        10,400                 10,760
 2/28/1998             10,445                        11,082                 11,535
 3/31/1998             10,807                        11,466                 12,126
 4/30/1998             10,769                        11,426                 12,247
 5/31/1998             10,532                        11,175                 12,037
 6/30/1998             10,543                        11,186                 12,526
 7/31/1998             10,191                        10,813                 12,393
 8/31/1998              8,916                         9,460                 10,603
 9/30/1998              9,274                         9,839                 11,282
10/31/1998              9,971                        10,579                 12,199
11/30/1998             10,582                        11,228                 12,938
12/31/1998             10,860                        11,523                 13,683
 1/31/1999             11,205                        11,888                 14,255
 2/28/1999             10,832                        11,492                 13,812
 3/31/1999             11,127                        11,806                 14,365
 4/30/1999             11,579                        12,286                 14,921
 5/31/1999             11,271                        11,959                 14,569
 6/30/1999             11,868                        12,592                 15,377
 7/31/1999             11,627                        12,337                 14,897
 8/31/1999             11,570                        12,275                 14,824
 9/30/1999             11,303                        11,992                 14,418
10/31/1999             12,093                        12,831                 15,330
11/30/1999             12,489                        13,251                 15,641
12/31/1999             13,558                        14,385                 16,562
 1/31/2000             13,726                        14,564                 15,730
 2/29/2000             14,172                        15,036                 15,433
 3/31/2000             14,697                        15,593                 16,941
 4/30/2000             14,160                        15,024                 16,432
 5/31/2000             13,793                        14,634                 16,096
 6/30/2000             14,408                        15,287                 16,492
 7/31/2000             13,861                        14,706                 16,235
 8/31/2000             15,344                        16,280                 17,243
 9/30/2000             14,635                        15,528                 16,333
10/31/2000             14,076                        14,935                 16,263
11/30/2000             12,640                        13,411                 14,982
12/31/2000             13,359                        14,174                 15,056
 1/31/2001             13,859                        14,704                 15,589
 2/28/2001             12,738                        13,515                 14,169
 3/31/2001             12,006                        12,738                 13,272
 4/30/2001             12,793                        13,574                 14,302
 5/31/2001             12,938                        13,727                 14,398
 6/30/2001             12,289                        13,038                 14,048
 7/31/2001             12,155                        12,897                 13,910
 8/31/2001             11,555                        12,260                 13,040
 9/30/2001             10,773                        11,430                 11,987
10/31/2001             11,063                        11,738                 12,216
11/30/2001             11,588                        12,295                 13,152
12/31/2001             11,927                        12,654                 13,268
 1/31/2002             11,984                        12,715                 13,074
 2/28/2002             11,996                        12,727                 12,822
 3/31/2002             12,452                        13,212                 13,304
 4/30/2002             12,048                        12,783                 12,498
 5/31/2002             11,805                        12,525                 12,406
 6/30/2002             10,811                        11,470                 11,523
 7/31/2002             10,290                        10,918                 10,625
 8/31/2002             10,336                        10,967                 10,694
 9/30/2002              9,537                        10,119                  9,533
10/31/2002             10,313                        10,970                 10,371
11/30/2002             10,707                        11,401                 10,981
12/31/2002             10,205                        10,867                 10,336
 1/31/2003              9,892                        10,558                 10,066
 2/28/2003              9,764                        10,422                  9,915
 3/31/2003              9,922                        10,593                 10,010
 4/30/2003             10,652                        11,372                 10,835
 5/31/2003             11,093                        11,843                 11,405
 6/30/2003             11,200                        11,976                 11,551
 7/31/2003             11,513                        12,310                 11,755
 8/31/2003             11,652                        12,471                 11,984
 9/30/2003             11,490                        12,298                 11,857
10/31/2003             12,127                        12,991                 12,527
11/30/2003             12,162                        13,028                 12,637
12/31/2003             12,545                        13,437                 13,300
 1/31/2004             12,684                        13,599                 13,544
 2/29/2004             12,916                        13,846                 13,732
 3/31/2004             12,752                        13,684                 13,525
 4/30/2004             12,564                        13,482                 13,313
 5/31/2004             12,717                        13,659                 13,495
 6/30/2004             12,894                        13,848                 13,757
 7/31/2004             12,351                        13,281                 13,302
 8/31/2004             12,139                        13,054                 13,356
 9/30/2004             12,764                        13,734                 13,500
10/31/2004             12,741                        13,709                 13,706
11/30/2004             13,602                        14,641                 14,261
12/31/2004             13,886                        14,959                 14,746
 1/31/2005             13,481                        14,526                 14,386
 2/28/2005             13,734                        14,810                 14,689
 3/31/2005             13,393                        14,446                 14,429
 4/30/2005             13,111                        14,136                 14,156
 5/31/2005             13,420                        14,481                 14,606
 6/30/2005             13,170                        14,214                 14,626
 7/31/2005             13,670                        14,747                 15,170

--------------------------------------------------------------------------------

Administrator Class shares of the WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND for periods prior to April 11, 2005, reflects the performance of the Class K shares of the Strong Advisor Large Company Core Fund, its predecessor fund, and for periods prior to September 30, 2002, reflects the performance of the Class A shares of the predecessor fund, and for periods prior to September 16, 2002, reflects the performance of the Class A shares of the Rockhaven Fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND Class A and Administrator Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE U.S. VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE U.S. VALUE FUND (the Fund) seeks total return with an emphasis on long-term capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Robert J. Costomiris, CFA               12/29/1995

HOW DID THE FUND PERFORM OVER THE SEVEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 2.38%1 (excluding sales charge) for the seven-month period ending July 31, 2005, underperforming its benchmark, the S&P 500 Index(2), which returned 2.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period was in many respects a continuation of 2004 for the markets and the economy: utility stocks remained strong; Real Estate Investment Trusts (REITS) led the financials sector as long-term interest rates fell; information technology was one of the market's weakest-performing sectors; value stocks generally outperformed growth stocks, whether small-cap, mid-cap, or large-cap; and merger and acquisition activity remained strong.

      Two significant changes to the market backdrop during the period, however, were the outperformance of large-cap stocks over small-cap stocks and the strengthening of the U.S. dollar.

      Our decision to sell utility stocks earlier this year, as they had appreciated to our value targets, proved to be premature. After maintaining a significant and successful presence in utilities during the past two years, we took profits as the stocks reached what we believed were their fair valuations. Even after this move, however, utility stocks continued to perform well as long-term interest rates continued to decline.

      In health care, continuing to hold ImClone Systems Incorporated was counterproductive, as the stock was exceptionally weak, yet we continued to like the biotechnology company's longer-term prospects. Additionally, an underweight exposure to the spectacularly strong hospital group hurt performance. As in utilities, we took profits for valuation reasons but, in hindsight, we took them too early.

      Conversely, the Fund's commitment to energy stocks helped performance during the period. Exxon Mobil Corporation, the Fund's largest holding, and Unocal Corporation, the beneficiary of two takeover offers at prices above where the stock was trading, were particular standouts. The Fund also benefited from further reducing its weighting in financial stocks, as we felt valuations in the sector were getting stretched and the outlook for earnings growth was mediocre. This view was rewarded during the period, as financials lagged the overall market.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We applied the proceeds from our utility and financial sales predominantly to new opportunities in three sectors: information technology, consumer discretionary, and consumer staples. In information technology, we significantly added to our position in VERITAS Software Corporation and purchased two new names, Symantec Corporation and International Business Machines Corporation, as we believed short-term negatives unfairly punished the stocks. While the Fund remained underweighted in information technology, we considered the stocks mentioned above to be special situations worthy of our attention.

      Within the consumer discretionary sector, we continued to find value in the media industry. During the period, the market punished radio companies due to an overemphasis -- in our opinion -- being placed on the usage shift from radio to other forms of media, such as digital music players, cellular phones, satellite radio, and the Internet. As a result, we added significantly to our position in Viacom Incorporated as well as some pure-play radio stocks.

      In consumer staples, weakness in Coca-Cola Company presented an opportunity for us to establish a new position and to increase our position in its sister company, Coca-Cola Enterprises Incorporated. Both stocks badly lagged the shares of their Pepsi rivals in the past year or so, yet we thought they were great, stable franchises trading at very reasonable valuations.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We will continue to seek out companies with solid assets, manageable debt, and credible management teams. We will work to buy the stocks of these companies at attractive prices, often when the companies are temporarily out of favor with the market. We believe that our disciplined investment process and meticulous risk management are well suited for the current market environment.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of July 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE U.S. VALUE FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

                                                      Including Sales Charge                       Excluding Sales Charge
                                           -------------------------------------------- --------------------------------------------
                                           6-Month* 7-Month* 1-Year 5-Year Life of Fund 6-Month* 7-Month* 1-Year 5-Year Life of Fund
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Class A (Incept. Date
     11/30/2000)                            (2.00)   (3.50)   7.47   1.27      9.64       3.95     2.38   14.03   2.48     10.32
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Class B (Incept. Date
     11/30/2000)                            (1.48)   (3.05)   8.09   1.37      9.73       3.52     1.95   13.09   1.75      9.73
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Class C (Incept. Date
     11/30/2000)                             2.52     0.95   12.13   1.75      9.59       3.52     1.95   13.13   1.75      9.59
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Class Z (Incept. Date
     12/29/1995)                                                                          3.86     2.36   13.98   2.45     10.50
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Administrator Class
     (Incept. Date 12/31/2001)                                                            4.09     2.56   14.43   2.91     10.75
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                                                     5.45     2.88   14.04  (1.35)     9.26
------------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------
   Beta**                                                                0.81
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               20.45x
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   2.35x
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                            $ 15.48
--------------------------------------------------------------------------------
   Portfolio Turnover                                                      14%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                  20%
Consumer Staples                        14%
Energy                                  13%
Financial                               17%
Health Care                             10%
Industrials                              8%
Information Technology                  10%
Materials                                2%
Telecommunication Services               5%
Utilities                                1%

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                               6.01%
--------------------------------------------------------------------------------
   General Electric Company                                              3.32%
--------------------------------------------------------------------------------
   Symantec Corporation                                                  2.94%
--------------------------------------------------------------------------------
   Comcast Corporation Class A                                           2.91%
--------------------------------------------------------------------------------
   Cooper Cameron Corporation                                            2.63%
--------------------------------------------------------------------------------
   Bristol-Myers Squibb Company                                          2.47%
--------------------------------------------------------------------------------
   Viacom Incorporated Class B                                           2.44%
--------------------------------------------------------------------------------
   Kroger Company                                                        2.43%
--------------------------------------------------------------------------------
   Del Monte Foods Company                                               2.40%
--------------------------------------------------------------------------------
   Chiron Corporation                                                    2.24%

GROWTH OF $10,000 INVESTMENT(5) (AS OF JUNE 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE U.S.    WELLS FARGO ADVANTAGE U.S.
                VALUE FUND - CLASS A          VALUE FUND - CLASS Z       S&P 500 INDEX
12/29/1995              9,425                       10,000                  10,000
12/31/1995              9,425                       10,000                  10,000
 1/31/1996              9,827                       10,430                  10,340
 2/29/1996             10,267                       10,900                  10,436
 3/31/1996             10,409                       11,054                  10,537
 4/30/1996             10,547                       11,204                  10,692
 5/31/1996             10,686                       11,354                  10,967
 6/30/1996             10,627                       11,296                  11,009
 7/31/1996             10,284                       10,934                  10,523
 8/31/1996             10,574                       11,246                  10,745
 9/30/1996             11,108                       11,817                  11,349
10/31/1996             11,418                       12,151                  11,662
11/30/1996             12,098                       12,878                  12,543
12/31/1996             12,031                       12,810                  12,295
 1/31/1997             12,569                       13,388                  13,062
 2/28/1997             12,756                       13,591                  13,165
 3/31/1997             12,284                       13,092                  12,625
 4/30/1997             12,899                       13,752                  13,378
 5/31/1997             13,552                       14,452                  14,192
 6/30/1997             14,180                       15,126                  14,827
 7/31/1997             15,358                       16,387                  16,006
 8/31/1997             14,600                       15,583                  15,110
 9/30/1997             15,495                       16,544                  15,937
10/31/1997             15,118                       16,146                  15,406
11/30/1997             15,390                       16,442                  16,118
12/31/1997             15,741                       16,822                  16,395
 1/31/1998             15,667                       16,747                  16,576
 2/28/1998             16,631                       17,782                  17,771
 3/31/1998             17,468                       18,683                  18,680
 4/30/1998             17,623                       18,854                  18,868
 5/31/1998             17,378                       18,598                  18,544
 6/30/1998             18,054                       19,327                  19,297
 7/31/1998             17,999                       19,274                  19,092
 8/31/1998             15,325                       16,417                  16,334
 9/30/1998             16,042                       17,190                  17,381
10/31/1998             17,197                       18,433                  18,793
11/30/1998             18,102                       19,408                  19,932
12/31/1998             19,237                       20,632                  21,080
 1/31/1999             19,482                       20,900                  21,961
 2/28/1999             19,286                       20,696                  21,278
 3/31/1999             19,740                       21,190                  22,130
 4/30/1999             20,314                       21,812                  22,987
 5/31/1999             19,718                       21,179                  22,445
 6/30/1999             20,692                       22,231                  23,689
 7/31/1999             20,056                       21,554                  22,951
 8/31/1999             19,410                       20,867                  22,837
 9/30/1999             19,150                       20,594                  22,212
10/31/1999             20,575                       22,132                  23,617
11/30/1999             20,778                       22,358                  24,097
12/31/1999             22,053                       23,736                  25,515
 1/31/2000             21,065                       22,680                  24,233
 2/29/2000             20,691                       22,284                  23,775
 3/31/2000             22,523                       24,264                  26,099
 4/30/2000             21,863                       23,560                  25,314
 5/31/2000             21,561                       23,241                  24,796
 6/30/2000             21,614                       23,305                  25,408
 7/31/2000             21,393                       23,074                  25,011
 8/31/2000             22,580                       24,363                  26,564
 9/30/2000             22,080                       23,829                  25,162
10/31/2000             22,083                       23,840                  25,055
11/30/2000             20,872                       22,540                  23,081
12/31/2000             21,592                       23,323                  23,194
 1/31/2001             21,633                       23,368                  24,017
 2/28/2001             20,355                       22,001                  21,828
 3/31/2001             19,554                       21,137                  20,446
 4/30/2001             20,778                       22,460                  22,034
 5/31/2001             21,040                       22,754                  22,181
 6/30/2001             20,265                       21,952                  21,642
 7/31/2001             19,993                       21,670                  21,429
 8/31/2001             18,989                       20,595                  20,089
 9/30/2001             17,786                       19,292                  18,466
10/31/2001             17,618                       19,133                  18,819
11/30/2001             18,644                       20,255                  20,262
12/31/2001             18,964                       20,590                  20,440
 1/31/2002             18,847                       20,440                  20,141
 2/28/2002             18,698                       20,268                  19,753
 3/31/2002             19,703                       21,348                  20,496
 4/30/2002             18,794                       20,353                  19,254
 5/31/2002             18,783                       20,328                  19,113
 6/30/2002             17,863                       19,321                  17,752
 7/31/2002             16,287                       17,618                  16,368
 8/31/2002             16,402                       17,730                  16,475
 9/30/2002             14,659                       15,828                  14,686
10/31/2002             15,794                       17,046                  15,978
11/30/2002             16,720                       18,053                  16,917
12/31/2002             15,865                       17,120                  15,924
 1/31/2003             15,366                       16,584                  15,508
 2/28/2003             14,901                       16,073                  15,275
 3/31/2003             14,957                       16,119                  15,421
 4/30/2003             16,330                       17,604                  16,692
 5/31/2003             17,354                       18,702                  17,571
 6/30/2003             17,712                       19,089                  17,795
 7/31/2003             18,085                       19,476                  18,109
 8/31/2003             18,505                       19,926                  18,462
 9/30/2003             18,326                       19,735                  18,266
10/31/2003             19,156                       20,636                  19,299
11/30/2003             19,484                       20,974                  19,469
12/31/2003             20,700                       22,295                  20,489
 1/31/2004             21,041                       22,672                  20,865
 2/29/2004             21,498                       23,161                  21,155
 3/31/2004             21,263                       22,912                  20,836
 4/30/2004             21,063                       22,698                  20,509
 5/31/2004             21,110                       22,748                  20,790
 6/30/2004             21,638                       23,313                  21,194
 7/31/2004             21,202                       22,847                  20,493
 8/31/2004             21,532                       23,200                  20,575
 9/30/2004             21,820                       23,507                  20,798
10/31/2004             22,032                       23,747                  21,116
11/30/2004             22,930                       24,708                  21,970
12/31/2004             23,616                       25,440                  22,717
 1/31/2005             23,259                       25,072                  22,163
 2/28/2005             23,972                       25,835                  22,629
 3/31/2005             23,500                       25,317                  22,229
 4/30/2005             22,958                       24,736                  21,808
 5/31/2005             23,516                       25,333                  22,501
 6/30/2005             23,425                       25,235                  22,533
 7/31/2005             24,178                       26,040                  23,371

--------------------------------------------------------------------------------

      Performance shown for the Class A, Class B and Class C shares of the WELLS FARGO ADVANTAGE U.S. VALUE FUND for periods prior to April 11, 2005, reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor U.S. Value Fund, its predecessor fund, adjusted to reflect each Class' applicable sales charge. Performance shown for the Class A shares for periods prior to November 30, 2000, reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares for periods prior to November 30, 2000, reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 30, 2000, reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses. Performance shown for the Class Z shares of the WELLS FARGO ADVANTAGE U.S. VALUE FUND for periods prior to April 11, 2005, reflects the performance of the Class Z shares of the Strong Advisor U.S. Value Fund, its predecessor fund. Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE U.S. VALUE FUND for periods prior to April 11, 2005, reflects the performance of the Class K shares of the Strong Advisor U.S. Value Fund, its predecessor fund, and for periods prior to December 31, 2001, reflects the performance of the Class Z shares of the predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE U.S. VALUE FUND Class A and Class Z shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS            FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six- month period (February 1, 2005 to July 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning     Ending
                                                         Account      Account     Expenses
                                                          Value        Value     Paid During     Net Annual
                                                        2/01/2005    7/31/2005    Period(1)    Expense Ratio
   C&B Tax-Managed Value Fund
------------------------------------------------------------------------------------------------------------
   C&B Tax-Managed Value Fund - Class A
   Actual                                              $ 1,000.00   $ 1,040.70     $  6.07          1.20%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.84     $  6.01          1.20%
------------------------------------------------------------------------------------------------------------
   C&B Tax-Managed Value Fund - Class B
   Actual                                              $ 1,000.00   $ 1,037.10     $  9.85          1.95%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $  9.74          1.95%
------------------------------------------------------------------------------------------------------------
   C&B Tax-Managed Value Fund - Class C
   Actual                                              $ 1,000.00   $ 1,037.60     $  9.85          1.95%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,015.12     $  9.74          1.95%
------------------------------------------------------------------------------------------------------------
   C&B Tax-Managed Value Fund - Class D
   Actual                                              $ 1,000.00   $ 1,040.90     $  6.07          1.20%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.84     $  6.01          1.20%
------------------------------------------------------------------------------------------------------------
   C&B Tax-Managed Value Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,042.00     $  4.81          0.95%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.08     $  4.76          0.95%
   Endeavor Large Cap Fund
------------------------------------------------------------------------------------------------------------
   Endeavor Large Cap Fund - Class A
   Actual                                              $ 1,000.00   $ 1,099.60     $  7.24          1.39%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,017.90     $  6.95          1.39%
------------------------------------------------------------------------------------------------------------
   Endeavor Large Cap Fund - Class B
   Actual                                              $ 1,000.00   $ 1,095.10     $ 11.27          2.17%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,014.03     $ 10.84          2.17%
------------------------------------------------------------------------------------------------------------
   Endeavor Large Cap Fund - Class C
   Actual                                              $ 1,000.00   $ 1,096.10     $ 11.23          2.16%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,014.08     $ 10.79          2.16%

FUND EXPENSES (UNAUDITED)            WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                        Beginning     Ending
                                                         Account      Account     Expenses
                                                          Value        Value     Paid During     Net Annual
                                                        2/01/2005    7/31/2005    Period(1)    Expense Ratio
   Endeavor Select Fund
------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Class A
   Actual                                              $ 1,000.00   $ 1,096.50     $  7.07          1.36%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.05     $  6.80          1.36%
---------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Class B
   Actual                                              $ 1,000.00   $ 1,091.30     $ 10.94          2.11%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,014.33     $ 10.54          2.11%
---------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Class C
   Actual                                              $ 1,000.00   $ 1,090.10     $ 11.14          2.15%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,014.13     $ 10.74          2.15%
---------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Administrator Class
   Actual(2)                                           $ 1,000.00   $ 1,101.20     $  3.22          1.00%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,019.84     $  5.01          1.00%
---------------------------------------------------------------------------------------------------------------
   Endeavor Select Fund - Institutional Class
   Actual(2)                                           $ 1,000.00   $ 1,101.20     $  2.58          0.80%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.83     $  4.01          0.80%
   Equity Index Fund
---------------------------------------------------------------------------------------------------------------
   Equity Index Fund - Class A
   Actual                                              $ 1,000.00   $ 1,051.20     $ 3.25           0.64%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,021.62     $ 3.21           0.64%
---------------------------------------------------------------------------------------------------------------
   Equity Index Fund - Class B
   Actual                                              $ 1,000.00   $ 1,047.30     $  7.06          1.39%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,017.90     $  6.95          1.39%
   Large Company Core Fund
---------------------------------------------------------------------------------------------------------------
   Large Company Core Fund - Class A
   Actual                                              $ 1,000.00   $ 1,014.00     $  6.69          1.34%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.15     $  6.71          1.34%
---------------------------------------------------------------------------------------------------------------
   Large Company Core Fund - Class B
   Actual                                              $ 1,000.00   $ 1,009.10     $ 10.86          2.18%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,013.98     $ 10.89          2.18%
---------------------------------------------------------------------------------------------------------------
   Large Company Core Fund - Class C
   Actual                                              $ 1,000.00   $ 1,009.10     $ 10.91          2.19%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,013.93     $ 10.94          2.19%
---------------------------------------------------------------------------------------------------------------
   Large Company Core Fund - Class Z
   Actual(2)                                           $ 1,000.00   $ 1,017.50     $  4.43          1.43%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,017.70     $  7.15          1.43%
---------------------------------------------------------------------------------------------------------------
   Large Company Core Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,015.20     $  4.80          0.96%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.03     $  4.81          0.96%

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS            FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                        Beginning     Ending
                                                         Account      Account     Expenses
                                                          Value        Value     Paid During     Net Annual
                                                        2/01/2005    7/31/2005    Period(1)    Expense Ratio
   U.S. Value Fund
---------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Class A
   Actual                                              $ 1,000.00   $ 1,039.50     $  6.52          1.29%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.40     $  6.46          1.29%
---------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Class B
   Actual                                              $ 1,000.00   $ 1,035.20     $ 10.45          2.07%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,014.53     $ 10.34          2.07%
---------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Class C
   Actual                                              $ 1,000.00   $ 1,035.20     $ 10.55          2.09%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,014.43     $ 10.44          2.09%
---------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Class Z
   Actual                                              $ 1,000.00   $ 1,038.60     $  6.77          1.34%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.15     $  6.71          1.34%
---------------------------------------------------------------------------------------------------------------
   U.S. Value Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,040.90     $  4.81          0.95%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.08     $  4.76          0.95%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT SIX-MONTH PERIOD DIVIDED BY 365 (TO REFLECT THE SIX-MONTH PERIOD).

(2) THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2005. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 112/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO JULY 31, 2005).

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.16%
APPAREL & ACCESSORY STORES - 1.63%
          9,300    KOHL'S CORPORATION+                                                                              $       524,055
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.74%
         13,070    JONES APPAREL GROUP INCORPORATED                                                                         399,550
          8,140    VF CORPORATION                                                                                           480,585
                                                                                                                            880,135
                                                                                                                    ---------------

BUSINESS SERVICES - 8.85%
         18,800    MANPOWER INCORPORATED                                                                                    898,640
         25,000    MICROSOFT CORPORATION                                                                                    640,250
         10,300    OMNICOM GROUP INCORPORATED                                                                               874,161
         62,730    PARAMETRIC TECHNOLOGY CORPORATION                                                                        432,837
                                                                                                                          2,845,888
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 6.46%
         16,000    AVON PRODUCTS INCORPORATED                                                                               523,360
         11,000    BRISTOL-MYERS SQUIBB COMPANY                                                                             274,780
         13,900    COLGATE PALMOLIVE COMPANY                                                                                735,866
         17,500    MERCK & COMPANY INCORPORATED                                                                             543,550
                                                                                                                          2,077,556
                                                                                                                    ---------------

COMMUNICATIONS - 4.99%
         23,300    COMCAST CORPORATION                                                                                      699,000
         35,000    VODAFONE GROUP PLC ADR                                                                                   904,050
                                                                                                                          1,603,050
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 6.16%
         17,000    BANK OF AMERICA CORPORATION                                                                              741,200
         14,560    JP MORGAN CHASE & COMPANY                                                                                511,638
         14,600    STATE STREET CORPORATION                                                                                 726,204
                                                                                                                          1,979,042
                                                                                                                    ---------------

EATING & DRINKING PLACES - 5.49%
         25,200    ARAMARK CORPORATION CLASS B                                                                              701,568
         34,100    MCDONALD'S CORPORATION                                                                                 1,062,897
                                                                                                                          1,764,465
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.64%
         30,000    FLEXTRONICS INTERNATIONAL LIMITED                                                                        406,200
         36,700    MOLEX INCORPORATED CLASS A                                                                               944,291
         29,000    NOKIA OYJ ADR                                                                                            462,550
                                                                                                                          1,813,041
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.66%
         12,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    532,200
                                                                                                                    ---------------
FURNITURE & FIXTURES - 1.94%
         24,700    LEGGETT & PLATT INCORPORATED                                                                             624,663
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.61%
         40,000    BIG LOTS INCORPORATED                                                                                    518,800
                                                                                                                    ---------------
HEALTH SERVICES - 1.81%
         11,800    HCA INCORPORATED                                                                                         581,150
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.35%
            272    BERKSHIRE HATHAWAY INCORPORATED                                                                          756,704
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.13%
         22,000    APPLIED MATERIALS INCORPORATED                                                                   $       406,120
         21,800    DOVER CORPORATION                                                                                        899,468
          9,000    EATON CORPORATION                                                                                        588,060
         16,150    PITNEY BOWES INCORPORATED                                                                                719,967
                                                                                                                          2,613,615
                                                                                                                    ---------------

INSURANCE CARRIERS - 6.47%
         12,500    ALLSTATE CORPORATION                                                                                     765,750
         13,770    MBIA INCORPORATED                                                                                        836,390
         10,900    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   479,055
                                                                                                                          2,081,195
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.90%
         18,910    BAXTER INTERNATIONAL INCORPORATED                                                                        742,596
          4,500    BECTON DICKINSON & COMPANY                                                                               249,165
         20,200    BOSTON SCIENTIFIC CORPORATION+                                                                           584,790
                                                                                                                          1,576,551
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.53%
         37,000    HASBRO INCORPORATED                                                                                      811,780
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 2.01%
         19,000    ZALE CORPORATION+                                                                                        646,000
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.85%
         17,900    AMERICAN EXPRESS COMPANY                                                                                 984,500
         13,500    COUNTRYWIDE FINANCIAL CORPORATION                                                                        486,000
          6,500    FREDDIE MAC                                                                                              411,320
                                                                                                                          1,881,820
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 2.04%
         10,300    KIMBERLY-CLARK CORPORATION                                                                               656,728
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.80%
         15,600    EXXON MOBIL CORPORATION                                                                                  916,500
         10,200    ROYAL DUTCH PETROLEUM COMPANY                                                                            625,668
                                                                                                                          1,542,168
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 3.17%
         22,400    ENGELHARD CORPORATION                                                                                    642,656
          8,300    HUBBELL INCORPORATED CLASS B                                                                             376,820
                                                                                                                          1,019,476
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.79%
          7,900    GANNETT COMPANY INCORPORATED                                                                             576,384
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.87%
          8,000    GENERAL DYNAMICS CORPORATION                                                                             921,520
                                                                                                                    ---------------

WATER TRANSPORTATION - 1.27%
          7,800    CARNIVAL CORPORATION                                                                                     408,720
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $27,490,221)                                                                                   31,236,706
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 1.52%
MUTUAL FUND - 1.52%
        487,820    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      $       487,820
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $487,820)                                                                                487,820
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,978,041)*                                                              98.68%                             $    31,724,526
OTHER ASSETS AND LIABILITIES, NET                                                 1.32                                      422,905
                                                                                ------                              ---------------
TOTAL NET ASSETS                                                                100.00%                             $    32,147,431
                                                                                ======                              ===============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $487,820.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $28,097,978 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

          GROSS UNREALIZED APPRECIATION                         $ 3,994,592
          GROSS UNREALIZED DEPRECIATION                            (368,044)
                                                                -----------
          NET UNREALIZED APPRECIATION (DEPRECIATION)            $ 3,626,548

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.43%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.75%
          5,740    LOWE'S COMPANIES INCORPORATED                                                                    $       380,103
                                                                                                                    ---------------

BUSINESS SERVICES - 9.70%
         42,590    CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                               959,553
         10,340    ELECTRONIC ARTS INCORPORATED+                                                                            595,584
         28,480    JUNIPER NETWORKS INCORPORATED+                                                                           683,235
         97,820    ORACLE CORPORATION+                                                                                    1,328,395
         40,440    YAHOO! INCORPORATED+                                                                                   1,348,270
                                                                                                                          4,915,037
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 6.19%
          6,170    AMGEN INCORPORATED+                                                                                      492,057
         13,950    GENZYME CORPORATION+                                                                                   1,038,019
         21,480    GILEAD SCIENCES INCORPORATED+                                                                            962,519
         30,980    SCHERING-PLOUGH CORPORATION                                                                              645,004
                                                                                                                          3,137,599
                                                                                                                    ---------------

COMMUNICATIONS - 4.46%
         84,060    SPRINT NEXTEL CORPORATION                                                                              2,261,214
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 2.66%
         15,630    MARSHALL & ILSLEY CORPORATION                                                                            717,730
         12,480    WACHOVIA CORPORATION                                                                                     628,742
                                                                                                                          1,346,472
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.92%
         69,700    WILLIAMS COMPANIES INCORPORATED                                                                        1,480,428
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.96%
         26,440    BROADCOM CORPORATION CLASS A+                                                                          1,130,839
         62,530    GENERAL ELECTRIC COMPANY                                                                               2,157,285
          8,490    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             729,715
         10,050    INTERNATIONAL RECTIFIER CORPORATION+                                                                     472,852
         32,420    MARVELL TECHNOLOGY GROUP LIMITED+                                                                      1,416,430
         37,760    MOTOROLA INCORPORATED                                                                                    799,757
         34,180    QUALCOMM INCORPORATED                                                                                  1,349,768
         16,760    TEXAS INSTRUMENTS INCORPORATED                                                                           532,298
                                                                                                                          8,588,944
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.14%
         15,230    WM. WRIGLEY JR. COMPANY                                                                                1,083,462
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.78%
          6,650    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 504,535
          6,720    TARGET CORPORATION                                                                                       394,800
                                                                                                                            899,335
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.55%
          6,840    ALCON INCORPORATED                                                                                       783,522
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.90%
         14,070    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              963,373
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.76%
         49,560    DELL INCORPORATED+                                                                                     2,005,693
        103,430    EMC CORPORATION+                                                                                       1,415,957
                                                                                                                          3,421,650
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS - 11.67%
         12,030    ALLSTATE CORPORATION                                                                             $       736,958
          5,890    CHUBB CORPORATION                                                                                        523,150
          7,820    PRUDENTIAL FINANCIAL INCORPORATED                                                                        523,158
         35,220    UNITEDHEALTH GROUP INCORPORATED<<                                                                      1,842,006
         32,350    WELLPOINT INCORPORATED+                                                                                2,288,439
                                                                                                                          5,913,711
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 1.13%
         16,360    COACH INCORPORATED+                                                                                      574,400
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.41%
         13,930    BECTON DICKINSON & COMPANY                                                                               771,304
          7,450    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                            499,522
         27,290    MEDTRONIC INCORPORATED                                                                                 1,472,023
                                                                                                                          2,742,849
                                                                                                                    ---------------

METAL MINING - 1.35%
         49,300    PLACER DOME INCORPORATED                                                                                 683,791
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.54%
         20,130    JOHNSON & JOHNSON                                                                                      1,287,515
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 3.48%
         56,740    CVS CORPORATION                                                                                        1,760,642
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 6.27%
         19,530    CANADIAN NATURAL RESOURCES LIMITED                                                                       812,057
         19,920    HALLIBURTON COMPANY                                                                                    1,116,516
         22,090    TRANSOCEAN INCORPORATED+                                                                               1,246,539
                                                                                                                          3,175,112
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.98%
         29,970    VIACOM INCORPORATED CLASS B                                                                            1,003,695
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.02%
          4,900    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    515,137
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 1.33%
         47,520    SOUTHWEST AIRLINES COMPANY                                                                               674,309
                                                                                                                    ---------------

WATER TRANSPORTATION - 1.16%
         12,890    ROYAL CARIBBEAN CRUISES LIMITED                                                                          585,851
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.32%
          7,950    NIKE INCORPORATED CLASS B                                                                                666,210
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $41,688,526)                                                                                   48,844,361
                                                                                                                    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 3.75%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.75%
      1,901,880    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  $     1,901,880
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,901,880)                                                                 1,901,880
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 4.39%
MUTUAL FUND - 4.39%
      2,221,847    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            2,221,847
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,221,847)                                                                            2,221,847
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $45,812,253)*                                                                 104.57%                         $    52,968,088
OTHER ASSETS AND LIABILITIES, NET                                                    (4.57)                              (2,313,342)
                                                                                    ------                          ---------------
TOTAL NET ASSETS                                                                    100.00%                         $    50,654,746
                                                                                    ======                          ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,221,847.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $45,847,585 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                    $ 7,729,805
       GROSS UNREALIZED DEPRECIATION                       (609,302)
                                                        -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)       $ 7,120,503

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 94.14%

BUSINESS SERVICES - 9.39%
        142,700    CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                       $     3,215,031
         75,500    JUNIPER NETWORKS INCORPORATED+                                                                         1,811,245
        312,400    ORACLE CORPORATION+                                                                                    4,242,392
        108,640    YAHOO! INCORPORATED+                                                                                   3,622,058
                                                                                                                         12,890,726
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 4.46%
         41,840    GENZYME CORPORATION+                                                                                   3,113,314
         67,300    GILEAD SCIENCES INCORPORATED+                                                                          3,015,713
                                                                                                                          6,129,027
                                                                                                                    ---------------

COMMUNICATIONS - 7.82%
         57,497    NII HOLDINGS INCORPORATED+                                                                             4,280,077
        239,700    SPRINT NEXTEL CORPORATION                                                                              6,447,930
                                                                                                                         10,728,007
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.67%
        172,600    WILLIAMS COMPANIES INCORPORATED                                                                        3,666,024
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 17.55%
         70,000    BROADCOM CORPORATION CLASS A+                                                                          2,993,900
        173,780    GENERAL ELECTRIC COMPANY                                                                               5,995,410
         42,020    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           3,611,619
         49,300    INTERNATIONAL RECTIFIER CORPORATION+                                                                   2,319,565
         85,100    MARVELL TECHNOLOGY GROUP LIMITED+                                                                      3,718,019
        101,700    QUALCOMM INCORPORATED                                                                                  4,016,133
         45,400    TEXAS INSTRUMENTS INCORPORATED                                                                         1,441,904
                                                                                                                         24,096,550
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.92%
         37,100    WM. WRIGLEY JR. COMPANY                                                                                2,639,294
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 1.53%
         18,300    ALCON INCORPORATED                                                                                     2,096,265
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.86%
         37,200    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            2,547,084
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.52%
        106,165    DELL INCORPORATED+                                                                                     4,296,497
        270,610    EMC CORPORATION+                                                                                       3,704,651
        115,200    GRANT PRIDECO INCORPORATED+                                                                            3,697,920
                                                                                                                         11,699,068
                                                                                                                    ---------------

INSURANCE CARRIERS - 11.16%
         28,310    ALLSTATE CORPORATION                                                                                   1,734,271
         16,100    CHUBB CORPORATION                                                                                      1,430,002
         93,800    UNITEDHEALTH GROUP INCORPORATED<<                                                                      4,905,740
        102,400    WELLPOINT INCORPORATED+                                                                                7,243,776
                                                                                                                         15,313,789
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.69%
         38,100    BECTON DICKINSON & COMPANY                                                                             2,109,597
         53,200    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                          3,567,060
         90,500    MEDTRONIC INCORPORATED                                                                                 4,881,570
                                                                                                                         10,558,227
                                                                                                                    ---------------

METAL MINING - 1.81%
        179,600    PLACER DOME INCORPORATED                                                                               2,491,052
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.51%
         53,800    JOHNSON & JOHNSON                                                                                $     3,441,048
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 6.82%
        150,500    CVS CORPORATION                                                                                        4,670,015
        242,055    MARVEL ENTERPRISES INCORPORATED+                                                                       4,693,446
                                                                                                                          9,363,461
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 3.53%
         50,600    CANADIAN NATURAL RESOURCES LIMITED                                                                     2,103,948
         48,800    HALLIBURTON COMPANY                                                                                    2,735,240
                                                                                                                          4,839,188
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.93%
         79,000    VIACOM INCORPORATED CLASS B                                                                            2,645,710
                                                                                                                    ---------------

WATER TRANSPORTATION - 2.97%
         89,700    ROYAL CARIBBEAN CRUISES LIMITED                                                                        4,076,865
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $107,353,674)
                                                                                                                        129,221,385
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 3.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.05%
         65,200    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           65,200
                                                                                                                    ---------------

PRINCIPAL                                                                       INTEREST RATE     MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.64%
    $ 5,000,000    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $5,000,460)                                      3.31%           08/01/2005            5,000,000
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,065,200)                                                                 5,065,200
                                                                                                                    ---------------
SHARES

SHORT-TERM INVESTMENTS - 5.03%

MUTUAL FUND - 5.03%
      6,904,040    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            6,904,040
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,904,040)                                                                            6,904,040
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $119,322,914)*                            102.86%                                                             $   141,190,625

OTHER ASSETS AND LIABILITIES, NET                (2.86)                                                                  (3,930,258)
                                                ------                                                              ---------------
TOTAL NET ASSETS                                100.00%                                                             $   137,260,367
                                                ======                                                              ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,904,040.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $119,477,115 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                  $   23,204,151
        GROSS UNREALIZED DEPRECIATION                      (1,490,641)
                                                       --------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)     $   21,713,510

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.11%

AMUSEMENT & RECREATION SERVICES - 0.21%
          6,297    HARRAH'S ENTERTAINMENT INCORPORATED                                                              $       495,826
         11,919    INTERNATIONAL GAME TECHNOLOGY                                                                            326,104
                                                                                                                            821,930
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.46%
         26,274    GAP INCORPORATED                                                                                         554,644
         11,311    KOHL'S CORPORATION+                                                                                      637,375
         13,182    LIMITED BRANDS                                                                                           321,377
          8,523    NORDSTROM INCORPORATED                                                                                   315,436
                                                                                                                          1,828,832
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
          4,182    JONES APPAREL GROUP INCORPORATED<<                                                                       127,844
          3,763    LIZ CLAIBORNE INCORPORATED                                                                               156,578
          3,466    VF CORPORATION                                                                                           204,633
                                                                                                                            489,055
                                                                                                                    ---------------

APPLICATIONS SOFTWARE - 0.04%
          5,869    CITRIX SYSTEMS INCORPORATED+                                                                             139,858
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
          7,742    AUTONATION INCORPORATED+                                                                                 167,150
          2,276    AUTOZONE INCORPORATED+                                                                                   221,773
                                                                                                                            388,923
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
          2,230    RYDER SYSTEM INCORPORATED                                                                                 86,948
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.34%
          4,435    CENTEX CORPORATION                                                                                       328,101
          9,420    D.R. HORTON INCORPORATED                                                                                 386,974
          2,888    KB HOME                                                                                                  236,556
          4,113    PULTE HOMES INCORPORATED<<                                                                               385,059
                                                                                                                          1,336,690
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.32%
         74,422    HOME DEPOT INCORPORATED                                                                                3,238,101
         26,784    LOWE'S COMPANIES INCORPORATED                                                                          1,773,637
          4,340    SHERWIN-WILLIAMS COMPANY                                                                                 206,627
                                                                                                                          5,218,365
                                                                                                                    ---------------

BUSINESS SERVICES - 6.23%
         16,955    ADOBE SYSTEMS INCORPORATED<<                                                                             502,546
          4,384    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                     219,068
          7,926    AUTODESK INCORPORATED                                                                                    270,990
         20,226    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   898,237
          7,681    BMC SOFTWARE INCORPORATED+                                                                               146,630
         36,461    CENDANT CORPORATION                                                                                      778,807
         18,454    COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           506,562
          6,383    COMPUTER SCIENCES CORPORATION+                                                                           292,214
         13,469    COMPUWARE CORPORATION+                                                                                   113,544
          4,931    CONVERGYS CORPORATION+<<                                                                                  71,746
         42,121    EBAY INCORPORATED+                                                                                     1,759,815
         10,627    ELECTRONIC ARTS INCORPORATED+                                                                            612,115
         17,991    ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                    370,075
          4,501    EQUIFAX INCORPORATED                                                                                     163,836
         26,998    FIRST DATA CORPORATION                                                                                 1,110,698
          6,632    FISERV INCORPORATED+                                                                                     294,262
          7,856    IMS HEALTH INCORPORATED                                                                                  213,919

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         14,663    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                   $       183,287
          6,429    INTUIT INCORPORATED+                                                                                     308,592
          3,002    MERCURY INTERACTIVE CORPORATION+<<                                                                       118,189
        348,404    MICROSOFT CORPORATION                                                                                  8,922,626
          4,191    MONSTER WORLDWIDE INCORPORATED+                                                                          127,281
          6,477    NCR CORPORATION+                                                                                         224,817
         13,207    NOVELL INCORPORATED+<<                                                                                    80,299
          6,358    OMNICOM GROUP INCORPORATED                                                                               539,603
        153,313    ORACLE CORPORATION+                                                                                    2,081,991
          9,419    PARAMETRIC TECHNOLOGY CORPORATION                                                                         64,991
          5,529    ROBERT HALF INTERNATIONAL INCORPORATED                                                                   187,378
         17,915    SIEBEL SYSTEMS INCORPORATED                                                                              150,486
        118,099    SUN MICROSYSTEMS INCORPORATED+                                                                           453,500
         10,063    SUNGARD DATA SYSTEMS INCORPORATED+                                                                       361,161
         41,325    SYMANTEC CORPORATION+                                                                                    907,910
         11,748    UNISYS CORPORATION+<<                                                                                     76,010
         45,515    YAHOO! INCORPORATED+                                                                                   1,517,470
                                                                                                                         24,630,655
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 10.18%
         53,767    ABBOTT LABORATORIES                                                                                    2,507,155
          7,949    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    475,032
          2,963    ALBERTO-CULVER COMPANY CLASS B                                                                           133,691
         42,908    AMGEN INCORPORATED+                                                                                    3,421,913
          3,523    AVERY DENNISON CORPORATION                                                                               199,648
         16,366    AVON PRODUCTS INCORPORATED                                                                               535,332
         11,949    BIOGEN IDEC INCORPORATED+                                                                                469,476
         67,761    BRISTOL-MYERS SQUIBB COMPANY<<                                                                         1,692,670
          5,134    CHIRON CORPORATION+<<                                                                                    186,005
          5,345    CLOROX COMPANY                                                                                           298,518
         18,140    COLGATE PALMOLIVE COMPANY                                                                                960,332
         33,330    DOW CHEMICAL COMPANY                                                                                   1,598,173
         34,538    E.I. DU PONT DE NEMOURS AND COMPANY                                                                    1,474,082
          2,786    EASTMAN CHEMICAL COMPANY                                                                                 154,317
          7,615    ECOLAB INCORPORATED                                                                                      255,712
         39,288    ELI LILLY & COMPANY<<                                                                                  2,212,700
         11,805    FOREST LABORATORIES INCORPORATED+<<                                                                      471,256
          8,747    GENZYME CORPORATION+                                                                                     650,864
         15,666    GILEAD SCIENCES INCORPORATED+                                                                            701,993
         34,591    GILLETTE COMPANY                                                                                       1,856,499
          5,481    HOSPIRA INCORPORATED+                                                                                    209,648
          3,067    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          116,301
          8,381    KING PHARMACEUTICALS INCORPORATED+                                                                        93,448
          8,591    MEDIMMUNE INCORPORATED+                                                                                  244,070
         76,391    MERCK & COMPANY INCORPORATED                                                                           2,372,704
          9,298    MONSANTO COMPANY                                                                                         626,406
          7,560    MYLAN LABORATORIES INCORPORATED                                                                          131,242
        257,812    PFIZER INCORPORATED                                                                                    6,832,018
          5,952    PPG INDUSTRIES INCORPORATED                                                                              387,059
         11,216    PRAXAIR INCORPORATED                                                                                     553,958
         85,802    PROCTER & GAMBLE COMPANY<<                                                                             4,773,165
          6,691    ROHM & HAAS COMPANY                                                                                      308,187
         51,146    SCHERING-PLOUGH CORPORATION                                                                            1,064,860
          2,387    SIGMA-ALDRICH CORPORATION<<                                                                              153,150
         46,410    WYETH                                                                                                  2,123,258
                                                                                                                         40,244,842
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS - 3.99%
         13,199    ALLTEL CORPORATION                                                                               $       877,733
         27,780    AT&T CORPORATION                                                                                         550,044
         16,540    AVAYA INCORPORATED+<<                                                                                    170,858
         63,488    BELLSOUTH CORPORATION                                                                                  1,752,269
          4,552    CENTURYTEL INCORPORATED<<                                                                                156,452
         17,680    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                577,075
         76,472    COMCAST CORPORATION CLASS A+                                                                           2,349,985
         39,021    NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                            1,357,931
         57,979    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                         221,480
        114,531    SBC COMMUNICATIONS INCORPORATED                                                                        2,800,283
         51,308    SPRINT NEXTEL CORPORATION<<                                                                            1,380,185
         10,079    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                         285,034
         95,948    VERIZON COMMUNICATIONS INCORPORATED                                                                    3,284,300
                                                                                                                         15,763,629
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 9.77%
         12,238    AMSOUTH BANCORPORATION                                                                                   341,563
        139,443    BANK OF AMERICA CORPORATION                                                                            6,079,715
         26,991    BANK OF NEW YORK COMPANY INCORPORATED                                                                    830,783
         18,944    BB&T CORPORATION                                                                                         792,238
        180,379    CITIGROUP INCORPORATED                                                                                 7,846,487
          5,852    COMERICA INCORPORATED                                                                                    357,557
          4,297    COMPASS BANCSHARES INCORPORATED                                                                          207,158
         18,090    FIFTH THIRD BANCORP                                                                                      779,679
          4,304    FIRST HORIZON NATIONAL CORPORATION                                                                       175,560
          9,801    GOLDEN WEST FINANCIAL CORPORATION                                                                        638,241
          8,054    HUNTINGTON BANCSHARES INCORPORATED                                                                       200,867
        122,007    JP MORGAN CHASE & COMPANY                                                                              4,287,326
         14,135    KEYCORP<<                                                                                                483,983
          3,389    M&T BANK CORPORATION                                                                                     367,740
          7,383    MARSHALL & ILSLEY CORPORATION                                                                            339,027
         14,674    MELLON FINANCIAL CORPORATION                                                                             446,970
         20,604    NATIONAL CITY CORPORATION                                                                                760,494
         16,560    NORTH FORK BANCORPORATION INCORPORATED                                                                   453,578
          7,050    NORTHERN TRUST CORPORATION<<                                                                             358,140
          9,830    PNC FINANCIAL SERVICES GROUP                                                                             538,881
         16,085    REGIONS FINANCIAL CORPORATION                                                                            541,099
         12,644    SOVEREIGN BANCORP INCORPORATED                                                                           303,330
         11,476    STATE STREET CORPORATION                                                                                 570,816
         11,781    SUNTRUST BANKS INCORPORATED                                                                              856,714
         10,787    SYNOVUS FINANCIAL CORPORATION<<                                                                          318,972
         63,548    US BANCORP                                                                                             1,910,253
         54,660    WACHOVIA CORPORATION                                                                                   2,753,771
         30,417    WASHINGTON MUTUAL INCORPORATED                                                                         1,292,114
         58,506    WELLS FARGO & COMPANY++                                                                                3,588,758
          3,109    ZIONS BANCORPORATION                                                                                     222,231
                                                                                                                         38,644,045
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.58%
          5,051    DARDEN RESTAURANTS INCORPORATED                                                                          175,270
         43,948    MCDONALD'S CORPORATION                                                                                 1,369,859
          3,985    WENDY'S INTERNATIONAL INCORPORATED                                                                       206,025
         10,046    YUM! BRANDS INCORPORATED                                                                                 525,908
                                                                                                                          2,277,062
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
EDUCATIONAL SERVICES - 0.11%
          5,668    APOLLO GROUP INCORPORATED CLASS A+                                                               $       425,950
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.84%
         22,648    AES CORPORATION+                                                                                         363,500
          5,635    ALLEGHENY ENERGY INCORPORATED+<<                                                                         160,598
          9,391    ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                   80,575
          7,049    AMEREN CORPORATION<<                                                                                     392,065
         13,315    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             515,291
         18,655    CALPINE CORPORATION+<<                                                                                    61,935
         10,072    CENTERPOINT ENERGY INCORPORATED                                                                          138,389
          6,876    CINERGY CORPORATION                                                                                      303,575
         11,809    CITIZENS COMMUNICATIONS COMPANY<<                                                                        155,170
          7,585    CMS ENERGY CORPORATION+<<                                                                                120,146
          8,429    CONSOLIDATED EDISON INCORPORATED<<                                                                       405,941
          6,155    CONSTELLATION ENERGY GROUP INCORPORATED                                                                  370,593
         11,806    DOMINION RESOURCES INCORPORATED                                                                          871,991
          6,039    DTE ENERGY COMPANY                                                                                       283,833
         32,132    DUKE ENERGY CORPORATION<<                                                                                949,179
         11,510    DYNEGY INCORPORATED CLASS A+<<                                                                            63,996
         11,297    EDISON INTERNATIONAL                                                                                     461,821
         22,349    EL PASO CORPORATION                                                                                      268,188
          7,350    ENTERGY CORPORATION                                                                                      572,859
         23,201    EXELON CORPORATION                                                                                     1,241,718
         11,436    FIRSTENERGY CORPORATION                                                                                  569,284
         13,590    FPL GROUP INCORPORATED                                                                                   586,001
          5,996    KEYSPAN CORPORATION                                                                                      243,977
          3,762    KINDER MORGAN INCORPORATED                                                                               334,291
          1,530    NICOR INCORPORATED                                                                                        62,455
          9,425    NISOURCE INCORPORATED                                                                                    228,933
          1,318    PEOPLES ENERGY CORPORATION                                                                                56,872
         12,832    PG&E CORPORATION<<                                                                                       482,868
          3,410    PINNACLE WEST CAPITAL CORPORATION                                                                        156,178
          6,579    PPL CORPORATION                                                                                          405,135
          8,622    PROGRESS ENERGY INCORPORATED                                                                             384,627
          8,277    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             532,211
          8,296    SEMPRA ENERGY                                                                                            352,580
         25,808    SOUTHERN COMPANY                                                                                         903,022
          7,176    TECO ENERGY INCORPORATED                                                                                 136,057
          8,310    TXU CORPORATION<<                                                                                        719,978
         19,696    WASTE MANAGEMENT INCORPORATED                                                                            553,852
         19,792    WILLIAMS COMPANIES INCORPORATED                                                                          420,382
         13,947    XCEL ENERGY INCORPORATED                                                                                 270,711
                                                                                                                         15,180,777
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.47%
          4,022    ADC TELECOMMUNICATIONS INCORPORATED<<                                                                    105,135
         13,694    ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   274,975
         12,884    ALTERA CORPORATION+<<                                                                                    281,773
          6,287    AMERICAN POWER CONVERSION CORPORATION                                                                    176,728
         12,829    ANALOG DEVICES INCORPORATED                                                                              502,897
          5,632    ANDREW CORPORATION+<<                                                                                     61,896
         10,628    APPLIED MICRO CIRCUITS CORPORATION+<<                                                                     31,990
         10,147    BROADCOM CORPORATION CLASS A+<<                                                                          433,987
         19,990    CIENA CORPORATION+                                                                                        44,778
        221,589    CISCO SYSTEMS INCORPORATED+                                                                            4,243,429
          6,944    COMVERSE TECHNOLOGY INCORPORATED+                                                                        175,614
          3,219    COOPER INDUSTRIES LIMITED CLASS A                                                                        207,883

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         14,448    EMERSON ELECTRIC COMPANY                                                                         $       950,678
         13,931    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            358,723
        367,748    GENERAL ELECTRIC COMPANY                                                                              12,687,306
        214,041    INTEL CORPORATION                                                                                      5,809,073
          6,383    JABIL CIRCUIT INCORPORATED+                                                                              199,086
         50,212    JDS UNIPHASE CORPORATION+<<                                                                               75,820
          6,826    KLA-TENCOR CORPORATION<<                                                                                 352,904
          4,114    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 321,838
         10,609    LINEAR TECHNOLOGY CORPORATION                                                                            412,266
         13,446    LSI LOGIC CORPORATION+<<                                                                                 131,233
        153,610    LUCENT TECHNOLOGIES INCORPORATED+<<                                                                      450,077
         11,371    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   476,104
          2,763    MAYTAG CORPORATION<<                                                                                      46,612
         21,319    MICRON TECHNOLOGY INCORPORATED+<<                                                                        253,270
          5,826    MOLEX INCORPORATED                                                                                       164,526
         85,028    MOTOROLA INCORPORATED                                                                                  1,800,893
         12,103    NATIONAL SEMICONDUCTOR CORPORATION                                                                       299,065
         12,695    NETWORK APPLIANCE INCORPORATED+<<                                                                        323,849
          4,788    NOVELLUS SYSTEMS INCORPORATED+<<                                                                         138,134
          5,858    NVIDIA CORPORATION+<<                                                                                    158,517
          6,254    PMC-SIERRA INCORPORATED+                                                                                  61,477
          3,151    QLOGIC CORPORATION+                                                                                       97,839
         56,642    QUALCOMM INCORPORATED                                                                                  2,236,793
          6,177    ROCKWELL COLLINS INCORPORATED                                                                            301,438
         18,223    SANMINA-SCI CORPORATION+                                                                                  87,106
          5,283    SCIENTIFIC-ATLANTA INCORPORATED                                                                          203,395
         15,543    TELLABS INCORPORATED+                                                                                    151,078
         57,633    TEXAS INSTRUMENTS INCORPORATED                                                                         1,830,424
          2,319    WHIRLPOOL CORPORATION<<                                                                                  185,474
         12,164    XILINX INCORPORATED<<                                                                                    344,849
                                                                                                                         37,450,932
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
          3,002    FLUOR CORPORATION                                                                                        191,528
          9,576    MOODY'S CORPORATION                                                                                      453,040
         12,335    PAYCHEX INCORPORATED                                                                                     430,615
          6,314    QUEST DIAGNOSTICS INCORPORATED                                                                           324,161
                                                                                                                          1,399,344
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.38%
          3,819    BALL CORPORATION                                                                                         144,931
          5,043    FORTUNE BRANDS INCORPORATED                                                                              476,816
          9,465    ILLINOIS TOOL WORKS INCORPORATED                                                                         810,677
          2,003    SNAP-ON INCORPORATED                                                                                      73,470
                                                                                                                          1,505,894
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.03%
          7,866    JANUS CAPITAL GROUP INCORPORATED                                                                         118,147
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.34%
         26,919    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  1,193,858
         21,628    ARCHER-DANIELS-MIDLAND COMPANY                                                                           496,146
         11,258    CAMPBELL SOUP COMPANY                                                                                    347,309
         78,477    COCA-COLA COMPANY                                                                                      3,434,154
         12,234    COCA-COLA ENTERPRISES INCORPORATED<<                                                                     287,499
         17,957    CONAGRA FOODS INCORPORATED                                                                               407,804
          6,785    CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                             185,909
         12,818    GENERAL MILLS INCORPORATED                                                                               607,573

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
          3,916    HERCULES INCORPORATED+<<                                                                         $        54,824
          7,539    HERSHEY FOODS CORPORATION                                                                                481,516
         12,137    HJ HEINZ COMPANY                                                                                         446,399
         12,122    KELLOGG COMPANY                                                                                          549,248
          4,688    MCCORMICK & COMPANY INCORPORATED                                                                         163,049
          2,721    MOLSON COORS BREWING COMPANY                                                                             170,607
          6,795    PEPSI BOTTLING GROUP INCORPORATED                                                                        198,142
         58,063    PEPSICO INCORPORATED                                                                                   3,166,175
         27,298    SARA LEE CORPORATION                                                                                     544,049
          6,789    WM. WRIGLEY JR. COMPANY                                                                                  482,969
                                                                                                                         13,217,230
                                                                                                                    ---------------

FOOD STORES - 0.47%
         12,771    ALBERTSON'S INCORPORATED                                                                                 272,150
         25,269    KROGER COMPANY+                                                                                          501,590
         15,540    SAFEWAY INCORPORATED<<                                                                                   377,622
         13,515    STARBUCKS CORPORATION+<<                                                                                 710,213
                                                                                                                          1,861,575
                                                                                                                    ---------------

FORESTRY - 0.15%
          8,491    WEYERHAEUSER COMPANY                                                                                     585,709
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.23%
          6,575    LEGGETT & PLATT INCORPORATED                                                                             166,282
         15,038    MASCO CORPORATION                                                                                        509,939
          9,545    NEWELL RUBBERMAID INCORPORATED                                                                           237,384
                                                                                                                            913,605
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 2.59%
          3,942    BIG LOTS INCORPORATED<<                                                                                   51,128
         10,462    DOLLAR GENERAL CORPORATION                                                                               212,588
          5,781    FAMILY DOLLAR STORES INCORPORATED                                                                        149,150
          5,909    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 448,316
          9,129    JC PENNEY COMPANY INCORPORATED                                                                           512,502
         10,382    MAY DEPARTMENT STORES COMPANY                                                                            426,181
          3,545    SEARS HOLDINGS CORPORATION+                                                                              546,745
         30,629    TARGET CORPORATION                                                                                     1,799,454
         16,311    TJX COMPANIES INCORPORATED                                                                               383,471
        116,005    WAL-MART STORES INCORPORATED                                                                           5,724,847
                                                                                                                         10,254,382
                                                                                                                    ---------------

HEALTH SERVICES - 0.58%
         15,729    CAREMARK RX INCORPORATED+                                                                                701,199
         14,532    HCA INCORPORATED                                                                                         715,701
          8,548    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                     203,442
          4,667    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              236,477
          2,995    MANOR CARE INCORPORATED                                                                                  113,690
         16,246    TENET HEALTHCARE CORPORATION+<<                                                                          197,226
          3,819    WATSON PHARMACEUTICALS INCORPORATED+                                                                     127,555
                                                                                                                          2,295,290
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.63%
          3,303    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                      145,332
          6,894    ARCHSTONE-SMITH TRUST                                                                                    292,995
         14,131    EQUITY OFFICE PROPERTIES TRUST                                                                           500,944
          9,938    EQUITY RESIDENTIAL<<                                                                                     401,495
          6,378    PLUM CREEK TIMBER COMPANY<<                                                                              241,407
          6,472    PROLOGIS<<                                                                                               294,865
          7,616    SIMON PROPERTY GROUP INCORPORATED<<                                                                      607,300
                                                                                                                          2,484,338
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.38%
         10,243    BED BATH & BEYOND INCORPORATED+                                                                  $       470,154
         10,351    BEST BUY COMPANY INCORPORATED<<                                                                          792,887
          6,632    CIRCUIT CITY STORES INCORPORATED                                                                         121,034
          5,397    RADIO SHACK CORPORATION<<                                                                                126,667
                                                                                                                          1,510,742
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.32%
         13,240    HILTON HOTELS CORPORATION<<                                                                              327,690
          6,882    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              471,210
          7,493    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         474,457
                                                                                                                          1,273,357
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.56%
         26,683    3M COMPANY                                                                                             2,001,225
          6,195    AMERICAN STANDARD COMPANIES INCORPORATED                                                                 274,315
         28,568    APPLE COMPUTER INCORPORATED+                                                                           1,218,425
         57,002    APPLIED MATERIALS INCORPORATED                                                                         1,052,257
         11,747    BAKER HUGHES INCORPORATED                                                                                664,175
          2,774    BLACK & DECKER CORPORATION                                                                               250,520
         23,695    CATERPILLAR INCORPORATED                                                                               1,277,397
          1,511    CUMMINS INCORPORATED<<                                                                                   129,100
          8,547    DEERE & COMPANY                                                                                          628,461
         83,948    DELL INCORPORATED+                                                                                     3,397,376
          7,064    DOVER CORPORATION                                                                                        291,461
          5,225    EATON CORPORATION                                                                                        341,401
         83,313    EMC CORPORATION+                                                                                       1,140,555
         10,298    GATEWAY INCORPORATED+                                                                                     40,986
        100,080    HEWLETT-PACKARD COMPANY                                                                                2,463,970
          5,844    INGERSOLL-RAND COMPANY CLASS A                                                                           456,825
         55,940    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            4,668,752
          4,390    LEXMARK INTERNATIONAL INCORPORATED+                                                                      275,253
          5,965    NATIONAL-OILWELL INCORPORATED+                                                                           312,268
          4,313    PALL CORPORATION                                                                                         133,574
          4,167    PARKER HANNIFIN CORPORATION                                                                              273,855
          7,975    PITNEY BOWES INCORPORATED                                                                                355,526
         33,710    SOLECTRON CORPORATION+                                                                                   129,446
          2,612    STANLEY WORKS                                                                                            127,805
          8,417    SYMBOL TECHNOLOGIES INCORPORATED<<                                                                        97,974
                                                                                                                         22,002,902
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
         11,019    AON CORPORATION                                                                                          280,323
          5,611    HUMANA INCORPORATED+                                                                                     223,598
          4,713    JEFFERSON-PILOT CORPORATION                                                                              236,451
         18,477    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  535,279
         10,325    UNUMPROVIDENT CORPORATION<<                                                                              197,724
                                                                                                                          1,473,375
                                                                                                                    ---------------

INSURANCE CARRIERS - 5.50%
          9,967    ACE LIMITED                                                                                              460,575
         10,070    AETNA INCORPORATED                                                                                       779,418
         17,395    AFLAC INCORPORATED                                                                                       784,514
         23,170    ALLSTATE CORPORATION                                                                                   1,419,394
          3,754    AMBAC FINANCIAL GROUP INCORPORATED                                                                       269,687
         89,975    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              5,416,495
          6,773    CHUBB CORPORATION                                                                                        601,578
          4,538    CIGNA CORPORATION                                                                                        484,432
          5,778    CINCINNATI FINANCIAL CORPORATION<<                                                                       238,169

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         10,285    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                   $       828,662
          6,022    LINCOLN NATIONAL CORPORATION                                                                             290,863
          5,535    LOEWS CORPORATION                                                                                        462,892
          4,695    MBIA INCORPORATED<<                                                                                      285,174
         25,427    METLIFE INCORPORATED                                                                                   1,249,483
          3,272    MGIC INVESTMENT CORPORATION                                                                              224,394
         10,186    PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                 447,675
          6,892    PROGRESSIVE CORPORATION<<                                                                                687,063
         18,099    PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,210,823
          4,420    SAFECO CORPORATION                                                                                       242,835
         23,362    ST. PAUL COMPANIES INCORPORATED                                                                        1,028,395
          3,610    TORCHMARK CORPORATION<<                                                                                  188,695
         43,902    UNITEDHEALTH GROUP INCORPORATED<<                                                                      2,296,075
         21,241    WELLPOINT INCORPORATED+                                                                                1,502,588
          4,858    XL CAPITAL LIMITED CLASS A                                                                               348,902
                                                                                                                         21,748,781
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.12%
         13,076    COACH INCORPORATED+                                                                                      459,098
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.10%
          9,019    GEORGIA-PACIFIC CORPORATION                                                                              307,999
          3,843    LOUISIANA-PACIFIC CORPORATION                                                                            103,069
                                                                                                                            411,068
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.03%
         14,992    AGILENT TECHNOLOGIES INCORPORATED+                                                                       393,390
          4,522    ALLERGAN INCORPORATED<<                                                                                  404,131
          6,842    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             142,451
          1,856    BAUSCH & LOMB INCORPORATED                                                                               157,110
         21,523    BAXTER INTERNATIONAL INCORPORATED                                                                        845,208
          8,755    BECTON DICKINSON & COMPANY                                                                               484,764
          8,733    BIOMET INCORPORATED                                                                                      332,989
         25,999    BOSTON SCIENTIFIC CORPORATION+                                                                           752,671
          3,644    C.R. BARD INCORPORATED                                                                                   243,383
          9,541    DANAHER CORPORATION<<                                                                                    529,049
          9,955    EASTMAN KODAK COMPANY<<                                                                                  266,197
          4,164    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                          279,196
         11,268    GUIDANT CORPORATION                                                                                      775,238
         41,938    MEDTRONIC INCORPORATED                                                                                 2,262,136
          1,731    MILLIPORE CORPORATION+                                                                                   106,058
          4,495    PERKINELMER INCORPORATED                                                                                  94,305
         15,680    RAYTHEON COMPANY                                                                                         616,694
          6,059    ROCKWELL AUTOMATION INCORPORATED                                                                         312,099
         12,562    ST. JUDE MEDICAL INCORPORATED+                                                                           595,565
         12,999    STRYKER CORPORATION                                                                                      703,116
          3,068    TEKTRONIX INCORPORATED                                                                                    76,884
          6,789    TERADYNE INCORPORATED+                                                                                   105,433
          5,589    THERMO ELECTRON CORPORATION+                                                                             166,888
          4,070    WATERS CORPORATION+                                                                                      184,290
         33,224    XEROX CORPORATION+<<                                                                                     438,889
          8,563    ZIMMER HOLDINGS INCORPORATED+<<                                                                          705,249
                                                                                                                         11,973,383
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING - 0.30%
          6,230    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                            $       250,944
         15,462    NEWMONT MINING CORPORATION                                                                               580,598
          3,359    PHELPS DODGE CORPORATION<<                                                                               357,566
                                                                                                                          1,189,108
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
          3,540    VULCAN MATERIALS COMPANY                                                                                 248,650
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.35%
          5,811    HASBRO INCORPORATED                                                                                      127,493
        103,104    JOHNSON & JOHNSON                                                                                      6,594,532
         14,272    MATTEL INCORPORATED                                                                                      266,173
          4,982    TIFFANY & COMPANY                                                                                        169,537
         70,025    TYCO INTERNATIONAL LIMITED                                                                             2,133,662
                                                                                                                          9,291,397
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.15%
         16,562    COSTCO WHOLESALE CORPORATION                                                                             761,355
         28,087    CVS CORPORATION                                                                                          871,540
          2,482    DILLARDS INCORPORATED CLASS A                                                                             56,739
          5,144    EXPRESS SCRIPTS INCORPORATED+<<                                                                          269,031
         10,951    OFFICE DEPOT INCORPORATED+                                                                               310,789
         25,542    STAPLES INCORPORATED                                                                                     581,580
         35,450    WALGREEN COMPANY<<                                                                                     1,696,637
                                                                                                                          4,547,671
                                                                                                                    ---------------

MOTION PICTURES - 1.57%
        100,008    NEWS CORPORATION CLASS A                                                                               1,638,131
        162,471    TIME WARNER INCORPORATED                                                                               2,765,257
         70,780    WALT DISNEY COMPANY                                                                                    1,814,799
                                                                                                                          6,218,187
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.71%
         38,623    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             2,818,320
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.39%
         40,608    AMERICAN EXPRESS COMPANY                                                                               2,233,440
          8,741    CAPITAL ONE FINANCIAL CORPORATION<<                                                                      721,132
          7,298    CIT GROUP INCORPORATED                                                                                   322,134
         20,378    COUNTRYWIDE FINANCIAL CORPORATION                                                                        733,608
         33,560    FANNIE MAE                                                                                             1,874,661
         23,945    FREDDIE MAC                                                                                            1,515,240
         43,954    MBNA CORPORATION                                                                                       1,105,883
         10,202    PROVIDIAN FINANCIAL CORPORATION+<<                                                                       192,818
         14,546    SLM CORPORATION<<                                                                                        748,973
                                                                                                                          9,447,889
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 2.80%
          8,173    ANADARKO PETROLEUM CORPORATION                                                                           722,084
         11,379    APACHE CORPORATION                                                                                       778,324
          5,614    BJ SERVICES COMPANY                                                                                      342,398
         13,366    BURLINGTON RESOURCES INCORPORATED                                                                        856,894
         16,426    DEVON ENERGY CORPORATION<<                                                                               921,334
          8,295    EOG RESOURCES INCORPORATED                                                                               506,824
         17,536    HALLIBURTON COMPANY                                                                                      982,893
          4,039    KERR-MCGEE CORPORATION                                                                                   323,968
          5,157    NABORS INDUSTRIES LIMITED+                                                                               337,526
          4,710    NOBLE CORPORATION                                                                                        316,418
         13,808    OCCIDENTAL PETROLEUM CORPORATION                                                                       1,136,122
          3,754    ROWAN COMPANIES INCORPORATED                                                                             128,237

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (CONTINUED)
         20,428    SCHLUMBERGER LIMITED                                                                             $     1,710,641
         11,307    TRANSOCEAN INCORPORATED+                                                                                 638,054
          9,423    UNOCAL CORPORATION                                                                                       611,082
          4,797    WEATHERFORD INTERNATIONAL LIMITED+                                                                       303,554
         12,515    XTO ENERGY INCORPORATED                                                                                  439,151
                                                                                                                         11,055,504
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.57%
          3,715    BEMIS COMPANY INCORPORATED                                                                               100,305
         17,007    INTERNATIONAL PAPER COMPANY                                                                              537,421
         16,588    KIMBERLY-CLARK CORPORATION                                                                             1,057,651
          6,463    MEADWESTVACO CORPORATION                                                                                 188,849
          2,449    OFFICEMAX INCORPORATED                                                                                    72,735
          5,174    PACTIV CORPORATION+                                                                                      113,931
          4,316    TEMPLE-INLAND INCORPORATED                                                                               171,734
                                                                                                                          2,242,626
                                                                                                                    ---------------

PERSONAL SERVICES - 0.14%
          5,191    CINTAS CORPORATION                                                                                       230,117
          5,730    H & R BLOCK INCORPORATED<<                                                                               326,381
                                                                                                                            556,498
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.69%
          2,976    AMERADA HESS CORPORATION                                                                                 350,751
          2,324    ASHLAND INCORPORATED                                                                                     142,810
         72,753    CHEVRONTEXACO CORPORATION                                                                              4,220,401
         48,276    CONOCOPHILLIPS                                                                                         3,021,595
        220,724    EXXON MOBIL CORPORATION                                                                               12,967,535
         12,669    MARATHON OIL CORPORATION<<                                                                               739,363
          2,386    SUNOCO INCORPORATED                                                                                      299,992
          8,901    VALERO ENERGY CORPORATION                                                                                736,825
                                                                                                                         22,479,272
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.39%
         30,240    ALCOA INCORPORATED                                                                                       848,232
          3,112    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       90,466
          4,182    ENGELHARD CORPORATION                                                                                    119,982
          5,554    NUCOR CORPORATION<<                                                                                      307,969
          3,959    UNITED STATES STEEL CORPORATION<<                                                                        168,851
                                                                                                                          1,535,500
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.07%
          2,459    DOW JONES & COMPANY INCORPORATED                                                                          92,286
          8,612    GANNETT COMPANY INCORPORATED                                                                             628,332
          2,579    KNIGHT-RIDDER INCORPORATED                                                                               161,342
         12,988    MCGRAW-HILL COMPANIES INCORPORATED                                                                       597,578
          1,558    MEREDITH CORPORATION                                                                                      77,121
          5,046    NEW YORK TIMES COMPANY CLASS A<<                                                                         159,050
          7,395    RR DONNELLEY & SONS COMPANY                                                                              266,590
         10,333    TRIBUNE COMPANY                                                                                          377,154
         55,904    VIACOM INCORPORATED CLASS B                                                                            1,872,225
                                                                                                                          4,231,678
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.56%
         13,056    BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 708,288
          7,509    CSX CORPORATION                                                                                          341,960
         14,017    NORFOLK SOUTHERN CORPORATION                                                                             521,572
          9,118    UNION PACIFIC CORPORATION                                                                                641,087
                                                                                                                          2,212,907
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
          2,217    COOPER TIRE & RUBBER COMPANY                                                                     $        44,606
          6,100    GOODYEAR TIRE & RUBBER COMPANY+<<                                                                        106,201
          1,944    REEBOK INTERNATIONAL LIMITED<<                                                                            82,231
          2,902    SEALED AIR CORPORATION+                                                                                  153,980
                                                                                                                            387,018
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.20%
          3,941    BEAR STEARNS COMPANIES INCORPORATED                                                                      402,416
         39,509    CHARLES SCHWAB CORPORATION                                                                               541,273
         12,777    E*TRADE FINANCIAL CORPORATION+                                                                           198,171
          3,289    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 105,051
          6,871    FRANKLIN RESOURCES INCORPORATED                                                                          555,314
         15,321    GOLDMAN SACHS GROUP INCORPORATED                                                                       1,646,701
          9,590    LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                1,008,197
         32,778    MERRILL LYNCH & COMPANY INCORPORATED                                                                   1,926,691
         37,988    MORGAN STANLEY                                                                                         2,015,263
          4,289    T ROWE PRICE GROUP INCORPORATED                                                                          284,575
                                                                                                                          8,683,652
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.24%
         50,251    CORNING INCORPORATED+<<                                                                                  957,282
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.37%
         71,807    ALTRIA GROUP INCORPORATED                                                                              4,808,197
          4,037    REYNOLDS AMERICAN INCORPORATED<<                                                                         336,322
          5,731    UST INCORPORATED<<                                                                                       263,741
                                                                                                                          5,408,260
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.32%
          4,980    DELTA AIR LINES INCORPORATED+<<                                                                           14,741
         10,474    FEDEX CORPORATION                                                                                        880,759
         25,577    SOUTHWEST AIRLINES COMPANY                                                                               362,937
                                                                                                                          1,258,437
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.92%
         28,651    BOEING COMPANY                                                                                         1,891,253
          3,365    BRUNSWICK CORPORATION                                                                                    156,674
          5,209    DANA CORPORATION                                                                                          81,833
         19,458    DELPHI CORPORATION                                                                                       103,127
         63,812    FORD MOTOR COMPANY                                                                                       685,341
          6,947    GENERAL DYNAMICS CORPORATION                                                                             800,225
         19,607    GENERAL MOTORS CORPORATION<<                                                                             721,930
          6,048    GENUINE PARTS COMPANY                                                                                    276,938
          4,179    GOODRICH CORPORATION                                                                                     184,879
          9,870    HARLEY-DAVIDSON INCORPORATED                                                                             524,985
         29,577    HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,161,785
          3,200    ITT INDUSTRIES INCORPORATED                                                                              340,480
          6,658    JOHNSON CONTROLS INCORPORATED                                                                            382,436
         14,009    LOCKHEED MARTIN CORPORATION                                                                              874,162
          2,283    NAVISTAR INTERNATIONAL CORPORATION+                                                                       77,964
         12,450    NORTHROP GRUMMAN CORPORATION                                                                             690,353
          6,027    PACCAR INCORPORATED                                                                                      435,270
          4,679    TEXTRON INCORPORATED                                                                                     347,041
         35,493    UNITED TECHNOLOGIES CORPORATION                                                                        1,799,495
                                                                                                                         11,536,171
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.02%
          4,546    SABRE HOLDINGS CORPORATION                                                                                87,283
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WATER TRANSPORTATION - 0.24%
         18,272    CARNIVAL CORPORATION<<                                                                           $       957,453
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.98%
          3,654    AMERISOURCEBERGEN CORPORATION<<                                                                          262,321
          3,125    BROWN-FORMAN CORPORATION CLASS B                                                                         182,656
         14,849    CARDINAL HEALTH INCORPORATED                                                                             884,704
         10,235    MCKESSON CORPORATION                                                                                     460,575
          9,609    MEDCO HEALTH SOLUTIONS INCORPORATED                                                                      465,460
          7,919    NIKE INCORPORATED CLASS B                                                                                663,612
          4,718    SUPERVALU INCORPORATED                                                                                   167,017
         21,950    SYSCO CORPORATION                                                                                        791,517
                                                                                                                          3,877,862
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.06%
          4,461    VISTEON CORPORATION                                                                                       39,703
          2,892    W.W. GRAINGER INCORPORATED                                                                               180,229
                                                                                                                            219,932
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $213,536,098)                                                                                 391,865,270
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 10.40%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
        732,099    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          732,099
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 10.21%
   $  1,000,000    ATOMIUM FUNDING CORPORATION                                         3.42%         09/12/2005             995,980
      2,000,000    CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                       3.33          08/09/2005           2,000,000
      1,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                  3.36          05/04/2006             992,150
     12,000,000    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $12,001,103)                                        3.31          08/01/2005          12,000,000
      2,000,000    GALAXY FUNDING INCORPORATED                                         3.44          09/29/2005           1,988,560
     12,000,000    GOLDMAN SACHS AND COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $12,001,120)                                        3.36          08/01/2005          12,000,000
      1,000,000    ING USA ANNUITY AND LIFE INSURANCE+/-                               3.47          06/06/2006           1,000,000
      2,000,000    LEXINGTON PARKER CAPITAL CORPORATION                                3.28          08/08/2005           1,998,740
      1,000,000    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                              3.32          05/26/2006             999,970
      2,000,000    LIQUID FUNDING LIMITED+/-                                           3.31          12/19/2005           2,000,000
      1,000,000    MORGAN STANLEY+/-                                                   3.39          01/13/2006           1,000,000
      2,400,000    THAMES ASSET GLOBAL SECURITIZATION NO. 1 INCORPORARED               3.38          08/22/2005           2,395,272
      1,000,000    WHITE PINE FINANCE LLC SERIES MTN1+/-                               3.32          06/12/2006             999,970
                                                                                                                         40,370,642
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,102,741)                                                               41,102,741
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RIGHTS - 0.00%
         12,100    SEAGATE TECHNOLOGY RIGHTS+(A)                                                                    $             0
TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 0.97%

MUTUAL FUND - 0.91%
      3,614,071    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            3,614,071
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE

US TREASURY BILLS - 0.06%
   $      5,000    US TREASURY BILL^#                                                  2.70%         08/11/2005               4,996
         65,000    US TREASURY BILL^#                                                  2.88          08/11/2005              64,950
        150,000    US TREASURY BILL^#                                                  3.01          11/10/2005             148,597
         30,000    US TREASURY BILL^#                                                  3.07          11/10/2005              29,719
                                                                                                                            248,262
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,862,490)                                                                            3,862,333
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $258,501,329)*                     110.48%                                                                    $   436,830,344

OTHER ASSETS AND LIABILITIES, NET        (10.48)                                                                        (41,455,448)
                                         ------                                                                     ---------------

TOTAL NET ASSETS                         100.00%                                                                    $   395,374,896
                                         ======                                                                     ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,488,131.

(A) SECURITY FAIR VALUED IN PROCEDURES APPROVED BY THE BOARD OF ACCORDANCE WITH THE TRUSTEES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $259,179,197 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION              $ 209,587,684
           GROSS UNREALIZED DEPRECIATION                (31,936,537)
                                                      --------------
           NET UNREALIZED APPRECIATION (DEPRECIATION) $ 177,651,147

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 98.67%

APPAREL & ACCESSORY STORES - 5.32%
        212,000    GAP INCORPORATED                                                                                 $     4,475,320
         80,000    ROSS STORES INCORPORATED                                                                               2,120,000
                                                                                                                          6,595,320
                                                                                                                    ---------------
BUSINESS SERVICES - 6.40%
        268,000    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         3,350,000
        178,800    MICROSOFT CORPORATION                                                                                  4,579,068
                                                                                                                          7,929,068
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 12.22%
        193,900    MEDIMMUNE INCORPORATED+                                                                                5,508,699
         90,800    MERCK & COMPANY INCORPORATED                                                                           2,820,248
        171,500    PFIZER INCORPORATED                                                                                    4,544,750
         49,500    WYETH                                                                                                  2,264,625
                                                                                                                         15,138,322
                                                                                                                    ---------------
COMMUNICATIONS - 3.39%
        140,000    COMCAST CORPORATION                                                                                    4,200,000
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 14.87%
         78,000    BANK OF AMERICA CORPORATION                                                                            3,400,800
        140,000    BANK OF NEW YORK COMPANY INCORPORATED                                                                  4,309,200
        106,341    CITIGROUP INCORPORATED                                                                                 4,625,834
         44,500    FIFTH THIRD BANCORP                                                                                    1,917,950
        118,500    JP MORGAN CHASE & COMPANY                                                                              4,164,090
                                                                                                                         18,417,874
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 22.54%
        155,000    AMERICAN POWER CONVERSION CORPORATION                                                                  4,357,050
        134,800    GENERAL ELECTRIC COMPANY                                                                               4,650,600
        179,700    INTEL CORPORATION                                                                                      4,877,058
        300,000    LUCENT TECHNOLOGIES INCORPORATED+                                                                        879,000
        255,500    NOKIA OYJ ADR                                                                                          4,075,225
        167,000    NOVELLUS SYSTEMS INCORPORATED+                                                                         4,817,950
        304,000    VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                 4,262,080
                                                                                                                         27,918,963
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.13%
         29,400    GENERAL MILLS INCORPORATED                                                                             1,393,560
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 2.71%
         68,000    WAL-MART STORES INCORPORATED                                                                           3,355,800
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.38%
        360,000    SYMBOL TECHNOLOGIES INCORPORATED                                                                       4,190,400
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 1.40%
         60,000    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                1,738,200
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.81%
         78,500    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              4,725,700
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.34%
        100,000    BOSTON SCIENTIFIC CORPORATION+                                                                         2,895,000
                                                                                                                    ---------------
MOTION PICTURES - 4.87%
        234,000    TIME WARNER INCORPORATED                                                                               3,982,680
         80,000    WALT DISNEY COMPANY                                                                                    2,051,200
                                                                                                                          6,033,880
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.34%
         20,000    AMERICAN EXPRESS COMPANY                                                                         $     1,100,000
         18,700    FANNIE MAE                                                                                             1,044,582
         12,000    FREDDIE MAC                                                                                              759,360
                                                                                                                          2,903,942
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 1.46%
         44,800    TIDEWATER INCORPORATED                                                                                 1,808,576
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.30%
         32,100    CONOCOPHILLIPS                                                                                         2,009,139
         39,248    EXXON MOBIL CORPORATION                                                                                2,305,820
         16,500    ROYAL DUTCH PETROLEUM COMPANY                                                                          1,012,110
                                                                                                                          5,327,069
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.19%
         52,000    MERRILL LYNCH & COMPANY INCORPORATED                                                                   3,056,560
         87,000    MORGAN STANLEY                                                                                         4,615,350
                                                                                                                          7,671,910
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $121,123,926)                                                                                 122,243,584
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 2.82%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.08%
         96,064    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           96,064
                                                                                                                    ---------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 2.74%
    $ 3,400,000    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,400,313)                                       3.31%         08/01/2005             3,400,000
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,496,064)                                                                 3,496,064
                                                                                                                    ---------------
SHARES

SHORT-TERM INVESTMENTS - 0.56%

MUTUAL FUND - 0.56%
        690,859    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              690,859
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $690,859)                                                                                690,859
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $125,310,849)*                                102.05%                                                         $   126,430,507
OTHER ASSETS AND LIABILITIES, NET                    (2.05)                                                              (2,540,270)
                                                    ------                                                          ---------------
TOTAL NET ASSETS                                    100.00%                                                         $   123,890,237
                                                    ======                                                          ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $690,859.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $125,397,394 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                           $ 5,569,235
      GROSS UNREALIZED DEPRECIATION                            (4,536,122)
                                                              -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)              $ 1,033,113

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 96.75%

APPAREL & ACCESSORY STORES - 0.01%
          4,200    CHARMING SHOPPES INCORPORATED+                                                                    $       49,266
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.01%
            900    HOME DEPOT INCORPORATED                                                                                   39,159
                                                                                                                    ---------------
BUSINESS SERVICES - 4.59%
            630    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        31,481
          9,000    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   399,690
            980    BRINK'S COMPANY                                                                                           35,437
        180,000    MICROSOFT CORPORATION                                                                                  4,609,800
            570    PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+                                                               24,054
        486,718    SYMANTEC CORPORATION+                                                                                 10,693,194
        230,000    UNISYS CORPORATION+                                                                                    1,488,100
                                                                                                                         17,281,756
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 7.51%
            290    BASF AG ADR                                                                                               20,532
        360,000    BRISTOL-MYERS SQUIBB COMPANY                                                                           8,992,800
        225,000    CHIRON CORPORATION+                                                                                    8,151,750
            670    DADE BEHRING HOLDINGS INCORPORATED                                                                        50,786
         40,000    DOW CHEMICAL COMPANY                                                                                   1,918,000
         50,631    E.I. DU PONT DE NEMOURS AND COMPANY                                                                    2,160,931
        200,100    IMCLONE SYSTEMS INCORPORATED+                                                                          6,943,470
          1,480    PERRIGO COMPANY                                                                                           20,572
                                                                                                                         28,258,841
                                                                                                                    ---------------
COMMUNICATIONS - 13.43%
         19,000    ALLTEL CORPORATION                                                                                     1,263,500
         47,000    AT&T CORPORATION                                                                                         930,600
         98,000    BELLSOUTH CORPORATION                                                                                  2,704,800
          9,000    CENTURYTEL INCORPORATED                                                                                  309,330
        230,000    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                              7,507,200
        345,000    COMCAST CORPORATION CLASS A+                                                                          10,601,850
        600,000    CUMULUS MEDIA INCORPORATED CLASS A+                                                                    7,572,000
         18,700    LIBERTY GLOBAL INCORPORATED CLASS A+                                                                     887,128
         60,000    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                         229,200
        174,000    SBC COMMUNICATIONS INCORPORATED                                                                        4,254,300
        880,000    SPANISH BROADCASTING SYSTEM INCORPORATED+                                                              7,568,000
         51,000    SPRINT NEXTEL CORPORATION                                                                              1,371,900
          1,070    TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                       36,765
        155,000    VERIZON COMMUNICATIONS INCORPORATED                                                                    5,305,650
                                                                                                                         50,542,223
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 7.17%
        100,000    BANK OF AMERICA CORPORATION<<                                                                          4,360,000
         35,000    BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,077,300
        148,500    CITIGROUP INCORPORATED                                                                                 6,459,750
          8,000    COMPASS BANCSHARES INCORPORATED                                                                          385,680
         75,240    JP MORGAN CHASE & COMPANY                                                                              2,643,934
         41,600    KEYCORP<<                                                                                              1,424,384
            830    MARSHALL & ILSLEY CORPORATION                                                                             38,114
         28,000    MELLON FINANCIAL CORPORATION                                                                             852,880
         32,000    NATIONAL CITY CORPORATION<<                                                                            1,181,120
         56,791    REGIONS FINANCIAL CORPORATION                                                                          1,910,449
          1,000    TRUSTMARK CORPORATION                                                                                     28,580
            800    UMPQUA HOLDINGS CORPORATION                                                                               19,944
         47,000    US BANCORP                                                                                             1,412,820
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
        103,224    WACHOVIA CORPORATION                                                                             $     5,200,425
                                                                                                                         26,995,380
                                                                                                                    ---------------
EATING & DRINKING PLACES - 1.72%
         48,000    ARAMARK CORPORATION CLASS B                                                                            1,336,320
        164,370    MCDONALD'S CORPORATION                                                                                 5,123,413
                                                                                                                          6,459,733
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.18%
         51,000    DTE ENERGY COMPANY                                                                                     2,397,000
         25,600    KEYSPAN CORPORATION                                                                                    1,041,664
         14,000    PROGRESS ENERGY INCORPORATED                                                                             624,540
        147,000    WASTE MANAGEMENT INCORPORATED                                                                          4,133,640
                                                                                                                          8,196,844
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.12%
         27,900    EMERSON ELECTRIC COMPANY                                                                               1,835,820
        350,000    GENERAL ELECTRIC COMPANY                                                                              12,075,000
          1,630    MILLICOM INTERNATIONAL CELLULAR SA+                                                                       34,621
          2,300    MOTOROLA INCORPORATED                                                                                     48,714
        330,000    NOKIA OYJ ADR                                                                                          5,263,500
                                                                                                                         19,257,655
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.01%
            700    GEN-PROBE INCORPORATED+                                                                                   30,863
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.01%
          1,400    GRIFFON CORPORATION+                                                                                      36,190
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 9.86%
         13,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    576,550
            500    ARCHER-DANIELS-MIDLAND COMPANY                                                                            11,470
        135,000    COCA-COLA COMPANY                                                                                      5,907,600
        345,000    COCA-COLA ENTERPRISES INCORPORATED                                                                     8,107,500
         60,000    CONAGRA FOODS INCORPORATED                                                                             1,362,600
        778,000    DEL MONTE FOODS COMPANY+                                                                               8,744,720
            380    HERSHEY FOODS CORPORATION<<                                                                               24,270
        221,900    KRAFT FOODS INCORPORATED CLASS A                                                                       6,779,045
        115,000    SARA LEE CORPORATION                                                                                   2,291,950
            540    SCHERING AG ADR                                                                                           34,031
        175,000    SERONO SA ADR                                                                                          2,950,500
         18,000    TYSON FOODS INCORPORATED CLASS A<<                                                                       335,520
                                                                                                                         37,125,756
                                                                                                                    ---------------
FOOD STORES - 2.63%
         20,000    ALBERTSON'S INCORPORATED                                                                                 426,200
        445,000    KROGER COMPANY+                                                                                        8,833,250
         27,000    SAFEWAY INCORPORATED                                                                                     656,100
                                                                                                                          9,915,550
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.11%
         17,000    NEWELL RUBBERMAID INCORPORATED                                                                           422,790
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 0.50%
         25,000    FEDERATED DEPARTMENT STORES INCORPORATED                                                               1,896,750
                                                                                                                    ---------------
HEALTH SERVICES - 0.00%
            600    APRIA HEALTHCARE GROUP INCORPORATED+                                                                      20,238
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.73%
            440    ALCON INCORPORATED                                                                               $        50,402
         37,400    DISCOVERY HOLDING COMPANY+                                                                               533,698
         30,000    EQUITY OFFICE PROPERTIES TRUST                                                                         1,063,500
         27,000    EQUITY RESIDENTIAL                                                                                     1,090,800
                                                                                                                          2,738,400
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.40%
        135,000    COOPER CAMERON CORPORATION+                                                                            9,582,300
         26,000    DEERE & COMPANY                                                                                        1,911,780
            950    DELL INCORPORATED+                                                                                        38,447
          1,230    FLOWSERVE CORPORATION+                                                                                    41,648
        200,000    HEWLETT-PACKARD COMPANY                                                                                4,924,000
         90,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            7,511,400
          1,000    MANITOWOC COMPANY INCORPORATED                                                                            45,650
            860    TORO COMPANY                                                                                              34,606
                                                                                                                         24,089,831
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.58%
         75,000    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,172,750
                                                                                                                    ---------------
INSURANCE CARRIERS - 6.40%
            560    AETNA INCORPORATED                                                                                        43,344
         65,000    AFLAC INCORPORATED                                                                                     2,931,500
         32,800    ALLSTATE CORPORATION                                                                                   2,009,328
         58,500    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              3,521,700
            780    AMERUS GROUP COMPANY                                                                                      40,233
         16,500    CHUBB CORPORATION                                                                                      1,465,530
         21,800    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         1,756,426
            700    IPC HOLDINGS LIMITED                                                                                      28,315
            350    LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                  21,938
         25,000    LINCOLN NATIONAL CORPORATION                                                                           1,207,500
          9,000    LOEWS CORPORATION                                                                                        752,670
            930    METLIFE INCORPORATED                                                                                      45,700
         37,000    OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   971,620
         25,300    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 1,111,935
         34,900    PRUDENTIAL FINANCIAL INCORPORATED                                                                      2,334,810
        132,000    ST. PAUL COMPANIES INCORPORATED                                                                        5,810,640
          1,100    UNITEDHEALTH GROUP INCORPORATED<<                                                                         57,530
                                                                                                                         24,110,719
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.41%
            770    BECTON DICKINSON & COMPANY                                                                                42,635
        255,000    BOSTON SCIENTIFIC CORPORATION+                                                                         7,382,250
         24,200    EASTMAN KODAK COMPANY                                                                                    647,108
          1,520    MOLECULAR DEVICES CORPORATION+                                                                            32,330
         25,000    RAYTHEON COMPANY                                                                                         983,250
                                                                                                                          9,087,573
                                                                                                                    ---------------
METAL MINING - 0.70%
         70,000    NEWMONT MINING CORPORATION                                                                             2,628,500
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.01%
            700    YANKEE CANDLE COMPANY INCORPORATED                                                                        21,210
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 0.21%
         16,845    BLOCKBUSTER INCORPORATED CLASS A                                                                         146,046
         16,845    BLOCKBUSTER INCORPORATED CLASS B                                                                         137,287
         17,000    OFFICE DEPOT INCORPORATED+                                                                               482,460
          1,100    SPECTRUM BRANDS INCORPORATED+                                                                             34,100
                                                                                                                            799,893
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
MOTION PICTURES - 2.98%
        374,000    LIBERTY MEDIA CORPORATION CLASS A+                                                               $     3,287,460
        325,000    TIME WARNER INCORPORATED                                                                               5,531,500
         94,260    WALT DISNEY COMPANY                                                                                    2,416,826
                                                                                                                         11,235,786
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.59%
         38,000    AMERICAN EXPRESS COMPANY                                                                               2,090,000
          1,400    COMPUCREDIT CORPORATION+                                                                                  53,018
            510    FREDDIE MAC                                                                                               32,273
          1,350    MBNA CORPORATION                                                                                          33,966
                                                                                                                          2,209,257
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 1.07%
         28,000    DEVON ENERGY CORPORATION                                                                               1,570,520
          4,645    KERR-MCGEE CORPORATION                                                                                   372,575
         45,000    PRIDE INTERNATIONAL INCORPORATED+                                                                      1,170,900
         14,000    UNOCAL CORPORATION                                                                                       907,900
                                                                                                                          4,021,895
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.01%
            350    KIMBERLY-CLARK CORPORATION                                                                                22,316
            715    OFFICEMAX INCORPORATED                                                                                    21,236
                                                                                                                             43,552
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 9.29%
         96,000    CHEVRONTEXACO CORPORATION                                                                              5,568,960
         99,000    CONOCOPHILLIPS                                                                                         6,196,410
        372,780    EXXON MOBIL CORPORATION                                                                               21,900,825
         20,000    ROYAL DUTCH PETROLEUM COMPANY                                                                          1,226,800
          1,600    TESORO PETROLEUM CORPORATION                                                                              77,152
                                                                                                                         34,970,147
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.40%
         52,100    ALCOA INCORPORATED                                                                                     1,461,405
          1,750    COMMSCOPE INCORPORATED+                                                                                   29,558
                                                                                                                          1,490,963
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.96%
         26,200    GANNETT COMPANY INCORPORATED                                                                           1,911,552
          1,000    JOHN H. HARLAND COMPANY                                                                                   38,630
        482,590    READER'S DIGEST ASSOCIATION INCORPORATED                                                               7,837,262
        265,000    VIACOM INCORPORATED CLASS B                                                                            8,874,850
                                                                                                                         18,662,294
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 0.36%
         24,800    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               1,345,400
                                                                                                                    ---------------
REAL ESTATE - 0.01%
          2,670    ALDERWOODS GROUP INCORPORATED+                                                                            42,720
                                                                                                                    ---------------
RETAIL, TRADE & SERVICES - 70.02%
          1,800    MEN'S WEARHOUSE INCORPORATED+                                                                             64,728
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.95%
         67,000    MORGAN STANLEY                                                                                         3,554,350
            928    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                     31,932
                                                                                                                          3,586,282
                                                                                                                    ---------------
TELEPHONE SERVICES - 0.06%
          5,000    COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                          214,000
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
TEXTILE MILL PRODUCTS - 0.00%
            915    WOLVERINE WORLD WIDE INCORPORATED                                                                $        20,130
                                                                                                                    ---------------
TOBACCO PRODUCTS - 1.68%
         55,000    ALTRIA GROUP INCORPORATED                                                                              3,682,800
         67,700    LOEWS CORPORATION - CAROLINA GROUP<<                                                                   2,635,561
                                                                                                                          6,318,361
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.27%
         12,000    FEDEX CORPORATION                                                                                      1,009,080
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 1.62%
          2,373    FORD MOTOR COMPANY                                                                                        25,486
          9,000    GENERAL DYNAMICS CORPORATION                                                                           1,036,710
         16,000    ITT INDUSTRIES INCORPORATED                                                                            1,702,400
         24,400    LOCKHEED MARTIN CORPORATION                                                                            1,522,560
            730    NORTHROP GRUMMAN CORPORATION                                                                              40,478
            450    TEXTRON INCORPORATED                                                                                      33,377
         34,400    UNITED TECHNOLOGIES CORPORATION                                                                        1,744,080
                                                                                                                          6,105,091
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.18%
          7,839    MEDCO HEALTH SOLUTIONS INCORPORATED                                                                      379,721
            480    NIKE INCORPORATED CLASS B                                                                                 40,224
            600    NU SKIN ENTERPRISES INCORPORATED CLASS A                                                                  14,172
         20,000    SMURFIT-STONE CONTAINER CORPORATION+                                                                     242,600
                                                                                                                            676,717
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $304,768,101)                                                                                 364,194,273
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 1.28%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.04%
        137,745    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          137,745
                                                                                                                    ---------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 1.24%
$     4,655,000    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $4,655,428)                                       3.31%         08/01/2005             4,655,000
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,792,745)                                                                 4,792,745
                                                                                                                    ---------------

SHARES

SHORT-TERM INVESTMENTS - 1.58%

MUTUAL FUND - 1.58%
      5,945,814    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            5,945,814
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,945,814)                                                                            5,945,814
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $315,506,660)*                        99.61%                                                                  $   374,932,832

OTHER ASSETS AND LIABILITIES, NET            0.39                                                                         1,478,123
                                           ------                                                                   ---------------
TOTAL NET ASSETS                           100.00%                                                                  $   376,410,955
                                           ======                                                                   ===============

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

U.S. VALUE FUND
--------------------------------------------------------------------------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,945,814.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $316,327,837 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                        $ 67,640,344
      GROSS UNREALIZED DEPRECIATION                          (9,034,899)
                                                           ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)           $ 58,605,445

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           STATEMENTS OF ASSETS AND LIABILITIES -- JULY 31, 2005
--------------------------------------------------------------------------------

                                                                                     C&B
                                                                             TAX-MANAGED
                                                                              VALUE FUND
----------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................................   $ 31,236,706
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ............................              0
   INVESTMENTS IN AFFILIATES ............................................        487,820
                                                                            ------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................     31,724,526
                                                                            ------------
   CASH .................................................................              0
   RECEIVABLE FOR FUND SHARES ISSUED ....................................        190,737
   RECEIVABLE FOR INVESTMENTS SOLD ......................................        216,965
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................         37,225
   PREPAID EXPENSES AND OTHER ASSETS ....................................         38,430
                                                                            ------------
TOTAL ASSETS ............................................................     32,207,883
                                                                            ------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..............              0
   PAYABLE FOR FUND SHARES REDEEMED .....................................         37,118
   PAYABLE FOR INVESTMENTS PURCHASED ....................................              0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................         16,144
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..............................          7,190
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...............................              0
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................              0
                                                                            ------------
TOTAL LIABILITIES .......................................................         60,452
                                                                            ------------
TOTAL NET ASSETS ........................................................   $ 32,147,431
                                                                            ============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................   $ 27,877,503
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................         66,867
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................        456,576
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS
     AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..................      3,746,485
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ................              0
                                                                            ------------
TOTAL NET ASSETS ........................................................   $ 32,147,431
                                                                            ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .................................................   $  4,057,278
   SHARES OUTSTANDING - CLASS A .........................................        214,673
   NET ASSET VALUE PER SHARE - CLASS A ..................................   $      18.90
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ........................   $      20.05
   NET ASSETS - CLASS B .................................................   $  1,305,600
   SHARES OUTSTANDING - CLASS B .........................................         69,709
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............   $      18.73
   NET ASSETS - CLASS C .................................................   $    690,821
   SHARES OUTSTANDING - CLASS C .........................................         36,851
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............   $      18.75
   NET ASSETS - CLASS D .................................................   $ 24,476,236
   SHARES OUTSTANDING - CLASS D .........................................      1,298,458
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ...............   $      18.85
   NET ASSETS - CLASS Z .................................................            N/A
   SHARES OUTSTANDING - CLASS Z .........................................            N/A
   NET ASSET VALUE - CLASS Z ............................................            N/A
   NET ASSETS - ADMINISTRATOR CLASS .....................................   $  1,617,496
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................         85,709
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...   $      18.87
   NET ASSETS - INSTITUTIONAL CLASS .....................................            N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .............................            N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...            N/A
                                                                            ------------
INVESTMENTS AT COST .....................................................   $ 27,978,041
                                                                            ============
SECURITIES ON LOAN, AT MARKET VALUE .....................................   $          0
                                                                            ============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                ENDEAVOR
                                                                                   LARGE        ENDEAVOR          EQUITY
                                                                                CAP FUND     SELECT FUND      INDEX FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................................   $ 48,844,361   $ 129,221,385   $ 388,524,774
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ............................      1,901,880       5,065,200      41,102,741
   INVESTMENTS IN AFFILIATES ............................................      2,221,847       6,904,040       7,202,829
                                                                            ------------   -------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................     52,968,088     141,190,625     436,830,344
                                                                            ------------   -------------   -------------
   CASH .................................................................              0               0          50,000
   RECEIVABLE FOR FUND SHARES ISSUED ....................................         60,711      77,816,503         131,434
   RECEIVABLE FOR INVESTMENTS SOLD ......................................        996,825       3,429,041               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................         11,978          30,524         486,740
   PREPAID EXPENSES AND OTHER ASSETS ....................................              0          36,066          32,093
                                                                            ------------   -------------   -------------
TOTAL ASSETS ............................................................     54,037,602     222,502,759     437,530,611
                                                                            ------------   -------------   -------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..............              0               0          30,600
   PAYABLE FOR FUND SHARES REDEEMED .....................................        121,255      76,573,110         683,262
   PAYABLE FOR INVESTMENTS PURCHASED ....................................      1,299,369       3,472,731         123,642
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................         46,934          98,954         106,755
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..............................         12,709          32,397         108,715
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...............................      1,901,880       5,065,200      41,102,741
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................            709               0               0
                                                                            ------------   -------------   -------------
TOTAL LIABILITIES .......................................................      3,382,856      85,242,392      42,155,715
                                                                            ------------   -------------   -------------
TOTAL NET ASSETS ........................................................   $ 50,654,746   $ 137,260,367   $ 395,374,896
                                                                            ============   =============   =============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................   $ 40,863,445   $ 113,349,712   $ 189,443,021
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................              0               0       2,375,782
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................      2,635,466       2,042,944      25,208,914
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS
     AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..................      7,155,835      21,867,711     178,329,015
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ................              0               0          18,164
                                                                            ------------   -------------   -------------
TOTAL NET ASSETS ........................................................   $ 50,654,746   $ 137,260,367   $ 395,374,896
                                                                            ------------   -------------   -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .................................................   $ 48,962,842   $  50,931,515   $ 354,614,793
   SHARES OUTSTANDING - CLASS A .........................................      3,992,714       5,380,294       6,879,571
   NET ASSET VALUE PER SHARE - CLASS A ..................................   $      12.26   $        9.47   $       51.55
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ........................   $      13.01   $       10.05   $       54.69
   NET ASSETS - CLASS B .................................................   $  1,329,516   $   4,402,709   $  40,760,103
   SHARES OUTSTANDING - CLASS B .........................................        110,965         482,759         793,379
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............   $      11.98   $        9.12   $       51.38
   NET ASSETS - CLASS C .................................................   $    362,388   $   1,801,516             N/A
   SHARES OUTSTANDING - CLASS C .........................................         30,259         197,654             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............   $      11.98   $        9.11             N/A
   NET ASSETS - CLASS D .................................................            N/A             N/A             N/A
   SHARES OUTSTANDING - CLASS D .........................................            N/A             N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ...............            N/A             N/A             N/A
   NET ASSETS - CLASS Z .................................................            N/A             N/A             N/A
   SHARES OUTSTANDING - CLASS Z .........................................            N/A             N/A             N/A
   NET ASSET VALUE - CLASS Z ............................................            N/A             N/A             N/A
   NET ASSETS - ADMINISTRATOR CLASS .....................................            N/A   $  79,963,991             N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................            N/A       8,443,909             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...            N/A   $        9.47             N/A
   NET ASSETS - INSTITUTIONAL CLASS .....................................            N/A   $     160,636             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .............................            N/A          16,955             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...            N/A   $        9.47             N/A
                                                                            ------------   -------------   -------------
INVESTMENTS AT COST .....................................................   $ 45,812,253   $ 119,322,914   $ 258,501,329
                                                                            ============   =============   =============
SECURITIES ON LOAN, AT MARKET VALUE .....................................   $  1,842,006   $   4,905,740   $  39,474,641
                                                                            ============   =============   =============

                                                                                    LARGE
                                                                                  COMPANY       U.S VALUE
                                                                                CORE FUND            FUND
--------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................................   $ 122,243,584   $ 364,194,273
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ............................       3,496,064       4,792,745
   INVESTMENTS IN AFFILIATES ............................................         690,859       5,945,814
                                                                            -------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................     126,430,507     374,932,832
                                                                            -------------   -------------
   CASH .................................................................               0               0
   RECEIVABLE FOR FUND SHARES ISSUED ....................................          65,593      99,708,864
   RECEIVABLE FOR INVESTMENTS SOLD ......................................       1,038,778       6,230,743
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................         164,609         528,591
   PREPAID EXPENSES AND OTHER ASSETS ....................................               0         106,799
                                                                            -------------   -------------
TOTAL ASSETS ............................................................     127,699,487     481,507,829
                                                                            -------------   -------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..............               0               0
   PAYABLE FOR FUND SHARES REDEEMED .....................................         191,856      99,923,090
   PAYABLE FOR INVESTMENTS PURCHASED ....................................               0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................          65,921         294,653
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..............................          36,291          86,386
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...............................       3,496,064       4,792,745
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................          19,118               0
                                                                            -------------   -------------
TOTAL LIABILITIES .......................................................       3,809,250     105,096,874
                                                                            -------------   -------------
TOTAL NET ASSETS ........................................................   $ 123,890,237   $ 376,410,955
                                                                            =============   =============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................   $ 120,612,749   $ 312,751,511
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................          89,657         524,976
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................       2,068,173       3,708,296
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS
     AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..................       1,119,658      59,426,172
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ................               0               0
                                                                            -------------   -------------
TOTAL NET ASSETS ........................................................   $ 123,890,237   $ 376,410,955
                                                                            -------------   -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .................................................   $  40,166,664   $   5,250,357
   SHARES OUTSTANDING - CLASS A .........................................       4,319,842         281,602
   NET ASSET VALUE PER SHARE - CLASS A ..................................   $        9.30   $       18.64
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ........................   $        9.87   $       19.78
   NET ASSETS - CLASS B .................................................   $   8,168,552   $   6,368,077
   SHARES OUTSTANDING - CLASS B .........................................         905,710         342,892
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............   $        9.02   $       18.57
   NET ASSETS - CLASS C .................................................   $   5,204,160   $   3,164,952
   SHARES OUTSTANDING - CLASS C .........................................         577,592         171,114
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............   $        9.01   $       18.50
   NET ASSETS - CLASS D .................................................             N/A             N/A
   SHARES OUTSTANDING - CLASS D .........................................             N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ...............             N/A             N/A
   NET ASSETS - CLASS Z .................................................   $  48,480,761   $ 157,494,788
   SHARES OUTSTANDING - CLASS Z .........................................       5,216,914       8,389,174
   NET ASSET VALUE - CLASS Z ............................................   $        9.29   $       18.77
   NET ASSETS - ADMINISTRATOR CLASS .....................................   $  21,870,100   $ 204,132,781
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................       2,323,653      11,033,013
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...   $        9.41   $       18.50
   NET ASSETS - INSTITUTIONAL CLASS .....................................             N/A             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .............................             N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...             N/A             N/A
                                                                            -------------   -------------
INVESTMENTS AT COST .....................................................   $ 125,310,849   $ 315,506,660
                                                                            =============   =============
SECURITIES ON LOAN, AT MARKET VALUE .....................................   $   3,354,514   $   4,605,473
                                                                            =============   =============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS             STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                            C&B TAX-MANAGED VALUE FUND
                                                                         ---------------------------------
                                                                               FOR THE             FOR THE
                                                                          PERIOD ENDED          YEAR ENDED
                                                                         JULY 31, 2005    OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................................      $  407,346         $   235,244
  INTEREST ...........................................................             196               5,937
  INCOME FROM AFFILIATED SECURITIES ..................................          33,548               3,666
  SECURITIES LENDING INCOME, NET .....................................             374                 220
                                                                            ----------         -----------
TOTAL INVESTMENT INCOME ..............................................         441,464             245,067
                                                                            ----------         -----------
EXPENSES
  ADVISORY FEES ......................................................         164,522             102,395
  ADMINISTRATION FEES
    FUND LEVEL .......................................................          10,968              34,195
    CLASS A ..........................................................           6,429                 359
    CLASS B ..........................................................           2,124                 118
    CLASS C ..........................................................             961                  28
    CLASS D ..........................................................          49,033              13,894
    CLASS Z ..........................................................             N/A                 N/A
    ADMINISTRATOR CLASS ..............................................           1,596                 N/A
    INSTITUTIONAL CLASS ..............................................             N/A                 621
  CUSTODY FEES .......................................................           4,387               3,680
  SHAREHOLDER SERVICING FEES .........................................          53,418              24,103
  ACCOUNTING FEES ....................................................          34,063              12,604
  DISTRIBUTION FEES (NOTE 3)
    CLASS A ..........................................................             N/A                 N/A
    CLASS B ..........................................................           5,688                 315
    CLASS C ..........................................................           2,575                  74
  AUDIT FEES .........................................................          14,221               5,717
  LEGAL FEES .........................................................              74                 756
  REGISTRATION FEES ..................................................           2,419              28,192
  SHAREHOLDER REPORTS ................................................           1,870               1,078
  TRUSTEES' FEES .....................................................           5,075               2,194
  OTHER FEES AND EXPENSES ............................................           2,353                 549
                                                                            ----------         -----------
TOTAL EXPENSES .......................................................         361,776             230,872
                                                                            ----------         -----------
LESS:
  WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) ......         (92,847)            (45,434)
  NET EXPENSES .......................................................         268,929             185,438
                                                                            ----------         -----------
NET INVESTMENT INCOME (LOSS) .........................................         172,535              59,629
                                                                            ----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....         476,220             549,417
  FUTURES TRANSACTIONS ...............................................               0                   0
                                                                            ----------         -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................         476,220             549,417
                                                                            ----------         -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....       1,702,458             651,539
  FUTURES TRANSACTIONS ...............................................               0                   0
                                                                            ----------         -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       1,702,458             651,539
                                                                            ----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............       2,178,678           1,200,956
                                                                            ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......      $2,351,213         $ 1,260,585
                                                                            ==========         ===========

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..............................      $    7,638         $     2,283

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS             WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                ENDEAVOR LARGE CAP FUND
                                                                         ---------------------------------
                                                                               FOR THE             FOR THE
                                                                          PERIOD ENDED          YEAR ENDED
                                                                         JULY 31, 2005   DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................................     $   159,504         $   280,260
  INTEREST ...........................................................           3,437               7,818
  INCOME FROM AFFILIATED SECURITIES ..................................          18,170                   0
  SECURITIES LENDING INCOME, NET .....................................               0                   0
                                                                           -----------         -----------
TOTAL INVESTMENT INCOME ..............................................         181,111             288,078
                                                                           -----------         -----------
EXPENSES
  ADVISORY FEES ......................................................         195,514             298,315
  ADMINISTRATION FEES
    FUND LEVEL .......................................................           7,109                   0
    CLASS A ..........................................................          90,997             194,509
    CLASS B ..........................................................           2,078               4,179
    CLASS C ..........................................................             782               2,226
    CLASS D ..........................................................             N/A                 N/A
    CLASS Z ..........................................................             N/A                 N/A
    ADMINISTRATOR CLASS ..............................................             N/A                 N/A
    INSTITUTIONAL CLASS ..............................................             N/A                 N/A
  CUSTODY FEES .......................................................           5,522               7,390
  SHAREHOLDER SERVICING FEES .........................................          35,543                 N/A
  ACCOUNTING FEES ....................................................          10,725                 N/A
  DISTRIBUTION FEES (NOTE 3)
    CLASS A ..........................................................          28,808              96,310
    CLASS B ..........................................................           4,727               8,219
    CLASS C ..........................................................           1,620               4,292
  AUDIT FEES .........................................................          11,539              14,970
  LEGAL FEES .........................................................             346               5,070
  REGISTRATION FEES ..................................................          18,694              36,029
  SHAREHOLDER REPORTS ................................................           1,588               6,304
  TRUSTEES' FEES .....................................................           4,449               2,624
  OTHER FEES AND EXPENSES ............................................           9,781               3,856
                                                                           -----------         -----------
TOTAL EXPENSES .......................................................         429,822             684,293
                                                                           -----------         -----------
LESS:
  WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) ......         (51,036)            (15,440)
  NET EXPENSES .......................................................         378,786             668,853
                                                                           -----------         -----------
NET INVESTMENT INCOME (LOSS) .........................................        (197,675)           (380,775)
                                                                           -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....       2,989,115           5,706,012
  FUTURES TRANSACTIONS ...............................................               0                   0
                                                                           -----------         -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................       2,989,115           5,706,012
                                                                           -----------         -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....        (137,992)            820,465
  FUTURES TRANSACTIONS ...............................................               0                   0
                                                                           -----------         -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        (137,992)            820,465
                                                                           -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............       2,851,123           6,526,477
                                                                           -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......     $ 2,653,448         $ 6,145,702
                                                                           ===========         ===========

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..............................     $     6,036         $     3,472


                                                                                ENDEAVOR SELECT FUND
                                                                         ---------------------------------
                                                                               FOR THE             FOR THE
                                                                          PERIOD ENDED          YEAR ENDED
                                                                         JULY 31, 2005   DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................................     $   350,363        $    386,932
  INTEREST ...........................................................          17,106              26,735
  INCOME FROM AFFILIATED SECURITIES ..................................          51,778                   0
  SECURITIES LENDING INCOME, NET .....................................               0                   0
                                                                           -----------         -----------
TOTAL INVESTMENT INCOME ..............................................         419,247             413,667
                                                                           -----------         -----------
EXPENSES
  ADVISORY FEES ......................................................         475,519             593,087
  ADMINISTRATION FEES
    FUND LEVEL .......................................................          17,968                   0
    CLASS A ..........................................................         221,385             388,220
    CLASS B ..........................................................           5,660               4,779
    CLASS C ..........................................................           2,690               4,295
    CLASS D ..........................................................             N/A                 N/A
    CLASS Z ..........................................................             N/A                 N/A
    ADMINISTRATOR CLASS ..............................................             257                 N/A
    INSTITUTIONAL CLASS ..............................................              14                 N/A
  CUSTODY FEES .......................................................           9,668               8,564
  SHAREHOLDER SERVICING FEES .........................................          89,798                 N/A
  ACCOUNTING FEES ....................................................          15,706                 N/A
  DISTRIBUTION FEES (NOTE 3)
    CLASS A ..........................................................          66,483             193,266
    CLASS B ..........................................................          13,310               9,444
    CLASS C ..........................................................           6,177               8,380
  AUDIT FEES .........................................................          11,361              16,147
  LEGAL FEES .........................................................           1,903               8,926
  REGISTRATION FEES ..................................................          21,668              37,553
  SHAREHOLDER REPORTS ................................................           5,357               4,939
  TRUSTEES' FEES .....................................................           6,348               4,374
  OTHER FEES AND EXPENSES ............................................          16,382               6,188
                                                                           -----------         -----------
TOTAL EXPENSES .......................................................         987,654           1,288,162
                                                                           -----------         -----------
LESS:
  WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) ......         (86,339)            (28,841)
  NET EXPENSES .......................................................         901,315           1,259,321
                                                                           -----------         -----------
NET INVESTMENT INCOME (LOSS) .........................................        (482,068)           (854,654)
                                                                           -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....       2,617,334          14,045,066
  FUTURES TRANSACTIONS ...............................................               0             124,555
                                                                           -----------         -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................       2,617,334          14,045,066
                                                                           -----------         -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....       5,758,445             372,349
  FUTURES TRANSACTIONS ...............................................               0                   0
                                                                           -----------         -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       5,758,445             372,349
                                                                           -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............       8,375,779          14,417,415
                                                                           -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......     $ 7,893,711        $ 13,571,761
                                                                           ===========        ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..............................     $    16,522        $      5,213


                                                                                 EQUITY INDEX FUND
                                                                         ----------------------------------
                                                                               FOR THE              FOR THE
                                                                          PERIOD ENDED           YEAR ENDED
                                                                         JULY 31, 2005   SEPTEMBER 30, 2004
                                                                         -------------   ------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................................   $   7,087,073         $  6,873,578
  INTEREST ...........................................................           5,419                6,558
  INCOME FROM AFFILIATED SECURITIES ..................................          52,505               67,636
  SECURITIES LENDING INCOME, NET .....................................          47,195               40,334
                                                                         -------------         ------------
TOTAL INVESTMENT INCOME ..............................................       7,192,192            6,988,106
                                                                         -------------         ------------
EXPENSES
  ADVISORY FEES ......................................................         330,832              703,698
  ADMINISTRATION FEES
    FUND LEVEL .......................................................         165,416              200,680
    CLASS A ..........................................................         817,139              960,303
    CLASS B ..........................................................         109,191              163,505
    CLASS C ..........................................................             N/A                  N/A
    CLASS D ..........................................................             N/A                  N/A
    CLASS Z ..........................................................             N/A                  N/A
    ADMINISTRATOR CLASS ..............................................             N/A                  N/A
    INSTITUTIONAL CLASS ..............................................             N/A                  N/A
  CUSTODY FEES .......................................................          66,167               80,272
  SHAREHOLDER SERVICING FEES .........................................         827,081            1,003,401
  ACCOUNTING FEES ....................................................          34,321               42,931
  DISTRIBUTION FEES (NOTE 3)
    CLASS A ..........................................................             N/A                  N/A
    CLASS B ..........................................................         292,476              437,960
    CLASS C ..........................................................             N/A                  N/A
  AUDIT FEES .........................................................          15,823               18,648
  LEGAL FEES .........................................................             727                8,967
  REGISTRATION FEES ..................................................           3,846               28,693
  SHAREHOLDER REPORTS ................................................          89,793               53,712
  TRUSTEES' FEES .....................................................           5,831                5,097
  OTHER FEES AND EXPENSES ............................................          48,861               15,725
                                                                         -------------         ------------
TOTAL EXPENSES .......................................................       2,807,504            3,723,592
                                                                         -------------         ------------
LESS:
  WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) ......        (397,606)            (678,884)
  NET EXPENSES .......................................................       2,409,898            3,044,708
                                                                         -------------         ------------
NET INVESTMENT INCOME (LOSS) .........................................       4,782,294            3,943,398
                                                                         -------------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....      25,340,964           13,998,581
  FUTURES TRANSACTIONS ...............................................         124,555            1,044,192
                                                                         -------------         ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................      25,465,519           15,042,773
                                                                         -------------         ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....      13,722,640           28,700,698
  FUTURES TRANSACTIONS ...............................................          32,464              290,713
                                                                         -------------         ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..      13,755,104           28,991,411
                                                                         -------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............      39,220,623           44,034,184
                                                                         -------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $  44,002,917         $ 47,977,582
                                                                         =============         ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..............................   $           0         $          0

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS             STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                  LARGE COMPANY CORE FUND
                                                                              ---------------------------------
                                                                                    FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED
                                                                              JULY 31, 2005   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...........................................................   $   1,011,855      $    1,399,129
   INTEREST ...............................................................           5,149              67,249
   INCOME FROM AFFILIATED SECURITIES ......................................           9,399                   0
   SECURITIES LENDING INCOME, NET .........................................              63                   0
                                                                              -------------   -----------------
TOTAL INVESTMENT INCOME ...................................................       1,026,466           1,466,378
                                                                              -------------   -----------------
EXPENSES
   ADVISORY FEES ..........................................................         484,303             793,811
   ADMINISTRATION FEES
      FUND LEVEL ..........................................................          19,982                   0
      CLASS A .............................................................         104,252             305,720
      CLASS B .............................................................          18,989              43,251
      CLASS C .............................................................          13,973              37,236
      CLASS D .............................................................             N/A                 N/A
      CLASS Z .............................................................          69,707                 N/A
      ADMINISTRATOR CLASS .................................................          33,406             131,591
      INSTITUTIONAL CLASS .................................................             N/A                 N/A
   CUSTODY FEES ...........................................................           9,074              10,956
   SHAREHOLDER SERVICING FEES .............................................          99,908                 N/A
   ACCOUNTING FEES ........................................................          31,164                 N/A
   DISTRIBUTION FEES (NOTE 3)
      CLASS A .............................................................          34,995             152,191
      CLASS B .............................................................          43,158              84,905
      CLASS C .............................................................          31,506              73,253
      ADMINISTRATOR CLASS .................................................             N/A                 N/A
   AUDIT FEES .............................................................          11,533              21,649
   LEGAL FEES .............................................................           1,918              12,382
   REGISTRATION FEES ......................................................          38,558              46,054
   SHAREHOLDER REPORTS ....................................................           6,707              31,615
   TRUSTEES' FEES .........................................................           5,982               5,609
   OTHER FEES AND EXPENSES ................................................          23,819               8,468
                                                                              -------------   -----------------
TOTAL EXPENSES ............................................................       1,082,934           1,758,691
                                                                              -------------   -----------------
LESS:
   WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) ..........        (169,183)           (219,718)
   NET EXPENSES ...........................................................         913,751           1,538,973
                                                                              -------------   -----------------
NET INVESTMENT INCOME (LOSS) ..............................................         112,715             (72,595)
                                                                              -------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........      12,861,477           9,067,971
   FUTURES TRANSACTIONS ...................................................               0                   0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...................               0                   0
                                                                              -------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................      12,861,477           9,067,971
                                                                              -------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........     (13,926,640)            847,989
                                                                              -------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......     (13,926,640)            847,989
                                                                              -------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................      (1,065,163)          9,915,960
                                                                              -------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $    (952,448)     $    9,843,365
                                                                              =============   =================
(1) NET OF FOREIGN WITHHOLDING TAXES OF ...................................   $      37,781      $        3,898

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS             WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                      U.S. VALUE FUND
                                                                              ---------------------------------
                                                                                    FOR THE             FOR THE
                                                                               PERIOD ENDED          YEAR ENDED
                                                                              JULY 31, 2005   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...........................................................     $ 3,958,233      $    8,038,532
   INTEREST ...............................................................         129,204             168,049
   INCOME FROM AFFILIATED SECURITIES ......................................          64,546                   0
   SECURITIES LENDING INCOME, NET .........................................           7,743                   0
                                                                              -------------   -----------------
TOTAL INVESTMENT INCOME ...................................................       4,159,726           8,206,581
                                                                              -------------   -----------------
EXPENSES
   ADVISORY FEES ..........................................................       1,379,173           1,812,470
   ADMINISTRATION FEES
      FUND LEVEL ..........................................................          55,707                   0
      CLASS A .............................................................          10,719              22,677
      CLASS B .............................................................          13,191              29,530
      CLASS C .............................................................           7,630              22,538
      CLASS D .............................................................             N/A                 N/A
      CLASS Z .............................................................         734,312           1,521,373
      ADMINISTRATOR CLASS .................................................         141,724             375,463
      INSTITUTIONAL CLASS .................................................             N/A                 N/A
   CUSTODY FEES ...........................................................          23,830              26,475
   SHAREHOLDER SERVICING FEES .............................................         278,489                 N/A
   ACCOUNTING FEES ........................................................          35,322                 N/A
   DISTRIBUTION FEES (NOTE 3)
      CLASS A .............................................................           3,600              11,136
      CLASS B .............................................................          31,583              57,538
      CLASS C .............................................................          18,002              43,232
      ADMINISTRATOR CLASS .................................................              70                 N/A
   AUDIT FEES .............................................................           7,238              27,268
   LEGAL FEES .............................................................           7,813              36,864
   REGISTRATION FEES ......................................................          36,047              62,960
   SHAREHOLDER REPORTS ....................................................          98,541             257,324
   TRUSTEES' FEES .........................................................          16,911              15,120
   OTHER FEES AND EXPENSES ................................................          65,650              32,265
                                                                              -------------   -----------------
TOTAL EXPENSES ............................................................       2,965,552           4,354,233
                                                                              -------------   -----------------
LESS:
   WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) ..........        (320,194)           (210,158)
   NET EXPENSES ...........................................................       2,645,358           4,144,075
                                                                              -------------   -----------------
NET INVESTMENT INCOME (LOSS) ..............................................       1,514,368           4,062,506
                                                                              -------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........       7,119,323          30,629,506
   FUTURES TRANSACTIONS ...................................................               0             (15,332)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...................               0              33,141
                                                                              -------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................       7,119,323          30,647,315
                                                                              -------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........         470,513           9,863,094
                                                                              -------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......         470,513           9,863,094
                                                                              -------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................       7,589,836          40,510,409
                                                                              -------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $   9,104,204      $   44,572,915
                                                                              =============   =================
(1) NET OF FOREIGN WITHHOLDING TAXES OF ...................................   $      55,885      $        2,571

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  C&B TAX-MANAGED VALUE FUND
                                                                      ----------------------------------------------------
                                                                            FOR THE             FOR THE            FOR THE
                                                                       PERIOD ENDED          YEAR ENDED         YEAR ENDED
                                                                      JULY 31, 2005    OCTOBER 31, 2004   OCTOBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................   $  23,121,050   $       9,147,073   $      4,798,515

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................         172,535              59,629             40,075
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................         476,220             549,417            (71,258)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS .................................................       1,702,458             651,539          1,415,189
                                                                      -------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...       2,351,213           1,260,585          1,384,006
                                                                      -------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................         (11,248)                  0                N/A
      CLASS B .....................................................          (2,383)                  0                N/A
      CLASS C .....................................................            (623)                  0                N/A
      CLASS D .....................................................        (104,526)            (40,558)           (41,841)
      CLASS Z .....................................................             N/A                 N/A                N/A
      ADMINISTRATOR CLASS .........................................          (7,422)                  0                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................         (40,535)                  0                N/A
      CLASS B .....................................................         (14,557)                  0                N/A
      CLASS C .....................................................          (3,919)                  0                N/A
      CLASS D .....................................................        (392,202)                  0             (5,748)
      CLASS Z .....................................................             N/A                 N/A                N/A
      ADMINISTRATOR CLASS .........................................         (22,849)                  0                N/A
                                                                      -------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................        (600,264)            (40,558)           (47,589)
                                                                      -------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................       4,492,307           1,464,268                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................          51,250                   0                N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS A ........................           3,914                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ..............................      (2,087,521)            (43,459)               N/A
                                                                      -------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .........................................       2,459,950           1,420,809                N/A
                                                                      -------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................         956,514             398,606                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................          15,398                   0                N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS B ........................             688                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ..............................        (112,026)             (6,479)               N/A
                                                                      -------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .........................................         860,574             392,127                N/A
                                                                      -------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................         593,081             171,542                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................           3,394                   0                N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS C ........................             303                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ..............................        (102,541)                  0                N/A
                                                                      -------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C .........................................         494,237             171,542                N/A
                                                                      -------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS D ............................       9,355,370          12,580,545          4,016,584
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ........................         467,118                   0             33,212
   PROCEEDS FROM REDEMPTION FEES - CLASS D ........................          24,222                 N/A                  0
   COST OF SHARES REDEEMED - CLASS D ..............................      (6,712,141)         (2,968,697)        (1,037,655)
                                                                      -------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS D ............................................       3,134,569           9,611,848          3,012,141
                                                                      -------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ...................             N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ...............             N/A                 N/A                N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS Z (NOTE 1) ...............             N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) .....................             N/A                 N/A                N/A
                                                                      -------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS Z ............................................             N/A                 N/A                N/A
                                                                      -------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .......         324,176                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...             828                 N/A                N/A
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) ...           1,139                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........             (41)                N/A                N/A
                                                                      -------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .............................         326,102                 N/A                N/A
                                                                      -------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .......             N/A           1,167,257                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...             N/A                   0                N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) ...             N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........             N/A              (9,633)               N/A
                                                                      -------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .............................             N/A           1,157,624                N/A
                                                                      -------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...................................................       7,275,432          12,753,950          3,012,141
                                                                      =============   =================   ================
NET INCREASE (DECREASE) IN NET ASSETS .............................       9,026,381          13,973,977          4,348,558
                                                                      =============   =================   ================
ENDING NET ASSETS .................................................     $32,147,431   $      23,121,050   $      9,147,073
                                                                      =============   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                    ENDEAVOR LARGE CAP FUND
                                                                      -----------------------------------------------------
                                                                            FOR THE             FOR THE             FOR THE
                                                                       PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                      JULY 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................   $  44,382,045   $      37,750,469   $      28,807,465

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................        (197,675)           (380,775)           (304,928)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................       2,989,115           5,706,012           3,622,993
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS .................................................        (137,992)            820,465           6,766,659
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...       2,653,448           6,145,702          10,084,724
                                                                      -------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................               0                   0                   0
      CLASS B .....................................................               0                   0                   0
      CLASS C .....................................................               0                   0                   0
      CLASS D .....................................................             N/A                 N/A                 N/A
      CLASS Z .....................................................             N/A                 N/A                 N/A
      ADMINISTRATOR CLASS .........................................             N/A                 N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................               0                   0                   0
      CLASS B .....................................................               0                   0                   0
      CLASS C .....................................................               0                   0                   0
      CLASS D .....................................................             N/A                 N/A                 N/A
      CLASS Z .....................................................             N/A                 N/A                 N/A
      ADMINISTRATOR CLASS .........................................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................               0                   0                   0
                                                                      -------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................       8,874,311          13,301,218          11,550,715
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................               0                   0                   0
   PROCEEDS FROM REDEMPTION FEES - CLASS A ........................             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A ..............................      (5,460,366)        (12,914,635)        (13,087,873)
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .........................................       3,413,945             386,583          (1,537,158)
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................         478,359             189,456             545,692
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................               0                   0                   0
   PROCEEDS FROM REDEMPTION FEES - CLASS B ........................             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ..............................        (155,424)            (74,741)           (294,637)
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B..........................................         322,935             114,715             251,055
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................         110,925             115,461             236,667
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................               0                   0                   0
   PROCEEDS FROM REDEMPTION FEES - CLASS C ........................             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ..............................        (228,552)           (130,885)            (92,284)
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C .........................................        (117,627)            (15,424)            144,383
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS D ............................             N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ........................             N/A                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS D ........................             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D ..............................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS D .........................................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ...................             N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ...............             N/A                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS Z (NOTE 1) ...............             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) .....................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z .........................................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .......             N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...             N/A                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) ...             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .............................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .......             N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...             N/A                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) ...             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .............................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...................................................       3,619,253             485,874          (1,141,720)
                                                                      =============   =================   =================
NET INCREASE (DECREASE) IN NET ASSETS .............................       6,272,701           6,631,576           8,943,004
                                                                      =============   =================   =================
ENDING NET ASSETS .................................................   $  50,654,746   $      44,382,045   $      37,750,469
                                                                      =============   =================   =================
                                                                                        ENDEAVOR SELECT FUND
                                                                      -----------------------------------------------------
                                                                            FOR THE             FOR THE             FOR THE
                                                                       PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                      JULY 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................   $  97,685,266   $      82,256,672   $      56,309,932

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................        (482,068)           (845,654)           (744,742)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................       2,617,334          14,045,066           8,934,695
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS .................................................       5,758,445             372,349          15,583,459
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...       7,893,711          13,571,761          23,773,412
                                                                      -------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................               0                   0                   0
      CLASS B .....................................................               0                   0                   0
      CLASS C .....................................................               0                   0                   0
      CLASS D .....................................................             N/A                 N/A                 N/A
      CLASS Z .....................................................             N/A                 N/A                 N/A
      ADMINISTRATOR CLASS .........................................               0                 N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................      (2,388,978)         (5,514,094)                  0
      CLASS B .....................................................         (58,784)           (107,901)                  0
      CLASS C .....................................................         (28,763)            (65,374)                  0
      CLASS D .....................................................             N/A                 N/A                 N/A
      CLASS Z .....................................................             N/A                 N/A                 N/A
      ADMINISTRATOR CLASS .........................................               0                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................      (2,476,525)         (5,687,369)                  0
                                                                      -------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................      36,858,933          31,977,070          28,987,396
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................       2,377,558           5,498,260                   0
   PROCEEDS FROM REDEMPTION FEES - CLASS A ........................             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A ..............................     (88,109,362)        (31,618,577)        (27,068,354)
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .........................................     (48,872,871)          5,856,753           1,919,042
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................       2,576,266           1,138,452             257,127
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................          51,482              91,274                   0
   PROCEEDS FROM REDEMPTION FEES - CLASS B ........................             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ..............................        (226,655)           (113,933)           (103,058)
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .........................................       2,401,093           1,115,793             154,069
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................         871,869             687,954             204,823
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................          26,987              60,012                   0
   PROCEEDS FROM REDEMPTION FEES - CLASS C ........................             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ..............................        (238,353)           (176,310)           (104,606)
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C .........................................         660,503             571,656             100,217
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS D ............................             N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ........................             N/A                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS D ........................             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D ..............................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS D .........................................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ...................             N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ...............             N/A                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS Z (NOTE 1) ...............             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) .....................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z .........................................             N/A                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .......      79,815,059                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...               0                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) ...             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........               0                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .............................      79,815,059                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .......         156,637                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...               0                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) ...             N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........          (2,506)                N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .............................         154,131                 N/A                 N/A
                                                                      -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...................................................      34,157,915           7,544,202           2,173,328
                                                                      =============   =================   =================
NET INCREASE (DECREASE) IN NET ASSETS .............................      39,575,101          15,428,594          25,946,740
                                                                      =============   =================   =================
ENDING NET ASSETS .................................................   $ 137,260,367   $      97,685,266   $      82,256,672
                                                                      =============   =================   =================

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           C&B TAX-MANAGED VALUE FUND
                                                                                  -------------------------------------------------
                                                                                        FOR THE           FOR THE           FOR THE
                                                                                   PERIOD ENDED        YEAR ENDED        YEAR ENDED
                                                                                  JULY 31, 2005  OCTOBER 31, 2004  OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .......................................................        244,737            83,591               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................          2,808                 0               N/A
   SHARES REDEEMED - CLASS A ...................................................       (113,956)           (2,507)              N/A
                                                                                  -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........................        133,589            81,084               N/A
                                                                                  -------------  ----------------  ----------------
   SHARES SOLD - CLASS B .......................................................         52,652            22,723               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................            848                 0               N/A
   SHARES REDEEMED - CLASS B ...................................................         (6,151)             (363)              N/A
                                                                                  -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........................         47,349            22,360               N/A
                                                                                  -------------  ----------------  ----------------
   SHARES SOLD - CLASS C .......................................................         32,374             9,867               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................            187                 0               N/A
   SHARES REDEEMED - CLASS C ...................................................         (5,577)                0               N/A
                                                                                  -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........................         26,984             9,867               N/A
                                                                                  -------------  ----------------  ----------------
   SHARES SOLD - CLASS D .......................................................        514,233           725,438           276,221
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ....................         25,666                 0             2,418
   SHARES REDEEMED - CLASS D ...................................................       (366,576)         (173,198)          (76,621)
                                                                                  -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ........................        173,323           552,240           202,018
                                                                                  -------------  ----------------  ----------------
   SHARES SOLD - CLASS Z (NOTE 1) ..............................................            N/A               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ...........            N/A               N/A               N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) ..........................................            N/A               N/A               N/A
                                                                                  -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ........................            N/A               N/A               N/A
                                                                                  -------------  ----------------  ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..................................         17,817               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..............................             46               N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..............................             (2)              N/A               N/A
                                                                                  -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ............         17,861               N/A               N/A
                                                                                  -------------  ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ..................................            N/A            68,417               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS (NOTE 1) ............................................................            N/A                 0               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..............................            N/A              (569)              N/A
                                                                                  -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ............            N/A            67,848               N/A
                                                                                  -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..........................................................        399,106           733,399           202,018
                                                                                  =============  ================  ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME  (LOSS) ..................  $      66,867  $         20,534  $          1,460
                                                                                  =============  ================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                               ENDEAVOR LARGE CAP FUND
                                                                               ----------------------------------------------------
                                                                                 FOR THE          FOR THE            FOR THE
                                                                               PERIOD ENDED      YEAR ENDED         YEAR ENDED
                                                                               JULY 31, 2005  DECEMBER 31, 2004  DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................        779,037          1,297,889         1,382,830
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................              0                  0                 0
   SHARES REDEEMED - CLASS A ................................................       (481,072)        (1,234,210)       (1,497,908)
                                                                               -------------   ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................        297,965             63,679          (115,078)
                                                                               -------------   ----------------   ---------------
   SHARES SOLD - CLASS B ....................................................         42,056             18,279            66,016
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .................              0                  0                 0
   SHARES REDEEMED - CLASS B ................................................        (14,293)            (7,217)          (36,913)
                                                                               -------------   ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................         27,763             11,062            29,103
                                                                               -------------   ----------------   ---------------
   SHARES SOLD - CLASS C ....................................................          9,814             11,182            27,852
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................              0                  0                 0
   SHARES REDEEMED - CLASS C ................................................        (21,081)           (12,797)          (10,494)
                                                                               -------------   ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................        (11,267)            (1,615)           17,358
                                                                               -------------   ----------------   ---------------
   SHARES SOLD - CLASS D ....................................................            N/A                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D .................            N/A                N/A               N/A
   SHARES REDEEMED - CLASS D ................................................            N/A                N/A               N/A
                                                                               -------------   ----------------   ---------------
NET INCREASE (DECREASE) IN  SHARES OUTSTANDING - CLASS D ....................            N/A                N/A               N/A
                                                                               -------------   ----------------   ---------------
   SHARES SOLD - CLASS Z (NOTE 1) ...........................................            N/A                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ........            N/A                N/A               N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) .......................................            N/A                N/A               N/A
                                                                               -------------   ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .....................            N/A                N/A               N/A
                                                                               -------------   ----------------   ---------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................            N/A                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................            N/A                N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...........................            N/A                N/A               N/A
                                                                               -------------   ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........            N/A                N/A               N/A
                                                                               -------------   ----------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................            N/A                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........................            N/A                N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...........................            N/A                N/A               N/A
                                                                               -------------   ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........            N/A                N/A               N/A
                                                                               -------------   ----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
    SHARE TRANSACTIONS ......................................................        314,461             73,126           (68,617)
                                                                               =============   ================   ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME  (LOSS) ...............  $           0   $              0   $             0
                                                                               =============   ================   ===============

                                                                                             ENDEAVOR SELECT FUND
                                                                               ----------------------------------------------------
                                                                                     FOR THE            FOR THE            FOR THE
                                                                                PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                               JULY 31, 2005  DECEMBER 31, 2004  DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................      4,150,012          3,631,058          4,305,907
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................        281,701            622,745                  0
   SHARES REDEEMED - CLASS A ................................................     (9,400,730)        (3,620,140)        (3,730,994)
                                                                               -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................     (4,969,017)           633,663            574,913
                                                                               -------------  -----------------  -----------------
   SHARES SOLD - CLASS B ....................................................        300,204            129,806             37,614
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .................          6,309             10,663                  0
   SHARES REDEEMED - CLASS B ................................................        (26,684)           (13,648)           (14,269)
                                                                               -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................        279,829            126,821             23,345
                                                                               -------------  -----------------  -----------------
   SHARES SOLD - CLASS C ....................................................        101,056             80,437             29,859
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................          3,307              7,011                  0
   SHARES REDEEMED - CLASS C ................................................        (28,362)           (20,141)           (13,880)
                                                                               -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................         76,001             67,307             15,979
                                                                               -------------  -----------------  -----------------
   SHARES SOLD - CLASS D ....................................................            N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D .................            N/A                N/A                N/A
   SHARES REDEEMED - CLASS D ................................................            N/A                N/A                N/A
                                                                               -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D .....................            N/A                N/A                N/A
                                                                               -------------  -----------------  -----------------
   SHARES SOLD - CLASS Z (NOTE 1) ...........................................            N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ........            N/A                N/A                N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) .......................................            N/A                N/A                N/A
                                                                               -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .....................            N/A                N/A                N/A
                                                                               -------------  -----------------  -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................      8,443,909                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................              0                N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...........................              0                N/A                N/A
                                                                               -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........      8,443,909                N/A
                                                                               -------------  -----------------  -----------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................         17,224                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........................              0                N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...........................           (269)               N/A                N/A
                                                                               -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........         16,955                N/A                N/A
                                                                               -------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
    TRANSACTIONS ............................................................      3,847,677            827,791            614,237
                                                                               =============  =================  =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME  (LOSS) ...............  $           0  $               0  $               0
                                                                               =============  =================  =================

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             EQUITY INDEX FUND
                                                                           -----------------------------------------------------
                                                                                 FOR THE             FOR THE             FOR THE
                                                                            PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                           JULY 31, 2005  SEPTEMBER 30, 2004  SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $ 392,786,664  $      370,479,206  $      322,511,386

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................      4,782,294           3,943,398           3,584,092
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................     25,465,519          15,042,773          10,421,006
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..     13,755,104          28,991,411          58,577,571
                                                                           -------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........     44,002,917          47,977,582          72,582,669
                                                                           -------------  ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
         CLASS A ........................................................     (4,793,751)         (3,594,201)         (3,707,511)
         CLASS B ........................................................       (242,251)           (238,636)           (157,638)
         CLASS C ........................................................            N/A                 N/A                 N/A
         CLASS D ........................................................            N/A                 N/A                 N/A
         CLASS O ........................................................            N/A                 N/A                (631)
         CLASS Z ........................................................            N/A                 N/A                 N/A
         ADMINISTRATOR CLASS ............................................            N/A                 N/A                 N/A
         INSTITUTIONAL CLASS ............................................            N/A                 N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
         CLASS A ........................................................    (13,042,762)         (9,179,216)        (12,124,471)
         CLASS B ........................................................     (1,871,581)         (1,662,278)         (2,231,497)
         CLASS C ........................................................            N/A                 N/A                 N/A
         CLASS D ........................................................            N/A                 N/A                 N/A
         CLASS O ........................................................            N/A                 N/A              (8,619)
         CLASS Z ........................................................            N/A                 N/A                 N/A
         ADMINISTRATOR CLASS ............................................            N/A                 N/A                 N/A
         INSTITUTIONAL CLASS ............................................            N/A                 N/A                 N/A
                                                                           -------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................    (19,950,345)        (14,674,331)        (18,230,367)
                                                                           -------------  ------------------  ------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................     44,776,657          30,654,791          14,090,850
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................     17,593,351          12,579,788          15,645,186
   PROCEEDS FROM REDEMPTION FEES - CLASS A ..............................            N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A. ...................................    (70,000,741)        (43,188,440)        (34,209,136)
                                                                           -------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS A ..............................................................     (7,630,733)             46,139          (4,473,100)
                                                                           -------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................      2,627,750           5,708,041           8,096,101
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................      1,975,612           1,799,806           2,283,388
   PROCEEDS FROM REDEMPTION FEES - CLASS B ..............................            N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ....................................    (18,436,969)        (18,549,779)        (12,037,100)
                                                                           -------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS B ..............................................................    (13,833,607)        (11,041,932)         (1,657,611)
                                                                           -------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................            N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................            N/A                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS C ..............................            N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ....................................            N/A                 N/A                 N/A
                                                                           -------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS C ..............................................................            N/A                 N/A                 N/A
                                                                           -------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ..................................            N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ..............................            N/A                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS D ..............................            N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D ....................................            N/A                 N/A                 N/A
                                                                           -------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS D ..............................................................            N/A                 N/A                 N/A
                                                                           -------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS O ..................................            N/A                 N/A                 127
   REINVESTMENT OF DISTRIBUTIONS - CLASS O ..............................            N/A                 N/A               8,636
   PROCEEDS FROM REDEMPTION FEES - CLASS O ..............................            N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS O ....................................            N/A                 N/A            (262,534)
                                                                           -------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS O ..............................................................            N/A                 N/A            (253,771)
                                                                           -------------  ------------------  ------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) .........................            N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) .....................            N/A                 N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS Z (NOTE 1) .....................            N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ...........................            N/A                 N/A                 N/A
                                                                           -------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS Z ..............................................................            N/A                 N/A                 N/A
                                                                           -------------  ------------------  ------------------

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

(2) PROCEEDS FROM REDEMPTION FEES FOR THE YEAR ENDED DECEMBER 31, 2003 WAS $12,110 AND WAS PAID TO THE FUND IN 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                           LARGE COMPANY CORE FUND
                                                                          ---------------------------------------------------------
                                                                                   FOR THE               FOR THE            FOR THE
                                                                              PERIOD ENDED            YEAR ENDED         YEAR ENDED
                                                                          JULY 31, 2005(1)  DECEMBER 31, 2004(2)  DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................  $     95,937,688  $        116,705,259  $       9,676,285

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................           112,715               (72,595)            23,238
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................        12,861,477             9,067,971          2,099,215
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .       (13,926,640)              847,989         13,076,291
                                                                          ----------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........          (952,448)            9,843,365         15,198,744
                                                                          ----------------  --------------------  -----------------
   NET INVESTMENT INCOME
         CLASS A .......................................................            (5,242)                    0            (19,807)
         CLASS B .......................................................                 0                     0                (39)
         CLASS C .......................................................                 0                     0                  0
         CLASS D .......................................................               N/A                   N/A                N/A
         CLASS O .......................................................               N/A                   N/A                N/A
         CLASS Z .......................................................                 0                   N/A                N/A
         ADMINISTRATOR CLASS ...........................................            (8,731)                    0            (45,402)
         INSTITUTIONAL CLASS ...........................................               N/A                   N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
         CLASS A .......................................................        (6,732,026)           (4,798,134)           (62,323)
         CLASS B .......................................................        (1,258,840)             (759,060)            (7,065)
         CLASS C .......................................................          (887,465)             (636,169)            (5,908)
         CLASS D .......................................................               N/A                   N/A                N/A
         CLASS O .......................................................               N/A                   N/A                N/A
         CLASS Z .......................................................               N/A                   N/A                N/A
         ADMINISTRATOR CLASS ...........................................        (3,064,320)           (2,151,242)           (33,156)
         INSTITUTIONAL CLASS ...........................................               N/A                   N/A                N/A
                                                                          ----------------  --------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................       (11,956,624)           (8,344,605)          (173,700)
                                                                          ----------------  --------------------  -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................         2,607,864             9,883,266         59,864,417
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................         6,618,967             4,635,427             78,573
   PROCEEDS FROM REDEMPTION FEES - CLASS A .............................               702                12,474                N/A
   COST OF SHARES REDEEMED - CLASS A ...................................       (16,381,064)          (27,594,187)        (9,871,639)
                                                                          ----------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS A .............................................................        (7,153,531)          (13,063,020)        50,071,351
                                                                          ----------------  --------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................................           679,853             1,903,385          6,531,413
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................         1,003,706               598,238              5,649
   PROCEEDS FROM REDEMPTION FEES - CLASS B .............................               126                 1,571                N/A
   COST OF SHARES REDEEMED - CLASS B ...................................        (1,156,207)             (983,260)          (411,263)
                                                                          ----------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS B .............................................................           527,478             1,519,934          6,125,799
                                                                          ----------------  --------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................................            79,132             3,118,877          5,690,544
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................           845,294               599,527              5,296
   PROCEEDS FROM REDEMPTION FEES - CLASS C .............................                92                 1,296                N/A
   COST OF SHARES REDEEMED - CLASS C ...................................        (2,111,100)           (2,595,138)          (624,699)
                                                                          ----------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS C .............................................................        (1,186,582)            1,124,562          5,071,141
                                                                          ----------------  --------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS D .................................               N/A                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D .............................               N/A                   N/A                N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS D .............................               N/A                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS D ...................................               N/A                   N/A                N/A
                                                                          ----------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS D .............................................................               N/A                   N/A                N/A
                                                                          ----------------  --------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS O .................................               N/A                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS O .............................               N/A                   N/A                N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS O .............................               N/A                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS O ...................................               N/A                   N/A                N/A
                                                                          ----------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS O .............................................................               N/A                   N/A                N/A
                                                                          ----------------  --------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ........................        54,213,169                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ....................                 0                   N/A                N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS Z (NOTE 1) ....................               747                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ..........................        (6,559,483)                  N/A                N/A
                                                                          ----------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS Z .............................................................        47,654,433                   N/A                N/A
                                                                          ----------------  --------------------  -----------------

                                                                                              U.S. VALUE FUND
                                                                           ------------------------------------------------------
                                                                                    FOR THE            FOR THE            FOR THE
                                                                               PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                           JULY 31, 2005(1)  DECEMBER 31, 2004  DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $    360,122,601  $     260,271,181  $     215,770,140

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................         1,514,368          4,062,506          1,864,058
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................         7,119,323         30,647,315         11,073,593
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..           470,513          9,863,094         49,989,565
                                                                           ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         9,104,204         44,572,915         62,927,216
                                                                           ----------------  -----------------  -----------------
   NET INVESTMENT INCOME
         CLASS A ........................................................           (14,786)           (45,784)           (36,102)
         CLASS B ........................................................            (4,512)           (19,234)           (10,701)
         CLASS C ........................................................              (318)            (9,233)            (9,265)
         CLASS D ........................................................               N/A                N/A                N/A
         CLASS O ........................................................               N/A                N/A                N/A
         CLASS Z ........................................................          (682,364)        (2,578,007)        (1,254,395)
         ADMINISTRATOR CLASS ............................................          (357,607)        (1,196,294)          (523,236)
         INSTITUTIONAL CLASS ............................................               N/A                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
         CLASS A ........................................................           (83,251)          (352,093)                 0
         CLASS B ........................................................           (99,379)          (435,125)                 0
         CLASS C ........................................................           (55,442)          (299,189)                 0
         CLASS D ........................................................               N/A                N/A                N/A
         CLASS O ........................................................               N/A                N/A                N/A
         CLASS Z ........................................................        (3,913,997)       (16,834,713)                 0
         ADMINISTRATOR CLASS ............................................        (1,467,371)        (5,974,941)                 0
         INSTITUTIONAL CLASS ............................................               N/A                N/A                N/A
                                                                           ----------------  -----------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................        (6,679,027)       (27,744,613)        (1,833,699)
                                                                           ----------------  -----------------  -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................           766,227          1,588,383          2,442,595
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................            93,811            379,245             33,629
   PROCEEDS FROM REDEMPTION FEES - CLASS A ..............................               N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ....................................          (906,437)        (1,676,157)        (1,164,555)
                                                                           ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS A ..............................................................           (46,399)           291,471          1,311,669
                                                                           ----------------  -----------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................           445,819          1,289,813          1,532,091
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................            91,135            395,211              9,048
   PROCEEDS FROM REDEMPTION FEES - CLASS B ..............................               N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ....................................          (550,805)          (552,807)          (708,664)
                                                                           ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS B ..............................................................           (13,851)         1,132,217            832,475
                                                                           ----------------  -----------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................           292,898            698,417          2,936,148
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................            47,613            278,278              7,949
   PROCEEDS FROM REDEMPTION FEES - CLASS C ..............................               N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ....................................        (1,470,745)        (1,141,334)          (802,924)
                                                                           ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS C ..............................................................        (1,130,234)          (164,639)         2,141,173
                                                                           ----------------  -----------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS D ..................................               N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ..............................               N/A                N/A                N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS D ..............................               N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS D ....................................               N/A                N/A                N/A
                                                                           ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS D ..............................................................               N/A                N/A                N/A
                                                                           ----------------  -----------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS O ..................................
   REINVESTMENT OF DISTRIBUTIONS - CLASS O ..............................               N/A                N/A                N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS O ..............................               N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS O ....................................               N/A                N/A                N/A
                                                                                        N/A                N/A                N/A
                                                                           ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS O ..............................................................               N/A                N/A                N/A
                                                                           ----------------  -----------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) .........................
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) .....................        26,123,944        135,909,011         65,563,705
   PROCEEDS FROM REDEMPTION FEES - CLASS Z (NOTE 1) .....................         2,686,399         11,406,386            421,710
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ...........................               N/A                N/A                N/A
                                                                               (124,991,118)       (65,884,168)      (156,527,039)
                                                                           ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
   CLASS Z ..............................................................       (96,180,775)        81,431,229        (90,541,624)
                                                                           ----------------  -----------------  -----------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         EQUITY INDEX FUND
                                                                       ------------------------------------------------------
                                                                             FOR THE             FOR THE              FOR THE
                                                                        PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                                                       JULY 31, 2005  SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........             N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ....             N/A                 N/A                  N/A
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) ....             N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..........             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ........................             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........             N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ....             N/A                 N/A                  N/A
   SHARES REDEEMED - CLASS O .......................................             N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..........             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........................             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..............................................     (21,464,340)        (10,995,793)          (6,384,482)
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................       2,588,232          22,307,458           47,967,820
                                                                       =============   =================   ==================
ENDING NET ASSETS ..................................................   $ 395,374,896   $     392,786,664   $      370,479,206
                                                                       =============   =================   ==================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................         900,483             635,129              337,356
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........         350,664             267,984              391,452
   SHARES REDEEMED - CLASS A .......................................      (1,404,674)           (895,043)            (835,142)
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............        (153,527)              8,070             (106,334)
                                                                       -------------   -----------------   ------------------
   SHARES SOLD - CLASS B ...........................................          52,993             119,005              194,910
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........          39,526              38,606               57,525
   SHARES REDEEMED - CLASS B .......................................        (370,110)           (384,013)            (294,519)
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS  B ...........        (277,591)           (226,402)             (42,084)
                                                                       -------------   -----------------   ------------------
   SHARES SOLD - CLASS C ...........................................             N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........             N/A                 N/A                  N/A
   SHARES REDEEMED - CLASS C ......................................              N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
   SHARES SOLD - CLASS D ...........................................             N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ........             N/A                 N/A                  N/A
   SHARES REDEEMED - CLASS D .......................................             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ............             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
   SHARES SOLD - CLASS O ...........................................             N/A                 N/A                    3
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS O ........             N/A                 N/A                  213
   SHARES REDEEMED - CLASS O .......................................             N/A                 N/A               (6,336)
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ............             N/A                 N/A               (6,120)
                                                                       -------------   -----------------   ------------------
   SHARES SOLD - CLASS Z (NOTE 1) ..................................             N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1)             N/A                 N/A                  N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) ..............................             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................             N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ...............................................             N/A                 N/A                  N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS              N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......................             N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) ...............................................             N/A                 N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................             N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS              N/A                 N/A                  N/A
                                                                       -------------   -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .................................        (431,118)           (218,332)            (154,538)
                                                                       =============   =================   ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $   2,375,782   $       2,670,768   $        2,606,985
                                                                       =============   =================   ==================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).
(2) PROCEEDS FROM REDEMPTION FEES FOR THE YEAR ENDED DECEMBER 31, 2003 WAS $12,110 AND WAS PAID TO THE FUND IN 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                        LARGE COMPANY CORE FUND
                                                                       -----------------------------------------------------------
                                                                                FOR THE                FOR THE             FOR THE
                                                                           PERIOD ENDED             YEAR ENDED          YEAR ENDED
                                                                       JULY 31, 2005(1)   DECEMBER 31, 2004(2)   DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........         11,713,499              8,644,119          33,605,594
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ....          3,073,047              2,151,242              78,412
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) ....                338                  6,536                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..........        (13,767,061)           (22,649,704)         (2,948,367)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ........................          1,019,823            (11,847,807)         30,735,639
                                                                       ----------------   --------------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........                N/A                    N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ....                N/A                    N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) ....                N/A                    N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..........                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..............................................         40,861,621            (22,266,331)         92,003,930
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................         27,952,549            (20,767,571)        107,028,974
                                                                       ================   ====================   =================
 NET ASSETS ........................................................   $    123,890,237   $         95,937,688   $     116,705,259
                                                                       ================   ====================   =================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................            270,923                907,677           6,235,824
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........            713,995                435,913               7,791
   SHARES REDEEMED - CLASS A .......................................         (1,691,320)            (2,559,965)           (976,959)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............           (706,402)            (1,216,375)          5,266,656
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - CLASS B ...........................................             70,502                176,952             691,767
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........            111,390                 57,309                 549
   SHARES REDEEMED - CLASS B .......................................           (124,423)               (93,209)            (40,925)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............             57,469                141,052             651,391
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - CLASS C ...........................................              8,162                290,099             596,467
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........             93,855                 57,480                 512
   SHARES REDEEMED - CLASS C .......................................           (219,749)              (242,815)            (61,554)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............           (117,732)               104,764             535,425
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - CLASS D ...........................................                N/A                    N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ........                N/A                    N/A                 N/A
   SHARES REDEEMED - CLASS D .......................................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ............                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - CLASS O ...........................................                N/A                    N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS O ........                N/A                    N/A                 N/A
   SHARES REDEEMED - CLASS O .......................................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
                                                                                    N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ............          5,937,423                    N/A                 N/A
   SHARES SOLD - CLASS Z (NOTE 1) ..................................                  0                    N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1)           (720,509)                   N/A                 N/A
                                                                       ----------------   --------------------   -----------------
   SHARES REDEEMED - CLASS Z (NOTE 1) ..............................          5,216,914                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............          1,252,543                793,687           3,545,081
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................            327,951                200,954               8,183
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ...............................................         (1,449,062)               (93,209)           (302,576)
                                                                       ----------------   --------------------   -----------------
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................            131,432                901,432           3,250,688
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR
   CLASS SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ................                N/A                    N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS INSTITUTIONAL
      CLASS (NOTE 1) ...............................................                N/A                    N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL
   CLASS ...........................................................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..............................................          4,581,681                (69,127)          9,704,160
                                                                       ================   ====================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $         89,657   $                  0   $               0
                                                                       ================   ====================   =================

                                                                                             U.S. VALUE FUND
                                                                       -----------------------------------------------------------
                                                                                FOR THE                FOR THE             FOR THE
                                                                           PERIOD ENDED             YEAR ENDED          YEAR ENDED
                                                                       JULY 31, 2005(1)      DECEMBER 31, 2004   DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........        117,916,569             22,132,402          75,594,336
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ....            168,114                109,087              26,245
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) ....                N/A                    N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..........         (6,850,247)           (21,908,649)         (5,956,750)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ........................        111,234,436                332,840          69,663,831
                                                                       ----------------   --------------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........                N/A                    N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ....                N/A                    N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) ....                N/A                    N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..........                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ....................................................         13,863,177             83,023,118         (16,592,476)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................         16,288,354             99,851,420          44,501,041
                                                                       ================   ====================   =================
ENDING NET ASSETS ..................................................   $    376,410,955   $        360,122,601   $     260,271,181
                                                                       ================   ====================   =================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A  ..........................................             42,060                 86,445             158,971
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........              5,164                 21,022               2,133
   SHARES REDEEMED - CLASS A .......................................            (49,482)               (92,877)            (76,619)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............             (2,258)                14,590              84,485
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - CLASS B ...........................................             24,496                 71,108             101,156
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........              5,028                 21,981                 558
   SHARES REDEEMED - CLASS B .......................................            (30,425)               (30,337)            (49,252)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS  B ...........               (901)                62,752              52,462
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - CLASS C ...........................................             16,202                 38,764             187,092
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........              2,639                 15,559                 485
   SHARES REDEEMED - CLASS C .......................................            (80,568)               (62,341)            (51,438)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............            (61,727)                (8,018)            136,139
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - CLASS D ...........................................                N/A                    N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ........                N/A                    N/A                 N/A
   SHARES REDEEMED - CLASS D .......................................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ............                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - CLASS O ...........................................                N/A                    N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS O ........                N/A                    N/A                 N/A
   SHARES REDEEMED - CLASS O .......................................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ............                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - CLASS Z (NOTE 1) ..................................          1,420,103              7,524,230           4,464,350
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1)            146,798                627,559              26,615
   SHARES REDEEMED - CLASS Z (NOTE 1) ..............................         (6,680,001)            (3,593,330)         (9,915,698)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............         (5,113,100)             4,558,459          (5,424,733)
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................          6,399,287              1,217,354           4,541,506
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ...............................................              9,330                  6,087               1,657
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................           (373,472)            (1,213,371)           (382,792)
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS           6,035,145                 10,070           4,160,371
                                                                       ----------------   --------------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......................                N/A                    N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS INSTITUTIONAL
      CLASS (NOTE 1) ...............................................                N/A                    N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL
   CLASS ...........................................................                N/A                    N/A                 N/A
                                                                       ----------------   --------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ............... ......................            857,159              4,637,853            (991,276)
                                                                       ================   ====================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $        524,976   $             31,916   $          19,290
                                                                       ================   ====================   =================

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           NET REALIZED
                                                BEGINNING          NET              AND   DISTRIBUTIONS
                                                NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                    SHARE       (LOSS)      INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE FUND
-------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........      $17.73      0.09            1.49(7)            (0.08)
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........      $17.06      0.01            0.66                0.00

CLASS B
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........      $17.65      0.01            1.45(8)            (0.05)
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........      $17.06     (0.01)           0.60                0.00

CLASS C
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........      $17.66      0.02            1.45(8)            (0.05)
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........      $17.06      0.00            0.60                0.00

CLASS D
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........      $17.70      0.12            1.45(7)            (0.09)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........      $15.97      0.07            1.72               (0.05)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........      $12.94      0.09            3.05               (0.10)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........      $13.63      0.09           (0.69)              (0.09)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ........      $15.33      0.13           (0.39)              (0.14)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ........      $12.87      0.15            2.45               (0.14)

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........      $17.71      0.15            1.45(7)            (0.11)
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........      $17.06      0.03            0.62                0.00

ENDEAVOR LARGE CAP FUND
-------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) .........      $11.63     (0.05)(9)        0.68                0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........      $10.08     (0.10)           1.65                0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........      $ 7.55     (0.07)(9)        2.60                0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      $10.59     (0.10)(9)       (2.94)               0.00
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ..      $10.00     (0.01)           0.86(10)            0.00

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) .........      $11.41     (0.10)(9)        0.67                0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........      $ 9.97     (0.17)           1.61                0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........      $ 7.51     (0.12)(9)        2.58                0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      $10.57     (0.12)(9)       (2.94)               0.00
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ..      $10.00     (0.04)           0.87(10)            0.00

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) .........      $11.41     (0.10)(9)        0.67                0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........      $ 9.97     (0.18)           1.62                0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........      $ 7.51     (0.12)(9)        2.58                0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      $10.57     (0.13)(9)       (2.93)               0.00
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ..      $10.00     (0.04)           0.87(10)            0.00

ENDEAVOR SELECT FUND
-------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) .........      $ 9.16     (0.04)(9)        0.56                0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........      $ 8.36     (0.09)(9)        1.47                0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........      $ 6.10     (0.07)(9)        2.33                0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      $ 7.99     (0.07)(9)       (1.81)               0.00
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 .....      $10.00     (0.01)          (2.00)(10)           0.00

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) .........      $ 8.87     (0.07)(9)        0.53                0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........      $ 8.18     (0.15)(9)        1.42                0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........      $ 6.02     (0.12)(9)        2.28                0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      $ 7.94     (0.12)(9)       (1.79)               0.00
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 .....      $10.00     (0.09)          (1.97)(10)           0.00

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) .........      $ 8.87     (0.08)(9)        0.53                0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........      $ 8.18     (0.16)(9)        1.43                0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........      $ 6.02     (0.13)(9)        2.29                0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      $ 7.93     (0.12)(9)       (1.78)               0.00
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 .....      $10.00     (0.10)          (1.97)(10)           0.00

ADMINISTRATOR CLASS
APRIL 11, 2005(6) TO JULY 31, 2005(5) .......      $ 8.60     (0.02)(9)        0.89                0.00

INSTITUTIONAL CLASS
APRIL 11, 2005(6) TO JULY 31, 2005(5) .......      $ 8.60     (0.01)(9)        0.88                0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS      ENDING
                                                            FROM NET   NET ASSET
                                                            REALIZED   VALUE PER
                                                               GAINS       SHARE
--------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ..............            (0.33)     $18.90
JULY 26, 2004(6) TO OCTOBER 31, 2004 ..............             0.00      $17.73

CLASS B
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ..............            (0.33)     $18.73
JULY 26, 2004(6) TO OCTOBER 31, 2004 ..............             0.00      $17.65

CLASS C
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ..............            (0.33)     $18.75
JULY 26, 2004(6) TO OCTOBER 31, 2004 ..............             0.00      $17.66

CLASS D
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ..............            (0.33)     $18.85
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............             0.00      $17.70
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............            (0.01)     $15.97
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............             0.00      $12.94
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............            (1.30)     $13.63
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ..............             0.00      $15.33

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ..............            (0.33)     $18.87
JULY 26, 2004(6) TO OCTOBER 31, 2004 ..............             0.00      $17.71

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...............             0.00      $12.26
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............             0.00      $11.63
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............             0.00      $10.08
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............             0.00      $ 7.55
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ........            (0.26)     $10.59

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...............             0.00      $11.98
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............             0.00      $11.41
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............             0.00      $ 9.97
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............             0.00      $ 7.51
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ........            (0.26)     $10.57

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...............             0.00      $11.98
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............             0.00      $11.41
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............             0.00      $ 9.97
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............             0.00      $ 7.51
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ........            (0.26)     $10.57

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...............            (0.21)     $ 9.47
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............            (0.58)     $ 9.16
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............             0.00      $ 8.36
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............            (0.01)     $ 6.10
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ...........             0.00      $ 7.99

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...............            (0.21)     $ 9.12
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............            (0.58)     $ 8.87
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............             0.00      $ 8.18
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............            (0.01)     $ 6.02
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ...........             0.00      $ 7.94

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...............            (0.21)     $ 9.11
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............            (0.58)     $ 8.87
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............             0.00      $ 8.18
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............            (0.01)     $ 6.02
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 ...........             0.00      $ 7.93

ADMINISTRATOR CLASS
APRIL 11, 2005(6) TO JULY 31, 2005(5) .............             0.00      $ 9.47

INSTITUTIONAL CLASS
APRIL 11, 2005(6) TO JULY 31, 2005(5) .............             0.00      $ 9.47

                                                   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                -----------------------------------------------
                                                NET INVESTMENT      GROSS   EXPENSES        NET
                                                 INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE FUND
-----------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........             0.66%      1.65%     (0.45)%     1.20%
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........             0.34%      2.03%     (0.83)%     1.20%

CLASS B
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........            (0.10)%     2.40%     (0.45)%     1.95%
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........            (0.49)%     2.78%     (0.83)%     1.95%

CLASS C
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........            (0.13)%     2.39%     (0.44)%     1.95%
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........            (0.33)%     2.86%     (0.91)%     1.95%

CLASS D
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........             0.84%      1.62%     (0.42)%     1.20%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........             0.39%      1.51%     (0.29)%     1.22%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........             0.65%      1.76%     (0.51)%     1.25%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........             0.66%      2.63%     (1.44)%     1.19%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ........             0.94%      1.00%      0.00%      1.00%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ........             0.96%      1.00%      0.00%      1.00%

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........             1.09%      1.36%     (0.41)%     0.95%
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........             0.77%      1.80%     (0.85)%     0.95%

ENDEAVOR LARGE CAP FUND
-----------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) .........            (0.73)%     1.62%     (0.19)%     1.43%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            (0.93)%     1.69%     (0.04)%     1.65%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            (0.86)%     1.69%     (0.08)%     1.61%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            (1.18)%     2.03%     (0.05)%     1.98%
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ..             1.08%      2.36%     (0.01)%     2.35%

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) .........            (1.53)%     2.41%     (0.20)%     2.21%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            (1.69)%     2.46%     (0.04)%     2.42%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            (1.34)%     2.47%     (0.42)%     2.05%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            (1.38)%     4.69%     (2.45)%     2.24%
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ..            (1.55)%     2.75%     (0.11)%     2.64%

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) .........            (1.57)%     2.59%     (0.36)%     2.23%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            (1.72)%     2.56%     (0.11)%     2.45%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            (1.39)%     2.57%     (0.45)%     2.12%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            (1.51)%     4.18%     (1.85)%     2.33%
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ..            (1.55)%     2.75%     (0.11)%     2.64%

ENDEAVOR SELECT FUND
-----------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) .........            (0.73)%     1.53%     (0.14)%     1.39%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            (1.05)%     1.61%     (0.04)%     1.57%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            (1.01)%     1.61%     (0.03)%     1.58%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            (1.08)%     1.60%     (0.01)%     1.59%
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 .....            (0.80)%     4.39%     (2.70)%     1.69%

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) .........            (1.47)%     2.28%     (0.15)%     2.13%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            (1.72)%     2.39%     (0.04)%     2.35%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            (1.79)%     2.40%     (0.06)%     2.34%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            (1.85)%     2.39%     (0.03)%     2.36%
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 .....            (1.70)%    12.41%     (9.96)%     2.45%

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) .........            (1.52)%     2.32%     (0.14)%     2.18%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........            (1.82)%     2.41%     (0.04)%     2.37%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........            (1.83)%     2.45%     (0.07)%     2.38%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........            (1.78)%     2.32%     (0.04)%     2.28%
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 .....            (1.70)%    12.82%    (10.36)%     2.46%

ADMINISTRATOR CLASS
APRIL 11, 2005(6) TO JULY 31, 2005(5) .......            (0.67)%     1.30%     (0.30)%     1.00%

INSTITUTIONAL CLASS
APRIL 11, 2005(6) TO JULY 31, 2005(5) .......            (0.20)%     1.03%     (0.23)%     0.80%


                                                            PORTFOLIO     NET ASSETS AT
                                                    TOTAL    TURNOVER     END OF PERIOD
                                                RETURN(2)     RATE(3)   (000'S OMITTED)
---------------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE FUND
---------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........        9.00%         32%          $ 4,057
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........        3.93%         25%          $ 1,438

CLASS B
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........        8.37%         32%          $ 1,306
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........        3.46%         25%          $   395

CLASS C
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........        8.41%         32%          $   691
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........        3.52%         25%          $   174

CLASS D
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........        8.95%         32%          $24,476
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........       11.19%         25%          $19,913
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........       24.42%         31%          $ 9,147
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........       (4.45)%        32%          $ 4,799
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ........       (1.96)%        16%          $ 2,623
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ........       20.32%          9%          $ 2,253

ADMINISTRATOR CLASS
NOVEMBER 1, 2004 TO JULY 31, 2005(4) ........        9.12%         32%          $ 1,617
JULY 26, 2004(6) TO OCTOBER 31, 2004 ........        3.81%         25%          $ 1,201

ENDEAVOR LARGE CAP FUND
---------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) .........        5.42%         61%          $48,963
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       15.38%        168%          $42,959
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       33.51%        234%          $36,601
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      (28.71)%       420%          $28,291
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ..        8.45%         54%          $28,102

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) .........        5.00%         61%          $ 1,330
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       14.44%        168%          $   950
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       32.76%        234%          $   719
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      (28.95)%       420%          $   323
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ..        8.25%         54%          $   120

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) .........        5.00%         61%          $   362
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       14.44%        168%          $   474
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       32.76%        234%          $   430
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      (28.95)%       420%          $   194
SEPTEMBER 28, 2001(6) TO DECEMBER 31, 2001 ..        8.25%         54%          $   108

ENDEAVOR SELECT FUND
---------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) .........        5.93%         54%          $50,932
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       16.80%        169%          $94,805
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       37.05%        244%          $81,190
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      (23.52)%       437%          $55,762
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 .....      (20.10)%       360%          $56,700

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) .........        5.44%         54%          $ 4,403
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       15.82%        169%          $ 1,800
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       35.88%        244%          $   622
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      (24.04)%       437%          $   317
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 .....      (20.60)%       360%          $   455

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) .........        5.33%         54%          $ 1,802
JANUARY 1, 2004 TO DECEMBER 31, 2004 ........       15.82%        169%          $ 1,080
JANUARY 1, 2003 TO DECEMBER 31, 2003 ........       35.88%        244%          $   444
JANUARY 1, 2002 TO DECEMBER 31, 2002 ........      (23.95)%       437%          $   231
JANUARY 1, 2001(6) TO DECEMBER 31, 2001 .....      (20.70)%       360%          $   239

ADMINISTRATOR CLASS
APRIL 11, 2005(6) TO JULY 31, 2005(5) .......       10.12%         54%          $79,964

INSTITUTIONAL CLASS
APRIL 11, 2005(6) TO JULY 31, 2005(5) .......       10.12%         54%          $   161

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              NET REALIZED
                                                           BEGINNING           NET                     AND   DISTRIBUTIONS
                                                           NET ASSET    INVESTMENT              UNREALIZED        FROM NET
                                                           VALUE PER        INCOME          GAIN (LOSS) ON      INVESTMENT
                                                               SHARE        (LOSS)             INVESTMENTS          INCOME
--------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO JULY 31, 2005(12) ..................       $48.51         0.63                     4.97          (0.67)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       $44.55         0.52                     5.25          (0.50)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................       $38.09         0.47                     8.23          (0.51)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       $54.20         0.41                    (9.85)         (0.43)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................       $84.54         0.43                   (21.00)         (0.35)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................       $78.14         0.33                     9.36          (0.10)

CLASS B
OCTOBER 1, 2004 TO JULY 31, 2005(12) ..................       $48.22         0.25                     5.02          (0.23)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       $44.32         0.12                     5.27          (0.18)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................       $37.80         0.16                     8.20          (0.12)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       $53.78         0.06                    (9.84)         (0.02)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................       $84.06        (0.02)                  (20.91)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................       $78.19        (0.16)                    9.22           0.00

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................       $10.97         0.01                    (0.21)         (0.00)(11)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $10.81        (0.01)                    1.12           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $ 8.81        (0.00)(9)(11)             2.02          (0.01)
OCTOBER 1, 2002 TO DECEMBER 31, 2002(12)...............       $ 8.24         0.01(9)                  0.57          (0.01)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       $ 9.65         0.07                    (1.10)         (0.05)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................       $14.67         0.12                    (3.79)         (0.12)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................       $11.72         0.14                     3.26          (0.14)

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................       $10.73        (0.03)                   (0.21)          0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $10.69        (0.09)                    1.08           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $ 8.79        (0.10)(9)                 2.01          (0.00)(11)
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............       $ 8.21        (0.02)(9)                 0.60           0.00

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................       $10.72        (0.07)                   (0.17)          0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $10.69        (0.11)                    1.09           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $ 8.79        (0.10)(9)                 2.01           0.00
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............       $ 8.21        (0.02)(9)                 0.60          (0.00)(11)

CLASS Z
APRIL 11, 2005(6) TO JULY 31, 2005(5) .................       $ 9.13         0.00(11)                 0.16           0.00

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................       $11.07         0.03                    (0.22)         (0.00)(11)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $10.84         0.06                     1.12           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $ 8.80         0.05(9)                  2.03          (0.03)
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............       $ 8.21         0.02(9)                  0.59          (0.02)

U.S. VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................       $18.55         0.07(9)                  0.36          (0.05)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $17.65         0.20                     2.22          (0.18)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $13.66         0.14                     4.00          (0.15)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................       $17.83         0.12(9)                 (2.77)         (0.16)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................       $20.65         0.05                    (2.56)         (0.06)
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........       $19.99         0.00(11)                 0.68          (0.02)

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................       $18.52        (0.01)(9)                 0.36          (0.01)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $17.64         0.07                     2.21          (0.06)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $13.67         0.03                     3.98          (0.04)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................       $17.81         0.02(9)                 (2.78)         (0.02)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................       $20.66        (0.00)(11)               (2.60)          0.00
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........       $19.99        (0.01)                    0.69          (0.01)

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................       $18.44        (0.01)(9)                 0.36          (0.00)(11)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $17.56         0.06                     2.20          (0.04)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $13.61         0.03                     3.97          (0.05)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................       $17.82         0.02(9)                 (2.78)         (0.09)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................       $20.66        (0.00)(11)               (2.59)          0.00
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........       $19.99        (0.01)                    0.69          (0.01)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
-------------------------------------------------------------------------------

                                                            DISTRIBUTIONS     ENDING
                                                                 FROM NET  NET ASSET
                                                                 REALIZED  VALUE PER
                                                                    GAINS      SHARE
------------------------------------------------------------------------------------
EQUITY INDEX FUND
------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO JULY 31, 2005(12) ..................             (1.89)    $51.55
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             (1.31)    $48.51
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................             (1.73)    $44.55
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             (6.24)    $38.09
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................             (9.42)    $54.20
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................             (3.19)    $84.54

CLASS B
OCTOBER 1, 2004 TO JULY 31, 2005(12) ..................             (1.88)    $51.38
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................             (1.31)    $48.22
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................             (1.72)    $44.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             (6.18)    $37.80
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................             (9.35)    $53.78
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................             (3.19)    $84.06

LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (1.47)    $ 9.30
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (0.95)    $10.97
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (0.01)    $10.81
OCTOBER 1, 2002 TO DECEMBER 31, 2002(12)...............              0.00     $ 8.81
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................             (0.33)    $ 8.24
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................             (1.23)    $ 9.65
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................             (0.31)    $14.67

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (1.47)    $ 9.02
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (0.95)    $10.73
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (0.01)    $10.69
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............              0.00     $ 8.79

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (1.47)    $ 9.01
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (0.95)    $10.72
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (0.01)    $10.69
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............              0.00     $ 8.79

CLASS Z
APRIL 11, 2005(6) TO JULY 31, 2005(5) .................              0.00     $ 9.29

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (1.47)    $ 9.41
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (0.95)    $11.07
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (0.01)    $10.84
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............              0.00     $ 8.80

U.S. VALUE FUND
------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (0.29)    $18.64
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (1.34)    $18.55
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................              0.00     $17.65
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................             (1.36)    $13.66
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................             (0.25)    $17.83
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........              0.00     $20.65

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (0.29)    $18.57
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (1.34)    $18.52
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................              0.00     $17.64
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................             (1.36)    $13.67
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................             (0.25)    $17.81
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........              0.00     $20.66

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (0.29)    $18.50
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (1.34)    $18.44
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................              0.00     $17.56
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................             (1.36)    $13.61
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................             (0.25)    $17.82
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........              0.00     $20.66

                                                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           ---------------------------------------------------
                                                           NET INVESTMENT        GROSS    EXPENSES         NET
                                                            INCOME (LOSS)     EXPENSES      WAIVED    EXPENSES
--------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO JULY 31, 2005(12) ..................              1.53%        0.76%     (0.12)%       0.64%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................              1.09%        0.82%     (0.17)%       0.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................              1.14%        1.03%     (0.36)%       0.67%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................              0.86%        0.99%     (0.32)%       0.67%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................              0.67%        0.88%     (0.21)%       0.67%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................              0.54%        0.85%     (0.14)%       0.71%

CLASS B
OCTOBER 1, 2004 TO JULY 31, 2005(12) ..................              0.81%        1.51%     (0.12)%       1.39%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................              0.34%        1.57%     (0.17)%       1.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................              0.40%        1.88%     (0.47)%       1.41%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................              0.11%        1.97%     (0.56)%       1.41%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................             (0.07)%       1.63%     (0.22)%       1.41%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................             (0.21)%       1.72%     (0.26)%       1.46%

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................              0.23%        1.62%     (0.25)%       1.37%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (0.07)%       1.61%     (0.16)%       1.45%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (0.04)%       1.69%     (0.24)%       1.45%
OCTOBER 1, 2002 TO DECEMBER 31, 2002(12) ..............              0.01%        3.05%     (1.55)%       1.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................              0.82%        3.74%     (2.24)%       1.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................              1.00%        4.72%     (3.22)%       1.50%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................              1.10%        3.90%     (2.40)%       1.50%

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (0.61)%       2.38%     (0.16)%       2.22%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (0.94)%       2.40%      0.00%        2.40%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (0.99)%       2.47%     (0.07)%       2.40%
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............             (0.20)%       4.23%     (1.73)%       2.50%

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (0.65)%       2.38%     (0.14)%       2.24%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (1.01)%       2.52%     (0.11)%       2.41%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (1.02)%       2.53%     (0.12)%       2.41%
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............             (0.20)%       4.20%     (1.70)%       2.50%

CLASS Z
APRIL 11, 2005(6) TO JULY 31, 2005(5) .................              0.15%        1.71%     (0.28)%       1.43%

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................              0.60%        1.35%     (0.38)%       0.97%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................              0.43%        1.33%     (0.33)%       1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................              0.54%        1.39%     (0.44)%       0.95%
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............              1.10%        2.91%     (1.91)%       1.00%

U.S. VALUE FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................              0.67%        1.39%     (0.09)%       1.30%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................              1.14%        1.41%     (0.06)%       1.35%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................              0.99%        1.40%     (0.02)%       1.38%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................              0.93%        1.30%     (0.02)%       1.28%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................              0.07%        1.83%      0.00%        1.83%
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........              0.12%        1.34%      0.00%        1.34%

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (0.10)%       2.16%     (0.08)%       2.08%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................              0.39%        2.15%     (0.05)%       2.10%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................              0.21%        2.17%     (0.02)%       2.15%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................              0.11%        2.15%     (0.02)%       2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................             (0.36)%       2.88%     (0.63)%       2.25%
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........             (0.49)%       2.00%      0.00%        2.00%

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................             (0.12)%       2.18%     (0.08)%       2.10%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................              0.31%        2.23%     (0.06)%       2.17%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................              0.18%        2.24%     (0.04)%       2.20%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................              0.15%        2.16%     (0.01)%       2.15%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................             (0.29)%       2.37%     (0.21)%       2.16%
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........             (0.47)%       2.00%      0.00%        2.00%

                                                                               PORTFOLIO     NET ASSETS AT
                                                                      TOTAL     TURNOVER     END OF PERIOD
                                                                  RETURN(2)      RATE(3)   (000'S OMITTED)
----------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
----------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO JULY 31, 2005(12) ..................               11.76%           3%        $ 354,615
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................               13.13%           2%        $ 341,142
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................               23.59%           2%        $ 312,974
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................              (20.99)%          4%        $ 271,640
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................              (27.03)%          4%        $ 382,462
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................               12.43%           8%        $ 596,083

CLASS B
OCTOBER 1, 2004 TO JULY 31, 2005(12) ..................               11.08%           3%        $  40,760
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................               12.26%           2%        $  51,644
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................               22.71%           2%        $  57,505
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................              (21.60)%          4%        $  50,635
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................              (27.57)%          4%        $  71,450
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................               11.58%           8%        $  96,378

LARGE COMPANY CORE FUND
-----------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................               (1.56)%         75%        $  40,167
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................               10.69%         190%        $  55,121
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................               22.93%         148%        $  67,463
OCTOBER 1, 2002 TO DECEMBER 31, 2002(12) ..............                6.99%          36%        $   8,597
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................              (11.47)%        190%        $   6,155
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................              (26.39)%        222%        $   4,091
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................               29.48%         143%        $   4,826

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................               (2.00)%         75%        $   8,169
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................                9.67%         190%        $   9,103
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................               21.74%         148%        $   7,559
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............                7.06%          36%        $     490

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................               (2.01)%         75%        $   5,204
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................                9.57%         190%        $   7,457
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................               21.73%         148%        $   6,312
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............                7.09%          36%        $     484

CLASS Z
APRIL 11, 2005(6) TO JULY 31, 2005(5) .................                1.75%          75%        $  48,481

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................               (1.41)%         75%        $  21,870
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................               11.32%         190%        $  24,257
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................               23.66%         148%        $  35,372
SEPTEMBER 30, 2002(6) TO DECEMBER 31, 2002 ............                7.38%          36%        $     107

U.S. VALUE FUND
-----------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................                2.38%          14%        $   5,250
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................               14.08%          47%        $   5,264
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................               30.48%          53%        $   4,752
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................              (16.34)%         90%        $   2,524
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................              (12.17)%        116%        $   2,622
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........                3.45%          14%        $     167

CLASS B
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................                1.95%          14%        $   6,368
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................               13.20%          47%        $   6,369
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................               29.37%          53%        $   4,958
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................              (17.01)%         90%        $   3,124
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................              (12.60)%        116%        $   2,496
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........                3.43%          14%        $     131

CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(5) ...................                1.95%          14%        $   3,165
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................               13.15%          47%        $   4,294
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................               29.42%          53%        $   4,230
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................              (17.05)%         90%        $   1,426
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................              (12.55)%        116%        $     612
NOVEMBER 1, 2000(6) TO DECEMBER 31, 2000(14) ..........                3.42%          14%        $     103

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS   FINANCIAL HIGHLIGHTS
------------------------------------------------------------------

                                                                          NET REALIZED
                                               BEGINNING          NET              AND   DISTRIBUTIONS
                                               NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                               VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                   SHARE       (LOSS)      INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------
U.S. VALUE FUND (CONTINUED)

CLASS Z
JANUARY 1, 2005 TO JULY 31, 2005(5) ........      $18.68       0.07(9)            0.36           (0.05)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .......      $17.77       0.20               2.24           (0.19)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .......      $13.74       0.15               3.99           (0.11)
JANUARY 1, 2002 TO DECEMBER 31, 2002 .......      $17.87       0.05(9)           (2.79)          (0.03)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .......      $20.65       0.11              (2.53)          (0.11)
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(15) ..      $21.63       0.03              (0.52)          (0.03)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 .......      $20.58       0.05               1.53           (0.05)

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(5) ........      $18.40       0.11(9)            0.35           (0.07)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .......      $17.52       0.27               2.21           (0.26)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .......      $13.56       0.16               4.02           (0.22)
JANUARY 1, 2002(6) TO DECEMBER 31, 2002 ....      $17.87       0.22(9)           (2.81)          (0.36)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                               DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    FROM NET   NET ASSET   -----------------------------------------------
                                                    REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                       GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
--------------------------------------------------------------------------------------------------------------------------
U.S. VALUE FUND (CONTINUED)

CLASS Z
JANUARY 1, 2005 TO JULY 31, 2005(5) ........           (0.29)   $  18.77             0.64%      1.48%     (0.14)%     1.34%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .......           (1.34)   $  18.68             1.16%      1.37%     (0.05)%     1.32%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .......            0.00    $  17.77             0.83%      1.58%     (0.03)%     1.55%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .......           (1.36)   $  13.74             0.34%      1.91%     (0.01)%     1.90%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .......           (0.25)   $  17.87             0.58%      1.22%      0.00%      1.22%
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(15) ..           (0.46)   $  20.65             0.76%      1.06%      0.00%      1.06%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 .......           (0.48)   $  21.63             0.30%      1.04%      0.00%      1.04%

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(5) ........           (0.29)   $  18.50             1.01%      1.17%     (0.21)%     0.96%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .......           (1.34)   $  18.40             1.54%      1.06%     (0.11)%     0.95%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .......            0.00    $  17.52             1.32%      1.07%     (0.10)%     0.97%
JANUARY 1, 2002(6) TO DECEMBER 31, 2002 ....           (1.36)   $  13.56             1.63%      1.11%     (0.14)%     0.97%


                                                              PORTFOLIO     NET ASSETS AT
                                                     TOTAL     TURNOVER     END OF PERIOD
                                                 RETURN(2)      RATE(3)   (000'S OMITTED)
-----------------------------------------------------------------------------------------
U.S. VALUE FUND (CONTINUED)

CLASS Z
JANUARY 1, 2005 TO JULY 31, 2005(5) ........          2.41%          14%         $157,495
JANUARY 1, 2004 TO DECEMBER 31, 2004 .......         14.11%          47%         $252,256
JANUARY 1, 2003 TO DECEMBER 31, 2003 .......         30.23%          53%         $158,963
JANUARY 1, 2002 TO DECEMBER 31, 2002 .......        (16.86)%         90%         $197,477
JANUARY 1, 2001 TO DECEMBER 31, 2001 .......        (11.72)%        116%         $186,423
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(15) ..         (2.17)%         14%         $250,920
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 .......          7.72%          47%         $252,386

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(5) ........          2.56%          14%         $204,133
JANUARY 1, 2004 TO DECEMBER 31, 2004 .......         14.53%          47%         $ 91,940
JANUARY 1, 2003 TO DECEMBER 31, 2003 .......         31.03%          53%         $ 87,368
JANUARY 1, 2002(6) TO DECEMBER 31, 2002 ....        (15.98)%         90%         $ 11,220

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      NOTES TO FINANCIAL HIGHLIGHTS

      (1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

      (2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

      (3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

      (4) In 2005, the Fund changed its fiscal year end from October 31 to July 31.

      (5) In 2005, the Fund changed its fiscal year end from December 31 to July 31.

      (6)   Commencement of operations.

      (7)   Includes redemption fee of $0.02.

      (8)   Includes redemption fee of $0.01.

      (9)   Calculated based upon average shares outstanding.

      (10) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

      (11)  Amount calculated is less than $0.05.

      (12) In 2005, the Fund changed its fiscal year end from September 30 to July 31.

      (13) In 2002, the Fund changed its fiscal year end from September 30 to December 31.

      (14) Per share data reflects a 1.023 for 1.000 share split, which occurred on March 8, 2001.

      (15) In 2000, the Fund changed its fiscal year end from October 31 to December 31.

NOTES TO FINANCIAL STATEMENTS
                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at July 31, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Tax-Managed Value Fund, Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund, and U.S. Value Fund. Each Fund in this report, except for the Endeavor Select Fund, is a diversified series of the Trust. The Endeavor Select Fund is a non-diversified series of the Trust.

      On February 3, 2004, the Board of Trustees of the Trust and on February 18, 2004, the Boards of Trustees of The Cooke & Bieler Funds approved an Agreement and Plan of Reorganization of the Cooke & Bieler Portfolios (C&B Portfolios) into certain of the Funds. Effective at the close of business on July 23, 2004, the Wells Fargo C&B Tax-Managed Value Fund acquired all of the net assets of the C&B Tax-Managed Value Portfolio.

      Effective April 11, 2005, the Wells Fargo C&B Tax-Managed Value Fund and the Wells Fargo Equity Index Fund changed their names to Wells Fargo Advantage C&B Tax-Managed Value Fund and the Wells Fargo Advantage Equity Index Fund, respectively. Also at this time, the Institutional Class of the C&B Tax-Managed Value Fund changed its name to Administrator Class.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                     Before Reorganization              After Reorganization
                                              -----------------------------------   ---------------------------
                                                          Target Funds                     Acquiring Fund
---------------------------------------------------------------------------------------------------------------
                                                 STRONG      STRONG ADVISOR LARGE   WELLS FARGO ADVANTAGE LARGE
   FUND                                        VALUE FUND      COMPANY CORE FUND*        COMPANY CORE FUND
---------------------------------------------------------------------------------------------------------------
   Shares:
---------------------------------------------------------------------------------------------------------------
      CLASS A                                           --          5,114,131                 5,114,131
---------------------------------------------------------------------------------------------------------------
      CLASS B                                           --            959,352                   959,352
---------------------------------------------------------------------------------------------------------------
      CLASS C                                           --            680,251                   680,251
---------------------------------------------------------------------------------------------------------------
      CLASS K                                           --          2,373,995                        --
---------------------------------------------------------------------------------------------------------------
      CLASS Z                                           --                 --                 5,862,812
---------------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                               --                 --                 2,373,995
---------------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                             5,653,825                 --                        --
---------------------------------------------------------------------------------------------------------------
Net Assets:
---------------------------------------------------------------------------------------------------------------
      CLASS A                                           --       $ 46,701,354              $ 46,701,354
---------------------------------------------------------------------------------------------------------------
      CLASS B                                           --          8,517,465                 8,517,465
---------------------------------------------------------------------------------------------------------------
      CLASS C                                           --          6,033,440                 6,033,440
---------------------------------------------------------------------------------------------------------------
      CLASS K                                           --         21,929,246                        --
---------------------------------------------------------------------------------------------------------------
      CLASS Z                                           --                 --                53,538,176
---------------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                               --                 --                21,929,246
---------------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                          $ 53,538,176                 --                        --
---------------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)        1,141,272            272,325                 1,413,597
---------------------------------------------------------------------------------------------------------------
   Accumulated net realized losses                (345,362)          (108,707)                 (454,069)
---------------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                     Before Reorganization           After Reorganization
                                              -----------------------------------   ---------------------
                                                          Target Funds                  Acquiring Fund
---------------------------------------------------------------------------------------------------------
                                              STRONG STRATEGIC    STRONG ADVISOR    WELLS FARGO ADVANTAGE
   FUND                                          VALUE FUND      U.S. VALUE FUND*      U.S. VALUE FUND
---------------------------------------------------------------------------------------------------------
   Shares:
---------------------------------------------------------------------------------------------------------
      CLASS A                                            --             294,311               294,311
---------------------------------------------------------------------------------------------------------
      CLASS B                                            --             346,904               346,904
---------------------------------------------------------------------------------------------------------
      CLASS C                                            --             189,397               189,397
---------------------------------------------------------------------------------------------------------
      CLASS K                                            --           5,097,233                    --
---------------------------------------------------------------------------------------------------------
      CLASS Z                                            --          13,619,424            13,735,446
---------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                --                  --             5,097,233
---------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                                192,515                  --                    --
---------------------------------------------------------------------------------------------------------
Net Assets:
---------------------------------------------------------------------------------------------------------
      CLASS A                                            --       $   5,337,775         $   5,337,775
---------------------------------------------------------------------------------------------------------
      CLASS B                                            --           6,282,018             6,282,018
---------------------------------------------------------------------------------------------------------
      CLASS C                                            --           3,415,518             3,415,518
---------------------------------------------------------------------------------------------------------
      CLASS K                                            --          91,666,796                    --
---------------------------------------------------------------------------------------------------------
      CLASS Z                                            --         248,810,236           250,929,810
---------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                --                  --            91,666,796
---------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                              2,119,574                  --                    --
---------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)            70,013          53,778,817            54,148,830
---------------------------------------------------------------------------------------------------------
   Accumulated net realized losses                       --            (857,839)             (857,839)
---------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code. A summary of shares outstanding and net assets immediately before and after the reorganization is not required to be presented for the following acquisitions.

                     Acquiring Funds                                                       Target Funds
------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND CLASS A                  STRONG ADVISOR ENDEAVOR LARGE CAP FUND CLASS A
------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND CLASS B                  STRONG ADVISOR ENDEAVOR LARGE CAP FUND CLASS B
------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND CLASS C                  STRONG ADVISOR ENDEAVOR LARGE CAP FUND CLASS C
------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND CLASS A                     STRONG ADVISOR SELECT FUND CLASS A
------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND CLASS B                     STRONG ADVISOR SELECT FUND CLASS B
------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND CLASS C                     STRONG ADVISOR SELECT FUND CLASS C
------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND ADMINISTRATOR CLASS         NEW
------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND INSTITUTIONAL CLASS         NEW
------------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

NOTES TO FINANCIAL STATEMENTS
                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds' valuations were based on the mean of the bid and asked prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the U.S. Value Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At July 31, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                   Undistributed Net   Undistributed
                                       Investment       Net Realized
      Fund                           Income (Loss)      Gain (Loss)    Paid-in Capital
--------------------------------------------------------------------------------------
      C&B TAX-MANAGED VALUE FUND       $       0        $        0        $       0
--------------------------------------------------------------------------------------
      ENDEAVOR LARGE CAP FUND            197,675          (197,675)               0
--------------------------------------------------------------------------------------
      ENDEAVOR SELECT FUND               482,068          (482,068)               0
--------------------------------------------------------------------------------------
      EQUITY INDEX FUND                  (41,278)           41,278                0
--------------------------------------------------------------------------------------
      LARGE COMPANY CORE FUND             (9,085)           91,528          (82,443)
--------------------------------------------------------------------------------------
      U.S. VALUE FUND                     38,280            37,310          (75,590)
--------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at July 31, 2005.

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At July 31, 2005, the following Fund held futures contracts:

                                                                                            Net Unrealized
                                                                                             Appreciation
      Fund                Contracts         Type        Expiration Date   Notional Amount   (Depreciation)
----------------------------------------------------------------------------------------------------------
      EQUITY INDEX FUND    Long 12    S&P 500 Sept 05   September, 2005     $ 3,692,225        $ 18,164
----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at July 31, 2005 are shown on the Statement of Assets and Liabilities.

      Prior to April 11, 2005, the predecessor Strong Funds had a securities lending agreement with State Street Bank and Trust Co. ("State Street"). The agreement required that loans be collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral be marked-to-market daily. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Securities Lending Income on the Statement of Operations.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                     Sub-Advisory
                                                                                                                         Fees
                                                      Advisory Fees                                                  (% of Average
                                 Average Daily        (% of Average                               Average Daily        Daily Net
   Fund                           Net Assets        Daily Net Assets)        Sub-Adviser           Net Assets           Assets)
----------------------------------------------------------------------------------------------------------------------------------
   C&B TAX-MANAGED              $0 - $499 million         0.750         Cooke & Bieler, L.P.     $0 - $250 million       0.450
   VALUE FUND                 $500 - $999 million         0.700                                $250 - $500 million       0.400
                               $1 - $2.99 billion         0.650                                $500 - $750 million       0.350
                               $3 - $4.99 billion         0.625                                     > $750 million       0.300
                                  > $4.99 billion         0.600
---------------------------------------------------------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND*     $0 - $499 million         0.750            Wells Capital         $0 - $200 million       0.350
                              $500 - $999 million         0.700             Management         $200 - $400 million       0.300
                               $1 - $2.99 billion         0.650            Incorporated             > $400 million       0.250
                               $3 - $4.99 billion         0.625
                                  > $4.99 billion         0.600
----------------------------------------------------------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND*        $0 - $499 million         0.750            Wells Capital         $0 - $200 million       0.350
                              $500 - $999 million         0.700             Management         $200 - $400 million       0.300
                               $1 - $2.99 billion         0.650            Incorporated             > $400 million       0.250
                               $3 - $4.99 billion         0.625
                                  > $4.99 billion         0.600
----------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                                                     Sub-Advisory
                                                                                                                         Fees
                                                      Advisory Fees                                                  (% of Average
                                 Average Daily        (% of Average                               Average Daily        Daily Net
   Fund                           Net Assets        Daily Net Assets)       Sub-Adviser            Net Assets           Assets)
----------------------------------------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND            $0 - $999 million         0.100            Wells Capital         $0 - $200 million       0.020
                               $1 - $4.99 billion         0.075             Management              > $200 million       0.010
                                  > $4.99 billion         0.050            Incorporated
----------------------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND*     $0 - $499 million         0.750            Matrix Asset           $0 - $50 million       0.200
                              $500 - $999 million         0.700           Advisors, Inc.             > $50 million       0.160
                               $1 - $2.99 billion         0.650
                               $3 - $4.99 billion         0.625
                                  > $4.99 billion         0.600
----------------------------------------------------------------------------------------------------------------------------------
   U.S. VALUE FUND              $0 - $499 million         0.750            Wells Capital         $0 - $200 million       0.350
                              $500 - $999 million         0.700             Management         $200 - $400 million       0.300
                               $1 - $2.99 billion         0.650            Incorporated             > $400 million       0.250
                               $3 - $4.99 billion         0.625
                                  > $4.99 billion         0.600
----------------------------------------------------------------------------------------------------------------------------------

      * Effective April 11, 2005. From January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser to each of the predecessor Strong Funds. Funds Management was entitled to receive an annual fee at the following rates:

                                                                        Advisory Fees
                                                 Average Daily          (% of Average
   Fund                                           Net Assets          Daily Net Assets)
---------------------------------------------------------------------------------------
   STRONG ADVISOR ENDEAVOR LARGE CAP FUND           $0 - $4 billion         0.750
                                            $4 billion - $6 billion         0.725
                                                       > $6 billion         0.700
---------------------------------------------------------------------------------------
   STRONG ADVISOR SELECT FUND                       $0 - $4 billion         0.750
                                            $4 billion - $6 billion         0.725
                                                       > $6 billion         0.700
---------------------------------------------------------------------------------------
   STRONG ADVISOR LARGE COMPANY CORE FUND           $0 - $4 billion         0.750
                                            $4 billion - $6 billion         0.725
                                                       > $6 billion         0.700
---------------------------------------------------------------------------------------
   STRONG ADVISOR U.S. VALUE FUND                  All asset levels         0.550

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                   Administration Fees**
                                                Average Daily          (% of Average
                                                  Net Assets         Daily Net Assets)
----------------------------------------------------------------------------------------
   FUND LEVEL                                 $0 - $4.99 billion           0.05
                                              $5 - $9.99 billion           0.04
                                                 > $9.99 billion           0.03
----------------------------------------------------------------------------------------
   CLASS A, CLASS B, CLASS C AND CLASS D(1)                                0.28
----------------------------------------------------------------------------------------
   CLASS Z(1)                                                              0.45
----------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS(2)                                                  0.10
----------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                     0.08
----------------------------------------------------------------------------------------

      (1) The class-level administration fee is reduced by 0.05% for the Class A, Class B, Class C and Class Z shares of the U.S. Value Fund.

      (2) Prior to April 11, 2005, the class level fee was 0.20% for the C&B Tax-Managed Value Fund.

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

   Share Class                             % of Average Daily Net Assets
------------------------------------------------------------------------
   CLASS A, CLASS B, CLASS C AND CLASS Z               0.30
------------------------------------------------------------------------
   CLASS K                                             0.25
------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                 0.02
------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS is entitled to receive fees from the administrator for its services as transfer agent. BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees for the predecessor Strong Funds are paid by Funds Management and not by the Funds.

      For financial statement presentation, transfer agent fees for the predecessor Strong Funds for the period from January 1, 2005 though April 10, 2005, as shown below, have been combined with administration fees.

                                              Transfer Agent Fees and
                                              Other Related Expenses
---------------------------------------------------------------------
   STRONG ADVISOR ENDEAVOR LARGE CAP FUND
   CLASS A                                           $  17,763
   CLASS B                                                 485
   CLASS C                                                 246
---------------------------------------------------------------------
   STRONG ADVISOR SELECT FUND
   CLASS A                                              45,768
   CLASS B                                               1,110
   CLASS C                                                 605
---------------------------------------------------------------------
   STRONG ADVISOR LARGE COMPANY CORE FUND
   CLASS A                                              25,108
   CLASS B                                               4,655
   CLASS C                                               3,590
   CLASS K                                              10,648
---------------------------------------------------------------------
   STRONG ADVISOR U.S. VALUE FUND
   CLASS A                                               2,620
   CLASS B                                               3,491
   CLASS C                                               2,156
   CLASS K                                              47,782
   CLASS Z                                             219,447

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                           % of Average Daily Net Assets
------------------------------------------------------------------------
ALL LARGE CAP STOCK FUNDS                              0.02
------------------------------------------------------------------------

      Prior to March 4, 2005, State Street served as custodian for the Strong Advisor Endeavor Large Cap Fund and Strong Advisor Select Fund. Prior to April 11, 2005, State Street served as custodian for the Strong Advisor Large Company Core Fund and Strong Advisor U.S. Value Fund. From April 11, 2005 to April 22, 2005, State Street served as interim custodian for the Large Company Core Fund and U.S. Value Fund. State Street was entitled to receive certain fees, primarily based on transactions of the fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

   Share Class                                                           % of Average Daily Net Assets***
---------------------------------------------------------------------------------------------------------
   CLASS A, CLASS B, CLASS C, CLASS D, CLASS Z AND ADMINISTRATOR CLASS                 0.25
---------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                                 0.00

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      ***Effective April 11, 2005 for the predecessor Strong Funds. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan.

      For the reporting period ended July 31, 2005 for the C&B Tax-Managed Value Fund and Equity Index Fund and for the period April 11, 2005 through July 31, 2005 for the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund, shareholder servicing fees paid were as follows:

      Fund                         Class A   Class B   Class C   Class D   Class Z   Administrator
--------------------------------------------------------------------------------------------------
      C&B TAX-MANAGED VALUE FUND   $ 5,740   $ 1,896   $   858   $43,779       N/A    $ 1,145
--------------------------------------------------------------------------------------------------
      ENDEAVOR LARGE CAP FUND       34,521       795       227       N/A       N/A        N/A
--------------------------------------------------------------------------------------------------
      ENDEAVOR SELECT FUND          85,571     2,532     1,054       N/A       N/A        641
--------------------------------------------------------------------------------------------------
      EQUITY INDEX FUND            729,589    97,492       N/A       N/A       N/A        N/A
--------------------------------------------------------------------------------------------------
      LARGE COMPANY CORE FUND       33,169     6,302     4,234       N/A    38,727     17,476
--------------------------------------------------------------------------------------------------
      U.S. VALUE FUND                4,108     4,769     2,419       N/A   192,430     74,763

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Class A, Class B and Class C shares. Under the plan, Strong Investments, Inc. was paid an annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

      For the period ended July 31, 2005, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to March 4, 2005, State Street served as fund accountant for the Strong Advisor Endeavor Large Cap Fund and Strong Advisor Select Fund. Prior to April 11, 2005, State Street served as fund accountant for the Strong Advisor Large Company Core Fund and Strong Advisor U.S. Value Fund. Fund accounting fees were paid by the Funds' administrator and not by the Funds. From April 11, 2005 to April 22, 2005, State Street served as interim fund accountant for the Large Company Core Fund and U.S. Value Fund and was entitled to receive an annual asset based fee, a fixed fund accounting base fee, multiple class fee and certain out-of-pocket expenses.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. Net operating expense ratios during the period, were as follows:

                                                            Net Operating Expense Ratios
      Fund                         Class A   Class B   Class C   Class D   Class Z   Administrator   Institutional
------------------------------------------------------------------------------------------------------------------
      C&B TAX-MANAGED VALUE FUND     1.20%     1.95%     1.95%      1.20%      N/A       0.95%            N/A
------------------------------------------------------------------------------------------------------------------
      ENDEAVOR LARGE CAP FUND*       1.25%     2.00%     2.00%       N/A       N/A        N/A             N/A
------------------------------------------------------------------------------------------------------------------
      ENDEAVOR SELECT FUND*          1.25%     2.00%     2.00%       N/A       N/A       1.00%           0.80%
------------------------------------------------------------------------------------------------------------------
      EQUITY INDEX FUND              0.64%     1.39%      N/A        N/A       N/A        N/A             N/A
------------------------------------------------------------------------------------------------------------------
      LARGE COMPANY CORE FUND*       1.25%     2.00%     2.00%       N/A      1.42%      0.95%            N/A
------------------------------------------------------------------------------------------------------------------
      U.S. VALUE FUND*               1.25%     2.00%     2.00%       N/A      1.32%      0.96%            N/A

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

      * The rates for these funds were in effect from April 11, 2005 through July 31, 2005. Prior to April 11, 2005, the Strong Funds' interim adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Funds Board of Directors and certain regulatory settlements, the prior adviser, Strong Capital Management, Inc. ("SCM") had contractually agreed to waive fees and/or absorb expenses in the amount of 0.033% for the funds from May 21, 2004 to May 21, 2005. In addition, SCM and/or SISI had contractually agreed to waive its fees and/or absorb expenses for the Class A shares of the Strong Advisor Select Fund and Strong Advisor U.S. Value Fund and the Class B and Class C shares of the Strong Advisor Endeavor Large Cap Fund, Strong Advisor Select Fund, Strong Advisor Large Company Core Fund and Strong Advisor U.S. Value Fund until May 1, 2005 to keep total annual operating expenses at no more than 2.50%. SCM and/or SISI had contractually agreed to waive its fees and/or absorb expenses for the Class A shares of the Strong Advisor Large Company Core Fund until May 1, 2005, to keep total annual operating expenses at no more than 1.50%. SCM and/or SISI had contractually agreed to waive its fees and/or absorb expenses for the Class K shares of the Strong Advisor Large Company Core Fund and Strong Advisor U.S. Value Fund until May 1, 2005, to keep total annual operating expenses at no more than 0.99%. However, effective April 11, 2005, the funds are subject to a different expense structure. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level of subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From January 1, 2005 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statements of Operations are as follows:

                                                           Waived Fees and
                                                         Reimbursed Expenses
----------------------------------------------------------------------------
      STRONG ADVISOR ENDEAVOR LARGE CAP FUND
         FUND LEVEL                                           $  4,648
         CLASS A                                                     0
         CLASS B                                                     0
         CLASS C                                                   341
------------------------------------------------------------------------------
      STRONG ADVISOR SELECT FUND
         FUND LEVEL                                             10,743
         CLASS A                                                     0
         CLASS B                                                     0
         CLASS C                                                     0
------------------------------------------------------------------------------
      STRONG ADVISOR LARGE COMPANY CORE FUND
         FUND LEVEL                                             10,046
         CLASS A                                                24,151
         CLASS B                                                     0
         CLASS C                                                     0
         CLASS K                                                19,195
------------------------------------------------------------------------------
      STRONG ADVISOR U.S. VALUE FUND
         FUND LEVEL                                             39,294
         CLASS A                                                     0
         CLASS B                                                     0
         CLASS C                                                     0
         CLASS K                                                24,430
         CLASS Z                                                     0

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended July 31, 2005, were as follows:

      Fund                              Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------
      C&B TAX-MANAGED VALUE FUND        $      15,805,797   $    8,791,558
--------------------------------------------------------------------------
      ENDEAVOR LARGE CAP FUND                  29,559,166       26,810,055
--------------------------------------------------------------------------
      ENDEAVOR SELECT FUND                     88,361,429       57,218,432
--------------------------------------------------------------------------
      EQUITY INDEX FUND                        11,282,840       47,248,830
--------------------------------------------------------------------------
      LARGE COMPANY CORE FUND                  80,879,049      103,100,145
--------------------------------------------------------------------------
      U.S. VALUE FUND                          66,293,370       50,065,534

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the period ended July 31, 2005, there were no borrowings by the Large Cap Stock Funds under either agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the periods ended July 31, 2005 and the year ended September 30, 2004 for the Equity Index Fund, the year ended October 31, 2004 for the C&B Tax-Managed Value Fund and the year ended December 31, 2004 for the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund, was as follows:

                                                                 Dividends
                                     Ordinary     Long-Term       Paid on
                                      Income     Capital Gain   Redemptions     Total
      Fund                             2005          2005          2005         2005
-----------------------------------------------------------------------------------------
      C&B TAX-MANAGED VALUE FUND    $  126,202   $    474,062       $0        $   600,264
-----------------------------------------------------------------------------------------
      ENDEAVOR LARGE CAP FUND                0              0        0                  0
-----------------------------------------------------------------------------------------
      ENDEAVOR SELECT FUND                   0      2,476,525        0          2,476,525
-----------------------------------------------------------------------------------------
      EQUITY INDEX FUND              5,372,274     14,578,071        0         19,950,345
-----------------------------------------------------------------------------------------
      LARGE COMPANY CORE FUND       10,859,896      1,096,728        0         11,956,624
-----------------------------------------------------------------------------------------
      U.S. VALUE FUND                1,348,511      5,330,516        0          6,679,027

                                                                 Dividends
                                     Ordinary     Long-Term       Paid on
                                      Income     Capital Gain   Redemptions     Total
      Fund                             2004          2004          2004         2004
-----------------------------------------------------------------------------------------
      C&B TAX-MANAGED VALUE FUND    $   40,558    $         0       $0        $    40,558
-----------------------------------------------------------------------------------------
      ENDEAVOR LARGE CAP FUND                0              0       0                   0
-----------------------------------------------------------------------------------------
      ENDEAVOR SELECT FUND                   0      5,687,369       0           5,687,369
-----------------------------------------------------------------------------------------
      EQUITY INDEX FUND              4,150,166     10,524,165       0          14,674,331
-----------------------------------------------------------------------------------------
      LARGE COMPANY CORE FUND        2,041,005      6,303,600       0           8,344,605
-----------------------------------------------------------------------------------------
      U.S. VALUE FUND               15,252,146     12,492,467       0          27,744,613

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

As of July 31, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales and/or constructive sales.

                                   Undistributed    Undistributed   Undistributed     Unrealized
                                     Tax-Exempt       Ordinary        Long-Term      Appreciation    Capital Loss
      Fund                             Income          Income       Capital Gain    (Depreciation)   Carryforward      Total
--------------------------------------------------------------------------------------------------------------------------------
      C&B TAX-MANAGED VALUE FUND       $  0         $     179,460   $    463,919    $    3,626,549      $  0        $  4,269,928
--------------------------------------------------------------------------------------------------------------------------------
      ENDEAVOR LARGE CAP FUND             0               683,270      1,987,528         7,120,503         0           9,791,301
--------------------------------------------------------------------------------------------------------------------------------
      ENDEAVOR SELECT FUND                0                97,839      2,099,305        21,713,511         0          23,910,655
--------------------------------------------------------------------------------------------------------------------------------
      EQUITY INDEX FUND                   0             2,484,417     25,796,310       177,651,148         0         205,931,875
--------------------------------------------------------------------------------------------------------------------------------
      LARGE COMPANY CORE FUND             0               988,867      1,255,507         1,033,113         0           3,277,487
--------------------------------------------------------------------------------------------------------------------------------
      U.S. VALUE FUND                     0             1,291,242      3,762,758        58,605,444         0          63,659,444

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund, four of the funds constituting the Wells Fargo Funds Trust, as of July 31, 2005, and the related statements of operations, statements of changes in net assets and the financial highlights for the period ended July 31, 2005 and the year ended December 31, 2004. We have also audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Tax-Managed Value Fund and the Equity Index Fund, two of the funds constituting the Wells Fargo Funds Trust as of July 31, 2005, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund for the years or periods ended December 31, 2003 and prior, and the financial highlights of the C&B Tax-Managed Value Fund for the years or periods ended October 31, 2001 and prior, were audited by other auditors. Those auditors expressed unqualified opinions on those financial statements and financial highlights in their reports dated February 14, 2005, and December 14, 2001, respectively.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of July 31, 2005, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ KPMG LLP

Philadelphia, Pennsylvania
September 19, 2005

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TAX INFORMATION

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the C&B Tax-Managed Value Fund and Equity Index Fund designate 100% of its ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds below designate the following amounts as long-term capital gain dividends for the year:

--------------------------------------------------------------------------------
    C&B TAX-MANAGED VALUE FUND                                       $   474,062
--------------------------------------------------------------------------------
    ENDEAVOR SELECT FUND                                               2,476,525
--------------------------------------------------------------------------------
    EQUITY INDEX FUND                                                 14,578,071
--------------------------------------------------------------------------------
    LARGE COMPANY CORE FUND                                            1,096,728
--------------------------------------------------------------------------------
    U.S. VALUE FUND                                                    5,330,516
--------------------------------------------------------------------------------

      The C&B Tax-Managed Value Fund and Equity Index Fund designate 100% of the income dividends distributed during the year as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEE**

------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
    NAME AND AGE             LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
    J. Tucker Morse          Trustee, since 1987     Private Investor/Real Estate        None
    60                                               Developer; Chairman of White
                                                     Point Capital, LLC.
------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
    NAME AND AGE             LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
    Thomas S. Goho           Trustee, since 1987     Associate Professor of              None
    62                                               Finance. Wake Forest
                                                     University, Calloway School
                                                     of Business and
                                                     Accountancy.
------------------------------------------------------------------------------------------------------------
    Peter G. Gordon          Trustee, since 1998     Chairman, CEO, and Co-              None
    62                       (Chairman, since 2005)  Founder of Crystal Geyser
                                                     Water Company and President
                                                     of Crystal Geyser Roxane
                                                     Water Company.
------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
    NAME AND AGE             LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
    Richard M. Leach         Trustee, since 1987     Retired. Prior thereto,             None
    72                                               President of Richard M.
                                                     Leach Associates (a
                                                     financial consulting firm).
------------------------------------------------------------------------------------------------------------
    Timothy J. Penny         Trustee, since 1996     Senior Counselor to the             None
    53                                               public relations firm of
                                                     Himle-Horner and Senior
                                                     Fellow at the Humphrey
                                                     Institute, Minneapolis,
                                                     Minnesota (a public
                                                     policy organization).
------------------------------------------------------------------------------------------------------------
    Donald C. Willeke        Trustee, since 1996     Principal in the law firm           None
    65                                               of Willeke & Daniels.
------------------------------------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
    NAME AND AGE             LENGTH OF SERVICE       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
    Karla M. Rabusch         President, since 2003   Executive Vice President of         None
    46                                               Wells Fargo Bank, N.A.
                                                     President of Wells Fargo Funds
                                                     Management, LLC. Senior Vice
                                                     President and Chief
                                                     Administrative Officer of
                                                     Wells Fargo Funds
                                                     Management, LLC from 2001
                                                     to 2003. Vice President of
                                                     Wells Fargo Bank, N.A. from
                                                     1997 to 2000.
-------------------------------------------------------------------------------------------------------------
    Stacie D. DeAngelo       Treasurer, since 2003   Senior Vice President of Wells      None
    36                                               Fargo Bank, N.A. Senior Vice
                                                     President of Operations for
                                                     Wells Fargo Funds
                                                     Management, LLC. Prior there-
                                                     to, Operations Manager at
                                                     Scudder Weisel Capital, LLC
                                                     from 2000 to 2001. Director of
                                                     Shareholder Services at BISYS
                                                     Fund Services from 1999 to
                                                     2000.
-------------------------------------------------------------------------------------------------------------
    C. David Messman         Secretary, since 2000   Vice President and Managing         None
    45                                               Senior Counsel of Wells Fargo
                                                     Bank, N.A. Senior Vice
                                                     President and Secretary of
                                                     Wells Fargo Funds
                                                     Management, LLC. Vice
                                                     President and Senior Counsel
                                                     of Wells Fargo Bank, N.A.
                                                     from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** As of July 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

C&B TAX-MANAGED VALUE FUND, ENDEAVOR LARGE CAP FUND, ENDEAVOR SELECT FUND, EQUITY INDEX FUND, LARGE COMPANY CORE FUND AND U.S. VALUE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub- advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Tax-Managed Value Fund, Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund and U.S. Value Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund and U.S. Value Fund;
(iii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Tax-Managed Value Fund; and (iv) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the Large Company Core Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Cooke & Bieler and Matrix (the "Sub-Advisers"), are collectively referred to as the "Advisory Agreements."

      More specifically, at meetings held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers, and the continuation of the Advisory Agreements.

      The Board initially approved the Advisory Agreements for the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund, at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of certain of the Strong Funds into certain of the Wells Fargo Advantage Funds (the "Reorganization"), as follows:

STRONG FUNDS                           WELLS FARGO ADVANTAGE FUNDS
--------------------------------------------------------------------------------
Advisor Endeavor Large Cap Fund*       Endeavor Large Cap Fund
--------------------------------------------------------------------------------
Advisor Select Fund*                   Endeavor Select Fund
--------------------------------------------------------------------------------
Advisor Large Company Core Fund*
Value Fund                             Large Company Core Fund
--------------------------------------------------------------------------------
Advisor U.S. Value Fund*
Strategic Value Fund                   U.S. Value Fund
--------------------------------------------------------------------------------
*     ACCOUNTING SURVIVOR.

      The Reorganization was effective at the close of business on April 8, 2005. These Funds commenced operations on April 11, 2005. Accordingly, references to these Funds refer to either the predecessor funds or the Funds as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor funds or those of these Funds as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds (and that would be provided to the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund) by Funds Management and the Sub-Advisers under the Advisory Agreements. Responses of Funds Management and the Sub-Advisers to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers.

      The Board also considered the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding Funds Management's and each Sub-Adviser's compensation for its personnel involved in the management of the Funds (or that would be involved in the management of the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund). In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds (and those anticipated to be provided to the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund) by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-advisers.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than, or not appreciably below, the median performance of each Fund's Peer Group for all time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the Funds' net operating expense ratios were lower than, or not appreciably higher than, the Funds' Peer Groups' median net operating expense ratios.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above- referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administration services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Groups. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds, as applicable, and Funds Management and its affiliates. Because the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with these Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund and U.S. Value Fund was not a material factor in determining whether to renew the agreements. The Board did not consider profitability information with respect to Cooke & Bieler and Matrix, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler and Matrix had been negotiated by Funds Management on an arms length basis and that Cooke & Bieler's and Matrix's separate profitability from their relationships with the Funds was not a material factor in determining whether to renew the agreements.

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect to a single fund. The Board concluded that any actual or potential economies of scale are, or would be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trusts, and those offered by the Sub-Advisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers and their affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in the business of Funds Management and the Sub-Advisers as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Board also considered the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are, or would be, sought and how any such credits are, or would be, utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of the Sub-Advisers regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of Funds Management and the Sub-Advisers at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance


84

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

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

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO     This report and the financial statements
ADVANTAGE FUNDS(SM) is available       contained herein are submitted for the
free upon request. To obtain           general information of the shareholders
literature, please write, e-mail,      of the WELLS FARGO ADVANTAGE FUNDS. If
or call:                               this report is used for promotional
                                       purposes, distribution of the report must
WELLS FARGO ADVANTAGE FUNDS            be accompanied or preceded by a current
P.O. Box 8266                          prospectus. For a prospectus containing
Boston, MA 02266-8266                  more complete information, including
                                       charges and expenses, call
E-mail: wfaf@wellsfargo.com            1-800-222-8222. Please consider the
Retail Investment Professionals:       investment objective, risks, charges and
888-877-9275                           expenses of the investment carefully
Institutional Investment               before investing. This and other
Professionals: 866-765-0778            information about WELLS FARGO ADVANTAGE
Web: www.wellsfargo.com/advantage      FUNDS can be found in the current
funds                                  prospectus. Read the prospectus carefully
                                       before you invest or send money.

                                       Wells Fargo Funds Management, LLC, a
                                       wholly-owned subsidiary of Wells Fargo
                                       & Company, provides investment advisory
                                       and administrative services for the
                                       WELLS FARGO ADVANTAGE FUNDS. Other
                                       affiliates of Wells Fargo & Company
                                       provide sub- advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -------------------------------------------------------

--------------------------------------------------------------------------------
(c) 2005 Wells Fargo  |  www.wellsfargo.com/advantagefunds |     RT52549 09-05
Advantage Funds, LLC. |                                    |   ALGLD/AR120 07-05
All rights reserved.  |

                                                             [LOGO]
                                                             WELLS   ADVANTAGE
                                                             FARGO   FUNDS

--------------------------------------------------------------------------------
                                  JULY 31, 2005
--------------------------------------------------------------------------------
                                  ANNUAL REPORT
[PHOTO OMITTED]
--------------------------------------------------------------------------------

                  WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

                  WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

                  WELLS FARGO ADVANTAGE GROWTH FUND

                  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

                  WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Capital Growth Fund ....................................................    2
   Dividend Income Fund ...................................................    4
   Growth Fund ............................................................    6
   Growth and Income Fund .................................................    8
   Large Cap Growth Fund ..................................................   10
Fund Expenses .............................................................   12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Capital Growth Fund ....................................................   14
   Dividend Income Fund ...................................................   17
   Growth Fund ............................................................   21
   Growth and Income Fund .................................................   25
   Large Cap Growth Fund ..................................................   27
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   30
   Statements of Operations ...............................................   32
   Statements of Changes in Net Assets ....................................   36
   Financial Highlights ...................................................   44
   Notes to Financial Highlights ..........................................   48
Notes to Financial Statements .............................................   49
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   59
--------------------------------------------------------------------------------
Other Information .........................................................   60
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   65
--------------------------------------------------------------------------------

              -----------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              -----------------------------------------------------

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

LETTER TO SHAREHOLDERS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the annual report for several of the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS. Many of our shareholders recently received a semi-annual report for these funds. The reason for this is that a number of the funds involved in the merger of the WELLS FARGO FUNDS(R) and the Strong Funds in April of 2005 had different fiscal year-end dates. We are in the process of aligning the fiscal year-end dates of our funds in such a manner that, going forward, shareholder reports will be paced every six and twelve months. Although the timing of this annual report follows the semi-annual report closely, the commentary and financials reflect a longer period through July 31, 2005.

ECONOMY HOLDS UP TO "TRIPLE THREAT"
--------------------------------------------------------------------------------

      The annual period started with the economy regaining momentum in the third quarter of 2004, with growth estimated at a 4% rate, up from the previous quarter's 3.3% rate. More jobs, healthier wage gains, and a slowing of inflation kept the economy on a course for growth. Consumer spending continued to hold up well through the third quarter and to the end of 2004. This was likely aided by continued low mortgage rates that seemed to defy successive rate hikes by the Federal Reserve (the Fed), which raised short-term rates to 3.25% during the period. Low mortgage rates translate into more refinancing, which can lead to more spending money in consumers' pockets.

      Rising interest rates and oil prices were the biggest concerns for investors, and sentiment caught up with the markets at the end of the first quarter of 2005, when growth slowed to an estimated 3.8% rate and then further declined in the second quarter of 2005 to an estimated 3% rate. Despite this slowdown, by the end of the reporting period in July 2005, the economy continued to hold up well against the "triple threat" of rising oil prices, a stronger U.S. dollar (which affects exports), and higher interest rates.

STOCKS ARE A MIXED BAG
--------------------------------------------------------------------------------

      The annual period began with back-to-back gains in the S&P 500 Index from August through September of 2004, but these weren't enough to reverse July 2004's steep decline of 1.9%. Small cap stocks were the hardest hit by the sell-off from July into early August, followed by the mid- and large cap sectors of the market. The final three months of 2004 were very positive for the S&P 500 Index, which ended with a 9.2% gain for the fourth quarter of 2004. A temporary fall in oil prices and the value of the U.S. dollar, along with steady long-term interest rates and post-election optimism, all contributed to the fourth quarter's broad-based rally.

      Stocks had a disappointing start in 2005, with an up and down first quarter leaving the S&P 500 Index with its worst quarterly loss in two years. This seesaw pattern continued through the second quarter of 2005, with the S&P 500 Index gaining moderately, but not able to counter first quarter losses. Weighing on performance were investors' worries over the economic outlook and earnings growth amid rising oil prices. During the second quarter of 2005, small cap stocks finally rebounded past large cap stocks and the overseas markets continued to outperform the U.S. Stocks ended the reporting period in July 2005 on a high note with the S&P 500 Index posting its best gain since November 2004 on the strength of better-than-expected earnings reports.

LOOKING AHEAD: ENERGY--THE NEW REALITY
--------------------------------------------------------------------------------

      Though stocks experienced swings during the reporting period, they are coming out slightly ahead as measured by the S&P 500 Index, which had a year-to-date return of about 2.9%. Energy may not have shaped the economy's performance thus far this year, but its impact accounted for 3.5% of the 11.5% growth for S&P 500 earnings in the second quarter of 2005.

      Uncertainty still remains with regard to how future increases in short-term interest rates and oil prices may affect spending by consumers and businesses--key drivers of our economic growth. You can help prepare for what the markets may have in store by managing your investment risk through a broadly diversified portfolio with stocks, bonds, and cash that can help you weather unexpected market shifts. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us and we are committed to helping you meet your financial needs.

Sincerely,

/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Thomas J. Pence, CFA                   11/03/1997
   Erik J. Voss, CFA

HOW DID THE FUND PERFORM OVER THE SEVEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 5.30%(1) for the seven-month period ending July 31, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 2.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE
- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's positive performance was due primarily to favorable stock selection within the energy, health care, and consumer staples sectors. Demand within the oil industry continued to strengthen during the period, and we were well positioned within this group. The Fund's performance was bolstered by its holdings in Transocean Incorporated, a provider of offshore contract drilling services, and Valero Energy Corporation, an oil refiner.

      Within the health care sector, managed-care companies such as UnitedHealth Group Incorporated and WellPoint Incorporated delivered stable growth, as both companies benefited from strong pricing and increased enrollment. During the period, UnitedHealth Group announced an acquisition of PacifiCare Health Systems Incorporated. We view this as a positive acquisition, because the newly combined firm will increase its exposure to adult senior business and therefore increase exposure to Medicare spending. Our position in Alcon Incorporated, a dominant player in eye-care products, also offered attractive returns. The firm posted solid growth in its pharmaceutical and surgical divisions, resulting from its increased presence in emerging markets. Additionally, we continued to identify growth opportunities within all sectors including the consumer staples sector, where drug retailer CVS Corporation provided solid results for the Fund.

      In general, our information technology holdings detracted from the Fund's returns during the period, as corporations were slow to spend on technology initiatives. As a result, software companies, such as Check Point Software Technologies Limited, performed poorly during the period. These lackluster results were marginally offset by strength in specific technology positions. For example, Marvell Technology Group Limited delivered solid results as the firm continued to gain market share within the semi-conductor industry. Our position in Texas Instruments Incorporated also provided strong returns as the company continued to benefit from demand for evolving cell phone technology.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We continued to identify growth opportunities in the health care and energy sectors. As a result, we increased our exposure in health care by adding UnitedHealth Group to the portfolio, and we enlarged our positions in Alcon and Medtronic Incorporated, both health care equipment companies.

      We selectively added to our exposure in the energy sector by investing in Valero Energy, one of the top U.S. refining companies, and increasing our position in Canadian Natural Resources Limited, an exploration, development, and production company of crude oil and natural gas. However, due to the rapid stock appreciation in Valero Energy, we eliminated our position late in the period as the stock reached our estimate for fair valuation. In addition, we decreased our technology position by eliminating specific communications equipment and semi-conductor holdings, although we continued to invest in core growth firms. Furthermore, we significantly decreased our exposure to materials companies, specifically in metals and mining, chemicals, and packaging.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect corporate-profit growth to continue into the second half of 2005. Although consumer spending has proved resilient, we expect to become more selective about identifying companies that can generate growth even if broad consumer spending slows.

      In addition, we are diligently reviewing our current holdings and potential new investments to ensure that these companies can produce sustainable growth potential despite high energy prices and rising short-term interest rates. While growth stocks may be challenged by current market conditions, we remain focused on firms that are well positioned to produce respectable earnings and cash flow growth with reasonable valuations. We also remain committed to building a portfolio with a balanced mix of core and developing growth opportunities--a strategy that we believe has served the Fund's investors well in both robust and weak economic periods.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
The views expressed are as of July 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                         6-Month*   7-Month*   1-Year   5-Year   Life of Fund
---------------------------------------------------------------------------------------------
   Capital Growth Fund - Administrator
     Class (Incept. Date 6/30/2003)       10.02       5.64      21.55    2.75        10.29
---------------------------------------------------------------------------------------------
   Capital Growth Fund - Institutional
     Class (Incept. Date 4/11/2005)       10.09       5.70      21.62    2.76        10.28
---------------------------------------------------------------------------------------------
   Capital Growth Fund - Investor
     Class (Incept. Date 11/03/1997)       9.70       5.30      20.94    2.53        10.14
---------------------------------------------------------------------------------------------
   Benchmark
---------------------------------------------------------------------------------------------
    S&P 500 Index(2)                       5.45       2.88      14.04   (1.35)        5.52
---------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Beta**                                                                1.08
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               27.93x
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   3.42x
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                            $ 25.14
--------------------------------------------------------------------------------
   Portfolio Turnover                                                      57%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                  12%
Consumer Staples                                         6%
Energy                                                   9%
Financials                                               7%
Health Care                                             25%
Industrials                                              6%
Information Technology                                  29%
Materials                                                1%
Telecommunication Services                               5%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   WellPoint Incorporated                                                4.66%
--------------------------------------------------------------------------------
   General Electric Company                                              4.57%
--------------------------------------------------------------------------------
   Sprint Nextel Corporation                                             4.57%
--------------------------------------------------------------------------------
   Dell Incorporated                                                     4.19%
--------------------------------------------------------------------------------
   UnitedHealth Group Incorporated                                       3.76%
--------------------------------------------------------------------------------
   CVS Corporation                                                       3.64%
--------------------------------------------------------------------------------
   Williams Companies Incorporated                                       3.07%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                3.02%
--------------------------------------------------------------------------------
   EMC Corporation                                                       2.91%
--------------------------------------------------------------------------------
   Marvell Technology Group Limited                                      2.90%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                 Wells Fargo Advantage Capital           S&P 500
                                 Growth Fund - Investor Class             Index
11/ 3/1997                                  10,000                        10,000
11/30/1997                                   9,940                        10,463
12/31/1997                                  10,106                        10,642
 1/31/1998                                  10,197                        10,760
 2/28/1998                                  10,879                        11,535
 3/31/1998                                  11,158                        12,126
 4/30/1998                                  11,532                        12,247
 5/31/1998                                  11,350                        12,037
 6/30/1998                                  11,227                        12,526
 7/31/1998                                  10,954                        12,393
 8/31/1998                                   9,706                        10,603
 9/30/1998                                   9,990                        11,282
10/31/1998                                  10,550                        12,199
11/30/1998                                  11,162                        12,938
12/31/1998                                  11,605                        13,683
 1/31/1999                                  12,127                        14,255
 2/28/1999                                  12,014                        13,812
 3/31/1999                                  12,781                        14,365
 4/30/1999                                  13,399                        14,921
 5/31/1999                                  13,008                        14,569
 6/30/1999                                  13,791                        15,377
 7/31/1999                                  13,709                        14,897
 8/31/1999                                  13,770                        14,824
 9/30/1999                                  13,584                        14,418
10/31/1999                                  14,453                        15,330
11/30/1999                                  15,323                        15,641
12/31/1999                                  17,657                        16,562
 1/31/2000                                  17,815                        15,730
 2/29/2000                                  19,177                        15,433
 3/31/2000                                  19,689                        16,941
 4/30/2000                                  18,581                        16,432
 5/31/2000                                  17,942                        16,096
 6/30/2000                                  19,285                        16,492
 7/31/2000                                  18,635                        16,235
 8/31/2000                                  21,064                        17,243
 9/30/2000                                  20,467                        16,333
10/31/2000                                  19,270                        16,263
11/30/2000                                  16,855                        14,982
12/31/2000                                  18,248                        15,056
 1/31/2001                                  18,918                        15,589
 2/28/2001                                  17,333                        14,169
 3/31/2001                                  16,557                        13,272
 4/30/2001                                  17,771                        14,302
 5/31/2001                                  17,734                        14,398
 6/30/2001                                  16,891                        14,048
 7/31/2001                                  16,620                        13,910
 8/31/2001                                  16,152                        13,040
 9/30/2001                                  15,101                        11,987
10/31/2001                                  15,585                        12,216
11/30/2001                                  16,243                        13,152
12/31/2001                                  16,610                        13,268
 1/31/2002                                  16,248                        13,074
 2/28/2002                                  16,061                        12,822
 3/31/2002                                  16,664                        13,304
 4/30/2002                                  16,350                        12,498
 5/31/2002                                  15,659                        12,406
 6/30/2002                                  14,467                        11,523
 7/31/2002                                  13,961                        10,625
 8/31/2002                                  14,037                        10,694
 9/30/2002                                  13,034                         9,533
10/31/2002                                  14,051                        10,371
11/30/2002                                  14,560                        10,981
12/31/2002                                  13,605                        10,336
 1/31/2003                                  13,260                        10,066
 2/28/2003                                  13,107                         9,915
 3/31/2003                                  13,461                        10,010
 4/30/2003                                  14,483                        10,835
 5/31/2003                                  15,109                        11,405
 6/30/2003                                  15,275                        11,551
 7/31/2003                                  15,683                        11,755
 8/31/2003                                  15,926                        11,984
 9/30/2003                                  15,658                        11,857
10/31/2003                                  16,552                        12,527
11/30/2003                                  16,667                        12,637
12/31/2003                                  17,063                        13,300
 1/31/2004                                  17,484                        13,544
 2/29/2004                                  17,688                        13,732
 3/31/2004                                  17,561                        13,525
 4/30/2004                                  17,446                        13,313
 5/31/2004                                  17,995                        13,495
 6/30/2004                                  18,289                        13,757
 7/31/2004                                  17,459                        13,302
 8/31/2004                                  17,139                        13,356
 9/30/2004                                  18,110                        13,500
10/31/2004                                  18,557                        13,706
11/30/2004                                  19,489                        14,261
12/31/2004                                  20,051                        14,746
 1/31/2005                                  19,247                        14,386
 2/28/2005                                  19,323                        14,689
 3/31/2005                                  19,172                        14,429
 4/30/2005                                  18,711                        14,156
 5/31/2005                                  19,938                        14,606
 6/30/2005                                  20,220                        14,626
 7/31/2005                                  21,114                        15,170

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND for periods prior to April 11, 2005, reflects the performance of the Class K shares of the Strong Large Company Growth Fund, its predecessor fund, and for periods prior to June 30, 2003, reflects the performance of the Investor Class shares of the Strong Large Company Growth Fund, and for periods prior to September 16, 2002, reflects the performance of the Rockhaven Premier Dividend Fund, adjusted to remove the load previously charged on the Rockhaven Premier Dividend Fund. Performance shown for the Institutional Class shares of the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Large Company Growth Fund, its predecessor fund, which is lower than expected to be achieved by the Institutional Class. This is because the Investor class shares, though invested in the same portfolio of securities, generally have different fees and expenses than the Institutional Class. For periods prior to September 16, 2002, performance shown for the Institutional Class shares reflects the performance of the Rockhaven Premier Dividend Fund, adjusted to remove the load previously charged on the Rockhaven Premier Dividend Fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Large Company Growth Fund, its predecessor fund, and for periods prior to September 16, 2002, reflects the performance of the Rockhaven Premier Dividend Fund, adjusted to remove the load previously charged on the Rockhaven Premier Dividend Fund. The Rockhaven Premier Dividend Fund is the predecessor fund of the Strong Large Company Growth Fund. The Rockhaven Premier Dividend Fund's investment strategy emphasized investments in convertible securities. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings, and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings, and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND Investor Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND (the Fund) seeks above-average dividend income and long-term capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Jennifer C. Newell, CFA                 7/01/1993
   Roger D. Newell

HOW DID THE FUND PERFORM OVER THE SEVEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 6.85%(1) for the seven-month period ending July 31, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 2.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the period, electric utility, energy, insurance, and transportation stocks made the strongest contributions to the Fund's overall performance relative to its benchmark. In recent years, electric utility companies have reduced corporate debt, divested unprofitable investments, and focused their resources on core operations. These actions generated improved earnings, which, along with intensifying merger speculation, produced stock price strength within the group during the period. Strong worldwide demand for oil, tight global supply, and capacity constraints have pushed oil prices to record highs producing strong earnings results for petroleum companies. As a result, the stock prices of the Fund's holdings were increased in this overweighted area. Stock selection in the insurance and railroad group also made important contributions to relative performance.

      On the negative side, food and beverage stocks hurt the Fund's relative performance largely because rising raw material costs squeezed profit margins. The drug group hurt relative performance, in large part because the Fund did not include a positive-performing, non-dividend paying biotechnology stock that is represented in the benchmark. An underweighting in the food and staples retailing stocks also hurt relative performance. We were underweighted in biotechnology and food and staples retailing companies because many of them have low or no dividend yields.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      After April 11, 2005, the Fund's portfolio weighting in the petroleum group increased from 12% to 20%, as a large number of petroleum stocks from the Strong Energy Fund moved into the newly established WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND. The higher weighting in the petroleum group had a strong, positive impact on the Fund's performance as energy stocks, driven by high oil prices, continued to rise during the period.

      In addition, we began adding industries with attractive valuations to the Fund based on our relative yield investment strategy, which uses the dividend yield of a stock relative to that of the market to identify investment opportunities in the common stocks of large, U.S. listed dividend paying companies. One such area was pharmaceuticals, which is currently out of favor but appears attractive to us on a long-term basis. Drug companies currently face challenges in building product pipelines, competing with generic drug makers, and managing product litigation. However, we believe that pharmaceutical's long-term potential is evidenced by positive fundamentals such as rising demand from an aging population and strong research and development capabilities. We purchased several high quality, dividend paying companies such as Pfizer Incorporated, Eli Lilly & Company, and Johnson & Johnson, as well as others, resulting in a modestly higher weighting in pharmaceutical stocks.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We will employ our relative yield investment strategy to identify undervalued areas of the market that offer significant long-term investment opportunities as well as an above market current dividend yield. For example, we will continue to add to our weighting in pharmaceutical companies as opportunities present themselves. Furthermore, although we will remain invested in the petroleum group, we may begin to reduce positions that have appreciated significantly and pay no or low dividends.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
The views expressed are as of July 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                    6-Month*   7-Month*  1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------
   Dividend Income Fund - Administrator Class         6.63       7.15     21.67    5.52     10.73
--------------------------------------------------------------------------------------------------
   Dividend Income Fund - Investor Class              6.40       6.85     21.20    5.21     10.57
--------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                 5.45       2.88     14.04   (1.35)     9.98
--------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Beta**                                                                0.75
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               15.50x
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   2.60x
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                            $ 24.87
--------------------------------------------------------------------------------
   Portfolio Turnover                                                      26%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                             6%
Consumer Staples                                  10%
Energy                                            18%
Financials                                        26%
Health Care                                        7%
Industrials                                       11%
Information Technology                             6%
Telecommunication Services                         4%
Utilities                                          5%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Citigroup Incorporated                                                4.09%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                               3.69%
--------------------------------------------------------------------------------
   Bank of America Corporation                                           3.40%
--------------------------------------------------------------------------------
   ConocoPhillips                                                        3.31%
--------------------------------------------------------------------------------
   Pfizer Incorporated                                                   2.84%
--------------------------------------------------------------------------------
   General Electric Company                                              2.81%
--------------------------------------------------------------------------------
   Intel Corporation                                                     2.38%
--------------------------------------------------------------------------------
   Procter & Gamble Company                                              2.36%
--------------------------------------------------------------------------------
   E.I. du Pont de Nemours and Company                                   2.20%
--------------------------------------------------------------------------------
   McDonald's Corporation                                                2.14%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                 Wells Fargo Advantage Dividend          S&P 500
                                  Income Fund - Investor Class            Index
 7/31/1995                                  10,000                        10,000
 8/31/1995                                  10,167                        10,025
 9/30/1995                                  10,753                        10,448
10/31/1995                                  10,987                        10,410
11/30/1995                                  11,184                        10,867
12/31/1995                                  11,860                        11,076
 1/31/1996                                  12,086                        11,453
 2/29/1996                                  11,879                        11,559
 3/31/1996                                  11,772                        11,671
 4/30/1996                                  11,772                        11,843
 5/31/1996                                  11,820                        12,147
 6/30/1996                                  12,258                        12,194
 7/31/1996                                  11,625                        11,655
 8/31/1996                                  11,692                        11,902
 9/30/1996                                  11,828                        12,571
10/31/1996                                  12,214                        12,917
11/30/1996                                  12,697                        13,893
12/31/1996                                  12,853                        13,618
 1/31/1997                                  13,088                        14,468
 2/28/1997                                  13,181                        14,582
 3/31/1997                                  12,819                        13,984
 4/30/1997                                  12,912                        14,818
 5/31/1997                                  13,551                        15,719
 6/30/1997                                  14,046                        16,423
 7/31/1997                                  14,337                        17,729
 8/31/1997                                  13,817                        16,737
 9/30/1997                                  14,611                        17,653
10/31/1997                                  14,621                        17,064
11/30/1997                                  15,730                        17,853
12/31/1997                                  16,395                        18,159
 1/31/1998                                  16,317                        18,360
 2/28/1998                                  16,472                        19,683
 3/31/1998                                  17,915                        20,691
 4/30/1998                                  17,236                        20,899
 5/31/1998                                  16,914                        20,540
 6/30/1998                                  17,252                        21,374
 7/31/1998                                  16,883                        21,147
 8/31/1998                                  16,480                        18,092
 9/30/1998                                  18,096                        19,252
10/31/1998                                  18,377                        20,816
11/30/1998                                  18,839                        22,077
12/31/1998                                  19,731                        23,349
 1/31/1999                                  19,038                        24,325
 2/28/1999                                  18,487                        23,569
 3/31/1999                                  18,350                        24,511
 4/30/1999                                  20,216                        25,461
 5/31/1999                                  20,570                        24,860
 6/30/1999                                  20,885                        26,239
 7/31/1999                                  20,825                        25,421
 8/31/1999                                  20,457                        25,295
 9/30/1999                                  20,225                        24,602
10/31/1999                                  20,548                        26,158
11/30/1999                                  20,249                        26,690
12/31/1999                                  19,846                        28,261
 1/31/2000                                  20,236                        26,841
 2/29/2000                                  18,446                        26,334
 3/31/2000                                  20,561                        28,908
 4/30/2000                                  21,238                        28,039
 5/31/2000                                  21,821                        27,465
 6/30/2000                                  20,887                        28,142
 7/31/2000                                  21,187                        27,703
 8/31/2000                                  22,658                        29,423
 9/30/2000                                  24,212                        27,870
10/31/2000                                  23,705                        27,751
11/30/2000                                  23,568                        25,565
12/31/2000                                  25,269                        25,691
 1/31/2001                                  23,766                        26,601
 2/28/2001                                  24,026                        24,177
 3/31/2001                                  24,078                        22,647
 4/30/2001                                  25,764                        24,405
 5/31/2001                                  25,589                        24,569
 6/30/2001                                  24,271                        23,971
 7/31/2001                                  23,891                        23,735
 8/31/2001                                  23,540                        22,251
 9/30/2001                                  22,718                        20,454
10/31/2001                                  22,644                        20,844
11/30/2001                                  22,071                        22,443
12/31/2001                                  22,439                        22,639
 1/31/2002                                  22,202                        22,309
 2/28/2002                                  22,247                        21,879
 3/31/2002                                  23,143                        22,702
 4/30/2002                                  22,105                        21,326
 5/31/2002                                  22,120                        21,170
 6/30/2002                                  20,928                        19,662
 7/31/2002                                  19,390                        18,130
 8/31/2002                                  19,495                        18,249
 9/30/2002                                  17,259                        16,267
10/31/2002                                  17,986                        17,698
11/30/2002                                  18,516                        18,738
12/31/2002                                  18,003                        17,638
 1/31/2003                                  17,486                        17,177
 2/28/2003                                  17,046                        16,919
 3/31/2003                                  17,201                        17,081
 4/30/2003                                  18,604                        18,489
 5/31/2003                                  19,519                        19,462
 6/30/2003                                  19,774                        19,711
 7/31/2003                                  19,973                        20,058
 8/31/2003                                  19,927                        20,449
 9/30/2003                                  19,670                        20,232
10/31/2003                                  20,897                        21,376
11/30/2003                                  21,081                        21,564
12/31/2003                                  22,413                        22,694
 1/31/2004                                  22,583                        23,111
 2/29/2004                                  22,921                        23,432
 3/31/2004                                  22,677                        23,078
 4/30/2004                                  22,199                        22,717
 5/31/2004                                  22,446                        23,028
 6/30/2004                                  22,891                        23,475
 7/31/2004                                  22,535                        22,698
 8/31/2004                                  22,891                        22,790
 9/30/2004                                  23,255                        23,036
10/31/2004                                  23,907                        23,388
11/30/2004                                  25,101                        24,334
12/31/2004                                  25,560                        25,162
 1/31/2005                                  25,670                        24,549
 2/28/2005                                  26,746                        25,065
 3/31/2005                                  26,343                        24,621
 4/30/2005                                  25,953                        24,155
 5/31/2005                                  26,360                        24,923
 6/30/2005                                  26,512                        24,958
 7/31/2005                                  27,312                        25,886

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Class K shares of the Strong Dividend Income Fund, its predecessor fund, and for periods prior to December 31, 2001, reflects the performance of the Investor Class shares of the Strong Dividend Income
Fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Dividend Income Fund, its predecessor fund. For periods prior to December 8, 2001, performance is based on the Fund's previous investment strategy as a non-diversified utilities fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND Investor Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GROWTH FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Brandon M. Nelson, CFA                  12/31/1993
   Bruce C. Olson, CFA
   Thomas C. Ognar, CFA

HOW DID THE FUND PERFORM OVER THE SEVEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 3.15%(1) for the seven-month period ending July 31, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 2.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL
COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund benefited from strong performance among individual stocks in a wide variety of sectors during the period, including energy, information technology, and health care. The Fund also benefited from holdings in the retail group. This positive performance can be tied to our dedicated human resource efforts. For example, we conduct company specific research looking for opportunities in up, down, or sideways markets. In addition, we believe the Fund's performance this period was a result of our discipline of finding individual stocks that have attractive growth opportunities.

      The Fund's negative performers generally fit into two categories. The first category included past winners whose stock prices corrected during the period, including eBay Incorporated, First Marblehead Corporation, PETCO Animal Supplies Incorporated, and Rockwell Automation Incorporated. The second category consisted of technology stocks including TIBCO Software Incorporated, Cognos Incorporated, and Polycom Incorporated. Sustained growth has been challenging for technology companies in an IT environment that is still recovering from the overindulgent spending seen at the beginning of this decade.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We made two major strategic changes to the portfolio during the reporting period. Both of these changes were driven by our bottom-up--stock-by-stock--approach to stock picking and our diligent pursuit of growth companies we believe have the potential to gain considerable market share. As such, we de-emphasized stocks whose prospects were substantially tied to the overall economy, resulting in a lower weighting in financials and capital goods stocks. We also increased the Fund's exposure to secular growth stocks such as Urban Outfitters Incorporated, P.F. Chang's China Bistro Incorporated, and NAVTEQ Corporation.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      During the past year, the stock market has been stuck in a trading range, as investors have been wary of rising interest rates and soaring oil prices. However, we believe there are many reasons to be optimistic. Despite the market's recent lackluster performance, earnings growth has been strong and earnings expectations remain healthy. Moreover, long-term interest rates have been flat or declining, while the U.S. economy has continued to create jobs. In this environment, value stocks have continued to outperform growth stocks. Given this positive backdrop, we are finding opportunities to invest in growth stocks at attractive valuations as we are anticipating a reversal of the value stock outperforming growth stock trend.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
The views expressed are as of July 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE GROWTH FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class C shares of the WELLS FARGO ADVANTAGE GROWTH FUND for periods prior to April 11, 2005, reflects the performance of the Class C shares of the Strong Growth Fund, its predecessor fund, and for periods prior to December 26, 2002, reflects the performance of the Investor Class shares of the Strong Growth Fund, adjusted to reflect Class C sales charges and expenses. Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE GROWTH FUND for periods prior to April 11, 2005, reflects the performance of the Class K shares of the Strong Growth Fund, its predecessor fund, and for periods prior to August 30, 2002, reflects the performance of the Investor Class shares of the Strong Growth Fund. Performance shown for the Advisor Class shares of the WELLS FARGO ADVANTAGE GROWTH FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class shares of the Strong Growth Fund, its predecessor fund, and for periods prior to February 24, 2000, reflects the performance of the Investor Class shares of the Strong Growth Fund, adjusted to reflect Advisor Class expenses. Performance shown for the Institutional Class shares of the WELLS FARGO ADVANTAGE GROWTH FUND for periods prior to April 11, 2005, reflects the performance of the Institutional Class shares of the Strong Growth Fund, its predecessor fund, and for periods prior to February 24, 2000, reflects the performance of the Investor Class shares of the Strong Growth Fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE GROWTH FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Growth Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                       Excluding Sales Charge
                             -------------------------------------------  --------------------------------------------
                             6-Month*  7-Month*  1-Year  5-Year  10-Year  6-Month*  7-Month*  1-Year   5-Year  10-Year
----------------------------------------------------------------------------------------------------------------------
   Growth Fund -
     Class C                   6.47      2.00     16.26  (9.64)    7.54     7.47      3.00     17.26   (9.64)    7.54
----------------------------------------------------------------------------------------------------------------------
   Growth Fund -
     Administrator Class                                                    7.79      3.40     18.45   (8.48)    8.89
----------------------------------------------------------------------------------------------------------------------
   Growth Fund -
     Advisor Class                                                          7.65      3.23     17.88   (8.91)    8.47
----------------------------------------------------------------------------------------------------------------------
   Growth Fund -
     Institutional Class                                                    7.82      3.45     18.51   (8.23)    9.05
----------------------------------------------------------------------------------------------------------------------
   Growth Fund -
     Investor Class                                                         7.54      3.15     17.83   (8.83)    8.68
----------------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                                       5.45      2.88     14.04   (1.35)    9.98
----------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Beta**                                                                1.15
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               30.90x
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   4.74x
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                             $ 5.20
--------------------------------------------------------------------------------
   Portfolio Turnover                                                      76%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                 19%
Consumer Staples                                        4%
Energy                                                 10%
Financials                                              2%
Health Care                                            20%
Industrials                                             6%
Information Technology                                 33%
Materials                                               1%
Telecommunication Services                              5%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Google Incorporated Class A                                           2.75%
--------------------------------------------------------------------------------
   Station Casinos Incorporated                                          2.69%
--------------------------------------------------------------------------------
   Alliance Data Systems Corporation                                     2.58%
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                             2.37%
--------------------------------------------------------------------------------
   Yahoo! Incorporated                                                   2.34%
--------------------------------------------------------------------------------
   Dick's Sporting Goods Incorporated                                    2.29%
--------------------------------------------------------------------------------
   St. Jude Medical Incorporated                                         2.27%
--------------------------------------------------------------------------------
   Dell Incorporated                                                     2.13%
--------------------------------------------------------------------------------
   Procter & Gamble Company                                              2.00%
--------------------------------------------------------------------------------
   CONSOL Energy Incorporated                                            1.80%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                 Wells Fargo Advantage Growth            S&P 500
                                    Fund - Investor Class                 Index
 7/31/1995                                  10,000                        10,000
 8/31/1995                                   9,993                        10,025
 9/30/1995                                  10,442                        10,448
10/31/1995                                  10,046                        10,410
11/30/1995                                  10,548                        10,867
12/31/1995                                  10,806                        11,076
 1/31/1996                                  10,744                        11,453
 2/29/1996                                  11,159                        11,559
 3/31/1996                                  11,515                        11,671
 4/30/1996                                  12,543                        11,843
 5/31/1996                                  13,312                        12,147
 6/30/1996                                  12,699                        12,194
 7/31/1996                                  11,420                        11,655
 8/31/1996                                  11,862                        11,902
 9/30/1996                                  12,897                        12,571
10/31/1996                                  12,740                        12,917
11/30/1996                                  13,210                        13,893
12/31/1996                                  12,915                        13,618
 1/31/1997                                  13,725                        14,468
 2/28/1997                                  12,985                        14,582
 3/31/1997                                  12,033                        13,984
 4/30/1997                                  12,390                        14,818
 5/31/1997                                  13,512                        15,719
 6/30/1997                                  14,162                        16,423
 7/31/1997                                  15,556                        17,729
 8/31/1997                                  15,170                        16,737
 9/30/1997                                  16,163                        17,653
10/31/1997                                  15,556                        17,064
11/30/1997                                  15,348                        17,853
12/31/1997                                  15,376                        18,159
 1/31/1998                                  14,956                        18,360
 2/28/1998                                  16,215                        19,683
 3/31/1998                                  17,030                        20,691
 4/30/1998                                  16,921                        20,899
 5/31/1998                                  16,383                        20,540
 6/30/1998                                  17,886                        21,374
 7/31/1998                                  17,466                        21,147
 8/31/1998                                  14,687                        18,092
 9/30/1998                                  15,619                        19,252
10/31/1998                                  15,737                        20,816
11/30/1998                                  16,971                        22,077
12/31/1998                                  19,524                        23,349
 1/31/1999                                  20,817                        24,325
 2/28/1999                                  19,785                        23,569
 3/31/1999                                  21,548                        24,511
 4/30/1999                                  21,592                        25,461
 5/31/1999                                  20,810                        24,860
 6/30/1999                                  22,625                        26,239
 7/31/1999                                  21,870                        25,421
 8/31/1999                                  22,113                        25,295
 9/30/1999                                  22,061                        24,602
10/31/1999                                  24,345                        26,158
11/30/1999                                  27,089                        26,690
12/31/1999                                  34,179                        28,261
 1/31/2000                                  33,335                        26,841
 2/29/2000                                  43,486                        26,334
 3/31/2000                                  40,658                        28,908
 4/30/2000                                  35,885                        28,039
 5/31/2000                                  33,901                        27,465
 6/30/2000                                  37,054                        28,142
 7/31/2000                                  36,479                        27,703
 8/31/2000                                  40,831                        29,423
 9/30/2000                                  39,920                        27,870
10/31/2000                                  35,358                        27,751
11/30/2000                                  30,144                        25,565
12/31/2000                                  31,023                        25,691
 1/31/2001                                  29,532                        26,601
 2/28/2001                                  25,163                        24,177
 3/31/2001                                  22,513                        22,647
 4/30/2001                                  24,199                        24,405
 5/31/2001                                  23,878                        24,569
 6/30/2001                                  23,523                        23,971
 7/31/2001                                  22,525                        23,735
 8/31/2001                                  20,690                        22,251
 9/30/2001                                  18,075                        20,454
10/31/2001                                  18,614                        20,844
11/30/2001                                  20,128                        22,443
12/31/2001                                  20,354                        22,639
 1/31/2002                                  19,882                        22,309
 2/28/2002                                  18,742                        21,879
 3/31/2002                                  19,686                        22,702
 4/30/2002                                  18,869                        21,326
 5/31/2002                                  18,431                        21,170
 6/30/2002                                  17,280                        19,662
 7/31/2002                                  15,749                        18,130
 8/31/2002                                  15,576                        18,249
 9/30/2002                                  14,713                        16,267
10/31/2002                                  15,691                        17,698
11/30/2002                                  16,543                        18,738
12/31/2002                                  15,208                        17,638
 1/31/2003                                  14,897                        17,177
 2/28/2003                                  14,805                        16,919
 3/31/2003                                  15,093                        17,081
 4/30/2003                                  16,014                        18,489
 5/31/2003                                  17,119                        19,462
 6/30/2003                                  17,418                        19,711
 7/31/2003                                  18,143                        20,058
 8/31/2003                                  18,938                        20,449
 9/30/2003                                  18,339                        20,232
10/31/2003                                  19,686                        21,376
11/30/2003                                  20,008                        21,564
12/31/2003                                  19,790                        22,694
 1/31/2004                                  20,273                        23,111
 2/29/2004                                  20,492                        23,432
 3/31/2004                                  20,216                        23,078
 4/30/2004                                  19,767                        22,717
 5/31/2004                                  20,492                        23,028
 6/30/2004                                  21,056                        23,475
 7/31/2004                                  19,502                        22,698
 8/31/2004                                  19,007                        22,790
 9/30/2004                                  19,801                        23,036
10/31/2004                                  20,181                        23,388
11/30/2004                                  21,424                        24,334
12/31/2004                                  22,276                        25,162
 1/31/2005                                  21,367                        24,549
 2/28/2005                                  21,551                        25,065
 3/31/2005                                  21,217                        24,621
 4/30/2005                                  20,181                        24,155
 5/31/2005                                  21,608                        24,923
 6/30/2005                                  21,862                        24,958
 7/31/2005                                  22,978                        25,886

--------------------------------------------------------------------------------
(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH FUND Investor Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND (the Fund) seeks total return, comprised of long-term capital appreciation and current income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Matrix Asset Advisors, Inc.

FUND MANAGER                            INCEPTION DATE
   David A. Katz, CFA                      12/29/1995

HOW DID THE FUND PERFORM OVER THE SEVEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned (2.16)%(1) for the seven-month period ending July 31, 2005, underperforming its benchmark, the S&P 500 Index(2), which returned 2.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Compared with the benchmark, the Fund's performance lagged primarily because of our emphasis on certain market sectors and industries that were out of favor throughout the period. While the individual companies that the Fund owned generally exhibited strong operating performance and were leaders in their respective industries, many of our stocks underperformed market indices.

      During much of the period, investors were concerned that the economy would slow because of high energy prices and rising interest rates. These concerns had a substantial negative impact on many of our holdings, particularly in the financial and information technology sectors. For example, Citigroup Incorporated and JP Morgan Chase & Company derive a significant portion of revenue from activities not directly impacted by the near-term movement of interest rates, but were adversely affected by investor concerns about the impact of interest rates on financial performance.

      With the exception of companies such as Morgan Stanley and Symbol Technologies Incorporated that experienced short-term operating issues and therefore declined substantially during the period, most of our underperformance can be attributed to a focus on sectors that were out of favor and to under representation in sectors that were in favor. On the positive side, we had attractive performance from such stocks as technology bellwethers Intel Corporation and Nokia Oyj, and pharmacy retailer CVS Corporation.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our strategy is not to mirror benchmark sector weightings. Rather, we seek to include our best investment ideas. This might result in our being over, under or not represented in a particular sector at any given time. After taking over the Fund on January 1, 2005, we repositioned it with an eye toward upgrading the quality of its holdings which we felt would enable the Fund to participate more meaningfully in the next leg of the economic recovery. We increased exposure to sectors where we continued to find what we believed were attractive growth opportunities at reasonable valuations, including financials, health care, and information technology.

      Our focus on these sectors was based on several factors, including the cyclical prospects for the sector and the industry and the attractive price at which many of these companies could be purchased. Our strategy continues to lead us to strong companies experiencing short-term problems which has negatively impacted stock prices. We believe this opportunistic focus should bear positive results as the year unfolds.

      We also scaled back weightings in sectors we perceived to be trading above reasonable valuation levels. Again, we are concerned that many companies with strong year-to-date performing sectors have reached and surpassed fair value based on fundamentals, and are increasingly vulnerable to a price correction. We seek to take profits while stocks are still strong, before they have a chance to give back some or all of their gains.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We have an optimistic outlook for the balance of the year. We base this optimism on the growing evidence that the U.S. economy is more resilient and capable of sustained growth than many investors have recently assumed. We do not believe that energy prices will continue to move much higher; rather, we believe that most of the upside has already been captured and there is more likelihood of downward movement over the next twelve months. We also do not believe that interest rates will be raised to a level that will stifle economic growth.

      Finally, near the end of the period, the share prices of many of our holdings began to strengthen. We will move forward and diligently apply the same methodology of picking quality stocks with attractive growth prospects relative to their valuations.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
The views expressed are as of July 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND.

(1) The Fund's Advisor has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                  6-Month*   7-Month*   1-Year   5-Year   Life of Fund
------------------------------------------------------------------------------------------------------
   Growth and Income Fund - Administrator Class
     (Incept. Date 12/31/2001)                      1.34      (1.96)      8.59   (5.22)       8.98
------------------------------------------------------------------------------------------------------
   Growth and Income Fund - Advisor Class
     (Incept. Date 2/29/2000)                       1.20      (2.14)      8.15   (5.52)       8.68
------------------------------------------------------------------------------------------------------
   Growth and Income Fund - Institutional Class
     (Incept. Date 2/29/2000)                       1.56      (1.76)      8.81   (4.86)       9.21
------------------------------------------------------------------------------------------------------
   Growth and Income Fund - Investor Class
      (Incept. Date 12/29/1995)                     1.16      (2.16)      8.17   (5.50)       8.82
------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                               5.45       2.88      14.04   (1.35)       9.26
------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Beta**                                                                0.96
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               29.84x
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   3.09x
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                           $  54.07
--------------------------------------------------------------------------------
   Portfolio Turnover                                                      74%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                11%
Consumer Staples                                       3%
Energy                                                 6%
Financials                                            30%
Health Care                                           16%
Industrials                                            8%
Information Technology                                26%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MedImmune Incorporated                                                4.68%
--------------------------------------------------------------------------------
   Intel Corporation                                                     4.47%
--------------------------------------------------------------------------------
   Novellus Systems Incorporated                                         4.14%
--------------------------------------------------------------------------------
   Morgan Stanley                                                        4.00%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                 3.93%
--------------------------------------------------------------------------------
   American International Group Incorporated                             3.91%
--------------------------------------------------------------------------------
   General Electric Company                                              3.83%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                3.72%
--------------------------------------------------------------------------------
   Pfizer Incorporated                                                   3.68%
--------------------------------------------------------------------------------
   American Power Conversion Corporation                                 3.68%

GROWTH OF $10,000 INVESTMENT(5) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                 Wells Fargo Advantage Growth            S&P 500
                               and Income Fund - Investor Class           Index
12/29/1995                                  10,000                        10,000
12/31/1995                                  10,000                        10,000
 1/31/1996                                  10,360                        10,340
 2/29/1996                                  10,930                        10,436
 3/31/1996                                  11,145                        10,537
 4/30/1996                                  11,426                        10,692
 5/31/1996                                  11,686                        10,967
 6/30/1996                                  11,556                        11,009
 7/31/1996                                  11,105                        10,523
 8/31/1996                                  11,446                        10,745
 9/30/1996                                  12,078                        11,349
10/31/1996                                  12,419                        11,662
11/30/1996                                  13,222                        12,543
12/31/1996                                  13,191                        12,295
 1/31/1997                                  13,735                        13,062
 2/28/1997                                  13,805                        13,165
 3/31/1997                                  13,306                        12,625
 4/30/1997                                  14,021                        13,378
 5/31/1997                                  14,746                        14,192
 6/30/1997                                  15,469                        14,827
 7/31/1997                                  16,952                        16,006
 8/31/1997                                  16,165                        15,110
 9/30/1997                                  17,091                        15,937
10/31/1997                                  16,505                        15,406
11/30/1997                                  16,808                        16,118
12/31/1997                                  17,199                        16,395
 1/31/1998                                  17,189                        16,576
 2/28/1998                                  18,380                        17,771
 3/31/1998                                  19,329                        18,680
 4/30/1998                                  19,593                        18,868
 5/31/1998                                  19,298                        18,544
 6/30/1998                                  20,447                        19,297
 7/31/1998                                  20,658                        19,092
 8/31/1998                                  17,388                        16,334
 9/30/1998                                  18,538                        17,381
10/31/1998                                  19,761                        18,793
11/30/1998                                  21,017                        19,932
12/31/1998                                  22,866                        21,080
 1/31/1999                                  24,006                        21,961
 2/28/1999                                  23,246                        21,278
 3/31/1999                                  24,460                        22,130
 4/30/1999                                  25,008                        22,987
 5/31/1999                                  24,227                        22,445
 6/30/1999                                  25,842                        23,689
 7/31/1999                                  25,272                        22,951
 8/31/1999                                  25,156                        22,837
 9/30/1999                                  24,998                        22,212
10/31/1999                                  26,654                        23,617
11/30/1999                                  27,805                        24,097
12/31/1999                                  30,237                        25,515
 1/31/2000                                  28,822                        24,233
 2/29/2000                                  30,786                        23,775
 3/31/2000                                  32,698                        26,099
 4/30/2000                                  31,008                        25,314
 5/31/2000                                  29,603                        24,796
 6/30/2000                                  30,395                        25,408
 7/31/2000                                  29,825                        25,011
 8/31/2000                                  32,402                        26,564
 9/30/2000                                  31,177                        25,162
10/31/2000                                  29,931                        25,055
11/30/2000                                  26,815                        23,081
12/31/2000                                  27,137                        23,194
 1/31/2001                                  26,859                        24,017
 2/28/2001                                  23,692                        21,828
 3/31/2001                                  22,313                        20,446
 4/30/2001                                  24,067                        22,034
 5/31/2001                                  24,120                        22,181
 6/30/2001                                  23,414                        21,642
 7/31/2001                                  23,051                        21,429
 8/31/2001                                  21,403                        20,089
 9/30/2001                                  19,756                        18,466
10/31/2001                                  20,120                        18,819
11/30/2001                                  21,714                        20,262
12/31/2001                                  21,692                        20,440
 1/31/2002                                  21,350                        20,141
 2/28/2002                                  21,018                        19,753
 3/31/2002                                  21,717                        20,496
 4/30/2002                                  20,455                        19,254
 5/31/2002                                  20,166                        19,113
 6/30/2002                                  18,893                        17,752
 7/31/2002                                  17,545                        16,368
 8/31/2002                                  17,534                        16,475
 9/30/2002                                  15,876                        14,686
10/31/2002                                  17,224                        15,978
11/30/2002                                  18,123                        16,917
12/31/2002                                  16,957                        15,924
 1/31/2003                                  16,582                        15,508
 2/28/2003                                  16,283                        15,275
 3/31/2003                                  16,443                        15,421
 4/30/2003                                  17,664                        16,692
 5/31/2003                                  18,413                        17,571
 6/30/2003                                  18,633                        17,795
 7/31/2003                                  18,965                        18,109
 8/31/2003                                  19,308                        18,462
 9/30/2003                                  18,946                        18,266
10/31/2003                                  20,103                        19,299
11/30/2003                                  20,221                        19,469
12/31/2003                                  21,101                        20,489
 1/31/2004                                  21,359                        20,865
 2/29/2004                                  21,605                        21,155
 3/31/2004                                  21,286                        20,836
 4/30/2004                                  20,814                        20,509
 5/31/2004                                  21,200                        20,790
 6/30/2004                                  21,619                        21,194
 7/31/2004                                  20,782                        20,493
 8/31/2004                                  20,814                        20,575
 9/30/2004                                  21,172                        20,798
10/31/2004                                  21,408                        21,116
11/30/2004                                  22,470                        21,970
12/31/2004                                  22,975                        22,717
 1/31/2005                                  22,221                        22,163
 2/28/2005                                  22,652                        22,629
 3/31/2005                                  22,039                        22,229
 4/30/2005                                  21,573                        21,808
 5/31/2005                                  22,069                        22,501
 6/30/2005                                  21,702                        22,533
 7/31/2005                                  22,479                        23,371

--------------------------------------------------------------------------------
      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Class K shares of the Strong Growth and Income Fund, its predecessor fund, and for periods prior to December 31, 2001, reflects the performance of the Investor Class shares of the Strong Growth and Income Fund. Performance shown for the Advisor Class shares of the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class shares of the Strong Growth and Income Fund, its predecessor fund, and for periods prior to February 29, 2000, reflects the performance of the Investor Class shares of the Strong Growth and Income Fund, adjusted to reflect Advisor Class expenses. Performance shown for the Institutional Class shares of the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Institutional Class shares of the Strong Growth and Income Fund, its predecessor fund, and for periods prior to February 29, 2000, reflects the performance of the Investor Class shares of the Strong Growth and Income Fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Growth and Income Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND Investor Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Brandon M. Nelson, CFA                  12/30/1981
   Bruce C. Olson, CFA
   Thomas C. Ognar, CFA

HOW DID THE FUND PERFORM OVER THE SEVEN-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 3.60%(1) for the seven-month period ending July 31, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 2.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's many energy-related holdings all performed very well during the period, as oil prices exceeded $60 per barrel for the first time. So long as energy prices remain high, this sector should continue to put up strong numbers and grow considerably faster than the broader market. Additional Fund holdings that were successful performers included Google Incorporated, Gilead Sciences Incorporated, Ultra Petroleum Corporation and Marvell Technology Group Limited.

      On the downside, both eBay Incorporated and Juniper Networks Incorporated--which had been top performers for the Fund in 2004--suffered corrections on concerns that their near-term growth rates were slowing.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We made a number of portfolio changes in accordance with our investment discipline. These portfolio changes typically occur when we believe there is a significant change to a company's growth prospects or management structure, either on the upside or the downside.

      Applying this approach, we pared back the Fund's exposure to financial services stocks. We expect the rise in short-term interest rates to curtail these companies' profit margins. Conversely, as crude oil prices continued to rise during the period, we broadened the Fund's weightings in those companies that we believed would benefit directly from higher oil and natural gas prices. For example, a few of these companies include Valero Energy Corporation, CONSOL Energy Incorporated, and Transocean Incorporated.

      Another notable change in the Fund's portfolio was the emergence of Internet search company Google into the Fund's largest ten holdings. Google's revenue and earnings growth outlook continues to unfold at an astonishing rate, and our dynamic portfolio management process is designed to take advantage of these types of opportunities in a timely manner. In addition to Google's strong performance, other fast growth companies that added to this year's performance were Coach Incorporated, which expanded a once sleepy hand bag market by making it a fashion item for every occasion; WellPoint Incorporated, which is a leading managed care organization that is helping to control medical costs and is benefiting from the efficiencies brought about by a consolidating industry; and Genentech Incorporated, the biotech firm that has a key franchise in oncology with its blockbuster drug Avastin.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      After two solid years of upside performance, the market's pause in the first half of 2005 hasn't been a huge surprise, given that the Federal Reserve (the Fed) continued to increase interest rates to slow the economy and control inflation. We expect stocks to resume their upward trend once the Fed ends its rate-tightening cycle, likely sometime later this year or early in 2006. The U.S. economy appears to be growing modestly and in line with historical norms. Despite significantly higher energy costs and localized spikes in real estate prices, inflation is largely contained due to the forces of free trade and increased globalization.

      Growth stocks--particularly larger-capitalization growth companies--have generally underperformed the broader market over the last five years. We believe this trend will eventually reverse as many of these growth companies' earnings multiples are on par with companies that have significantly lower long-term earnings growth prospects.

      Nonetheless, we are continuing to focus our investments on those companies that are generating significantly above-average revenue and earnings growth. These companies tend to be dominant or gaining market share in their respective industries, are managed by effective and motivated leadership, and are benefiting from broad forces that further drive their growth and success.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
The views expressed are as of July 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                             6-Month*   7-Month*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------
   Large Cap Growth Fund - Investor Class      8.32       3.60      16.34   (9.92)     6.46
--------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------
     S&P 500 Index(2)                          5.45       2.88      14.04   (1.35)     9.98
--------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------
   Beta**                                                                1.06
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               29.15x
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   4.57x
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                            $ 21.43
--------------------------------------------------------------------------------
   Portfolio Turnover                                                      50%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                 20%
Consumer Staples                                        8%
Energy                                                 10%
Financials                                              6%
Health Care                                            20%
Industrials                                             7%
Information Technology                                 26%
Materials                                               3%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Procter & Gamble Company                                              3.08%
--------------------------------------------------------------------------------
   Dell Incorporated                                                     3.04%
--------------------------------------------------------------------------------
   Target Corporation                                                    3.00%
--------------------------------------------------------------------------------
   Google Incorporated Class A                                           2.81%
--------------------------------------------------------------------------------
   Juniper Networks Incorporated                                         2.61%
--------------------------------------------------------------------------------
   Marriott International Incorporated Class A                           2.53%
--------------------------------------------------------------------------------
   Johnson & Johnson                                                     2.50%
--------------------------------------------------------------------------------
   Yahoo! Incorporated                                                   2.36%
--------------------------------------------------------------------------------
   St. Jude Medical Incorporated                                         2.27%
--------------------------------------------------------------------------------
   Marvell Technology Group Limited                                      2.23%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5) (AS OF JULY 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                Wells Fargo Advantage Large Cap          S&P 500
                                 Growth Fund - Investor Class             Index
 7/31/1995                                  10,000                        10,000
 8/31/1995                                   9,971                        10,025
 9/30/1995                                  10,346                        10,448
10/31/1995                                  10,056                        10,410
11/30/1995                                  10,458                        10,867
12/31/1995                                  10,658                        11,076
 1/31/1996                                  10,809                        11,453
 2/29/1996                                  10,981                        11,559
 3/31/1996                                  11,147                        11,671
 4/30/1996                                  11,309                        11,843
 5/31/1996                                  11,622                        12,147
 6/30/1996                                  11,277                        12,194
 7/31/1996                                  10,590                        11,655
 8/31/1996                                  10,801                        11,902
 9/30/1996                                  11,665                        12,571
10/31/1996                                  11,869                        12,917
11/30/1996                                  12,513                        13,893
12/31/1996                                  12,158                        13,618
 1/31/1997                                  12,913                        14,468
 2/28/1997                                  12,685                        14,582
 3/31/1997                                  12,013                        13,984
 4/30/1997                                  12,469                        14,818
 5/31/1997                                  13,100                        15,719
 6/30/1997                                  13,672                        16,423
 7/31/1997                                  14,895                        17,729
 8/31/1997                                  14,210                        16,737
 9/30/1997                                  14,918                        17,653
10/31/1997                                  14,644                        17,064
11/30/1997                                  14,909                        17,853
12/31/1997                                  15,097                        18,159
 1/31/1998                                  15,045                        18,360
 2/28/1998                                  15,970                        19,683
 3/31/1998                                  16,644                        20,691
 4/30/1998                                  16,781                        20,899
 5/31/1998                                  16,564                        20,540
 6/30/1998                                  17,586                        21,374
 7/31/1998                                  17,643                        21,147
 8/31/1998                                  15,237                        18,092
 9/30/1998                                  16,314                        19,252
10/31/1998                                  16,640                        20,816
11/30/1998                                  17,601                        22,077
12/31/1998                                  19,935                        23,349
 1/31/1999                                  21,467                        24,325
 2/28/1999                                  20,524                        23,569
 3/31/1999                                  22,143                        24,511
 4/30/1999                                  22,565                        25,461
 5/31/1999                                  21,582                        24,860
 6/30/1999                                  23,057                        26,239
 7/31/1999                                  22,554                        25,421
 8/31/1999                                  22,542                        25,295
 9/30/1999                                  22,392                        24,602
10/31/1999                                  24,005                        26,158
11/30/1999                                  25,705                        26,690
12/31/1999                                  31,845                        28,261
 1/31/2000                                  29,566                        26,841
 2/29/2000                                  35,638                        26,334
 3/31/2000                                  35,293                        28,908
 4/30/2000                                  31,919                        28,039
 5/31/2000                                  29,614                        27,465
 6/30/2000                                  32,142                        28,142
 7/31/2000                                  31,513                        27,703
 8/31/2000                                  35,462                        29,423
 9/30/2000                                  34,184                        27,870
10/31/2000                                  30,756                        27,751
11/30/2000                                  26,916                        25,565
12/31/2000                                  27,576                        25,691
 1/31/2001                                  25,918                        26,601
 2/28/2001                                  21,961                        24,177
 3/31/2001                                  20,264                        22,647
 4/30/2001                                  21,572                        24,405
 5/31/2001                                  21,271                        24,569
 6/30/2001                                  20,724                        23,971
 7/31/2001                                  20,049                        23,735
 8/31/2001                                  18,527                        22,251
 9/30/2001                                  16,933                        20,454
10/31/2001                                  17,107                        20,844
11/30/2001                                  18,780                        22,443
12/31/2001                                  18,678                        22,639
 1/31/2002                                  18,392                        22,309
 2/28/2002                                  17,520                        21,879
 3/31/2002                                  18,019                        22,702
 4/30/2002                                  16,893                        21,326
 5/31/2002                                  16,378                        21,170
 6/30/2002                                  15,196                        19,662
 7/31/2002                                  13,879                        18,130
 8/31/2002                                  13,824                        18,249
 9/30/2002                                  12,634                        16,267
10/31/2002                                  13,649                        17,698
11/30/2002                                  14,450                        18,738
12/31/2002                                  13,094                        17,638
 1/31/2003                                  12,912                        17,177
 2/28/2003                                  12,904                        16,919
 3/31/2003                                  13,086                        17,081
 4/30/2003                                  13,951                        18,489
 5/31/2003                                  14,926                        19,462
 6/30/2003                                  14,879                        19,711
 7/31/2003                                  15,251                        20,058
 8/31/2003                                  15,584                        20,449
 9/30/2003                                  15,236                        20,232
10/31/2003                                  16,235                        21,376
11/30/2003                                  16,354                        21,564
12/31/2003                                  16,608                        22,694
 1/31/2004                                  16,830                        23,111
 2/29/2004                                  16,972                        23,432
 3/31/2004                                  16,703                        23,078
 4/30/2004                                  16,243                        22,717
 5/31/2004                                  16,742                        23,028
 6/30/2004                                  17,163                        23,475
 7/31/2004                                  16,068                        22,698
 8/31/2004                                  15,949                        22,790
 9/30/2004                                  16,623                        23,036
10/31/2004                                  16,853                        23,388
11/30/2004                                  17,607                        24,334
12/31/2004                                  18,043                        25,162
 1/31/2005                                  17,258                        24,549
 2/28/2005                                  17,393                        25,065
 3/31/2005                                  17,163                        24,621
 4/30/2005                                  16,750                        24,155
 5/31/2005                                  17,789                        24,923
 6/30/2005                                  17,853                        24,958
 7/31/2005                                  18,693                        25,886

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Large Cap Growth Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND Investor Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS            FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (February 1, 2005 to July 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning     Ending
                                                         Account      Account     Expenses
                                                          Value        Value     Paid During     Net Annual
                                                        2/01/2005    7/31/2005    Period(1)    Expense Ratio
   Capital Growth Fund
---------------------------------------------------------------------------------------------------------------
   Capital Growth Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,100.20     $  4.79         0.92%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.23     $  4.61         0.92%
---------------------------------------------------------------------------------------------------------------
   Capital Growth Fund - Institutional Class
   Actual(2)                                           $ 1,000.00   $ 1,098.60     $  2.58         0.80%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.83     $  4.01         0.80%
---------------------------------------------------------------------------------------------------------------
   Capital Growth Fund - Investor Class
   Actual                                              $ 1,000.00   $ 1,097.00     $  7.44         1.43%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,017.70     $  7.15         1.43%
---------------------------------------------------------------------------------------------------------------
   Dividend Income Fund
---------------------------------------------------------------------------------------------------------------
   Dividend Income Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,066.30     $  4.92         0.96%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.03     $  4.81         0.96%
---------------------------------------------------------------------------------------------------------------
   Dividend Income Fund - Investor Class
   Actual                                              $ 1,000.00   $ 1,064.00     $  7.01         1.37%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.00     $  6.85         1.37%
---------------------------------------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)            WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                        Beginning     Ending
                                                         Account      Account     Expenses
                                                          Value        Value     Paid During    Net Annual
                                                        2/01/2005    7/31/2005    Period(1)    Expense Ratio
   Growth Fund
---------------------------------------------------------------------------------------------------------------
   Growth Fund - Class C
   Actual                                              $ 1,000.00   $ 1,074.70     $  7.97         1.55%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,017.11     $  7.75         1.55%
---------------------------------------------------------------------------------------------------------------
   Growth Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,077.90     $  4.95         0.96%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.03     $  4.81         0.96%
---------------------------------------------------------------------------------------------------------------
   Growth Fund - Advisor Class
   Actual                                              $ 1,000.00   $ 1,076.50     $  7.00         1.36%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.05     $  6.80         1.36%
---------------------------------------------------------------------------------------------------------------
   Growth Fund - Institutional Class
   Actual                                              $ 1,000.00   $ 1,078.20     $  4.74         0.92%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.23     $  4.61         0.92%
---------------------------------------------------------------------------------------------------------------
   Growth Fund - Investor Class
   Actual                                              $ 1,000.00   $ 1,075.40     $  7.62         1.48%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,017.46     $  7.40         1.48%
---------------------------------------------------------------------------------------------------------------
   Growth and Income Fund
---------------------------------------------------------------------------------------------------------------
   Growth and Income Fund - Administrator Class
   Actual                                              $ 1,000.00   $ 1,013.40     $  4.74         0.95%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.08     $  4.76         0.95%
---------------------------------------------------------------------------------------------------------------
   Growth and Income Fund - Advisor Class
   Actual                                              $ 1,000.00   $ 1,012.00     $  6.09         1.22%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.74     $  6.11         1.22%
---------------------------------------------------------------------------------------------------------------
   Growth and Income Fund - Institutional Class
   Actual                                              $ 1,000.00   $ 1,015.60     $  2.80         0.56%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,022.02     $  2.81         0.56%
---------------------------------------------------------------------------------------------------------------
   Growth and Income Fund - Investor Class
   Actual                                              $ 1,000.00   $ 1,011.60     $  6.63         1.33%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.20     $  6.66         1.33%
---------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund
---------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund - Investor Class
   Actual                                              $ 1,000.00   $ 1,083.20     $  6.25         1.21%
---------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.79     $  6.06         1.21%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT SIX-MONTH PERIOD DIVIDED BY 365 (TO REFLECT THE SIX-MONTH PERIOD).

(2) THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2005. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 112/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO JULY 31, 2005).

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 95.70%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.76%
         34,600    LOWE'S COMPANIES INCORPORATED                                                                    $     2,291,212
                                                                                                                    ---------------

BUSINESS SERVICES - 9.79%
        249,480    CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                             5,620,784
         62,270    ELECTRONIC ARTS INCORPORATED+                                                                          3,586,752
        174,320    JUNIPER NETWORKS INCORPORATED+                                                                         4,181,937
        604,250    ORACLE CORPORATION+                                                                                    8,205,715
        241,670    YAHOO! INCORPORATED+                                                                                   8,057,278
                                                                                                                         29,652,466
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 6.13%
         36,500    AMGEN INCORPORATED+                                                                                    2,910,875
         82,630    GENZYME CORPORATION+                                                                                   6,148,498
        127,210    GILEAD SCIENCES INCORPORATED+                                                                          5,700,280
        183,450    SCHERING-PLOUGH CORPORATION                                                                            3,819,429
                                                                                                                         18,579,082
                                                                                                                    ---------------

COMMUNICATIONS - 4.37%
        492,150    SPRINT NEXTEL CORPORATION                                                                             13,238,835
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 2.53%
         89,160    MARSHALL & ILSLEY CORPORATION                                                                          4,094,227
         70,820    WACHOVIA CORPORATION                                                                                   3,567,912
                                                                                                                          7,662,139
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.94%
        419,310    WILLIAMS COMPANIES INCORPORATED                                                                        8,906,144
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 17.01%
        159,300    BROADCOM CORPORATION CLASS A+                                                                          6,813,261
        383,770    GENERAL ELECTRIC COMPANY                                                                              13,240,065
         49,920    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           4,290,624
         59,450    INTERNATIONAL RECTIFIER CORPORATION+                                                                   2,797,122
        192,340    MARVELL TECHNOLOGY GROUP LIMITED+                                                                      8,403,335
        227,500    MOTOROLA INCORPORATED                                                                                  4,818,450
        202,820    QUALCOMM INCORPORATED                                                                                  8,009,362
         99,430    TEXAS INSTRUMENTS INCORPORATED                                                                         3,157,897
                                                                                                                         51,530,116
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.14%
         91,260    WM. WRIGLEY JR. COMPANY                                                                                6,492,236
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.73%
         39,100    FEDERATED DEPARTMENT STORES INCORPORATED                                                               2,966,517
         38,545    TARGET CORPORATION                                                                                     2,264,519
                                                                                                                          5,231,036
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.51%
         40,090    ALCON INCORPORATED                                                                                     4,592,310
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.94%
         85,760    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            5,871,987
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.79%
        300,450    DELL INCORPORATED+                                                                                    12,159,211
        615,440    EMC CORPORATION+                                                                                       8,425,374
                                                                                                                         20,584,585
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS - 11.51%
         70,820    ALLSTATE CORPORATION                                                                             $     4,338,433
         33,750    CHUBB CORPORATION                                                                                      2,997,675
         46,760    PRUDENTIAL FINANCIAL INCORPORATED                                                                      3,128,244
        208,550    UNITEDHEALTH GROUP INCORPORATED<<                                                                     10,907,165
        190,870    WELLPOINT INCORPORATED+                                                                               13,502,144
                                                                                                                         34,873,661
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 1.08%
         93,620    COACH INCORPORATED+                                                                                    3,286,998
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.36%
         82,100    BECTON DICKINSON & COMPANY                                                                             4,545,877
         43,520    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                          2,918,016
        162,510    MEDTRONIC INCORPORATED                                                                                 8,765,789
                                                                                                                         16,229,682
                                                                                                                    ---------------

METAL MINING - 1.35%
        294,610    PLACER DOME INCORPORATED                                                                               4,086,241
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.49%
        117,950    JOHNSON & JOHNSON                                                                                      7,544,082
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 3.49%
        340,330    CVS CORPORATION                                                                                       10,560,440
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 6.17%
        114,700    CANADIAN NATURAL RESOURCES LIMITED                                                                     4,769,226
        117,270    HALLIBURTON COMPANY                                                                                    6,572,983
        130,050    TRANSOCEAN INCORPORATED+                                                                               7,338,722
                                                                                                                         18,680,931
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.00%
        180,600    VIACOM INCORPORATED CLASS B                                                                            6,048,294
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.00%
         28,950    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  3,043,514
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 1.30%
        277,640    SOUTHWEST AIRLINES COMPANY                                                                             3,939,712
                                                                                                                    ---------------

WATER TRANSPORTATION - 1.02%
         67,760    ROYAL CARIBBEAN CRUISES LIMITED                                                                        3,079,692
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.29%
         46,510    NIKE INCORPORATED CLASS B                                                                              3,897,538
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $265,295,956)                                                                                 289,902,933
                                                                                                                    ---------------

PRINCIPAL

COLLATERAL FOR SECURITIES LENDING - 3.39%
    $10,273,500    INTEREST-BEARING CUSTODY CASH ACCOUNT                                                                 10,273,500
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,273,500)                                                               10,273,500
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 4.42%

MUTUAL FUND - 4.42%
     13,399,796    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      $    13,399,796
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,399,796)                                                                          13,399,796
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $288,969,252)*                                  103.51%                                                       $   313,576,229

OTHER ASSETS AND LIABILITIES, NET                      (3.51)                                                           (10,629,071)
                                                      ------                                                        ---------------

TOTAL NET ASSETS                                      100.00%                                                       $   302,947,158
                                                      ======                                                        ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,399,796.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $289,544,463 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                $   26,710,892
      GROSS UNREALIZED DEPRECIATION                    (2,679,126)
                                                   --------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)   $   24,031,766

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.34%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.44%
         23,200    HOME DEPOT INCORPORATED                                                                          $     1,009,432
                                                                                                                    ---------------

BUSINESS SERVICES - 1.96%
        174,700    MICROSOFT CORPORATION                                                                                  4,474,067
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 12.85%
         19,300    ABBOTT LABORATORIES                                                                                      899,959
         18,900    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  1,129,464
         35,600    BRISTOL-MYERS SQUIBB COMPANY<<                                                                           889,288
         92,000    DOW CHEMICAL COMPANY                                                                                   4,411,400
        115,700    E.I. DU PONT DE NEMOURS AND COMPANY                                                                    4,938,076
         20,500    ELI LILLY & COMPANY                                                                                    1,154,560
         35,100    LYONDELL CHEMICAL COMPANY<<                                                                              980,694
         23,200    MERCK & COMPANY INCORPORATED                                                                             720,592
        241,400    PFIZER INCORPORATED                                                                                    6,397,100
         95,300    PROCTER & GAMBLE COMPANY<<                                                                             5,301,539
         56,000    WYETH                                                                                                  2,562,000
                                                                                                                         29,384,672
                                                                                                                    ---------------

COMMUNICATIONS - 3.38%
        100,000    BCE INCORPORATED                                                                                       2,416,000
         26,400    BELLSOUTH CORPORATION                                                                                    728,640
         32,400    SBC COMMUNICATIONS INCORPORATED                                                                          792,180
         29,400    VERIZON COMMUNICATIONS INCORPORATED                                                                    1,006,362
        108,000    VODAFONE GROUP PLC ADR<<                                                                               2,789,640
                                                                                                                          7,732,822
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 18.44%
         60,000    AMSOUTH BANCORPORATION<<                                                                               1,674,600
        175,300    BANK OF AMERICA CORPORATION                                                                            7,643,080
         35,900    BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,105,002
         23,000    BB&T CORPORATION                                                                                         961,860
        211,600    CITIGROUP INCORPORATED                                                                                 9,204,600
         23,200    COMMERCE BANCORP INCORPORATED<<                                                                          787,176
        108,200    JP MORGAN CHASE & COMPANY                                                                              3,802,148
         28,000    KEYCORP<<                                                                                                958,720
         30,800    MELLON FINANCIAL CORPORATION                                                                             938,168
         87,000    NORTH FORK BANCORPORATION INCORPORATED                                                                 2,382,930
         17,300    PNC FINANCIAL SERVICES GROUP                                                                             948,386
         65,433    REGIONS FINANCIAL CORPORATION                                                                          2,201,166
         27,500    STATE STREET CORPORATION                                                                               1,367,850
         12,600    SUNTRUST BANKS INCORPORATED                                                                              916,272
         54,600    US BANCORP                                                                                             1,641,276
         85,000    WACHOVIA CORPORATION                                                                                   4,282,300
         32,300    WASHINGTON MUTUAL INCORPORATED                                                                         1,372,104
                                                                                                                         42,187,638
                                                                                                                    ---------------

EATING & DRINKING PLACES - 2.10%
        154,400    MCDONALD'S CORPORATION                                                                                 4,812,648
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 5.08%
         22,800    AMEREN CORPORATION                                                                                     1,268,136
         71,800    CITIZENS COMMUNICATIONS COMPANY<<                                                                        943,452
         27,200    CONSOLIDATED EDISON INCORPORATED<<                                                                     1,309,952
         20,300    CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,222,263
         18,400    DOMINION RESOURCES INCORPORATED                                                                        1,359,024
         40,800    DUKE ENERGY CORPORATION<<                                                                              1,205,232

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
         40,000    EXELON CORPORATION<<                                                                             $     2,140,800
         55,400    SOUTHERN COMPANY                                                                                       1,938,446
          2,800    TXU CORPORATION                                                                                          242,592
                                                                                                                         11,629,897
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.29%
          6,400    EMERSON ELECTRIC COMPANY                                                                                 421,120
        183,400    GENERAL ELECTRIC COMPANY                                                                               6,327,300
        196,900    INTEL CORPORATION                                                                                      5,343,866
                                                                                                                         12,092,286
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.66%
         17,500    ILLINOIS TOOL WORKS INCORPORATED                                                                       1,498,875
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.27%
         43,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  1,907,050
         33,300    COCA-COLA COMPANY                                                                                      1,457,208
         32,200    CONAGRA FOODS INCORPORATED                                                                               731,262
         17,400    GENERAL MILLS INCORPORATED                                                                               824,760
         39,000    HJ HEINZ COMPANY                                                                                       1,434,420
         15,300    KELLOGG COMPANY                                                                                          693,243
          8,100    PEPSICO INCORPORATED                                                                                     441,693
                                                                                                                          7,489,636
                                                                                                                    ---------------

FORESTRY - 0.30%
          9,900    WEYERHAEUSER COMPANY                                                                                     682,902
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.26%
         17,700    ETHAN ALLEN INTERIORS INCORPORATED<<                                                                     584,100
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.32%
          6,700    SEARS HOLDINGS CORPORATION+                                                                            1,033,341
         40,200    WAL-MART STORES INCORPORATED                                                                           1,983,870
                                                                                                                          3,017,211
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.16%
         32,500    3M COMPANY                                                                                             2,437,500
         46,000    CATERPILLAR INCORPORATED                                                                               2,479,860
         23,200    HEWLETT-PACKARD COMPANY                                                                                  571,184
         43,200    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            3,605,472
          9,400    PITNEY BOWES INCORPORATED                                                                                419,052
                                                                                                                          9,513,068
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.41%
         18,500    JEFFERSON-PILOT CORPORATION                                                                              928,145
                                                                                                                    ---------------

INSURANCE CARRIERS - 4.48%
         78,000    ALLSTATE CORPORATION                                                                                   4,778,280
         53,300    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              3,208,660
          5,600    CHUBB CORPORATION                                                                                        497,392
         14,900    LINCOLN NATIONAL CORPORATION                                                                             719,670
          9,200    SAFECO CORPORATION                                                                                       505,448
         12,100    ST. PAUL COMPANIES INCORPORATED                                                                          532,642
                                                                                                                         10,242,092
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.44%
         12,500    BAXTER INTERNATIONAL INCORPORATED                                                                        490,875
          9,400    BECTON DICKINSON & COMPANY                                                                               520,478
                                                                                                                          1,011,353
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.14%
         40,600    JOHNSON & JOHNSON                                                                                      2,596,776
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 0.66%
         33,000    COSTCO WHOLESALE CORPORATION                                                                     $     1,517,010
                                                                                                                    ---------------

MOTION PICTURES - 0.26%
         23,200    WALT DISNEY COMPANY                                                                                      594,848
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.67%
         28,000    AMERICAN EXPRESS COMPANY                                                                               1,540,000
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 5.48%
         10,000    BJ SERVICES COMPANY                                                                                      609,900
         18,500    BURLINGTON RESOURCES INCORPORATED                                                                      1,186,035
          6,500    ENSCO INTERNATIONAL INCORPORATED                                                                         262,470
          9,700    EOG RESOURCES INCORPORATED                                                                               592,670
          9,300    EQUITABLE RESOURCES INCORPORATED                                                                         660,765
         12,000    KERR-MCGEE CORPORATION                                                                                   962,520
         10,000    NABORS INDUSTRIES LIMITED+                                                                               654,500
         22,000    NEWFIELD EXPLORATION COMPANY+                                                                            934,780
          8,100    NOBLE ENERGY INCORPORATED                                                                                668,331
         14,700    PIONEER NATURAL RESOURCES COMPANY                                                                        636,951
          5,000    ROWAN COMPANIES INCORPORATED                                                                             170,800
         28,900    SCHLUMBERGER LIMITED                                                                                   2,420,086
         16,300    TALISMAN ENERGY INCORPORATED                                                                             711,658
          9,300    TOTAL SA ADR<<                                                                                         1,162,500
         14,000    UNOCAL CORPORATION                                                                                       907,900
                                                                                                                         12,541,866
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.51%
         30,400    INTERNATIONAL PAPER COMPANY                                                                              960,640
          3,400    KIMBERLY-CLARK CORPORATION                                                                               216,784
                                                                                                                          1,177,424
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 12.94%
         21,000    ASHLAND INCORPORATED<<                                                                                 1,290,450
         63,700    BP PLC ADR                                                                                             4,196,556
         22,200    CHEVRONTEXACO CORPORATION                                                                              1,287,822
        119,000    CONOCOPHILLIPS                                                                                         7,448,210
        141,400    EXXON MOBIL CORPORATION                                                                                8,307,250
         27,110    MARATHON OIL CORPORATION<<                                                                             1,582,140
         71,700    ROYAL DUTCH PETROLEUM COMPANY                                                                          4,398,078
         13,300    VALERO ENERGY CORPORATION                                                                              1,100,974
                                                                                                                         29,611,480
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.00%
         81,200    ALCOA INCORPORATED                                                                                     2,277,660
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.32%
         10,000    GANNETT COMPANY INCORPORATED                                                                             729,600
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.87%
         23,600    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               1,280,300
         10,100    UNION PACIFIC CORPORATION                                                                                710,131
                                                                                                                          1,990,431
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.64%
         47,500    MORGAN STANLEY                                                                                         2,519,875
         18,500    T ROWE PRICE GROUP INCORPORATED                                                                        1,227,475
                                                                                                                          3,747,350
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TOBACCO PRODUCTS - 2.52%
         46,500    ALTRIA GROUP INCORPORATED                                                                        $     3,113,640
         57,700    UST INCORPORATED<<                                                                                     2,655,354
                                                                                                                          5,768,994
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 5.49%
         33,900    BOEING COMPANY                                                                                         2,237,739
         14,000    GENERAL DYNAMICS CORPORATION                                                                           1,612,660
         43,200    GENERAL MOTORS CORPORATION<<                                                                           1,590,624
         70,100    HONEYWELL INTERNATIONAL INCORPORATED                                                                   2,753,528
         35,000    JOHNSON CONTROLS INCORPORATED                                                                          2,010,400
         46,600    UNITED TECHNOLOGIES CORPORATION                                                                        2,362,620
                                                                                                                         12,567,571
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $184,614,996)                                                                                 224,951,854
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 11.45%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.30%
        686,668    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          686,668
                                                                                                                    ---------------

PRINCIPAL                                                                     INTEREST RATE      MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 11.15%
    $25,500,000    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $25,502,345)                                    3.31%           08/01/2005            25,500,000
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $26,186,668)                                                               26,186,668
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.39%

SHARES

MUTUAL FUND - 1.39%
      3,191,337    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            3,191,337
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,191,337)                                                                            3,191,337
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $213,993,001)*                                  111.18%                                                       $   254,329,859
  OTHER ASSETS AND LIABILITIES, NET                   (11.18)                                                           (25,573,191)
                                                      ------                                                        ---------------
        TOTAL NET ASSETS                              100.00%                                                       $   228,756,668
                                                      ======                                                        ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,191,337.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $217,532,306 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                  $ 43,791,351
      GROSS UNREALIZED DEPRECIATION                    (6,993,798)
                                                     ------------

      NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 36,797,553

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.65%

AMUSEMENT & RECREATION SERVICES - 1.24%
        580,000    LIFETIME FITNESS INCORPORATED+                                                                   $    19,488,000
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 1.92%
        120,000    CARTER'S INCORPORATED+                                                                                 7,302,000
        219,550    GOLF GALAXY INCORPORATED+                                                                              4,085,825
        310,000    URBAN OUTFITTERS INCORPORATED+                                                                        18,820,100
                                                                                                                         30,207,925
                                                                                                                    ---------------

BUSINESS SERVICES - 19.75%
        950,000    ALLIANCE DATA SYSTEMS CORPORATION+                                                                    40,441,500
        335,000    ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                  9,158,900
        310,000    CERNER CORPORATION+                                                                                   23,380,200
        480,000    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                           23,558,400
        305,000    COGNOS INCORPORATED+                                                                                  11,931,600
         75,000    DIGITAL RIVER INCORPORATED+                                                                            2,998,125
        185,000    EBAY INCORPORATED+                                                                                     7,729,300
        125,000    F5 NETWORKS INCORPORATED+<<                                                                            5,272,500
        150,000    GOOGLE INCORPORATED CLASS A+                                                                          43,164,000
      1,020,000    JUNIPER NETWORKS INCORPORATED+                                                                        24,469,800
        705,000    MICROSOFT CORPORATION                                                                                 18,055,050
        405,000    NAVTEQ CORPORATION+<<                                                                                 17,807,850
        895,000    ORACLE CORPORATION+                                                                                   12,154,100
        265,000    RED HAT INCORPORATED+                                                                                  4,038,600
        410,000    SATYAM COMPUTER SERVICES LIMITED                                                                      11,717,800
        300,000    TIBCO SOFTWARE INCORPORATED+                                                                           2,307,000
        200,000    VERISIGN INCORPORATED+                                                                                 5,262,000
        375,000    WEBEX COMMUNICATIONS INCORPORATED+                                                                    10,713,750
      1,100,000    YAHOO! INCORPORATED+                                                                                  36,674,000
                                                                                                                        310,834,475
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 7.46%
        290,000    AMGEN INCORPORATED+                                                                                   23,127,500
        150,000    GENZYME CORPORATION+                                                                                  11,161,500
        345,000    GILEAD SCIENCES INCORPORATED+                                                                         15,459,450
        200,000    MGI PHARMA INCORPORATED+                                                                               5,460,000
        125,000    MONSANTO COMPANY                                                                                       8,421,250
         85,000    NOVARTIS AG ADR                                                                                        4,140,350
        280,000    PRAXAIR INCORPORATED                                                                                  13,829,200
        565,000    PROCTER & GAMBLE COMPANY<<                                                                            31,430,950
        210,000    SCHERING-PLOUGH CORPORATION                                                                            4,372,200
                                                                                                                        117,402,400
                                                                                                                    ---------------

COAL MINING - 1.80%
        420,000    CONSOL ENERGY INCORPORATED                                                                            28,291,200
                                                                                                                    ---------------

COMMUNICATIONS - 5.19%
        175,000    ADTRAN INCORPORATED                                                                                    4,683,000
        480,000    AMERICA MOVIL SA DE CV ADR SERIES L                                                                   10,684,800
        900,000    INPHONIC INCORPORATED+                                                                                14,400,000
         35,000    J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                 1,403,850
        313,840    NEUSTAR INCORPORATED CLASS A+                                                                          8,787,520
        500,000    NII HOLDINGS INCORPORATED+<<                                                                          37,220,000
        125,000    XM SATELLITE RADIO HOLDINGS INCORPORATED+                                                              4,453,750
                                                                                                                         81,632,920
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 0.23%
        125,000    EURONET WORLDWIDE INCORPORATED+                                                                        3,676,875
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
EATING & DRINKING PLACES - 1.87%
        125,000    P.F. CHANG'S CHINA BISTRO INCORPORATED+                                                          $     7,123,750
        140,000    RED ROBIN GOURMET BURGERS INCORPORATED+                                                                8,405,600
        370,000    TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                 13,919,400
                                                                                                                         29,448,750
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.05%
        355,000    ALTERA CORPORATION+                                                                                    7,763,850
        200,000    ANALOG DEVICES INCORPORATED                                                                            7,840,000
         90,000    BROADCOM CORPORATION CLASS A+                                                                          3,849,300
      1,055,000    CISCO SYSTEMS INCORPORATED+                                                                           20,203,250
        845,000    COMVERSE TECHNOLOGY INCORPORATED+                                                                     21,370,050
        400,000    FLEXTRONICS INTERNATIONAL LIMITED+                                                                     5,416,000
        635,000    GENERAL ELECTRIC COMPANY                                                                              21,907,500
        515,000    MARVELL TECHNOLOGY GROUP LIMITED+                                                                     22,500,350
        200,000    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                 8,374,000
        750,000    MICROCHIP TECHNOLOGY INCORPORATED                                                                     23,302,500
        215,000    NATIONAL SEMICONDUCTOR CORPORATION                                                                     5,312,650
        240,000    QUALCOMM INCORPORATED                                                                                  9,477,600
        355,000    TESSERA TECHNOLOGIES INCORPORATED+                                                                    12,467,600
        100,000    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                4,152,000
                                                                                                                        173,936,650
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.05%
         47,050    KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                   789,029
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.53%
        555,000    JANUS CAPITAL GROUP INCORPORATED                                                                       8,336,100
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.33%
         95,000    PEPSICO INCORPORATED                                                                                   5,180,350
                                                                                                                    ---------------

FOOD STORES - 0.61%
         70,000    WHOLE FOODS MARKET INCORPORATED                                                                        9,555,700
                                                                                                                    ---------------

FURNITURE & FIXTURES - 1.18%
        195,000    KINETIC CONCEPTS INCORPORATED+                                                                        11,694,150
        400,000    TEMPUR-PEDIC INTERNATIONAL+                                                                            6,884,000
                                                                                                                         18,578,150
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.68%
        450,000    TARGET CORPORATION                                                                                    26,437,500
                                                                                                                    ---------------

HEALTH SERVICES - 5.59%
        225,000    CAREMARK RX INCORPORATED+                                                                             10,030,500
        375,000    COMMUNITY HEALTH SYSTEMS+                                                                             14,478,750
        325,000    COVANCE INCORPORATED+<<                                                                               16,103,750
        335,000    SIERRA HEALTH SERVICES INCORPORATED+                                                                  22,592,400
        500,000    TRIAD HOSPITALS INCORPORATED+                                                                         24,835,000
                                                                                                                         88,040,400
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.33%
         45,000    ALCON INCORPORATED                                                                                     5,154,750
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 5.80%
        300,000    BOYD GAMING CORPORATION                                                                               15,732,000
        295,000    HILTON HOTELS CORPORATION                                                                              7,301,250
        380,000    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           26,018,600
        575,000    STATION CASINOS INCORPORATED                                                                          42,233,750
                                                                                                                         91,285,600
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.37%
        105,000    APPLE COMPUTER INCORPORATED+                                                                     $     4,478,250
        825,000    DELL INCORPORATED+                                                                                    33,387,750
      1,585,000    EMC CORPORATION+                                                                                      21,698,650
        450,000    GRANT PRIDECO INCORPORATED+                                                                           14,445,000
        600,000    JOY GLOBAL INCORPORATED                                                                               24,642,000
         55,000    MICROS SYSTEMS INCORPORATED+                                                                           2,362,250
        150,000    MIDDLEBY CORPORATION+                                                                                 10,479,000
        380,000    SMITH INTERNATIONAL INCORPORATED                                                                      25,817,200
        610,000    XYRATEX LIMITED+                                                                                      10,217,500
                                                                                                                        147,527,600
                                                                                                                    ---------------

INSURANCE CARRIERS - 2.69%
        210,000    AETNA INCORPORATED                                                                                    16,254,000
        345,000    CENTENE CORPORATION+                                                                                  10,108,500
        240,000    PRUDENTIAL FINANCIAL INCORPORATED                                                                     16,056,000
                                                                                                                         42,418,500
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.65%
        290,000    COACH INCORPORATED+                                                                                   10,181,900
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.30%
        175,000    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                         11,733,750
        150,000    HAEMONETICS CORPORATION                                                                                6,334,500
        250,000    LASERSCOPE+<<                                                                                          8,280,000
        100,000    RESMED INCORPORATED+                                                                                   6,700,000
        800,000    SIRF TECHNOLOGY HOLDINGS INCORPORATED+                                                                17,480,000
        750,000    ST. JUDE MEDICAL INCORPORATED+                                                                        35,557,500
        275,000    SYMMETRY MEDICAL INCORPORATED+                                                                         6,855,750
         75,000    ZIMMER HOLDINGS INCORPORATED+                                                                          6,177,000
                                                                                                                         99,118,500
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 4.54%
         50,000    COLDWATER CREEK INCORPORATED+                                                                          1,384,500
        285,000    CVS CORPORATION                                                                                        8,843,550
        905,000    DICK'S SPORTING GOODS INCORPORATED+                                                                   35,946,600
        290,000    MICHAELS STORES INCORPORATED<<                                                                        11,890,000
        450,000    PETSMART INCORPORATED                                                                                 13,387,500
                                                                                                                         71,452,150
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.24%
        110,000    FIRST MARBLEHEAD CORPORATION+                                                                          3,822,500
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 5.40%
        300,000    ENSCO INTERNATIONAL INCORPORATED                                                                      12,114,000
         50,000    NABORS INDUSTRIES LIMITED+                                                                             3,272,500
        170,000    NOBLE CORPORATION                                                                                     11,420,600
        400,000    PATTERSON-UTI ENERGY INCORPORATED                                                                     13,132,000
        660,000    ULTRA PETROLEUM CORPORATION+                                                                          25,027,200
        570,000    XTO ENERGY INCORPORATED                                                                               20,001,300
                                                                                                                         84,967,600
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.25%
        223,900    ALON USA ENERGY INCORPORATED+                                                                          3,974,225
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.64%
        625,000    OPTIONSXPRESS HOLDINGS INCORPORATED                                                                   10,137,500
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.84%
        200,000    BOEING COMPANY                                                                                        13,202,000
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WATER TRANSPORTATION - 1.22%

        365,000    CARNIVAL CORPORATION<<                                                                           $    19,126,000
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.90%
        280,000    HUGHES SUPPLY INCORPORATED                                                                             7,957,600
        425,000    PSS WORLD MEDICAL INCORPORATED+<<                                                                      6,213,500
                                                                                                                         14,171,100
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,254,847,801)                                                                             1,568,376,349
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 2.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.05%
        729,113    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          729,113
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE     MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 2.16%
    $ 4,000,000    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $4,000,368)                                           3.31%         08/01/2005         4,000,000

     30,000,000    MORGAN STANLEY REPURCHASE AGREEMENT
                   (MATURITY VALUE $30,002,750)                                          3.30          08/01/2005        30,000,000
                                                                                                                         34,000,000
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,729,113)                                                               34,729,113
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 1.17%

SHARES

MUTUAL FUND - 1.17%
     18,519,166    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           18,519,166
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,519,166)                                                                          18,519,166
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST  $1,308,096,080)*                                          103.03%                                            $ 1,621,624,628

OTHER ASSETS AND LIABILITIES, NET                                 (3.03)                                                (47,715,263)
                                                                 ------                                             ---------------
TOTAL NET ASSETS                                                 100.00%                                            $ 1,573,909,365
                                                                 ======                                             ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.(SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,519,166.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,315,669,293 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                   $ 331,475,402
      GROSS UNREALIZED DEPRECIATION                     (25,520,067)
                                                      -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)      $ 305,955,335

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.79%

APPAREL & ACCESSORY STORES - 5.14%
        756,000    GAP INCORPORATED                                                                                 $    15,959,160
        267,900    ROSS STORES INCORPORATED                                                                               7,099,350
                                                                                                                         23,058,510
                                                                                                                    ---------------

BUSINESS SERVICES - 6.50%
        935,900    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                        11,698,750
        680,000    MICROSOFT CORPORATION                                                                                 17,414,800
                                                                                                                         29,113,550
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 12.61%
        730,000    MEDIMMUNE INCORPORATED+                                                                               20,739,300
        337,200    MERCK & COMPANY INCORPORATED                                                                          10,473,432
        615,600    PFIZER INCORPORATED                                                                                   16,313,400
        196,600    WYETH                                                                                                  8,994,450
                                                                                                                         56,520,582
                                                                                                                    ---------------

COMMUNICATIONS - 3.24%
        484,400    COMCAST CORPORATION<<                                                                                 14,532,000
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 15.48%
        364,000    BANK OF AMERICA CORPORATION                                                                           15,870,400
        524,000    BANK OF NEW YORK COMPANY INCORPORATED                                                                 16,128,720
        378,200    CITIGROUP INCORPORATED                                                                                16,451,700
        165,000    FIFTH THIRD BANCORP                                                                                    7,111,500
        392,824    JP MORGAN CHASE & COMPANY                                                                             13,803,836
                                                                                                                         69,366,156
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 24.85%
        580,000    AMERICAN POWER CONVERSION CORPORATION                                                                 16,303,800
        491,000    GENERAL ELECTRIC COMPANY                                                                              16,939,500
        730,000    INTEL CORPORATION                                                                                     19,812,200
      2,928,800    LUCENT TECHNOLOGIES INCORPORATED+                                                                      8,581,384
        993,800    NOKIA OYJ ADR                                                                                         15,851,110
        635,400    NOVELLUS SYSTEMS INCORPORATED+                                                                        18,331,290
      1,109,600    VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                15,556,592
                                                                                                                        111,375,876
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.54%
         51,000    GENERAL MILLS INCORPORATED                                                                             2,417,400
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 2.70%
        245,400    WAL-MART STORES INCORPORATED                                                                          12,110,490
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.09%
      1,190,000    SYMBOL TECHNOLOGIES INCORPORATED<<                                                                    13,851,600
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.68%
        105,000    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                3,041,850
                                                                                                                    ---------------

INSURANCE CARRIERS - 3.87%
        287,800    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             17,325,560
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.85%
         50,000    BAXTER INTERNATIONAL INCORPORATED                                                                      1,963,500
        372,900    BOSTON SCIENTIFIC CORPORATION+                                                                        10,795,455
                                                                                                                         12,758,955
                                                                                                                    ---------------

MOTION PICTURES - 2.49%
        656,000    TIME WARNER INCORPORATED                                                                              11,165,120
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.46%
        100,000    AMERICAN EXPRESS COMPANY                                                                         $     5,500,000
         37,400    FANNIE MAE                                                                                             2,089,164
         54,500    FREDDIE MAC                                                                                            3,448,760
                                                                                                                         11,037,924
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 1.27%
        141,200    TIDEWATER INCORPORATED                                                                                 5,700,244
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.70%
        165,500    CHEVRONTEXACO CORPORATION                                                                              9,600,655
        195,400    EXXON MOBIL CORPORATION                                                                               11,479,750
                                                                                                                         21,080,405
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.32%
        180,800    MERRILL LYNCH & COMPANY INCORPORATED                                                                  10,627,424
        333,700    MORGAN STANLEY                                                                                        17,702,785
                                                                                                                         28,330,209
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $423,326,507)                                                                                 442,786,431
                                                                                                                    ---------------

WARRANTS - 0.00%
          7,551    LUCENT TECHNOLOGIES INCORPORATED (EXPIRES ON 12/10/2007)+                                                  5,512

TOTAL WARRANTS (COST $0)                                                                                                      5,512
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 3.87%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.14%
        646,994    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          646,994
                                                                                                                    ---------------

PRINCIPAL                                                                         INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 3.73%
    $16,700,000    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $16,701,535)                                        3.31%        08/01/2005           16,700,000
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $17,346,994)                                                               17,346,994
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.26%

SHARES

MUTUAL FUND - 1.26%

      5,640,023    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            5,640,023
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,640,023)                                                                            5,640,023
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
 (COST $446,313,524)*                                                    103.92%                                    $   465,778,960
OTHER ASSETS AND LIABILITIES, NET                                         (3.92)                                        (17,565,583)
                                                                         ------                                     ---------------
TOTAL NET ASSETS                                                         100.00%                                    $   448,213,377
                                                                         ======                                     ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,640,023.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $451,306,563 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $  35,515,604
         GROSS UNREALIZED DEPRECIATION                   (21,043,207)
                                                       -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)       $  14,472,397

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.18%

APPAREL & ACCESSORY STORES - 0.84%
         70,000    KOHL'S CORPORATION+                                                                              $     3,944,500
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.94%
        180,000    HOME DEPOT INCORPORATED                                                                                7,831,800
         90,000    LOWE'S COMPANIES INCORPORATED                                                                          5,959,800
                                                                                                                         13,791,600
                                                                                                                    ---------------

BUSINESS SERVICES - 11.68%
         80,000    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                            3,926,400
        110,000    EBAY INCORPORATED+                                                                                     4,595,800
         45,000    GOOGLE INCORPORATED CLASS A+                                                                          12,949,200
        500,000    JUNIPER NETWORKS INCORPORATED+                                                                        11,995,000
         60,000    NAVTEQ CORPORATION+<<                                                                                  2,638,200
        400,000    ORACLE CORPORATION+                                                                                    5,432,000
         90,000    VERISIGN INCORPORATED+                                                                                 2,367,900
        325,000    YAHOO! INCORPORATED+                                                                                  10,835,500
                                                                                                                         54,740,000
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 13.05%
        155,000    ABBOTT LABORATORIES                                                                                    7,227,650
        105,000    AMGEN INCORPORATED+                                                                                    8,373,750
         55,000    GENENTECH INCORPORATED+                                                                                4,913,150
        105,000    GENZYME CORPORATION+                                                                                   7,813,050
        145,000    GILEAD SCIENCES INCORPORATED+                                                                          6,497,450
         70,000    MONSANTO COMPANY                                                                                       4,715,900
        150,000    PRAXAIR INCORPORATED                                                                                   7,408,500
        255,000    PROCTER & GAMBLE COMPANY                                                                              14,185,650
                                                                                                                         61,135,100
                                                                                                                    ---------------

COAL MINING - 1.29%
         90,000    CONSOL ENERGY INCORPORATED                                                                             6,062,400
                                                                                                                    ---------------

COMMUNICATIONS - 1.03%
        135,000    XM SATELLITE RADIO HOLDINGS INCORPORATED+                                                              4,810,050
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.64%
         40,000    APOLLO GROUP INCORPORATED CLASS A+                                                                     3,006,000
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.92%
        215,000    ALTERA CORPORATION+                                                                                    4,702,050
        120,000    ANALOG DEVICES INCORPORATED                                                                            4,704,000
        510,000    CISCO SYSTEMS INCORPORATED+                                                                            9,766,500
        235,000    GENERAL ELECTRIC COMPANY                                                                               8,107,500
        235,000    MARVELL TECHNOLOGY GROUP LIMITED+                                                                     10,267,150
        150,000    MICROCHIP TECHNOLOGY INCORPORATED                                                                      4,660,500
        225,000    NETWORK APPLIANCE INCORPORATED+                                                                        5,739,750
        200,000    QUALCOMM INCORPORATED                                                                                  7,898,000
                                                                                                                         55,845,450
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.57%
        135,000    PEPSICO INCORPORATED                                                                                   7,361,550
                                                                                                                    ---------------

FOOD STORES - 1.95%
         70,000    STARBUCKS CORPORATION+                                                                                 3,678,500
         40,000    WHOLE FOODS MARKET INCORPORATED                                                                        5,460,400
                                                                                                                          9,138,900

GENERAL MERCHANDISE STORES - 2.95%
        235,000    TARGET CORPORATION                                                                                    13,806,250
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                       PORTFOLIO OF INVESTMENTS -- JULY 31, 2005
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES - 0.79%
         75,000    HCA INCORPORATED                                                                                 $     3,693,750
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.08%
        110,000    BED BATH & BEYOND INCORPORATED+                                                                        5,049,000
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.84%
        170,000    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           11,639,900
         85,000    STATION CASINOS INCORPORATED                                                                           6,243,250
         85,000    WYNN RESORTS LIMITED+                                                                                  4,785,500
                                                                                                                         22,668,650
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.92%
         55,000    AMERICAN STANDARD COMPANIES INCORPORATED                                                               2,435,400
        130,000    CATERPILLAR INCORPORATED                                                                               7,008,300
        345,000    DELL INCORPORATED+                                                                                    13,962,150
        605,000    EMC CORPORATION+                                                                                       8,282,450
         80,000    SMITH INTERNATIONAL INCORPORATED                                                                       5,435,200
                                                                                                                         37,123,500
                                                                                                                    ---------------

INSURANCE CARRIERS - 3.54%
         60,000    AETNA INCORPORATED                                                                                     4,644,000
        110,000    PRUDENTIAL FINANCIAL INCORPORATED                                                                      7,359,000
         65,000    WELLPOINT INCORPORATED+                                                                                4,598,100
                                                                                                                         16,601,100
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 1.12%
        150,000    COACH INCORPORATED+                                                                                    5,266,500
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.39%
        145,000    MEDTRONIC INCORPORATED                                                                                 7,821,300
        220,000    ST. JUDE MEDICAL INCORPORATED+                                                                        10,430,200
         85,000    ZIMMER HOLDINGS INCORPORATED+                                                                          7,000,600
                                                                                                                         25,252,100
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.46%
        180,000    JOHNSON & JOHNSON                                                                                     11,512,800
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 3.53%
        145,000    CVS CORPORATION                                                                                        4,499,350
        225,000    STAPLES INCORPORATED                                                                                   5,123,250
        145,000    WALGREEN COMPANY                                                                                       6,939,700
                                                                                                                         16,562,300
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.37%
        125,000    SLM CORPORATION                                                                                        6,436,250
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 5.98%
         35,000    APACHE CORPORATION                                                                                     2,394,000
         85,000    NOBLE CORPORATION                                                                                      5,710,300
         30,000    OCCIDENTAL PETROLEUM CORPORATION                                                                       2,468,400
         80,000    TRANSOCEAN INCORPORATED+                                                                               4,514,400
        230,000    ULTRA PETROLEUM CORPORATION+                                                                           8,721,600
        120,000    XTO ENERGY INCORPORATED                                                                                4,210,800
                                                                                                                         28,019,500
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.56%
         75,000    EXXON MOBIL CORPORATION                                                                                4,406,250
         35,000    VALERO ENERGY CORPORATION                                                                              2,897,300
                                                                                                                          7,303,550
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.65%
        325,000    CHARLES SCHWAB CORPORATION                                                                       $     4,452,500
         25,000    GOLDMAN SACHS GROUP INCORPORATED                                                                       2,687,000
         50,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  5,256,500
                                                                                                                         12,396,000
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.37%
         90,000    CORNING INCORPORATED+                                                                                  1,714,500
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.94%
        105,000    BOEING COMPANY                                                                                         6,931,050
        135,000    UNITED TECHNOLOGIES CORPORATION                                                                        6,844,500
                                                                                                                         13,775,550
                                                                                                                    ---------------

WATER TRANSPORTATION - 1.29%
        115,000    CARNIVAL CORPORATION                                                                                   6,026,000
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.49%
        155,000    MCKESSON CORPORATION                                                                                   6,975,000
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $365,150,209)                                                                                 460,017,850
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 0.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.10%
        471,600    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          471,600
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $471,600)                                                                     471,600
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.41%

MUTUAL FUND - 1.41%

      6,592,666    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            6,592,666
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,592,666)                                                                            6,592,666
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $372,214,475)*                                                       99.69%                                   $   467,082,116
                                                                                                                    ---------------
OTHER ASSETS AND LIABILITIES, NET                                           0.31                                          1,436,662
                                                                          ------                                    ---------------
TOTAL NET ASSETS                                                          100.00%                                   $   468,518,778
                                                                          ======                                    ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,592,666.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $374,502,946 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                   $  97,629,425
      GROSS UNREALIZED DEPRECIATION                      (5,050,255)
                                                      -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)      $  92,579,170

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           STATEMENTS OF ASSETS AND LIABILITIES -- JULY 31, 2005
--------------------------------------------------------------------------------

                                                                                  CAPITAL
                                                                              GROWTH FUND
-----------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $289,902,933
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................     10,273,500
   INVESTMENTS IN AFFILIATES .............................................     13,399,796
                                                                             ------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................    313,576,229
                                                                             ------------
   RECEIVABLE FOR FUND SHARES ISSUED .....................................      2,024,118
   RECEIVABLE FOR INVESTMENTS SOLD .......................................      5,650,325
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................         85,862
                                                                             ------------
TOTAL ASSETS .............................................................    321,336,534
                                                                             ------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ......................................        217,418
   PAYABLE FOR INVESTMENTS PURCHASED .....................................      7,613,543
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................        221,363
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............................         49,603
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................     10,273,500
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................         13,949
                                                                             ------------
TOTAL LIABILITIES ........................................................     18,389,376
                                                                             ------------
TOTAL NET ASSETS .........................................................   $302,947,158
                                                                             ============
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $274,090,201
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................              0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................      4,249,980
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
      IN FOREIGN CURRENCIES ..............................................     24,606,977
                                                                             ------------
TOTAL NET ASSETS .........................................................   $302,947,158
                                                                             ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------
   NET ASSETS - CLASS C ..................................................            N/A
   SHARES OUTSTANDING - CLASS C ..........................................            N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................            N/A
   NET ASSETS - ADMINISTRATOR CLASS ......................................   $ 75,839,690
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................      4,541,187
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....   $      16.70
   NET ASSETS - ADVISOR CLASS ............................................            N/A
   SHARES OUTSTANDING - ADVISOR CLASS ....................................            N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ..........            N/A
   NET ASSETS - INSTITUTIONAL CLASS ......................................   $ 44,171,582
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................      2,643,410
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....   $      16.71
   NET ASSETS - INVESTOR CLASS ...........................................   $182,935,886
   SHARES OUTSTANDING - INVESTOR CLASS ...................................     11,071,493
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .........   $      16.52
                                                                             ------------
INVESTMENTS AT COST ......................................................   $288,969,252
                                                                             ============
SECURITIES ON LOAN, AT MARKET VALUE ......................................   $  9,950,075
                                                                             ============

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- JULY 31, 2005

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                  DIVIDEND                          GROWTH AND
                                                                               INCOME FUND        GROWTH FUND      INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $ 224,951,854    $ 1,568,376,349    $ 442,791,943
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................      26,186,668         34,729,113       17,346,994
   INVESTMENTS IN AFFILIATES .............................................       3,191,337         18,519,166        5,640,023
                                                                             -------------    ---------------    -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     254,329,859      1,621,624,628      465,778,960
                                                                             -------------    ---------------    -------------
   RECEIVABLE FOR FUND SHARES ISSUED .....................................         277,725            451,749       91,585,503
   RECEIVABLE FOR INVESTMENTS SOLD .......................................       2,240,948         38,254,909          486,758
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................         431,824            268,071          502,725
                                                                             -------------    ---------------    -------------
TOTAL ASSETS .............................................................     257,280,356      1,660,599,357      558,353,946
                                                                             -------------    ---------------    -------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ......................................         195,980          1,924,405       92,265,746
   PAYABLE FOR INVESTMENTS PURCHASED .....................................       1,844,103         48,240,057                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................         191,138          1,453,307          375,295
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............................          49,807            265,553           90,314
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................      26,186,668         34,729,113       17,346,994
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................          55,992             77,557           62,220
                                                                             -------------    ---------------    -------------
TOTAL LIABILITIES ........................................................      28,523,688         86,689,992      110,140,569
                                                                             -------------    ---------------    -------------
TOTAL NET ASSETS .........................................................   $ 228,756,668    $ 1,573,909,365    $ 448,213,377
                                                                             =============    ===============    =============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $ 195,457,833    $ 1,828,958,654    $ 496,672,830
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................         157,381                  0          147,698
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................      (7,195,404)      (568,577,837)     (68,072,587)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
      ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...........      40,336,858        313,528,548       19,465,436
                                                                             -------------    ---------------    -------------
TOTAL NET ASSETS .........................................................   $ 228,756,668    $ 1,573,909,365    $ 448,213,377
                                                                             -------------    ---------------    -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C ..................................................             N/A    $       146,451              N/A
   SHARES OUTSTANDING - CLASS C ..........................................             N/A              7,482              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................             N/A    $         19.57              N/A
   NET ASSETS - ADMINISTRATOR CLASS ......................................   $   4,956,573    $    65,885,525    $ 100,220,984
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................         299,797          3,236,841        4,848,700
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....   $       16.53    $         20.35    $       20.67
   NET ASSETS - ADVISOR CLASS ............................................             N/A    $     9,762,050    $   5,007,257
   SHARES OUTSTANDING - ADVISOR CLASS ....................................             N/A            492,094          241,875
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ..........             N/A    $         19.84    $       20.70
   NET ASSETS - INSTITUTIONAL CLASS ......................................             N/A    $   315,763,697    $  30,157,374
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .............................              N/A         15,266,833        1,442,180
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...              N/A    $         20.68    $       20.91
   NET ASSETS - INVESTOR CLASS ..........................................    $ 223,800,095    $ 1,182,351,642    $ 312,827,762
   SHARES OUTSTANDING - INVESTOR CLASS ..................................       13,365,294         59,227,528       15,028,013
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ........    $       16.74    $         19.96    $       20.82
                                                                             -------------    ---------------    -------------
INVESTMENTS AT COST ......................................................   $ 213,993,001    $ 1,308,096,080    $ 446,313,524
                                                                             =============    ===============    =============
SECURITIES ON LOAN, AT MARKET VALUE ......................................   $  25,293,335    $    33,904,887    $  16,658,378
                                                                             =============    ===============    =============

                                                                                 LARGE CAP
                                                                               GROWTH FUND
------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $ 460,017,850
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................         471,600
   INVESTMENTS IN AFFILIATES .............................................       6,592,666
                                                                             -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     467,082,116
                                                                             -------------
   RECEIVABLE FOR FUND SHARES ISSUED .....................................          95,846
   RECEIVABLE FOR INVESTMENTS SOLD .......................................       6,865,187
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................         196,679
                                                                             -------------
TOTAL ASSETS .............................................................     474,239,828
                                                                             -------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ......................................         376,625
   PAYABLE FOR INVESTMENTS PURCHASED .....................................       4,430,421
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................         300,909
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............................         101,256
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................         471,600
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................          40,239
                                                                             -------------
TOTAL LIABILITIES ........................................................       5,721,050
                                                                             -------------
TOTAL NET ASSETS .........................................................   $ 468,518,778
                                                                             =============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $ 823,929,842
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................               0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................    (450,278,705)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
      ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...........      94,867,641
                                                                             -------------
TOTAL NET ASSETS .........................................................   $ 468,518,778
                                                                             -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C ..................................................             N/A
   SHARES OUTSTANDING - CLASS C ..........................................             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................             N/A
   NET ASSETS - ADMINISTRATOR CLASS ......................................             N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....             N/A
   NET ASSETS - ADVISOR CLASS ............................................             N/A
   SHARES OUTSTANDING - ADVISOR CLASS ....................................             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ..........             N/A
   NET ASSETS - INSTITUTIONAL CLASS ......................................             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....             N/A
   NET ASSETS - INVESTOR CLASS ...........................................   $ 468,518,778
   SHARES OUTSTANDING - INVESTOR CLASS ...................................      19,879,451
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .........   $       23.57
                                                                             -------------
INVESTMENTS AT COST ......................................................   $ 372,214,475
                                                                             =============
SECURITIES ON LOAN, AT MARKET VALUE ......................................   $     460,806
                                                                             =============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS             STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                    CAPITAL GROWTH FUND
                                                                             ---------------------------------
                                                                                  FOR THE              FOR THE
                                                                             PERIOD ENDED           YEAR ENDED
                                                                             JULY 31, 2005   DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS(1) ..........................................................    $    573,337       $    650,871
   INTEREST ..............................................................          17,421             39,479
   INCOME FROM AFFILIATED SECURITIES .....................................         106,258                  0
   SECURITIES LENDING INCOME, NET ........................................               0                  0
                                                                              ------------       ------------
TOTAL INVESTMENT INCOME ..................................................         697,016            690,350
                                                                              ------------       ------------
EXPENSES

   ADVISORY FEES .........................................................         725,445            581,941
   ADMINISTRATION FEES
      FUND LEVEL .........................................................          31,419                  0
      CLASS C ............................................................             N/A                N/A
      ADMINISTRATOR CLASS ................................................          17,458             13,589
      ADVISOR CLASS ......................................................             N/A                N/A
      INSTITUTIONAL CLASS ................................................           3,227                N/A
      INVESTOR CLASS .....................................................         420,338            458,407
   CUSTODY FEES ..........................................................          17,177             10,964
   SHAREHOLDER SERVICING FEES ............................................         147,009                N/A
   ACCOUNTING FEES .......................................................          28,667                N/A
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ............................................................             N/A                N/A
      ADVISOR CLASS ......................................................             N/A                N/A
      INVESTOR CLASS .....................................................          80,059            186,620
   AUDIT FEES ............................................................          12,170             16,620
   LEGAL FEES ............................................................           2,698              8,950
   REGISTRATION FEES .....................................................          22,676             30,696
   SHAREHOLDER REPORTS ...................................................          13,014             40,564
   TRUSTEES' FEES ........................................................           6,881              3,721
   OTHER FEES AND EXPENSES ...............................................          16,115             10,060
                                                                              ------------       ------------
TOTAL EXPENSES ...........................................................       1,544,353          1,362,132
                                                                              ------------       ------------
LESS:
   WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) .........        (235,871)          (256,202)
   NET EXPENSES ..........................................................       1,308,482          1,105,930
                                                                              ------------       ------------
NET INVESTMENT INCOME (LOSS) .............................................        (611,466)          (415,580)
                                                                              ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......       6,459,854          9,099,708
   FUTURES TRANSACTIONS ..................................................               0              1,272
                                                                              ------------       ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................       6,459,854          9,100,980
                                                                              ------------       ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......       9,745,385          4,515,399
                                                                              ------------       ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......       9,745,385          4,515,399
                                                                              ============       ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................      16,205,239         13,616,379
                                                                              ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........    $ 15,593,773       $ 13,200,799
                                                                              ============       ============
(1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................    $     21,263       $      5,407

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS             WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                   DIVIDEND INCOME FUND
                                                                             ---------------------------------
                                                                                   FOR THE             FOR THE
                                                                              PERIOD ENDED          YEAR ENDED
                                                                             JULY 31, 2005   DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS(1) ..........................................................    $  2,508,662       $  3,481,611
   INTEREST ..............................................................          22,567             20,111
   INCOME FROM AFFILIATED SECURITIES .....................................          20,759                  0
   SECURITIES LENDING INCOME, NET ........................................           2,113                  0
                                                                              ------------       ------------
TOTAL INVESTMENT INCOME ..................................................       2,554,101          3,501,722
                                                                              ------------       ------------
EXPENSES

   ADVISORY FEES .........................................................         765,819            790,249
   ADMINISTRATION FEES
      FUND LEVEL .........................................................          34,261                  0
      CLASS C ............................................................             N/A                N/A
      ADMINISTRATOR CLASS ................................................           6,863             20,863
      ADVISOR CLASS ......................................................             N/A                N/A
      INSTITUTIONAL CLASS ................................................             N/A                N/A
      INVESTOR CLASS .....................................................         448,664            768,777
   CUSTODY FEES ..........................................................          12,595             14,141
   SHAREHOLDER SERVICING FEES ............................................         171,306                N/A
   ACCOUNTING FEES .......................................................          27,384                N/A
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ............................................................             N/A                N/A
      ADVISOR CLASS ......................................................             N/A                N/A
      INVESTOR CLASS .....................................................             N/A                N/A
   AUDIT FEES ............................................................          11,036             17,091
   LEGAL FEES ............................................................           3,032             13,992
   REGISTRATION FEES .....................................................          28,496             33,220
   SHAREHOLDER REPORTS ...................................................          33,384             88,801
   TRUSTEES' FEES ........................................................           7,516              7,458
   OTHER FEES AND EXPENSES ...............................................          23,826             18,598
                                                                              ------------       ------------
TOTAL EXPENSES ...........................................................       1,574,182          1,773,190
                                                                              ------------       ------------
LESS:
   WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) .........        (135,684)           (60,216)
   NET EXPENSES ..........................................................       1,438,498          1,712,974
                                                                              ------------       ------------
NET INVESTMENT INCOME (LOSS) .............................................       1,115,603          1,788,748
                                                                              ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......      16,724,921         12,637,848
   FUTURES TRANSACTIONS ..................................................               0                  0
                                                                              ------------       ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................      16,724,921         12,637,848
                                                                              ------------       ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......      (6,163,971)         1,841,225
                                                                              ------------       ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......      (6,163,971)         1,841,225
                                                                              ============       ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................      10,560,950         14,479,073
                                                                              ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........    $ 11,676,553       $ 16,267,821
                                                                              ============       ============
(1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................    $     41,113       $          0

                                                                                        GROWTH FUND
                                                                             ---------------------------------
                                                                                   FOR THE             FOR THE
                                                                              PERIOD ENDED          YEAR ENDED
                                                                             JULY 31, 2005   DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS(1) ..........................................................   $   3,693,061      $  10,913,918
   INTEREST ..............................................................          68,726            279,270
   INCOME FROM AFFILIATED SECURITIES .....................................          95,880                  0
   SECURITIES LENDING INCOME, NET ........................................           9,301                  0
                                                                             -------------      -------------
TOTAL INVESTMENT INCOME ..................................................       3,866,968         11,193,188
                                                                             -------------      -------------
EXPENSES

   ADVISORY FEES .........................................................       6,186,612         11,724,653
   ADMINISTRATION FEES
      FUND LEVEL .........................................................         232,171                  0
      CLASS C ............................................................             410              2,079
      ADMINISTRATOR CLASS ................................................          89,759            268,843
      ADVISOR CLASS ......................................................          15,342             37,582
      INSTITUTIONAL CLASS ................................................         105,157            126,790
      INVESTOR CLASS .....................................................       3,430,658          8,003,009
   CUSTODY FEES ..........................................................         102,060            106,604
   SHAREHOLDER SERVICING FEES ............................................         930,990                N/A
   ACCOUNTING FEES .......................................................          56,365                N/A
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ............................................................             898              4,091
      ADVISOR CLASS ......................................................           4,018             18,717
      INVESTOR CLASS .....................................................             N/A                N/A
   AUDIT FEES ............................................................           4,065             71,188
   LEGAL FEES ............................................................          30,287            174,421
   REGISTRATION FEES .....................................................          55,729             84,043
   SHAREHOLDER REPORTS ...................................................         309,885          1,066,206
   TRUSTEES' FEES ........................................................          61,851             85,523
   OTHER FEES AND EXPENSES ...............................................         292,079            182,926
                                                                             -------------      -------------
TOTAL EXPENSES ...........................................................      11,908,336         21,956,675
                                                                             -------------      -------------
LESS:
   WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) .........        (404,581)          (817,905)
   NET EXPENSES ..........................................................      11,503,755         21,138,770
                                                                             -------------      -------------
NET INVESTMENT INCOME (LOSS) .............................................      (7,636,787)        (9,945,582)
                                                                             -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......     150,600,695        261,988,145
   FUTURES TRANSACTIONS ..................................................               0                  0
                                                                             -------------      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................     150,600,695        261,988,145
                                                                             -------------      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......     (91,116,999)       (70,439,528)
                                                                             -------------      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......     (91,116,999)       (70,439,528)
                                                                             =============      =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................      59,483,696        191,548,617
                                                                             -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $  51,846,909      $ 181,603,035
                                                                             =============      =============
(1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................   $      12,380      $      33,538

                                                                                  GROWTH AND INCOME FUND
                                                                             ---------------------------------
                                                                                   FOR THE             FOR THE
                                                                              PERIOD ENDED          YEAR ENDED
                                                                             JULY 31, 2005   DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

INVESTMENT INCOME

   DIVIDENDS(1) ..........................................................    $  4,535,391      $  10,636,172
   INTEREST ..............................................................          41,820             52,264
   INCOME FROM AFFILIATED SECURITIES .....................................          29,715                  0
   SECURITIES LENDING INCOME, NET ........................................           3,902                  0
                                                                             -------------      -------------
TOTAL INVESTMENT INCOME ..................................................       4,610,828         10,688,436
                                                                             -------------      -------------
EXPENSES

   ADVISORY FEES .........................................................       1,800,256          3,390,591
   ADMINISTRATION FEES
      FUND LEVEL .........................................................          70,062                  0
      CLASS C ............................................................             N/A                N/A
      ADMINISTRATOR CLASS ................................................          25,783            123,616
      ADVISOR CLASS ......................................................          11,119             34,499
      INSTITUTIONAL CLASS ................................................           8,557             26,884
      INVESTOR CLASS .....................................................       1,318,508          3,799,780
   CUSTODY FEES ..........................................................          30,624             39,552
   SHAREHOLDER SERVICING FEES ............................................         330,166                N/A
   ACCOUNTING FEES .......................................................          35,372                N/A
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ............................................................             N/A                N/A
      ADVISOR CLASS ......................................................           3,907             16,664
      INVESTOR CLASS .....................................................             N/A                N/A
   AUDIT FEES ............................................................           9,109             36,029
   LEGAL FEES ............................................................          10,057             69,395
   REGISTRATION FEES .....................................................          36,320             62,064
   SHAREHOLDER REPORTS ...................................................          84,536            430,747
   TRUSTEES' FEES ........................................................          22,951             37,334
   OTHER FEES AND EXPENSES ...............................................         113,766             80,484
                                                                             -------------      -------------
TOTAL EXPENSES ...........................................................       3,911,093          8,147,639
                                                                             -------------      -------------
LESS:
   WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3) .........        (389,358)          (309,449)
   NET EXPENSES ..........................................................       3,521,735          7,838,190
                                                                             -------------      -------------
NET INVESTMENT INCOME (LOSS) .............................................       1,089,093          2,850,246
                                                                             -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......      79,322,504        109,886,748
   FUTURES TRANSACTIONS ..................................................               0                  0
                                                                             -------------      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................      79,322,504        109,886,748
                                                                             -------------      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......     (92,668,312)       (67,387,548)
                                                                             -------------      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......     (92,668,312)       (67,387,548)
                                                                             =============      =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................     (13,345,808)        42,499,200
                                                                             -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........    $(12,256,715)     $  45,349,446
                                                                             =============      =============
(1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................    $     72,543      $      10,990

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                               LARGE CAP GROWTH FUND
                                                                         ----------------------------------
                                                                                FOR THE             FOR THE
                                                                           PERIOD ENDED          YEAR ENDED
                                                                          JULY 31, 2005   DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ......................................................   $    1,829,622   $       4,889,962
   INTEREST ..........................................................           26,113             105,711
   INCOME FROM AFFILIATED SECURITIES .................................          106,841                   0
   SECURITIES LENDING INCOME, NET ....................................            2,625                   0
                                                                         --------------   -----------------
TOTAL INVESTMENT INCOME ..............................................        1,965,201           4,995,673
                                                                         --------------   -----------------
EXPENSES
   ADVISORY FEES......................................................        1,791,263           3,064,560
   ADMINISTRATION FEES
      FUND LEVEL......................................................          577,654                   0
      CLASS C ........................................................              N/A                 N/A
      ADMINISTRATOR CLASS ............................................              N/A                 N/A
      ADVISOR CLASS ..................................................              N/A                 N/A
      INSTITUTIONAL CLASS ............................................              N/A                 N/A
      INVESTOR CLASS .................................................          826,455           3,268,767
   CUSTODY FEES ......................................................           34,549              34,855
   SHAREHOLDER SERVICING FEES ........................................          352,670                 N/A
   ACCOUNTING FEES ...................................................           15,096                 N/A
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ........................................................              N/A                 N/A
      ADVISOR CLASS ..................................................              N/A                 N/A
      INVESTOR CLASS .................................................              N/A                 N/A
   AUDIT FEES ........................................................            9,152              31,000
   LEGAL FEES ........................................................            9,170              61,825
   REGISTRATION FEES .................................................           13,346              29,298
   SHAREHOLDER REPORTS ...............................................           76,756             287,528
   TRUSTEES' FEES ....................................................           23,382              31,669
   OTHER FEES AND EXPENSES ...........................................           99,036              78,923
                                                                         --------------   -----------------
TOTAL EXPENSES .......................................................        3,828,529           6,888,425
                                                                         --------------   -----------------
LESS:
   WAIVED FEES, EXPENSE OFFSETS AND REIMBURSED EXPENSES (NOTE 3)......         (505,096)           (201,819)
   NET EXPENSES ......................................................        3,323,433           6,686,606
                                                                         --------------   -----------------
NET INVESTMENT INCOME (LOSS) .........................................       (1,358,232)         (1,690,933)
                                                                         --------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...       27,542,222          73,815,081
   FUTURES TRANSACTIONS ..............................................                0                   0
                                                                         --------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................       27,542,222          73,815,081
                                                                         --------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...      (11,647,372)        (28,242,259)
                                                                         --------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..      (11,647,372)        (28,242,259)
                                                                         ==============   =================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............       15,894,850          45,572,822
                                                                         --------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $   14,536,618   $      43,881,889
                                                                         ==============   =================
(1) NET OF FOREIGN WITHHOLDING TAXES OF ..............................   $        4,196   $           9,318

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               CAPITAL GROWTH FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE            FOR THE             FOR THE
                                                                                PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                            JULY 31, 2005(1)  DECEMBER 31, 2004   DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................      $ 104,349,714      $  71,774,589       $  21,374,657

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................           (611,466)          (415,580)           (201,528)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................          6,459,854          9,100,980           1,276,313
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..          9,745,385          4,515,399           8,627,507
                                                                               -------------      -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         15,593,773         13,200,799           9,702,292
                                                                               -------------      -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      ADMINISTRATOR CLASS ...............................................                  0                  0                   0
      ADVISOR CLASS .....................................................                N/A                N/A                 N/A
      INSTITUTIONAL CLASS ...............................................                  0                N/A                 N/A
      INVESTOR CLASS ....................................................                  0                  0             (14,226)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS ...............................................             (7,322)                 0                   0
      INVESTOR CLASS ....................................................            (93,393)                 0                   0
                                                                               -------------      -------------       -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................           (100,715)                 0             (14,226)
                                                                               -------------      -------------       -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ....................................                N/A                N/A                 N/A
                                                                               -------------      -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................                N/A                N/A                 N/A
                                                                               -------------      -------------       -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............         71,166,663          3,776,093           1,000,551
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........              7,322                  0                   0
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) .........              2,938              2,450                 626
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............         (3,107,711)          (463,462)            (28,718)
                                                                               -------------      -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................         68,069,212          3,315,081             972,459
                                                                               -------------      -------------       -------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................                N/A                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................                N/A                N/A                 N/A
                                                                               -------------      -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADVISOR CLASS ............................................                N/A                N/A                 N/A
                                                                               -------------      -------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............         52,869,686                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........                  0                N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) .........              1,893                N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............        (10,162,808)               N/A                 N/A
                                                                               -------------      -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................         42,708,771                N/A                 N/A
                                                                               -------------      -------------       -------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................        118,159,865         58,344,944          71,224,694
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................             88,402                  0              12,085
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .......................             31,653             63,114              30,740
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................        (45,953,517)       (42,348,813)        (31,528,112)
                                                                               -------------      -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ........................................         72,326,403         16,059,245          39,739,407
                                                                               -------------      -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................        183,104,386         19,374,326          40,711,866
                                                                               =============      =============       =============
NET INCREASE (DECREASE) IN NET ASSETS ...................................        198,597,444         32,575,125          50,399,932
                                                                               =============      =============       =============
ENDING NET ASSETS .......................................................      $ 302,947,158      $ 104,349,714       $  71,774,589
                                                                               =============      =============       =============

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------
                                                                                               DIVIDEND INCOME  FUND
                                                                              -----------------------------------------------------
                                                                                       FOR THE            FOR THE           FOR THE
                                                                                  PERIOD ENDED         YEAR ENDED        YEAR ENDED
                                                                              JULY 31, 2005(1)  DECEMBER 31, 2004 DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................      $   127,097,342    $   145,811,208     $ 151,723,784

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................            1,115,603          1,788,748         1,912,426
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................           16,724,921         12,637,848        (2,505,448)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..           (6,163,971)         1,841,225        33,151,049
                                                                               ---------------    ---------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........           11,676,553         16,267,821        32,558,027
                                                                               ---------------    ---------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      ADMINISTRATOR CLASS ...............................................              (34,493)           (79,420)          (71,006)
      ADVISOR CLASS .....................................................                  N/A                N/A               N/A
      INSTITUTIONAL CLASS ...............................................                  N/A                N/A               N/A
      INVESTOR CLASS ....................................................             (943,736)        (1,721,391)       (1,829,633)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS ...............................................             (178,314)                 0                 0
      INVESTOR CLASS ....................................................           (5,146,749)                 0                 0
                                                                               ---------------    ---------------     -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................           (6,303,292)        (1,800,811)       (1,900,639)
                                                                               ---------------    ---------------     -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................                  N/A                N/A               N/A
   COST OF SHARES REDEEMED - CLASS C ....................................                  N/A                N/A               N/A
                                                                               ---------------    ---------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................                  N/A                N/A               N/A
                                                                               ---------------    ---------------     -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............              627,664            957,685         4,507,584
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........              212,808             73,969            51,686
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) .........                  N/A                N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............             (343,421)        (2,218,124)         (967,662)
                                                                               ---------------    ---------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATOR CLASS ......................................              497,051         (1,186,470)        3,591,608
                                                                               ---------------    ---------------     --------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................                  N/A                N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................                  N/A                N/A               N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................                  N/A                N/A               N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADVISOR CLASS ............................................                  N/A                N/A               N/A
                                                                               ---------------    ---------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............                  N/A                N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........                  N/A                N/A               N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) .........                  N/A                N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............                  N/A                N/A               N/A
                                                                               ---------------    ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................                  N/A                N/A               N/A

                                                                               ---------------    ---------------     --------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................          124,594,023         12,663,221        28,984,092
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................            5,710,087          1,610,726         1,717,170
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .......................                  N/A                N/A               N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................          (34,515,096)       (46,268,353)      (70,862,834)
                                                                               ---------------    ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ........................................           95,789,014        (31,994,406)      (40,161,572)
                                                                               ---------------    ---------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................           96,286,065        (33,180,876)      (36,569,964)
                                                                               ===============    ===============     ==============
NET INCREASE (DECREASE) IN NET ASSETS ...................................          101,659,326        (18,713,866)       (5,912,576)
                                                                               ===============    ===============     ==============
ENDING NET ASSETS .......................................................      $   228,756,668    $   127,097,342     $ 145,811,208
                                                                               ===============    ===============     ==============

                                                                                                    GROWTH FUND
                                                                               -----------------------------------------------------
                                                                                       FOR THE            FOR THE            FOR THE
                                                                                  PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                               JULY 31, 2005(1) DECEMBER 31, 2004  DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................      $ 1,514,223,522   $ 1,742,914,779   $  1,474,313,926

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................           (7,636,787)       (9,945,582)       (16,286,489)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................          150,600,695       261,988,145        145,925,230
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..          (91,116,999)      (70,439,528)       320,600,451
                                                                               ---------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........           51,846,909       181,603,035        450,239,192
                                                                               ---------------   ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      ADMINISTRATOR CLASS ...............................................                    0                 0                  0
      ADVISOR CLASS .....................................................                    0                 0                  0
      INSTITUTIONAL CLASS ...............................................                    0                 0                  0
      INVESTOR CLASS ....................................................                    0                 0                  0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS ...............................................                    0                 0                  0
      INVESTOR CLASS ....................................................                    0                 0                  0
                                                                               ---------------   ---------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................                    0                 0                  0
                                                                               ---------------   ---------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................               12,405             7,895            385,777
   COST OF SHARES REDEEMED - CLASS C ....................................             (174,179)         (240,608)           (48,846)
                                                                               ---------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS C ..................................................             (161,774)         (232,713)           336,931
                                                                               ---------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............            6,735,093        29,280,184         51,582,602
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                    0                 0                  0
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) .........                  N/A               N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............           (9,416,363)      (27,039,383)       (19,995,565)
                                                                               ---------------   ---------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATOR CLASS ......................................           (2,681,270)        2,240,801         31,587,037
                                                                               ---------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................            5,394,472         1,130,060          4,568,184
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................                    0                 0                  0
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................           (2,442,717)       (4,859,149)        (7,899,492)
                                                                               ---------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADVISOR CLASS ............................................            2,951,755        (3,729,089)        (3,331,308)
                                                                               ---------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............           22,277,149        50,957,625         97,951,922
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........                    0                 0                  0
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) .........                  N/A               N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............          (12,792,937)     (102,489,398)       (53,916,690)
                                                                               ---------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................            9,484,212       (51,531,773)        44,035,232
                                                                               ---------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................          164,007,293        95,253,378        195,543,770
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................                    0                 0                  0
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .......................                  N/A               N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................         (165,761,282)     (452,294,896)      (449,810,001)
                                                                               ---------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ........................................           (1,753,989)     (357,041,518)      (254,266,231)
                                                                               ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................            7,838,934      (410,294,292)      (181,638,339)
                                                                               ===============   ===============   ================
NET INCREASE (DECREASE) IN NET ASSETS ...................................           59,685,843      (228,691,257)       268,600,853
                                                                               ===============   ===============   ================
ENDING NET ASSETS .......................................................      $ 1,573,909,365   $ 1,514,223,522   $  1,742,914,779
                                                                               ===============   ===============   ================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               CAPITAL GROWTH FUND
                                                                              -----------------------------------------------------
                                                                                      FOR THE            FOR THE            FOR THE
                                                                                 PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                              JULY 31 2005(1)  DECEMBER 31, 2004  DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS C ..................................................              N/A                N/A                N/A
    SHARES REDEEMED - CLASS C ..............................................              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
    SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................        4,430,407            265,582             78,792
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
       CLASS (NOTE 1) ......................................................              492                  0                  0
    SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................         (199,059)           (32,837)            (2,190)
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........        4,231,840            232,745             76,602
                                                                                  -----------        -----------        -----------
    SHARES SOLD - ADVISOR CLASS ............................................              N/A                N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........              N/A                N/A                N/A
    SHARES REDEEMED - ADVISOR CLASS ........................................              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ..............              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
    SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................        3,275,085                N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS
       (NOTE 1) ............................................................                0                N/A                N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................         (631,675)               N/A                N/A
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........        2,643,410                N/A                N/A
                                                                                  -----------        -----------        -----------
    SHARES SOLD - INVESTOR CLASS ...........................................        7,698,850          4,080,224          5,804,010
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........            5,989                  0              1,118
    SHARES REDEEMED - INVESTOR CLASS .......................................       (2,967,656)        (3,042,497)        (2,514,076)
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .............        4,737,183          1,037,727          3,291,052
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
    TRANSACTIONS ...........................................................       11,612,433          1,270,472          3,367,654
                                                                                  ===========        ===========        ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............      $         0        $         0        $         0
                                                                                  ===========        ===========        ===========

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                               DIVIDEND INCOME FUND
                                                                              -----------------------------------------------------
                                                                                      FOR THE            FOR THE            FOR THE
                                                                                 PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                              JULY 31 2005(1)  DECEMBER 31, 2004  DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS C ..................................................              N/A                N/A                N/A
    SHARES REDEEMED - CLASS C ..............................................              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
    SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................           38,583             65,076            373,802
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
       CLASS (NOTE 1) ......................................................           13,235              4,880              4,068
    SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................          (21,004)          (152,136)           (74,398)
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........           30,814            (82,180)           303,472
                                                                                  -----------        -----------        -----------
    SHARES SOLD - ADVISOR CLASS ............................................              N/A                N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........              N/A                N/A                N/A
    SHARES REDEEMED - ADVISOR CLASS ........................................              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ..............              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
    SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................              N/A                N/A                N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS
       (NOTE 1) ............................................................              N/A                N/A                N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........              N/A                N/A                N/A
                                                                                  -----------        -----------        -----------
    SHARES SOLD - INVESTOR CLASS ...........................................        7,634,518            842,428          2,243,781
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........          350,552            104,861            134,583
    SHARES REDEEMED - INVESTOR CLASS .......................................       (2,114,413)        (3,114,265)        (5,474,314)
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .............        5,870,657         (2,166,976)        (3,095,950)
                                                                                  -----------        -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
    TRANSACTIONS ...........................................................        5,901,471         (2,249,156)        (2,792,478)
                                                                                  ===========        ===========        ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............      $   157,381        $     9,933        $    21,996
                                                                                  ===========        ===========        ===========

                                                                                                    GROWTH FUND
                                                                              -----------------------------------------------------
                                                                                      FOR THE            FOR THE            FOR THE
                                                                                 PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                              JULY 31 2005(1)  DECEMBER 31, 2004  DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS C ..................................................              682                459             25,570
    SHARES REDEEMED - CLASS C ..............................................           (9,739)           (13,972)            (2,959)
                                                                                  -----------       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................           (9,057)           (13,513)            22,611
                                                                                  -----------       ------------       ------------
    SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................          347,367          1,658,492          3,430,845
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
       CLASS (NOTE 1) ......................................................                0                  0                  0
    SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................         (498,487)        (1,483,358)        (1,204,449)
                                                                                  -----------       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........         (151,120)           175,134          2,226,396
                                                                                  -----------       ------------       ------------
    SHARES SOLD - ADVISOR CLASS ............................................          294,544             64,602            304,356
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........                0                  0                  0
    SHARES REDEEMED - ADVISOR CLASS ........................................         (133,126)          (277,909)          (503,466)
                                                                                  -----------       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ..............          161,418           (213,307)          (199,110)
                                                                                  -----------       ------------       ------------
    SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................        1,167,124          2,807,792          6,457,458
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS
       (NOTE 1) ............................................................                0                  0                  0
    SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................         (654,531)        (5,693,537)        (3,285,692)
                                                                                  -----------       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........          512,593         (2,885,745)         3,171,766
                                                                                  -----------       ------------       ------------
    SHARES SOLD - INVESTOR CLASS ...........................................        8,853,476          5,403,825         13,337,882
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........                0                  0                  0
    SHARES REDEEMED - INVESTOR CLASS .......................................       (8,837,881)       (25,653,429)       (28,947,288)
                                                                                  -----------       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS .............           15,595        (20,249,604)       (15,609,406)
                                                                                  -----------       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
    TRANSACTIONS ...........................................................          529,429        (23,187,035)       (10,387,743)
                                                                                  ===========       ============       ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............      $         0       $          0       $          0
                                                                                  ===========       ============       ============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             GROWTH AND INCOME  FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE            FOR THE             FOR THE
                                                                                PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                            JULY 31, 2005(1)  DECEMBER 31, 2004   DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................     $  528,010,810     $  754,988,255      $  678,722,351

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................          1,089,093          2,850,246           2,534,374
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................         79,322,504        109,886,748          18,557,714
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        (92,668,312)       (67,387,548)        142,318,154
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        (12,256,715)        45,349,446         163,410,242
                                                                              --------------     --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      ADMINISTRATOR CLASS ...............................................            (62,951)          (188,984)           (214,275)
      ADVISOR CLASS .....................................................            (14,248)           (27,166)            (23,333)
      INSTITUTIONAL CLASS ...............................................           (156,308)          (468,186)           (858,016)
      INVESTOR CLASS ....................................................           (994,653)        (2,205,122)         (1,426,421)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS ...............................................                  0                  0                   0
      INVESTOR CLASS ....................................................                  0                  0                   0
                                                                              --------------     --------------      --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................         (1,228,160)        (2,889,458)         (2,522,045)
                                                                              --------------     --------------      --------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ....................................                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............         93,504,381         16,023,072          15,545,119
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........             62,952             86,153             114,699
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) .........                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............        (12,574,758)       (27,378,853)        (11,445,984)
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................         80,992,575        (11,269,628)          4,213,834
                                                                              --------------     --------------      --------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................            684,136            884,899           1,932,654
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................             14,232             27,101              23,212
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................         (1,605,615)        (3,971,072)         (5,560,191)
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS .........................................           (907,247)        (3,059,072)         (3,604,325)
                                                                              --------------     --------------      --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............          8,636,578         10,067,845          16,100,601
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........            156,307            409,578             705,353
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) .........                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............        (14,522,267)       (60,154,178)        (17,235,352)
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................         (5,729,382)       (49,676,755)           (429,398)
                                                                              --------------     --------------      --------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................         34,859,936         56,766,975         203,112,596
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................            975,742          2,160,572           1,392,195
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .......................                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................       (176,504,182)      (264,359,525)       (289,307,195)
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ........................................       (140,668,504)      (205,431,978)        (84,802,404)
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................        (66,312,558)      (269,437,433)        (84,622,293)
                                                                              ==============     ==============      ==============
NET INCREASE (DECREASE) IN NET ASSETS ...................................        (79,797,433)      (226,977,445)         76,265,904
                                                                              ==============     ==============      ==============
ENDING NET ASSETS .......................................................     $  448,213,377     $  528,010,810      $  754,988,255
                                                                              ==============     ==============      ==============

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                              LARGE CAP GROWTH FUND
                                                                              -----------------------------------------------------
                                                                                     FOR THE            FOR THE             FOR THE
                                                                                PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                               JULY 31, 2005  DECEMBER 31, 2004   DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................     $  518,430,674     $  644,131,444      $  588,893,539

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................         (1,358,232)        (1,690,933)         (3,032,350)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................         27,542,222         73,815,081          36,332,439
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        (11,647,372)       (28,242,259)        117,845,868
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         14,536,618         43,881,889         151,145,957
                                                                              --------------     --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      ADMINISTRATOR CLASS ...............................................                N/A                N/A                 N/A
      ADVISOR CLASS .....................................................                N/A                N/A                 N/A
      INSTITUTIONAL CLASS ...............................................                N/A                N/A                 N/A
      INVESTOR CLASS ....................................................                  0                  0                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS ...............................................                N/A                N/A                 N/A
      INVESTOR CLASS ....................................................                  0                  0                   0
                                                                              --------------     --------------      --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................                  0                  0                   0
                                                                              --------------     --------------      --------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ....................................                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............                N/A                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                N/A                N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS (NOTE 1) .........                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................                N/A                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS .........................................                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............                N/A                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........                N/A                N/A                 N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS (NOTE 1) .........                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................                N/A                N/A                 N/A
                                                                              --------------     --------------      --------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................         14,768,604         23,281,058         119,300,083
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................             43,542                  0                   0
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .......................                N/A                N/A                 N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................        (79,260,660)      (192,863,717)       (215,208,135)
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ........................................        (64,448,514)      (169,582,659)        (95,908,052)
                                                                              --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................        (64,448,514)      (169,582,659)        (95,908,052)
                                                                              ==============     ==============      ==============
NET INCREASE (DECREASE) IN NET ASSETS ...................................        (49,911,896)      (125,700,770)         55,237,905
                                                                              ==============     ==============      ==============
ENDING NET ASSETS .......................................................     $  468,518,778     $  518,430,674      $  644,131,444
                                                                              ==============     ==============      ==============

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           GROWTH AND INCOME FUND
                                                                            ------------------------------------------------------
                                                                                     FOR THE            FOR THE            FOR THE
                                                                                PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                            JULY 31, 2005(1)  DECEMBER 31, 2004  DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .................................................               N/A                N/A                N/A
   SHARES REDEEMED - CLASS C .............................................               N/A                N/A                N/A
                                                                            ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................               N/A                N/A                N/A
                                                                            ----------------  -----------------  -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................         4,524,616            812,188            926,705
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) .....................................................             3,106              4,251              6,709
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................           (615,774)        (1,393,806)          (643,521)
                                                                            ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......         3,911,948           (577,367)           289,893
                                                                            ----------------  -----------------  -----------------
   SHARES SOLD - ADVISOR CLASS ...........................................            33,662             44,541            115,023
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........               702              1,314              1,344
   SHARES REDEEMED - ADVISOR CLASS .......................................           (78,518)          (200,817)          (331,631)
                                                                            ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ............           (44,154)          (154,962)          (215,264)
                                                                            ----------------  -----------------  -----------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ............................           418,826            507,260            939,263
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) .....................................................             7,635             20,235             40,748
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ........................          (706,596)        (3,043,024)          (951,684)
                                                                            ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......          (280,135)        (2,515,529)            28,327
                                                                            ----------------  -----------------  -----------------
   SHARES SOLD - INVESTOR CLASS ..........................................         1,700,219          2,839,780         11,952,254
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......            47,849            103,138             79,360
   SHARES REDEEMED - INVESTOR CLASS ......................................        (8,525,884)       (13,312,831)       (16,571,248)
                                                                            ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........        (6,777,816)       (10,369,913)        (4,539,634)
                                                                            ----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................        (3,190,157)       (13,617,771)        (4,436,678)
                                                                            ================  =================  =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $        147,698  $         257,010  $         279,088
                                                                            ================  =================  =================

STATEMENTS OF CHANGES IN NET ASSETS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                            LARGE CAP GROWTH FUND
                                                                            -----------------------------------------------------
                                                                                  FOR THE             FOR THE             FOR THE
                                                                             PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                            JULY 31, 2005   DECEMBER 31, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:

   SHARES SOLD - CLASS C .................................................            N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS C .............................................            N/A                 N/A                 N/A
                                                                            -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................            N/A                 N/A                 N/A
                                                                            -------------   -----------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................            N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) .....................................................            N/A                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................            N/A                 N/A                 N/A
                                                                            -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......            N/A                 N/A                 N/A
                                                                            -------------   -----------------   -----------------
   SHARES SOLD - ADVISOR CLASS ...........................................            N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........            N/A                 N/A                 N/A
   SHARES REDEEMED - ADVISOR CLASS .......................................            N/A                 N/A                 N/A
                                                                            -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ............            N/A                 N/A                 N/A
                                                                            -------------   -----------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ............................            N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) .....................................................            N/A                 N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ........................            N/A                 N/A                 N/A
                                                                            -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......            N/A                 N/A                 N/A
                                                                            -------------   -----------------   -----------------
   SHARES SOLD - INVESTOR CLASS ..........................................        661,146           1,096,912           6,748,415
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......          1,999                   0                   0
   SHARES REDEEMED - INVESTOR CLASS ......................................     (3,576,123)         (9,063,690)        (11,659,100)
                                                                            -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........     (2,912,978)         (7,966,778)         (4,910,685)
                                                                            -------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................     (2,912,978)         (7,966,778)         (4,910,685)
                                                                            =============   =================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $           0   $               0   $               0
                                                                            =============   =================   =================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                   BEGINNING           NET              AND   DISTRIBUTIONS
                                                   NET ASSET    INVESTMENT       UNREALIZED        FROM NET
                                                   VALUE PER        INCOME   GAIN (LOSS) ON      INVESTMENT
                                                      SHARE         (LOSS)      INVESTMENTS          INCOME
-----------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............  $   15.82   (0.02)(5)            0.91              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............  $   13.40   (0.01)               2.43(7)           0.00
JUNE 30, 2003(8) TO DECEMBER 31, 2003 ...........  $   11.96   (0.00)(4)            1.44(9)           0.00

INSTITUTIONAL CLASS
April 11, 2005(8) to July 31, 2005(6) ...........  $   15.21   (0.00)(4)(5)         1.50              0.00

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............  $   15.70   (0.06)(5)            0.89              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............  $   13.36   (0.06)               2.40              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............  $   10.66   (0.04)              2.75(7)           (0.01)
OCTOBER 1, 2002 TO DECEMBER 31, 2002 (10) .......  $   10.25   (0.00)(4)            0.45             (0.04)
OCTOBER 31, 2001 TO SEPTEMBER 30, 2002 ..........  $   12.17    0.31               (1.93)            (0.27)
OCTOBER 31, 2000 TO SEPTEMBER 30, 2001 ..........  $   19.15    0.32               (5.09)            (0.32)
OCTOBER 31, 1999 TO SEPTEMBER 30, 2000 ..........  $   13.12    0.29                6.26             (0.27)

DIVIDEND INCOME FUND
-----------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............  $   16.17    0.14                0.99             (0.12)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............  $   14.39    0.27                1.79             (0.28)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............  $   11.71    0.19                2.71             (0.22)
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 .........  $   15.19    0.25               (3.13)            (0.35)

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............  $   16.38    0.10                1.00             (0.09)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............  $   14.57    0.22                1.81             (0.22)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............  $   11.85    0.16                2.72             (0.16)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............  $   15.19    0.15               (3.09)            (0.15)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............  $   17.49    0.35               (2.30)            (0.35)
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) .......  $   17.31    0.07                1.01             (0.08)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............  $   17.18    0.37                1.88             (0.36)

GROWTH FUND
-----------------------------------------------------------------------------------------------------------
CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(6) .............  $   19.00   (0.14)(5)            0.71              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............  $   17.03   (0.30)(5)            2.27              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............  $   13.21   (0.32)(5)            4.14              0.00
DECEMBER 26, 2002(8) TO DECEMBER 31, 2002 .......  $   13.44    0.00(4)(5)         (0.23)             0.00

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............  $   19.68   (0.06)(5)            0.73              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............  $   17.38   (0.03)(5)            2.33              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............  $   13.29   (0.08)(5)            4.17              0.00
AUGUST 30, 2002(8) TO DECEMBER 31, 2002 .........  $   13.53   (0.01)(5)           (0.23)             0.00

ADVISOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............  $   19.22   (0.10)(5)            0.72              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............  $   17.09   (0.15)(5)            2.28              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............  $   13.14   (0.16)(5)            4.11              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............  $   17.58   (0.17)(5)           (4.27)             0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............  $   26.96   (0.15)              (9.16)             0.00
FEBRUARY 24, 2000(8) TO DECEMBER 31, 2000 .......  $   43.74   (0.02)             (11.53)             0.00

INSTITUTIONAL CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............  $   19.99   (0.05)(5)            0.74              0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............  $   17.65   (0.03)(5)            2.37              0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............  $   13.48   (0.07)(5)            4.24              0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............  $   17.91   (0.08)(5)           (4.35)             0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............  $   27.17   (0.02)              (9.17)             0.00
FEBRUARY 24, 2000(8) TO DECEMBER 31, 2000 .......  $   43.74   (0.01)             (11.33)             0.00

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS     ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET  NET ASSET  --------------------------------------------
                                                        REALIZED  VALUE PER  NET INVESTMENT     GROSS  EXPENSES       NET      TOTAL
                                                           GAINS      SHARE   INCOME (LOSS)  EXPENSES    WAIVED  EXPENSES  RETURN(2)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............         (0.01)    $ 16.70         (0.24)%     1.27%   (0.34)%     0.93%     5.64%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          0.00     $ 15.82         (0.08)%     1.32%   (0.38)%     0.94%    18.06%
JUNE 30, 2003(8) TO DECEMBER 31, 2003 ...........          0.00     $ 13.40         (0.03)%     2.13%   (1.19)%     0.94%    12.04%

INSTITUTIONAL CLASS
April 11, 2005(8) to July 31, 2005(6) ...........          0.00     $ 16.71         (0.10)%     0.98%   (0.18)%     0.80%     9.86%

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............         (0.01)    $ 16.52         (0.71)%     1.67%   (0.23)%     1.44%     5.30%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          0.00     $ 15.70         (0.55)%     1.77%   (0.33)%     1.44%    17.51%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          0.00     $ 13.36         (0.45)%     1.75%   (0.29)%     1.46%    25.41%
OCTOBER 1, 2002 TO DECEMBER 31, 2002 (10) .......          0.00     $ 10.66          0.25%      1.92%   (0.62)%     1.30%     4.38%
OCTOBER 31, 2001 TO SEPTEMBER 30, 2002 ..........         (0.03)    $ 10.25          2.27%      1.67%   (0.17)%     1.50%   (13.69)%
OCTOBER 31, 2000 TO SEPTEMBER 30, 2001 ..........         (1.89)    $ 12.17          2.20%      1.64%   (0.14)%     1.50%   (26.22)%
OCTOBER 31, 1999 TO SEPTEMBER 30, 2000 ..........         (0.25)    $ 19.15          1.80%      1.58%   (0.08)%     1.50%    50.67%

DIVIDEND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............         (0.65)    $ 16.53          1.47%      1.24%   (0.28)%     0.96%     7.15%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          0.00     $ 16.17          1.75%      1.36%   (0.41)%     0.95%    14.49%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          0.00     $ 14.39          1.62%      1.40%   (0.40)%     1.00%    24.99%
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 .........         (0.25)    $ 11.71          1.64%      2.10%   (1.10)%     1.00%   (19.42)%

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............         (0.65)    $ 16.74          1.06%      1.52%   (0.13)%     1.39%     6.85%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          0.00     $ 16.38          1.40%      1.40%   (0.04)%     1.36%    14.04%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          0.00     $ 14.57          1.24%      1.40%    0.00%      1.40%    24.50%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............         (0.25)    $ 11.85          1.05%      1.40%    0.00%      1.40%   (19.77)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............          0.00     $ 15.19          2.13%      1.10%    0.00%      1.10%   (11.20)%
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) .......         (0.82)    $ 17.49          2.52%      1.00%    0.00%      1.00%     6.60%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............         (1.76)    $ 17.31          2.28%      1.00%    0.00%      1.00%    15.36%

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(6) .............          0.00     $ 19.57         (1.36)%     1.94%   (0.15)%     1.79%     3.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          0.00     $ 19.00         (1.74)%     3.35%   (0.93)%     2.42%    11.57%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          0.00     $ 17.03         (2.02)%     4.31%   (1.84)%     2.47%    28.92%
DECEMBER 26, 2002(8) TO DECEMBER 31, 2002 .......          0.00     $ 13.21          0.00%      2.34%   (0.01)%     2.33%    (1.71)%

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............          0.00     $ 20.35         (0.51)%     1.20%   (0.24)%     0.96%     3.40%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          0.00     $ 19.68         (0.19)%     1.31%   (0.36)%     0.95%    13.23%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          0.00     $ 17.38         (0.52)%     1.24%   (0.27)%     0.97%    30.78%
AUGUST 30, 2002(8) TO DECEMBER 31, 2002 .........          0.00     $ 13.29         (0.69)%     1.26%   (0.27)%     0.99%    (1.77)%

ADVISOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............          0.00     $ 19.84         (0.93)%     1.43%   (0.04)%     1.39%     3.23%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          0.00     $ 19.22         (0.86)%     1.59%   (0.05)%     1.54%    12.46%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          0.00     $ 17.09         (1.10)%     1.57%   (0.02)%     1.55%    30.06%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............          0.00     $ 13.14         (1.16)%     1.56%    0.00%      1.56%   (25.26)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............         (0.07)    $ 17.58         (1.03)%     1.65%    0.00%      1.65%   (34.54)%
FEBRUARY 24, 2000(8) TO DECEMBER 31, 2000 .......         (5.23)    $ 26.96         (0.91)%     2.00%   (0.08)%     1.92%   (26.21)%

INSTITUTIONAL CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............          0.00     $ 20.68         (0.47)%     0.96%   (0.04)%     0.92%     3.45%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............          0.00     $ 19.99         (0.17)%     0.93%   (0.04)%     0.89%    13.26%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............          0.00     $ 17.65         (0.45)%     0.92%   (0.02)%     0.90%    30.93%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............          0.00     $ 13.48         (0.51)%     0.92%    0.00%      0.92%   (24.73)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............         (0.07)    $ 17.91         (0.32)%     0.91%   (0.01)%     0.90%   (33.84)%
FEBRUARY 24, 2000(8) TO DECEMBER 31, 2000 .......         (5.23)    $ 27.17         (0.09)%     0.84%    0.00%      0.84%   (25.72)%

                                                   PORTFOLIO     NET ASSETS AT
                                                    TURNOVER     END OF PERIOD
                                                     RATE(3)   (000'S OMITTED)
------------------------------------------------------------------------------
CAPITAL GROWTH FUND
------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............        57%        $   75,840
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............       239%        $    4,895
JUNE 30, 2003(8) TO DECEMBER 31, 2003 ...........       229%        $    1,026

INSTITUTIONAL CLASS
APRIL 11, 2005(8) TO JULY 31, 2005(6) ...........        57%        $   44,171

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............        57%        $  182,934
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............       239%        $   99,455
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............       229%        $   70,748
OCTOBER 1, 2002 TO DECEMBER 31, 2002 (10) .......        72%        $   21,375
OCTOBER 31, 2001 TO SEPTEMBER 30, 2002 ..........       311%        $   18,221
OCTOBER 31, 2000 TO SEPTEMBER 30, 2001 ..........       285%        $   33,163
OCTOBER 31, 1999 TO SEPTEMBER 30, 2000 ..........       181%        $   36,964

DIVIDEND INCOME FUND
------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............        26%        $    4,957
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............        49%        $    4,351
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............        92%        $    5,054
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 .........       114%        $      559

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............        26%        $  223,800
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............        49%        $  122,747
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............        92%        $  140,758
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............       114%        $  151,165
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............        77%        $  234,428
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) .......         7%        $  297,887
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............       107%        $  260,282

GROWTH FUND
------------------------------------------------------------------------------
CLASS C
JANUARY 1, 2005 TO JULY 31, 2005(6) .............        76%        $      146
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............        92%        $      314
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............       139%        $      512
DECEMBER 26, 2002(8) TO DECEMBER 31, 2002 .......       249%        $       98

ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............        76%        $   65,886
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............        92%        $   66,658
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............       139%        $   55,851
AUGUST 30, 2002(8) TO DECEMBER 31, 2002 .........       249%        $   13,106

ADVISOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............        76%        $    9,762
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............        92%        $    6,357
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............       139%        $    9,294
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............       249%        $    9,764
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............       400%        $   14,292
FEBRUARY 24, 2000(8) TO DECEMBER 31, 2000 .......       366%        $    4,175

INSTITUTIONAL CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) .............        76%        $  315,764
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............        92%        $  294,892
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............       139%        $  311,312
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............       249%        $  195,054
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............       400%        $   72,846
FEBRUARY 24, 2000(8) TO DECEMBER 31, 2000 .......       366%        $   17,844

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                          BEGINNING          NET              AND   DISTRIBUTIONS
                                                          NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                          VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                              SHARE       (LOSS)      INVESTMENTS          INCOME
-----------------------------------------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ...................   $   19.35    (0.11)(5)             0.72        0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $   17.19    (0.13)(5)             2.29        0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $   13.21    (0.16)(5)             4.14        0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................   $   17.68    (0.18)(5)            (4.29)       0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................   $   27.05    (0.15)               (9.15)       0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ..................   $   35.66    (0.17)               (3.21)       0.00

GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ...................   $   21.17     0.09(5)             (0.51)      (0.08)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $   19.52     0.19                 1.63       (0.17)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $   15.75     0.11(5)              3.79       (0.13)
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 ...............   $   20.28     0.11                (4.46)      (0.18)

ADVISOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ...................   $   21.21     0.05(5)             (0.51)      (0.05)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $   19.57     0.08                 1.65       (0.09)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $   15.77     0.05(5)              3.80       (0.05)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................   $   20.20     0.04                (4.41)      (0.06)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................   $   25.32    (0.04)               (5.08)       0.00
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) .............   $   28.29    (0.00)(4)            (2.65)       0.00
FEBRUARY 29, 2000(8) TO OCTOBER 31, 2000 ..............   $   29.15    (0.05)               (0.81)       0.00

INSTITUTIONAL CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ...................   $   21.41     0.12(5)             (0.50)      (0.12)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $   19.72     0.26                 1.62       (0.19)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $   15.92     0.16(5)              3.83       (0.19)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................   $   20.49     0.15                (4.49)      (0.23)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................   $   25.46     0.08                (5.05)       0.00
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) .............   $   28.41    (0.00)(4)            (2.63)       0.00
FEBRUARY 29, 2000(8) TO OCTOBER 31, 2000 ..............   $   29.15     0.01                (0.75)       0.00

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ...................   $   21.33     0.04(5)             (0.50)      (0.05)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $   19.68     0.09                 1.66       (0.10)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $   15.85     0.04(5)              3.83       (0.04)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................   $   20.28     0.02                (4.45)      (0.00)(4)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................   $   25.37    (0.02)               (5.07)       0.00
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) .............   $   28.34    (0.00)(4)            (2.65)       0.00
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ..................   $   25.26    (0.09)                3.19        0.00

LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ...................   $   22.75     (0.07)               0.89        0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $   20.94     (0.07)               1.88        0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $   16.51     (0.10)               4.53        0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................   $   23.55     (0.08)              (6.96)       0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................   $   34.77     (0.02)             (11.20)      (0.00)(4)
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) .............   $   45.49      0.01               (4.81)       0.00
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ..................   $   41.52     (0.16)              12.01        0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   -----------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                               GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   19.96            (1.03)%     1.52%     (0.04)%     1.48%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   19.35            (0.77)%     1.52%     (0.04)%     1.48%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   17.19            (1.08)%     1.54%     (0.01)%     1.53%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   13.21            (1.18)%     1.59%     (0.01)%     1.58%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............           (0.07)  $   17.68            (0.71)%     1.37%      0.00%      1.37%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............           (5.23)  $   27.05            (0.55)%     1.20%      0.00%      1.20%

GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   20.67             0.75%      1.15%     (0.19)%     0.96%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   21.17             0.77%      1.09%     (0.15)%     0.94%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   19.52             0.65%      1.06%     (0.08)%     0.98%
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 ............            0.00   $   15.75             0.68%      1.07%     (0.09)%     0.98%

ADVISOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   20.70             0.42%      1.39%     (0.14)%     1.25%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   21.21             0.36%      1.44%     (0.06)%     1.38%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   19.57             0.29%      1.35%     (0.01)%     1.34%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   15.77             0.24%      1.27%     (0.01)%     1.26%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............            0.00   $   20.20            (0.28)%     1.53%      0.00%      1.53%
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) ..........           (0.32)  $   25.32            (0.24)%     1.28%      0.00%      1.28%
FEBRUARY 29, 2000(8) TO OCTOBER 31, 2000 ...........            0.00   $   28.29            (0.74)%     1.31%      0.00%      1.31%

INSTITUTIONAL CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   20.91             1.04%      0.77%     (0.17)%     0.60%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   21.41             0.93%      0.76%     (0.05)%     0.71%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   19.72             0.95%      0.69%     (0.01)%     0.68%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   15.92             0.87%      0.66%     (0.01)%     0.65%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............            0.00   $   20.49             0.58%      0.65%     (0.01)%     0.64%
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) ..........           (0.32)  $   25.46             0.14%      0.61%      0.00%      0.61%
FEBRUARY 29, 2000(8) TO OCTOBER 31, 2000 ...........            0.00   $   28.41             0.07%      0.64%      0.00%      0.64%

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   20.82             0.33%      1.47%     (0.14)%     1.33%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   21.33             0.40%      1.40%     (0.05)%     1.35%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   19.68             0.25%      1.40%     (0.02)%     1.38%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   15.85             0.08%      1.43%     (0.01)%     1.42%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............            0.00   $   20.28            (0.09)%     1.30%      0.00%      1.30%
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) ..........           (0.32)  $   25.37            (0.01)%     1.07%      0.00%      1.07%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ...............           (0.02)  $   28.34            (0.35)%     1.09%      0.00%      1.09%

LARGE CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................            0.00   $   23.57            (0.50)%     1.40%     (0.18)%     1.22%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............            0.00   $   22.75            (0.30)%     1.24%     (0.04)%     1.20%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............            0.00   $   20.94            (0.48)%     1.27%     (0.02)%     1.25%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............            0.00   $   16.51            (0.37)%     1.24%     (0.01)%     1.23%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............            0.00   $   23.55            (0.09)%     1.11%      0.00%      1.11%
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) ..........           (5.92)  $   34.77             0.15%      0.99%      0.00%      0.99%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ...............           (7.88)  $   45.49            (0.36)%     0.96%      0.00%      0.96%

                                                                   PORTFOLIO     NET ASSETS AT
                                                           TOTAL    TURNOVER     END OF PERIOD
                                                       RETURN(2)     RATE(3)   (000'S OMITTED)
----------------------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................        3.15%         76%     $  1,182,352
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............       12.57%         92%     $  1,146,002
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       30.13%        139%     $  1,365,946
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............      (25.28)%       249%     $  1,256,292
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............      (34.39)%       400%     $  2,021,795
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............       (9.23)%       366%     $  3,411,250

GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................       (1.96)%        74%     $    100,221
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        9.35%        136%     $     19,836
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       24.90%        199%     $     29,557
JANUARY 1, 2002(8) TO DECEMBER 31, 2002 ............      (21.47)%       188%     $     19,280

ADVISOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................       (2.14)%        74%     $      5,007
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        8.85%        136%     $      6,068
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       24.42%        199%     $      8,631
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............      (21.67)%       188%     $     10,347
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............      (20.22)%       172%     $     13,823
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) ..........       (9.35)%        23%     $      4,704
FEBRUARY 29, 2000(8) TO OCTOBER 31, 2000 ...........       (2.95)%       122%     $        455

INSTITUTIONAL CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................       (1.76)%        74%     $     30,157
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        9.59%        136%     $     36,879
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       25.26%        199%     $     83,589
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       21.22%        188%     $     67,014
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       19.52%        172%     $     46,577
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) ..........        9.24%         23%     $     31,394
FEBRUARY 29, 2000(8) TO OCTOBER 31, 2000 ...........        2.54%        122%     $        772

INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................       (2.16)%        74%     $    312,828
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        8.88%        136%     $    465,228
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       24.44%        199%     $    633,211
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............      (21.83)%       188%     $    582,081
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............      (20.06)%       172%     $    886,066
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) ..........       (9.33)%        23%     $  1,109,155
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ...............       12.29%        122%     $  1,227,987

LARGE CAP GROWTH FUND
----------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO JULY 31, 2005(6) ................        3.60%         50%     $    468,519
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............        8.64%         89%     $    518,431
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       26.83%        253%     $    644,131
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............      (29.89)%       443%     $    588,894
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............      (32.27)%       469%     $    976,336
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(11) ..........      (10.34)%        69%     $  1,574,382
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ...............       28.12%        455%     $  1,769,430

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      NOTES TO FINANCIAL HIGHLIGHTS

      (1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

      (2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

      (3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

      (4)   Amount calculated is less than $0.005.

      (5)   Calculated based upon average shares outstanding.

      (6) In 2005, the Fund changed its fiscal year end from December 31 to July 31.

      (7)   Includes redemption fee of $0.01.

      (8)   Commencement of operations.

      (9)   Includes redemption fee of $0.02.

      (10) In 2002, the Fund changed its fiscal year-end from September 30 to December 31.

      (11) In 2000, the Fund changed its fiscal year-end from October 31 to December 31.

NOTES TO FINANCIAL STATEMENTS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at July 31, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, and Large Cap Growth Fund. Each Fund in this report is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                     Before Reorganization           After Reorganization
                                             ------------------------------------   ----------------------
                                                          Target Funds                   Acquiring Fund
----------------------------------------------------------------------------------------------------------
                                                 STRONG          STRONG LARGE       WELLS FARGO ADVANTAGE
   Fund                                      ENDEAVOR FUND   COMPANY GROWTH FUND*    CAPITAL GROWTH FUND
----------------------------------------------------------------------------------------------------------
   Shares:
----------------------------------------------------------------------------------------------------------
      CLASS K(1)                                        --            727,721                      --
----------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                               --                 --                 727,721
----------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                               --                 --                     New
----------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                             1,733,529          8,690,855               9,863,351
----------------------------------------------------------------------------------------------------------
   Net Assets:
----------------------------------------------------------------------------------------------------------
      CLASS K(1)                                        --     $   11,069,451                      --
----------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                               --                 --           $  11,069,451
----------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                               --                 --                     New
----------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                          $ 17,672,409       1 30,992,523             148,664,932
----------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)        1,928,352          9,526,106              11,454,458
----------------------------------------------------------------------------------------------------------
   Accumulated net realized losses              (1,374,426)        (1,215,735)             (2,590,161)
----------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Class K of Strong Large Company Growth Fund merged into Administrator Class of Wells Fargo Advantage Capital Growth Fund.

                                                          Before Reorganization               After Reorganization
                                             ----------------------------------------------   --------------------
                                                              Target Funds                       Acquiring Fund
------------------------------------------------------------------------------------------------------------------
                                                                                                  WELLS FARGO
                                             STRONG DOW 30     STRONG       STRONG DIVIDEND    ADVANTAGE DIVIDEND
   Fund                                        VALUE FUND    ENERGY FUND      INCOME FUND*        INCOME FUND
------------------------------------------------------------------------------------------------------------------
   Shares:
------------------------------------------------------------------------------------------------------------------
      CLASS K(2)                                        --            --           286,445                  --
------------------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                               --            --                --             286,445
------------------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                             4,704,772     1,532,397         8,235,704          13,539,523
------------------------------------------------------------------------------------------------------------------
   Net Assets:
------------------------------------------------------------------------------------------------------------------
      CLASS K(2)                                        --            --     $   4,588,568                  --
------------------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                               --            --                --       $   4,588,568
------------------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                         $  59,913,489   $26,154,607       133,645,472         219,713,568
------------------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)        9,468,337     6,143,950        25,479,707          41,091,994
------------------------------------------------------------------------------------------------------------------
   Accumulated net realized losses             (12,707,218)     (939,498)       (1,189,161)        (14,835,877)
------------------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

(2) Effective at the close of business on April 8, 2005, Class K of Strong Dividend Income Fund merged into Administrator Class of Wells Fargo Advantage Dividend Income Fund.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                     Before Reorganization           After Reorganization
                                            -------------------------------------   ----------------------
                                                          Target Funds                  Acquiring Fund
----------------------------------------------------------------------------------------------------------
                                                STRONG             STRONG                 WELLS FARGO
   Fund                                     GROWTH 20 FUND      GROWTH FUND*        ADVANTAGE GROWTH FUND
----------------------------------------------------------------------------------------------------------
   Shares:
----------------------------------------------------------------------------------------------------------
      CLASS C                                         --               8,913                    8,913
----------------------------------------------------------------------------------------------------------
      CLASS K(3)                                      --           3,148,440                       --
----------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                             --                  --                3,148,440
----------------------------------------------------------------------------------------------------------
      ADVISOR CLASS                              276,560             304,662                  521,601
----------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                             --          15,437,417               15,437,417
----------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                           9,119,381          55,831,771               62,900,684
----------------------------------------------------------------------------------------------------------
   Net Assets:
----------------------------------------------------------------------------------------------------------
      CLASS C                                         --     $       161,112           $      161,112
----------------------------------------------------------------------------------------------------------
      CLASS K(3)                                      --          58,984,412                       --
----------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                             --                  --               58,984,412
----------------------------------------------------------------------------------------------------------
      ADVISOR CLASS                         $  3,965,045           5,568,405                9,533,450
----------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                             --         293,773,318              293,773,318
----------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                         130,085,630       1,027,443,947            1,157,529,577
----------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)     26,139,087         203,437,808              229,576,895
----------------------------------------------------------------------------------------------------------
   Accumulated net realized losses          (345,354,611)       (589,297,736)            (934,652,347)

*     Designates the accounting survivor.

(3) Effective at the close of business on April 8, 2005, Class K of Strong Growth Fund merged into Administrator Class of Wells Fargo Advantage Growth Fund.

                                                    Before Reorganization            After Reorganization
                                            -------------------------------------   ----------------------
                                                         Target Funds                   Acquiring Fund
----------------------------------------------------------------------------------------------------------
                                            STRONG LARGE CAP   STRONG GROWTH AND    WELLS FARGO ADVANTAGE
   Fund                                         CORE FUND         INCOME FUND*      GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------
   Shares:
----------------------------------------------------------------------------------------------------------
      CLASS K(4)                                       --             885,134                      --
----------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                              --                  --                 885,134
----------------------------------------------------------------------------------------------------------
      ADVISOR CLASS                                    --             261,334                 261,334
----------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                              --           1,176,605               1,176,605
----------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                              407,243          20,545,788              20,757,917
----------------------------------------------------------------------------------------------------------
   Net Assets:
----------------------------------------------------------------------------------------------------------
      CLASS K(4)                                       --       $  17,963,974                      --
----------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                              --                  --           $  17,963,974
----------------------------------------------------------------------------------------------------------
      ADVISOR CLASS                                    --           5,313,912               5,313,912
----------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                              --          24,153,285              24,153,285
----------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                          $ 4,337,752         420,133,930             424,471,682
----------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)         180,136          18,045,997              18,226,133
----------------------------------------------------------------------------------------------------------
   Accumulated net realized losses               (441,738)        (74,137,179)            (74,578,917)
----------------------------------------------------------------------------------------------------------

* Designates the accounting survivor

(4) Effective at the close of business on April 8, 2005, Class K of Strong Growth and Income Fund merged into Administrator Class of Wells Fargo Advantage Growth and Income Fund.

NOTES TO FINANCIAL STATEMENTS

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund"), by share class, acquired substantially all of the net assets of the following Target Fund ("Target Fund"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code. A summary of shares outstanding and net assets immediately before and after the reorganization is not required to be presented for the following acquisition.

         Acquiring Fund                           Target Fund
--------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE LARGE
CAP GROWTH FUND - INVESTOR CLASS    STRONG LARGE CAP GROWTH FUND INVESTOR CLASS
--------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds' valuations were based on the mean of the bid and asked prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Dividend Income Fund and the Growth and Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At July 31, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                               Undistributed Net        Undistributed Net
   Fund                     Investment Income (Loss)   Realized Gain (Loss)   Paid-In Capital
---------------------------------------------------------------------------------------------
   CAPITAL GROWTH FUND             $  611,466             $    (334,163)      $    (277,303)
---------------------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                10,075                    60,000             (70,075)
---------------------------------------------------------------------------------------------
   GROWTH FUND                      7,636,787               320,686,012        (328,322,799)
---------------------------------------------------------------------------------------------
   GROWTH AND INCOME FUND              29,755                       (98)            (29,657)
---------------------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND            1,358,232                         0          (1,358,232)
---------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at July 31, 2005.

      At July 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                       Year        Capital Loss
Fund                                                  Expires     Carryforwards
--------------------------------------------------------------------------------
CAPITAL GROWTH FUND                                    2009       $   1,053,585
--------------------------------------------------------------------------------
DIVIDEND INCOME FUND                                   2007             632,263

                                                       2008           1,641,156

                                                       2009           6,886,219

                                                       2010             604,271
--------------------------------------------------------------------------------
GROWTH FUND                                            2008         249,288,195
                                                       2009         311,716,428
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                      Year      Capital Loss
      Fund                          Expires    Carryforwards

      GROWTH AND INCOME FUND          2009     $ 62,637,809
                                      2010          441,738
------------------------------------------------------------
      LARGE CAP GROWTH FUND           2008      244,161,722
                                      2010      203,828,512
------------------------------------------------------------

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at July 31, 2005 are shown on the Statement of Assets and Liabilities.

      Prior to April 11, 2005, the predecessor Strong Funds had a securities lending agreement with State Street Bank and Trust Co. ("State Street"). The agreement required that loans be collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral be marked-to-market daily. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Securities Lending Income on the Statement of Operations.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                      Advisory Fees*                                            Sub-Advisory Fees
                                  Average Daily        (% of Average                          Average Daily       (% of Average
      Fund                          Net Assets       Daily Net Assets)     Sub-Adviser          Net Assets      Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------------------
      CAPITAL GROWTH FUND        $0 - $499 million          0.750        Wells Capital      $0 - $200 million         0.350
                               $500 - $999 million          0.700          Management     $200 - $400 million         0.300
                                $1 - $2.99 billion          0.650         Incorporated          >$400 million         0.250
                                $3 - $4.99 billion          0.625
                                    >$4.99 billion          0.600
---------------------------------------------------------------------------------------------------------------------------------
      DIVIDEND INCOME FUND       $0 - $499 million          0.750        Wells Capital      $0 - $200 million         0.350
                               $500 - $999 million          0.700         Management      $200 - $400 million         0.300
                                $1 - $2.99 billion          0.650         Incorporated          >$400 million         0.250
                                $3 - $4.99 billion          0.625
                                    >$4.99 billion          0.600
---------------------------------------------------------------------------------------------------------------------------------
      GROWTH FUND                $0 - $499 million          0.750        Wells Capital      $0 - $200 million         0.350
                               $500 - $999 million          0.700          Management     $200 - $400 million         0.300
                                $1 - $2.99 billion          0.650         Incorporated          >$400 million         0.250
                                $3 - $4.99 billion          0.625
                                    >$4.99 billion          0.600
---------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                       Advisory Fees*                                           Sub-Advisory Fees
                                  Average Daily        (% of Average                          Average Daily       (% of Average
      Fund                          Net Assets       Daily Net Assets)     Sub-Adviser          Net Assets      Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------------------
      GROWTH AND INCOME FUND     $0 - $499 million          0.750         Matrix Asset       $0 - $50 million         0.200
                               $500 - $999 million          0.700        Advisors, Inc.          >$50 million         0.160
                                $1 - $2.99 billion          0.650
                                $3 - $4.99 billion          0.625
                                    >$4.99 billion          0.600
---------------------------------------------------------------------------------------------------------------------------------
      LARGE CAP GROWTH FUND      $0 - $499 million          0.750        Wells Capital      $0 - $200 million        0.350
                               $500 - $999 million          0.700          Management     $200 - $400 million        0.300
                                $1 - $2.99 billion          0.650         Incorporated          >$400 million        0.250
                                $3 - $4.99 billion          0.625
                                    >$4.99 billion          0.600
---------------------------------------------------------------------------------------------------------------------------------

      * Effective April 11, 2005. From January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser to each of the predecessor Strong Funds. Funds Management was entitled to receive an annual fee at the following rates:

                                                                Advisory Fees
                                             Average Daily      (% of Average
      Fund                                    Net Assets      Daily Net Assets)
-------------------------------------------------------------------------------
      STRONG LARGE COMPANY GROWTH FUND      $0 - $4 billion         0.750
                                            $4 - $6 billion         0.725
                                                >$6 billion         0.700
-------------------------------------------------------------------------------
      STRONG DIVIDEND INCOME FUND           $0 - $4 billion         0.700
                                            $4 - $6 billion         0.675
                                                >$6 billion         0.650
-------------------------------------------------------------------------------
      STRONG GROWTH FUND                    $0 - $4 billion         0.750
                                            $4 - $6 billion         0.725
                                                >$6 billion         0.700
-------------------------------------------------------------------------------
      STRONG GROWTH AND INCOME FUND        All asset levels         0.550
-------------------------------------------------------------------------------
      STRONG LARGE CAP GROWTH FUND         $0 - $35 million         0.600
                                               >$35 million         0.550
-------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                     Administration Fees**
                                   Average Daily        (% of Average
                                     Net Assets        Daily Net Assets)
--------------------------------------------------------------------------
      Fund level                $0 - $4.99 billion           0.05
                                $5 - $9.99 billion           0.04
                                    >$9.99 billion           0.03
--------------------------------------------------------------------------
      CLASS C                                                0.28
--------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                    0.10
--------------------------------------------------------------------------
      ADVISOR CLASS(1)                                       0.28
--------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                    0.08
--------------------------------------------------------------------------
      INVESTOR CLASS(1)(2)(3)                                0.45
--------------------------------------------------------------------------

      (1) The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the Growth and Income Fund.

      (2) The class-level administration fee is reduced by 0.08% for the Investor Class shares of the Dividend Income Fund.

      (3) The class-level administration fee is reduced by 0.05% for the Investor Class shares of the Large Cap Growth Fund.

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                   % of Average
      Share Class                                 Daily Net Assets
------------------------------------------------------------------
      CLASS C, ADVISOR CLASS AND INVESTOR CLASS         0.30%
------------------------------------------------------------------
      CLASS K                                           0.25%
------------------------------------------------------------------
      INSTITUTIONAL CLASS                               0.02%
------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by Funds Management and not by the Funds.

      For financial statement presentation, transfer agent fees for the period from January 1, 2005 though April 10, 2005, as shown below, have been combined with administration fees.

                                             Transfer Agent Fees
                                          and Other Related Expenses
--------------------------------------------------------------------
      STRONG LARGE COMPANY GROWTH FUND
         CLASS K                                $    3,792
         INVESTOR CLASS                            100,166
--------------------------------------------------------------------
      STRONG DIVIDEND INCOME FUND
         CLASS K                                     2,319
         INVESTOR CLASS                             95,539
--------------------------------------------------------------------
      STRONG GROWTH FUND
         CLASS C                                       117
         CLASS K                                    28,991
         ADVISOR CLASS                               2,556
         INSTITUTIONAL CLASS                        15,728
         INVESTOR CLASS                            972,096
--------------------------------------------------------------------
      STRONG GROWTH AND INCOME FUND
         CLASS K                                     8,801
         ADVISOR CLASS                               2,809
         INSTITUTIONAL CLASS                           231
         INVESTOR CLASS                            453,047
--------------------------------------------------------------------
      STRONG LARGE CAP GROWTH FUND
         INVESTOR CLASS                            371,727
--------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                   % of Average Daily Net Assets
--------------------------------------------------------------------------------
      ALL LARGE CAP STOCK FUNDS                                 0.02
--------------------------------------------------------------------------------

      Prior to March 4, 2005, State Street served as custodian for the Strong Large Cap Growth Fund. Prior to April 11, 2005, State Street served as custodian for the Strong Large Company Growth Fund, Strong Dividend Income Fund, Strong Growth Fund and Strong Growth and Income Fund. From April 11, 2005 to April 22, 2005, State Street served as interim custodian for the Capital Growth Fund, Dividend Income Fund, Growth Fund and Growth and Income Fund. State Street was entitled to receive certain fees, primarily based on transactions of the fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

      Share Class                               % of Average Daily Net Assets***
--------------------------------------------------------------------------------
      CLASS C, ADMINISTRATOR CLASS,
         ADVISOR CLASS AND INVESTOR
         CLASS                                                0.25
--------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                     0.00
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      ***Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan. For the period April 11, 2005 through July 31, 2005, shareholder servicing fees paid were as follows:

      Fund                          Class C   Administrator   Advisor   Investor
--------------------------------------------------------------------------------
      CAPITAL GROWTH FUND             N/A        $22,508          N/A   $124,501
--------------------------------------------------------------------------------
      DIVIDEND INCOME FUND            N/A          3,640          N/A    167,666
--------------------------------------------------------------------------------
      GROWTH FUND                    $107         46,069      $ 7,112    877,702
--------------------------------------------------------------------------------
      GROWTH AND INCOME FUND          N/A         10,671        3,937    315,558
--------------------------------------------------------------------------------
      LARGE CAP GROWTH FUND           N/A            N/A          N/A    352,670
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Class C, Advisor Class and Investor Class shares. Under the plan, Strong Investments, Inc. was paid an annual rate of 1.00%, 0.25% and 0.25% of the average daily net assets of the Class C shares of Strong Growth Fund, Advisor Class shares of Strong Growth Fund and Strong Growth and Income Fund, and Investor Class shares of Strong Large Company Growth Fund, respectively.

      For the period ended July 31, 2005, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to March 4, 2005, State Street served as fund accountant for the Strong Large Cap Growth Fund. Prior to April 11, 2005, State Street served as fund accountant for the Strong Large Company Growth Fund, Strong Dividend Income Fund, Strong Growth Fund and Strong Growth and Income Fund. Fund accounting fees were paid by the Funds' administrator and not by the Funds. From April 11, 2005 to April 22, 2005, State Street served as interim fund accountant for the Capital Growth Fund, Dividend Income Fund, Growth Fund and Growth and Income Fund and was entitled to receive an annual asset based fee, a fixed fund accounting base fee, multiple class fee and certain out-of-pocket expenses.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. Net operating expense ratios in effect from April 11, 2005 through July 31, 2005, were as follows:

                                               Net Operating Expense Ratios
      Fund                     Class C   Administrator   Advisor   Institutional   Investor
-------------------------------------------------------------------------------------------
      CAPITAL GROWTH FUND        N/A         0.94%          N/A        0.80%         1.42%
-------------------------------------------------------------------------------------------
      DIVIDEND INCOME FUND       N/A         0.96%          N/A        N/A           1.37%
-------------------------------------------------------------------------------------------
      GROWTH FUND               2.05%        0.96%         1.30%       0.85%         1.47%
-------------------------------------------------------------------------------------------
      GROWTH AND INCOME FUND     N/A         0.96%         1.14%       0.66%         1.31%
-------------------------------------------------------------------------------------------
      LARGE CAP GROWTH FUND      N/A           N/A          N/A         N/A          1.19%
-------------------------------------------------------------------------------------------

      Prior to April 11, 2005, the Strong Funds' interim adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Funds Board of Directors and certain regulatory settlements, the prior adviser, Strong Capital Management, Inc. ("SCM") and/or its affiliates had contractually agreed to waive fees and/or absorb expenses in the amount of 0.033% for the Large Cap Stock Funds from May 21, 2004 to May 21, 2005. In addition, SCM and/or SISI had contractually agreed to waive its fees and/or absorb expenses until May 21, 2005, to keep total annual operating expenses of the Class C shares of the Strong Growth Fund at no more than 2.50%; Class K shares of the Strong Large Company Growth Fund, Strong Dividend Income Fund, Strong Growth Fund and Strong Growth and Income Fund at no more than 0.99%; and Investor Class shares of the Strong Large Company Growth Fund at no more than 1.50%. However, effective April 11, 2005, the funds are subject to a different expense structure. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level of subscription and redemption activity. Transfer

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From January 1, 2005 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statements of Operations are as follows:

                                                               Waived Fees and
      Fund                                                   Reimbursed Expenses
--------------------------------------------------------------------------------
      STRONG LARGE COMPANY GROWTH FUND
         FUND LEVEL                                              $  13,076
         CLASS K                                                     6,244
         INVESTOR CLASS                                             81,235
--------------------------------------------------------------------------------
      STRONG DIVIDEND INCOME FUND
         FUND LEVEL                                                 14,241
         CLASS K                                                     2,388
         INVESTOR CLASS                                                  0
--------------------------------------------------------------------------------
      STRONG GROWTH FUND
         FUND LEVEL                                                153,877
         CLASS C                                                         0
         CLASS K                                                    38,583
         ADVISOR CLASS                                                   0
         INSTITUTIONAL CLASS                                             0
         INVESTOR CLASS                                                  0
--------------------------------------------------------------------------------
      STRONG GROWTH AND INCOME FUND
         FUND LEVEL                                                 54,086
         CLASS K                                                     3,699
         ADVISOR CLASS                                                   0
         INSTITUTIONAL CLASS                                             0
         INVESTOR CLASS                                                  0
--------------------------------------------------------------------------------
      STRONG LARGE CAP GROWTH FUND
         FUND LEVEL                                                 51,176
         INVESTOR CLASS                                                  0
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended July 31, 2005, were as follows:

      Fund                            Purchases at Cost           Sales Proceeds
--------------------------------------------------------------------------------
      CAPITAL GROWTH FUND              $   250,876,524             $  93,377,715
--------------------------------------------------------------------------------
      DIVIDEND INCOME FUND                  54,667,881                45,088,399
--------------------------------------------------------------------------------
      GROWTH FUND                        1,119,741,144             1,255,651,334
--------------------------------------------------------------------------------
      GROWTH AND INCOME FUND               346,818,907               422,353,474
--------------------------------------------------------------------------------
      LARGE CAP GROWTH FUND                233,448,691               304,299,278
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the period ended July 31, 2005, there were no borrowings by the Large Cap Stock Funds under either agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended July 31, 2005, and the year ended December 31, 2004, was as follows:

                                 Ordinary      Long-Term    Dividends Paid
                                  Income     Capital Gain   on Redemptions      Total
      Fund                         2005          2005            2005            2005
----------------------------------------------------------------------------------------
      CAPITAL GROWTH FUND      $         0    $   100,715        $ 0         $   100,715
----------------------------------------------------------------------------------------
      DIVIDEND INCOME FUND       1,238,746      5,064,546          0           6,303,292
----------------------------------------------------------------------------------------
      GROWTH AND INCOME FUND     1,228,160              0          0           1,228,160
----------------------------------------------------------------------------------------

                                 Ordinary      Long-Term    Dividends Paid
                                  Income     Capital Gain   on Redemptions      Total
      Fund                         2004          2004            2004            2004
----------------------------------------------------------------------------------------
      CAPITAL GROWTH FUND      $         0       $ 0            $ 96         $        96
----------------------------------------------------------------------------------------
      DIVIDEND INCOME FUND       1,800,811         0               0           1,800,811
----------------------------------------------------------------------------------------
      GROWTH AND INCOME FUND     2,889,458         0               0           2,889,458
----------------------------------------------------------------------------------------

      As of July 31, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                               Undistributed   Undistributed   Undistributed     Unrealized
                                 Tax-Exempt      Ordinary        Long-Term      Appreciation     Capital Loss
      Fund                        Income          Income        Capital Gain   (Depreciation)    Carryforward         Total
-------------------------------------------------------------------------------------------------------------------------------
      CAPITAL GROWTH FUND          $ 0          $ 2,818,751     $ 3,060,026     $  24,031,766   $   (1,053,585)  $   28,856,958
-------------------------------------------------------------------------------------------------------------------------------
      DIVIDEND INCOME FUND           0              157,381       6,107,808        36,797,553       (9,763,909)      33,298,833
-------------------------------------------------------------------------------------------------------------------------------
      GROWTH FUND                    0                    0               0       305,955,335     (561,004,623)    (255,049,288)
-------------------------------------------------------------------------------------------------------------------------------
      GROWTH AND INCOME FUND         0              147,698               0        14,472,397      (63,079,547)     (48,459,452)
-------------------------------------------------------------------------------------------------------------------------------
      LARGE CAP GROWTH FUND          0                    0               0        92,579,170     (447,990,234)    (355,411,064)
-------------------------------------------------------------------------------------------------------------------------------

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                     WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund and the Large Cap Growth Fund, five of the Funds constituting the Wells Fargo Funds Trust (collectively the "Funds"), as of July 31, 2005, and the related statements of operations, statements of changes in net assets and the financial highlights for the period ended July 31, 2005 and the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund and the Large Cap Growth for the years or periods ended December 31, 2003 and prior, were audited by other auditors. Those auditors expressed unqualified opinions on those financial statements and financial highlights in their reports dated February 14, 2005.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of July 31, 2005, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                          /s/ KPMG LLP

Philadelphia, Pennsylvania
September 19, 2005

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TAX INFORMATION

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Dividend Income Fund and Growth and Income Fund designate 100% of its ordinary income dividends distributed between April 9, 2005, and July 31, 2005, as qualifying for the corporate dividends-received deduction.

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Capital Growth Fund and the Dividend Income Fund designate $100,715 and $5,064,546, respectively, as long-term capital gain dividends for the period.

      The Dividend Income Fund and Growth and Income Fund designate 100% of the income dividends distributed between April 9, 2005, and July 31, 2005, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEE**

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE        LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
      J. Tucker Morse     Trustee, since 1987      Private Investor/Real Estate        None
      60                                           Developer; Chairman of White
                                                   Point Capital, LLC.
----------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE        LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
      THOMAS S. GOHO      Trustee, since 1987      Associate Professor of Finance,     None
      62                                           Wake Forest University,
                                                   Calloway School of Business
                                                   and Accountancy.
----------------------------------------------------------------------------------------------------------
      Peter G. Gordon     Trustee, since 1998      Chairman, CEO, and Co-              None
      62                  (Chairman, since 2005)   Founder of Crystal Geyser
                                                   Water Company and President
                                                   of Crystal Geyser Roxane Water
                                                   Company.
----------------------------------------------------------------------------------------------------------
      Richard M. Leach    Trustee, since 1987      Retired. Prior thereto, President   None
      72                                           of Richard M. Leach Associates
                                                   (a financial consulting firm).
----------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE        LENGTH OF SERVICE ***       PAST FIVE YEARS                  OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
      Timothy J. Penny    Trustee, since 1996      Senior Counselor to the public      None
      53                                           relations firm of Himle-Horner
                                                   and Senior Fellow at the
                                                   Humphrey Institute,
                                                   Minneapolis, Minnesota (a pub-
                                                   lic policy organization).
----------------------------------------------------------------------------------------------------------
      Donald C. Willeke   Trustee, since 1996      Principal in the law firm of        None
      65                                           Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE        LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
      Karla M. Rabusch    President, since 2003    Executive Vice President of         None
      46                                           Wells Fargo Bank, N.A.
                                                   President of Wells Fargo Funds
                                                   Management, LLC. Senior Vice
                                                   President and Chief
                                                   Administrative Officer of Wells
                                                   Fargo Funds Management, LLC
                                                   from 2001 to 2003. Vice
                                                   President of Wells Fargo Bank,
                                                   N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------------
      Stacie D. DeAngelo  Treasurer, since  2003   Senior Vice President of Wells      None
      36                                           Fargo Bank, N.A. Senior Vice
                                                   President of Operations for
                                                   Wells Fargo Funds
                                                   Management, LLC. Prior there-
                                                   to, Operations Manager at
                                                   Scudder Weisel Capital, LLC
                                                   from 2000 to 2001. Director of
                                                   Shareholder Services at BISYS
                                                   Fund Services from 1999 to
                                                   2000.
----------------------------------------------------------------------------------------------------------
      C. David Messman    Secretary, since 2000    Vice President and Managing         None
      45                                           Senior Counsel of Wells Fargo
                                                   Bank, N.A. Senior Vice
                                                   President and Secretary of Wells
                                                   Fargo Funds Management, LLC.
                                                   Vice President and Senior
                                                   Counsel of Wells Fargo Bank,
                                                   N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** As of July 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

CAPITAL GROWTH FUND, DIVIDEND INCOME FUND, GROWTH FUND, GROWTH AND INCOME FUND AND LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund and Large Cap Growth Fund (the "Funds");
(ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Capital Growth Fund, Dividend Income Fund, Growth Fund and Large Cap Growth Fund; and (iii) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the Growth and Income Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management and Matrix (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. The Board initially approved the Advisory Agreements for the Funds at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of certain of the Strong Funds into certain of the Wells Fargo Advantage Funds (the "Reorganization"), as follows:

STRONG FUNDS                                        WELLS FARGO ADVANTAGE FUNDS
--------------------------------------------------------------------------------
Large Company Growth*                               Capital Growth Fund
Endeavor Fund
--------------------------------------------------------------------------------
Dividend Income Fund*                               Dividend Income Fund
Energy Fund
Dow 30 Value Fund
--------------------------------------------------------------------------------
Growth Fund*                                        Growth Fund
Growth 20 Fund
--------------------------------------------------------------------------------
Growth and Income Fund*                             Growth and Income Fund
Large Cap Core Fund
--------------------------------------------------------------------------------
Large Cap Growth Fund*                              Large Cap Growth Fund
--------------------------------------------------------------------------------
*     Accounting survivor.

      The Reorganization was effective at the close of business on April 8, 2005. The Funds commenced operations on April 11, 2005. Accordingly, references to the Funds refer to either the predecessor funds or the Funds as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor funds or those of the Funds as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. Responses of Funds Management and the Sub-Advisers to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers.

      The Board also considered the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and the Sub-Adviser's compensation for its personnel that would be involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services anticipated to be provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-advisers.

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to each of the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance results of each Fund were better than, or not appreciably below, the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the Funds' net operating expense ratios were lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each respective Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for these Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services anticipated to be provided.

      The Board also reviewed the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      Because the Funds had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with the Funds. However, the Board received and considered a detailed profitability analysis of Funds Management and its affiliates based on similar advisory and other relationships between other series in the Trust and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the other series, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to such series were not unreasonable.

      The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Capital Growth Fund, Dividend Income Fund, Growth Fund and Large Cap Growth Fund was not a material factor in determining whether to renew the agreement. The Board did not consider profitability information with respect to Matrix, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Matrix had been negotiated by Funds Management on an arms length basis and that Matrix's separate profitability from its relationship with the Growth and Income Fund was not a material factor in determining whether to renew the agreement.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale will be shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by the Sub-Advisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers and their affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in the business of Funds Management and the Sub-Advisers as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Board also considered the policies of the Funds in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of the Sub-Advisers regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares would be offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution. As discussed above, the Board reviewed detailed materials received from Funds Management and the Sub-Advisers in advance of the April 4, 2005 meeting as part of the re-approval process under Section 15 (c) of the 1940 Act. The Board has also reviewed detailed materials from Funds Management and the Sub-Advisers, and met with various management representatives and portfolio managers, as part of its regular and special meeting cycle, and such materials and meetings were also considered as part of the re-approval process.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS                WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

                    THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO     This report and the financial statements
ADVANTAGE FUNDS(SM) is available       contained herein are submitted for the
free upon request. To obtain           general information of the shareholders
literature, please write, e-mail,      of the WELLS FARGO ADVANTAGE FUNDS. If
or call:                               this report is used for promotional
                                       purposes, distribution of the report must
WELLS FARGO ADVANTAGE FUNDS            be accompanied or preceded by a current
P.O. Box 8266                          prospectus. For a prospectus containing
Boston, MA 02266-8266                  more complete information, including
                                       charges and expenses, call
E-mail: wfaf@wellsfargo.com            1-800-222-8222. Please consider the
Retail Investment Professionals:       investment objective, risks, charges and
888-877-9275                           expenses of the investment carefully
Institutional Investment               before investing. This and other
Professionals: 866-765-0778            information about WELLS FARGO ADVANTAGE
Web: www.wellsfargo.com/advantage      FUNDS can be found in the current
funds                                  prospectus. Read the prospectus carefully
                                       before you invest or send money.

                                       Wells Fargo Funds Management, LLC, a
                                       wholly-owned subsidiary of Wells Fargo
                                       & Company, provides investment advisory
                                       and administrative services for the
                                       WELLS FARGO ADVANTAGE FUNDS. Other
                                       affiliates of Wells Fargo & Company
                                       provide sub- advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -------------------------------------------------------

--------------------------------------------------------------------------------
(c)2005 Wells Fargo   |  www.wellsfargo.com/advantagefunds |     RT52551 09-05
Advantage Funds, LLC. |                                    |   ALGNL/AR121 07-05
All rights reserved.  |                                    |


ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, July 31, 2005, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================

(a)

AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended July 31, 2004 and July 31, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended July 31, 2004 and July 31, 2005, the Audit Fees were $911,915 and $1,470,200, respectively.

(b)

AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended July 31, 2004 and July 31, 2005 for assurance and related services by the principal accountant for the Registrant.

(c)

TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended July 31, 2004 and July 31, 2005 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended July 31, 2004 and July 31, 2005, the Tax Fees were $76,500 and $84,325, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended July 31, 2004 and July 31, 2005, the Tax Fees were $116,623 and $216,760, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

ALL OTHER FEES - There were no other fees incurred for the fiscal years ended July 31, 2004 and July 31, 2005.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Provided below are the aggregate non-audit fees billed for the fiscal years ended July 31, 2004 and July 31, 2005, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended July 31, 2004 and July 31, 2005, the Registrant incurred non-audit fees in the amount of $72,000 and $134,500, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended July 31, 2004 and July 31, 2005, the Registrant's investment adviser incurred non-audit fees in the amount of $35,000 and $148,500 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)

The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6.  [RESERVED]
======================

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================

Not applicable.

ITEM 8.  [RESERVED]
===================

ITEM 9.  CONTROLS AND PROCEDURES
================================

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                Wells Fargo Funds Trust

                                                By:  /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President

Date: September 14, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                Wells Fargo Funds Trust

                                                By:  /s/ Stacie D. DeAngelo

                                                     Stacie D. DeAngelo
                                                     Treasurer

Date: September 14, 2005